      As filed with the Securities and Exchange Commission on July 29, 2004

                          Registration Nos. 002-99861
                                    811-04395


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 51

                                     to the
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                                       and

                         POST-EFFECTIVE AMENDMENT NO. 52

                                     to the
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                             SMITH BARNEY MUNI FUNDS
                    (Formerly, Smith Barney Muni Bond Funds)
       (Exact name of Registrant as specified in the Declaration of Trust)

                   125 Broad Street, New York, New York 10004
                    (Address of principal executive offices)

                                 (203) 890-7026
                         (Registrant's telephone number)

                               Robert I. Frenkel
                   300 First Stamford Place, Stamford CT 06902
                     (Name and address of agent for service)

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on July 29, 2004 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  PROSPECTUS




                              NATIONAL PORTFOLIO


      Class A, B, C and Y Shares


      July 29, 2004



      The Securities and Exchange Commission has not approved or disapproved these securities as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./r/

  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE

National Portfolio

  Contents



               Investments, risks and performance...........  2

               More on the fund's investments...............  7

               Management...................................  8

               Choosing a class of shares to buy............ 10

               Comparing the fund's classes................. 12

               Sales charges................................ 13

               More about deferred sales charges............ 16

               Buying shares................................ 17

               Exchanging shares............................ 18

               Redeeming shares............................. 19

               Other things to know about share transactions 22

               Dividends, distributions and taxes........... 24

               Share price.................................. 25

               Financial highlights......................... 26



The fund is a series of Smith Barney Muni Funds, a Massachusetts business trust.

                                                      Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective

The fund seeks as high a level of income exempt from regular federal income tax as is consistent with prudent investing.


Principal investment strategies
Key Investments As a matter of fundamental policy, under normal circumstances, the fund invests at least 80% of its assets in "municipal securities," which are debt obligations issued by any of the 50 states and certain other municipal issuers and their political subdivisions, agencies and public authorities. The interest on these securities is excluded from gross income for regular federal income tax purposes. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to regular federal income taxation. The fund may invest in municipal securities of varying maturities, but typically focuses on municipal securities that have remaining maturities at the time of purchase of from five to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

.. Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market
.. Considers the potential impact of supply/demand imbalances for obligations of different states, the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates
.. May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio
.. Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features


Smith Barney National Portfolio

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

..  Interest rates rise, causing the value of the fund's portfolio to decline
..  The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
..  Municipal securities fall out of favor with investors
..  Unfavorable legislation affects the tax-exempt status of municipal bonds
.. The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal income tax. The fund may realize capital gains on the sale of its securities or on transactions in futures contracts or other derivative instruments. Distributions of the fund's interest income that is exempt from regular federal income tax may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local income taxes.


Who may want to invest The fund may be an appropriate investment if you:

.. Are in a high federal tax bracket seeking income exempt from federal taxation .. Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
.. Are willing to accept the risks of municipal securities but are seeking to diversify your investment among issuers of different states


                                                      Smith Barney Mutual Funds

Performance Information

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Return table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual total returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information below show performance of the fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares reflects the impact of taxes paid on distributions and the redemption of shares at the end of the period. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                       Total Returns for Class A Shares

                                    [CHART]


 1994     1995     1996   1997    1998    1999    2000    2001   2002    2003
------   ------   -----  ------  -----   ------  ------  -----  -----   ------
-5.83%   18.90%   3.68%  10.58%  5.64%   -4.61%  12.21%  4.20%  6.25%    5.89%

                        Calendar years ended December 31


Highest and Lowest Quarter Returns:
(for periods shown in the bar chart)

Highest: 7.36% in 1st quarter 1995; Lowest: (4.96)% in 1st quarter 1994. Year to date: 0.82% through 6/30/04



Smith Barney National Portfolio

                         Average Annual Total Returns

                      for periods ended December 31, 2003



                                                        Since   Inception
                              1 Year 5 Years 10 Years Inception   Date
       Class A Return Before
       Taxes                   1.69%  3.79%    5.04%    6.86%   08/20/86
       Return After Taxes on
       Distributions/(1)/      1.69%  3.78%    4.97%    N/A
       Return After Taxes on
       Distributions and Sale
       of Fund Shares/(1)/     3.01%  4.02%    5.08%    N/A
       Other Classes (Return Before Taxes only)
       Class B                 0.95%  3.96%     N/A     6.45%    11/7/94
       Class C/(2)/            4.35%  4.05%    4.83%    5.50%    01/5/93
       Class Y*                N/A    N/A      N/A      N/A
       Lehman Index/(3)/       5.31%  5.83%    6.03%    N/A
       Lipper Average/(4)/     4.77%  4.51%    4.98%    N/A


/(1)/After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.


/(2)/Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004 the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.


/(3)/The Lehman Index is a broad-based index of the municipal bond market with maturities of at least one year.


/(4)/The Lipper General Municipal Debt Fund Average reflects the performance of
     291 funds in the general municipal debt fund category with reinvestment of dividends and capital gains.


* There were no Class Y shares outstanding for the calendar year ended December 31, 2003.



An investor cannot invest directly in an index. An index does not reflect deductions for fees, expenses or taxes.


                                                      Smith Barney Mutual Funds

Fee table
This table sets forth the fees and expenses you may pay if you invest in fund shares.

                               Shareholder fees


    (fees paid directly from your
    investment)                              Class A Class B Class C Class Y
    Maximum sales charge (load)
    imposed on purchases
    (as a % of offering price)                4.00%    None    None   None
    Maximum deferred sales charge
    (load) (as a % of the lower of net asset
    value at purchase or redemption)           None*  4.50%   1.00%   None


                        Annual fund operating expenses


     (expenses deducted from fund assets) Class A Class B Class C Class Y**
       Management fee                      0.45%   0.45%   0.45%    0.45%
       Distribution and service (12b-1)
       fees                                0.15%   0.65%   0.70%     None
       Other expenses                      0.04%   0.05%   0.07%    0.04%
                                           -----   -----   -----    -----
       Total annual fund operating
       expenses                            0.64%   1.15%   1.22%    0.49%
                                           =====   =====   =====    =====

* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**For Class Y shares, "Other expenses" have been estimated for the fiscal year ended March 31, 2004, based on expenses incurred by Class A shares because no Class Y shares were outstanding during the fiscal year ended March 31, 2004.


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:


..  You invest $10,000 in the fund for the periods shown


.. Your investment has a 5% return each year--the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance

.. You reinvest all distributions and dividends without a sales charge .. The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Smith Barney National Portfolio

                      Number of years you own your shares


                                           1 year 3 years 5 years 10 years
     Class A (with or without redemption)   $463   $597    $742    $1,166
     Class B (redemption at end of period)  $567   $665    $733    $1,255*
     Class B (no redemption)                $117   $365    $633    $1,255*
     Class C (redemption at end of period)  $224   $387    $670    $1,477
     Class C (no redemption)                $124   $387    $670    $1,477
     Class Y (with or without redemption)   $ 50   $157    $274    $  616

* Assumes conversion to Class A shares approximately eight years after purchase.

  More on the fund's investments


Municipal securities In addition to debt obligations issued by any of the 50 states and certain other governmental issuers, "Municipal securities" include debt obligations issued by certain governmental issuers such as Puerto Rico, the U.S. Virgin Islands and Guam. The municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.



Other debt securities The fund may invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal taxation and may be subject to state taxation.


Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

..  To hedge against the economic impact of adverse changes in the market value of portfolio securities, due to changes in interest rates;
.. As a substitute for buying or selling securities; or .. As a cash flow management technique.

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.


                                                      Smith Barney Mutual Funds

The fund may also invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Inverse floaters and futures are volatile and involve leverage, which may expose the fund to increased risk of loss. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures contracts used for hedging purposes if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.


  Management


Manager The fund's investment adviser (the "manager") is Smith Barney Fund Management LLC ("SBFM"), an affiliate of Citigroup Global Markets Inc. ("CGM"). The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses offer a broad range of financial services --asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, the fund's manager does not obtain or use inside information acquired by any divi-



Smith Barney National Portfolio
sion, department or affiliate of Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.



Peter M. Coffey, investment officer of the manager and managing director of CGM, has been responsible for the day-to-day management of the fund's portfolio since November 1987.



Management fees During the fiscal year ended March 31, 2004, the manager received an advisory fee equal to 0.45% of the fund's average daily net assets.



Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and C shares. Under the plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.


The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the fund's distributors and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.



Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb ("Citicorp Trust"), a subsidiary of Citigroup serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund's sub-transfer agent (the "sub-transfer agent") The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.



                                                      Smith Barney Mutual Funds

Recent Developments Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust, an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the fund. This notification arises out of a previously disclosed SEC investigation by the SEC and the U.S. Attorney and relates to Citicorp Trust's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.




  Choosing a class of shares to buy


You can choose among four classes of shares: Classes A, B, C and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is most beneficial to an investor depends on the amount and intended length of the investment.


.. If you plan to invest regularly or in large amounts, buying Class A shares, or if you meet the minimum investment requirement, Class Y shares may help you reduce sales charges and ongoing expenses.

.. For Class B shares and for Class C shares, all of your purchase amount will be immediately invested. This may help offset the higher expenses of Class B and Class C shares, but only if the fund performs well.


.. Class C shares have a lower deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class C shares do not, Class B shares may be more attractive to long-term investors.


..  There are other variables in share class expenses. You should review the Fee
   Table and Example at the front of this Prospectus carefully before choosing your share class.



Smith Barney National Portfolio

You may buy shares from:


.. Certain broker-dealers, financial intermediaries, financial institutions or a distributor's financial consultants (each called a "Service Agent")

..  The fund, but only if you are investing through certain Service Agents


Not all classes of shares are available through all Service Agents, You should contact your Service Agent or consult the SAI for further information.


Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


                                                 Initial           Additional
                                       Classes A, B, C   Class Y   All Classes
 General                                   $1,000      $15 million     $50
 Monthly Systematic Investment Plans        $25            n/a         $25
 Quarterly Systematic Investment Plans      $50            n/a         $50
 Uniform Gifts or Transfers to
 Minors Accounts                            $250       $15 million     $50


                                                      Smith Barney Mutual Funds

  Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.


                      Class A               Class B              Class C           Class Y
Key features     .Initial sales     .No initial sales       .No initial sales  .No initial or
                  charge             charge                  charge             deferred sales
                 .You may qual-     .Deferred sales         .Deferred sales     charge
                  ify for reduc-     cha* Ask your rge de-   charge for        .Must invest at
                  tion or waiver     clines over             only 1 year        least $15
                  of initial sales   time                   .Does not con-      million
                  charge            .Converts to             vert to Class A   .Lower annual
                 .Lower annual       Class A after          .Higher annual      expenses than
                  expenses than      8 years                 expenses than      the other
                  Class B and       .Higher annual           Class A            classes
                  Class C            expenses than
                                     Class A
-----------------------------------------------------------------------------------------------
Initial sales     Up to 4.00%;       None                    None               None
charge            reduced for
                  large purchases
                  and waived for
                  certain
                  investors. No
                  charge for
                  purchases of
                  $500,000 or
                  more
-----------------------------------------------------------------------------------------------
Deferred          1.00% on           Up to 4.50%             1.00% if you       None
sales charge      purchases of       charged when            redeem within
                  $500,000 or        you redeem              1 year of
                  more if you        shares. The             purchase
                  redeem within      charge is
                  1 year of          reduced over
                  purchase           time and there
                                     is no deferred
                                     sales charge
                                     after 5 years
-----------------------------------------------------------------------------------------------
Annual            0.15% of           0.65% of                0.70% of           None
distribution and  average daily      average daily           average daily
service fees      net assets         net assets              net assets
-----------------------------------------------------------------------------------------------
Exchange          Class A shares     Class B shares          Class C shares     Class Y shares
privilege*        of most Smith      of most Smith           of most Smith      of most Smith
                  Barney funds       Barney funds            Barney funds       Barney funds
-----------------------------------------------------------------------------------------------

 *Ask  your Service Agent for the Smith Barney funds available for exchange.

Smith Barney National Portfolio

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by the Class A shares serviced by them.


                                    Sales Charge Sales Charge Broker/Dealer
                                     as a % of    as a % of     Commission
                                      offering    net amount    as a % of
    Amount of purchase               price (%)   invested (%) offering price
    Less than $25,000                   4.00         4.17          3.60
    $25,000 but less than $50,000       3.50         3.63          3.15
    $50,000 but less than $100,000      3.00         3.09          2.70
    $100,000 but less than $250,000     2.50         2.56          2.25
    $250,000 but less than $500,000     1.50         1.52          1.35
    $500,000 or more                     -0-          -0-          1.00*




* A distributor may pay up to 1.00% to a Service Agent for purchase amounts of $500,000 or more. In such case, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.15% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the service fee. Where the Service Agent does not receive the payment of up to 1.00% from the distributor, the Service Agent will instead receive the annual service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of up to 1.00% from the distributor as well as the annual distribution and service fee starting immediately after purchase. Please contact your Service Agent for more information.


Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem

                                                      Smith Barney Mutual Funds
these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.



Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund's sub-transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility.


Accumulation privilege - lets you combine the current value of Class A shares owned

..  by you, or
..  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

..  Employees of NASD members
..  Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup
.. Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified


If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the SAI.



Smith Barney National Portfolio

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.

           Year after purchase   1st  2nd 3rd 4th 5th 6th through 8th
           Deferred sales charge 4.5% 4%  3%  2%  1%        0%

Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.15% of the average daily net assets represented by the Class B shares serviced by them.

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:             Shares issued:         Shares issued:
At initial                 On reinvestment of     Upon exchange from
purchase                   dividends and          another Smith Barney
                           distributions          fund
Eight years after the date In same proportion     On the date the shares
of purchase                as the number of       originally acquired
                           Class B shares         would have converted
                           converting is to total into Class A shares
                           Class B shares you
                           own (excluding
                           shares issued as
                           dividends)


Class C shares


You buy Class C shares at the net asset value without paying an initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge of 1.00%.



Service Agents selling Class C shares receive a commission of up to 0.75% of the purchase price of the Class C shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 0.70% of the average net assets represented by the Class C shares held by their clients.


Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 minimum initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.


                                                      Smith Barney Mutual Funds

  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

..  Shares exchanged for shares of another Smith Barney fund
..  Shares representing reinvested distributions and dividends
..  Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you have redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

..  On payments made through certain systematic withdrawal plans
..  For involuntary redemptions of small account balances
..  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

Smith Barney National Portfolio

  Buying shares


       Through a You should contact your Service Agent to open a bro-Service Agent kerage account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account
                 maintenance fee.
-------------------------------------------------------------------------------
Through the fund Certain investors who are clients of certain Service
                 Agents are eligible to buy shares directly from the fund.

                 . Write the fund at the following address:
                     National Portfolio
                     Smith Barney Muni Funds
                     (Specify class of shares)
                     c/o PFPC Inc.
                     P.O. Box 9699
                     Providence, RI 02940-9699
                 . Enclose a check to pay for the shares. For initial
                   purchases, complete and send an account
                   application.
                 . For more information, please call Smith Barney
                   Shareholder Services at 1-800-451-2010.
-------------------------------------------------------------------------------
       Through a You may authorize your Service Agent or the sub-systematic transfer agent to transfer funds automatically from (i) a investment plan regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or (iii) certain money market funds, in order to buy shares on a regu-lar basis.

                 . Amounts transferred should be at least: $25
                   monthly or $50 quarterly
                 . If you do not have sufficient funds in your ac-
                   count on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.


                                                      Smith Barney Mutual Funds

  Exchanging shares


 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund into which you help meet the are exchanging. An exchange is a taxable transaction. varying needs of both large and . You may exchange shares only for shares of the
     small investors   same class of another Smith Barney fund. Not all
                       Smith Barney funds offer all classes.
                     . Not all Smith Barney funds may be offered in your
                       state of residence. Contact your Service Agent or
                       the transfer agent for further information.
                     . Exchanges of Class A, Class B and Class C shares
                       are subject to minimum investment requirements
                       (except for systematic plan exchanges), and all
                       shares are subject to the other requirements of
                       the fund into which exchanges are made.
                     . If you hold share certificates, the sub-transfer
                       agent must receive the certificates endorsed for
                       transfer or with signed stock powers (documents
                       transferring ownership of certificates) before the
                       exchange is effective.
                     . The fund may suspend or terminate your ex-
                       change privilege if you engage in an excessive pat-
                       tern of exchanges.
-------------------------------------------------------------------------------
           Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
             charges
                     Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge. If the fund
                     you exchange into has a higher deferred sales charge,
                     you will be subject to that charge. If you exchange at
                     any time into a fund with a lower charge, the sales
                     charge will not be reduced.
-------------------------------------------------------------------------------


Smith Barney National Portfolio

      By telephone If you do not have a brokerage account with a Service
                   Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange ("NYSE") is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00
                   p.m. (Eastern time).

                   You can make telephone exchanges only between ac-
                   counts that have identical registrations.
      --------------------------------------------------------------------
           By mail If you do not have a brokerage account, contact your
                   Service Agent or write to the sub-transfer agent at the address on the following page.


  Redeeming shares

       Generally Contact your Service Agent to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
       -----------------------------------------------------------------

                                                      Smith Barney Mutual Funds

          By mail For accounts held directly at the fund, send written requests to the fund at the following address:

                      National Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)
                      c/o PFPC Inc.
                      P.O. Box 9699
                      Providence, RI 02940-9699

                  Your written request must provide the following:

                  .The name of the fund and account number
                  .The class of shares and the dollar amount or
                    number of shares to be redeemed
                  .Signatures of each owner exactly as the account is
                    registered
     ---------------------------------------------------------------------
     By telephone If you do not have a brokerage account with a Service
                  Agent, you may be eligible to redeem shares in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the NYSE is open. Call Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                  Your redemption proceeds can be sent by check to
                  your address of record or by wire or electronic transfer
                  (ACH) to a bank account designated on your author-ization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on a wire or an electronic transfer (ACH).
     ---------------------------------------------------------------------


Smith Barney National Portfolio

  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of the fund with a value of at least $10,000 and each automatic redemption must be at least $50. If your shares are subject to a de-ferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates
                 .All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.

                                                      Smith Barney Mutual Funds

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

..  Name of the fund
..  Account number
..  Class of shares being bought, exchanged or redeemed
.. Dollar amount or number of shares being bought, exchanged or redeemed .. Signature of each owner exactly as the account is registered


The fund's sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent, nor the sub-transfer agent will bear any liability for such transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

..  Are redeeming over $50,000
..  Are sending signed share certificates or stock powers to the sub-transfer agent
..  Instruct the sub-transfer agent to mail the check to an address different from the one on your account
..  Changed your account registration
..  Want the check paid to someone other than the account owner(s)
.. Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

..  Suspend the offering of shares
..  Waive or change minimum and additional investment amounts
..  Reject any purchase or exchange order
..  Change, revoke or suspend the exchange privilege
..  Suspend telephone transactions

Smith Barney National Portfolio

.. Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

.. Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


Small account balances/Mandatory redemptions If at any time the aggregate net asset value of the fund shares in your account is less that $500, the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount a determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.


The fund may adopt other policies from time to time requiring mandatory redemptions of shares in certain circumstances.

For more information contact your Service Agent or the transfer agent or consult the SAI.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

                                                      Smith Barney Mutual Funds

  Dividends, distributions and taxes

Dividends and Distributions The fund pays dividends each month from its net investment income. The fund generally makes distributions of both short-term and long- capital gain, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from income. Distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the fund.

Transaction                          Federal tax status
Redemption or exchange of shares     Usually capital gain or loss;
                                     long-term only if shares owned
                                     more than one year
Long-term capital gain distributions Long-term capital gain
Dividends                            Generally excluded from gross
                                     income if from interest on tax-
                                     exempt securities, otherwise
                                     ordinary income

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Taxable dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal income tax. The fund may realize capital gains on the sale of its


Smith Barney National Portfolio
securities or on transactions in futures contracts or other derivative instruments. Distributions of the fund's interest income that is exempt from regular federal income tax may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local income taxes.


After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

  Share price


You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.



Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.



In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the sub-transfer agent before the NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.



Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.


                                                      Smith Barney Mutual Funds

  Financial highlights


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is present for Class Y shares because no shares were outstanding during these fiscal years. Effective April 29, 2004, Class L shares of the fund were renamed Class C shares.


  For a Class A share of beneficial interest outstanding throughout each year ended March 31:


                               2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
---------------------------------------------------------------------------------
Net asset value, beginning of
 year                          $  13.17  $  13.18  $  13.58  $  12.94  $  13.97
---------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income/(2)/        0.76      0.77      0.77      0.76      0.74
 Net realized and unrealized
  gain (loss)/(2)/                 0.05     (0.02)    (0.41)     0.64     (1.03)
---------------------------------------------------------------------------------
Total income (loss) from
 operations                        0.81      0.75      0.36      1.40     (0.29)
---------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (0.74)    (0.76)    (0.76)    (0.76)    (0.73)
 Net realized gains                  --        --        --        --     (0.01)
---------------------------------------------------------------------------------
Total distributions               (0.74)    (0.76)    (0.76)    (0.76)    (0.74)
---------------------------------------------------------------------------------
Net asset value, end of year   $  13.24  $  13.17  $  13.18  $  13.58  $  12.94
---------------------------------------------------------------------------------
Total return                       6.28%     5.74%     2.67%    11.16%    (2.03)%
---------------------------------------------------------------------------------
Net assets, end of year (000s) $356,627  $368,188  $404,803  $388,838  $363,812
---------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                          0.64%     0.67%     0.66%     0.68%     0.68%
 Net investment income/(2)/        5.76      5.76      5.67      5.75      5.59
---------------------------------------------------------------------------------
Portfolio turnover rate              31%       43%       52%       52%       68%
---------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.

/(2)/ Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.64%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.


Smith Barney National Portfolio

  For a Class B share of beneficial interest outstanding throughout each year ended March 31:


                               2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                          $ 13.15   $ 13.16   $ 13.57   $ 12.93   $ 13.96
--------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income/(2)/       0.69      0.70      0.70      0.69      0.67
 Net realized and unrealized
  gain (loss)/(2)/                0.04     (0.02)    (0.41)     0.64     (1.03)
--------------------------------------------------------------------------------
Total income (loss) from
 operations                       0.73      0.68      0.29      1.33     (0.36)
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.67)    (0.69)    (0.70)    (0.69)    (0.66)
 Net realized gains                 --        --        --        --     (0.01)
--------------------------------------------------------------------------------
Total distributions              (0.67)    (0.69)    (0.70)    (0.69)    (0.67)
--------------------------------------------------------------------------------
Net asset value, end of year   $ 13.21   $ 13.15   $ 13.16   $ 13.57   $ 12.93
--------------------------------------------------------------------------------
Total return                      5.68%     5.25%     2.13%    10.64%    (2.56)%
--------------------------------------------------------------------------------
Net assets, end of year (000s) $57,978   $64,348   $57,661   $46,534   $42,872
--------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                         1.15%     1.18%     1.17%     1.18%     1.18%
 Net investment income/(2)/       5.25      5.25      5.17      5.26      5.11
--------------------------------------------------------------------------------
Portfolio turnover rate             31%       43%       52%       52%       68%
--------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.

/(2)/ Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, those amounts would have been $0.69, $0.40 and 5.14% for net investment income, net realized and unrealized loss and ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.


                                                      Smith Barney Mutual Funds

  For a Class C share of beneficial interest outstanding throughout each year ended March 31:



                               2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/  2000(1)
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                          $ 13.20   $ 13.20   $ 13.59   $ 12.95   $ 13.97
--------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income/(2)/       0.69      0.69      0.70      0.68      0.66
 Net realized and unrealized
  gain (loss)/(2)/                0.04     (0.01)    (0.41)     0.64     (1.02)
--------------------------------------------------------------------------------
Total income (loss) from
 operations                       0.73      0.68      0.29      1.32     (0.36)
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.66)    (0.68)    (0.68)    (0.68)    (0.65)
 Net realized gains                 --        --        --        --     (0.01)
--------------------------------------------------------------------------------
Total distributions              (0.66)    (0.68)    (0.68)    (0.68)    (0.66)
--------------------------------------------------------------------------------
Net asset value, end of year   $ 13.27   $ 13.20   $ 13.20   $ 13.59   $ 12.95
--------------------------------------------------------------------------------
Total return                      5.66%     5.18%     2.13%    10.46%    (2.57)%
--------------------------------------------------------------------------------
Net assets, end of year (000s) $31,099   $31,168   $29,777   $23,294   $19,434
--------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                         1.22%     1.24%     1.23%     1.25%     1.26%
 Net investment income/(2)/       5.18      5.19      5.11      5.19      5.03
--------------------------------------------------------------------------------
Portfolio turnover rate             31%       43%       52%       52%       68%
--------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.



/(2)/ Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, those amounts would have been $0.69, $0.40 and 5.08% for net investment income, net realized and unrealized loss and ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.


Smith Barney National Portfolio

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/r/


National Portfolio

An investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semi-annual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information ("SAI") provides more detailed information about the fund and is incorporated by reference into (is legally part of) this Prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New
York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

(Investment Company Act file
no. 811-04395)

FD0663 7/04

                                  PROSPECTUS



                            LIMITED TERM PORTFOLIO



      Class A, B, C, O and Y Shares


      July 29, 2004



      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/r/

           ---------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE
           ---------------------------------------------------------

Limited Term Portfolio


  Contents


             Investments, risks and performance................  2

             More on the fund's investments....................  7

             Management........................................  8

             Choosing a class of shares to buy................. 10

             Comparing the fund's classes...................... 12

             Sales charges..................................... 13

             More about deferred sales charges................. 16

             Buying shares..................................... 16

             Exchanging shares................................. 17

             Redeeming shares.................................. 19

             Other things to know about share transactions..... 21

             Dividends, distributions and taxes................ 22

             Share price....................................... 24

             Financial highlights.............................. 25

The fund is a series of Smith Barney Muni Funds, a Massachusetts business trust.

                                                      Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective

The fund seeks to pay its shareholders as high a level of income exempt from regular federal income tax as is consistent with prudent investing.


Principal investment strategies
Key Investments As a matter of fundamental policy, under normal circumstances, the fund invests at least 80% of its assets in "municipal securities," which are debt obligations issued by any of the 50 states and certain other municipal issuers and their political subdivisions, agencies and public authorities. The interest on these securities is excluded from gross income for regular federal income tax purposes. As a result, the interest on these securities normally is lower than it would be if the securities were subject to regular federal income taxation. The fund normally invests in securities that have remaining maturities of 20 years or less and maintains an average effective maturity of between 3 and 10 years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

.. Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market
.. Considers the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different states, the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates
.. May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
.. Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

Limited Term Portfolio

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

..  Interest rates rise, causing the value of the fund's portfolio to decline
..  The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
..  Municipal securities fall out of favor with investors
..  Unfavorable legislation affects the tax-exempt status of municipal bonds
.. The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal income tax. The fund may realize capital gains on the sale of its securities or on transactions in futures contracts or other derivative instruments. Distributions of the fund's interest income that is exempt from regular federal income tax may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local income taxes.


Who may want to invest The fund may be an appropriate investment if you:

..  Are a taxpayer in a high federal tax bracket seeking income exempt from federal taxation
..  Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
.. Are willing to accept the risks of municipal securities, but are seeking to diversify your investment among issuers of different states

                                                      Smith Barney Mutual Funds

Performance Information

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Return table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual total returns compare with the returns of a broad-based unmanaged securities market index and index of similar funds. The bar chart and the information below show performance of the fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C, O and Y shares in the Average Annual Total Return table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares, reflects the impact of taxes paid on distributions and the redemption of shares at the end of the period. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                       Total Returns for Class A Shares

                                    [CHART]

                        Calendar years ended December 31

1994    1995    1996    1997    1998    1999    2000    2001    2002     2003
------  ------  -----   -----   -----   ------  -----   -----   -----   ------
-1.43%  11.41%  3.68%   8.08%   5.68%   -3.05%  8.00%   4.98%   7.54%    5.37%


Highest and Lowest Quarter returns:
(for periods shown in the bar chart)

Highest: 4.31% in 3rd quarter 2002; Lowest: (2.91)% in 1st quarter 1994; Year to date: 0.01% through 6/30/04



Limited Term Portfolio

                         Average Annual Total Returns

                      for periods ended December 31, 2003



                                                         Since   Inception
                               1 year 5 years 10 years Inception   Date
      Class A
      Return Before Taxes      3.32%   4.07%   4.73%     5.96%   11/28/88
      Return After Taxes
      on Distributions/(1)/    3.32%   4.07%   4.73%       N/A
      Return After Taxes
      on Distribution and
      Sale of Fund Shares/(1)/ 3.68%   4.17%   4.77%       N/A
      Other Classes (Return Before Taxes Only)
      Class B                    N/A     N/A     N/A     0.10%   01/13/03
      Class C/(2)/             4.72%     N/A     N/A     5.62%   12/19/01
      Class O/(3)/             3.95%   4.22%   4.67%     5.06%   01/05/93
      Class Y                  5.54%   4.70%     N/A     4.74%   11/12/98
      Lehman Index/(4)/        5.31%   5.53%   6.03%       N/A
      Lipper Funds
      Average/(5)/             4.02%   4.86%   5.07%       N/A



/(1)/After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B, Class C, Class O and Class Y shares will vary.


/(2)/Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004, the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.


/(3)/Effective as of April 29, 2004, the initial sales charge of 1.00% on Class
    O shares was eliminated for sales made on or after that date. The average annual returns for Class O shares in the tables have been calculated as if the sales charge had been eliminated for the entire period. The current Class O shares were formerly designated Class L shares. The average annual total returns for Class O shares in the table have been calculated as if sales charges were eliminated for the entire period.


/(4)/Lehman Brothers Municipal Bond Index is a broad based index of the municipal bond market with maturities of at least one year.


/(5)/Lipper Intermediate Municipal Debt Funds Average reflects the performance of mutual funds with similar objectives.





An investor cannot invest directly in an index. An index does not reflect deductions for fees, expenses or taxes.


                                                      Smith Barney Mutual Funds

Fee table
This table sets forth the fees and expenses you may pay if you invest in fund shares.

                               Shareholder fees


(fees paid directly from your
investment)                        Class A Class B Class C Class O Class Y
Maximum sales charge (load)
imposed on purchases (as a % of
offering price)                     2.00%    None   None     None   None
Maximum deferred sales charge
(load) (as a % of the lower of net
asset value at purchase or
redemption)                          None*  5.00%   None    1.00%   None



                       Annual fund operating expenses

(expenses deducted from fund assets) Class A Class B Class C Class O Class Y
  Management fee                      0.50%   0.50%   0.50%   0.50%   0.50%
  Distribution and service (12b-1)
  fees                                0.15%   0.65%   0.75%   0.35%    none
  Other expenses                      0.05%   0.03%   0.05%   0.08%   0.03%
                                      -----   -----   -----   -----   -----
  Total annual fund operating
  expenses                            0.70%   1.18%   1.30%   0.93%   0.53%
                                      =====   =====   =====   =====   =====

* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.



Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:


..  You invest $10,000 in the fund for the periods shown


.. Your investment has a 5% return each year--the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance

.. You reinvest all distributions and dividends without a sales charge .. The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Limited Term Portfolio

                      Number of years you own your shares


                                           1 year 3 years 5 years 10 years
     Class A (with or without redemption)   $270   $419    $582    $1,053
     Class B (redemption at end of period)  $620   $675    $749    $1,298*
     Class B (no redemption)                $120   $375    $649    $1,298*
     Class C (with or without redemption)   $132   $412    $713    $1,568
     Class O (redemption at end of period)  $195   $296    $515    $1,143
     Class O (no redemption)                $ 95   $296    $515    $1,143
     Class Y (with or without redemption)   $ 54   $170    $296    $  665

* Assumes conversion to Class A shares approximately eight years after purchase.

  More on the fund's investments


Municipal securities In addition to debt obligations issued by any of the 50 states and certain governmental issuers, "Municipal securities" include debt obligations issued by certain governmental issuers such as Puerto Rico, the U.S. Virgin Islands and Guam. The municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates.



Other debt securities The fund may invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal taxation and may be subject to state taxation. The fund may also invest in inverse floating rate securities.


Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

..  To hedge against the economic impact of adverse changes in the market value of portfolio securities, due to changes in interest rates;
.. As a substitute for buying or selling securities; or .. As a cash flow management technique.

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.

The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value. Inverse floaters and futures are volatile and involve leverage which may expose the fund to increased risk of loss. Therefore, using futures or


                                                      Smith Barney Mutual Funds
inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures contracts used for hedging purposes if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.


  Management


Manager The fund's investment adviser (the "manager") is Smith Barney Fund Management LLC ("SBFM"), an affiliate of Citigroup Global Markets Inc. ("CGM"). The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of secu-rities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, the fund's manager does not obtain or use inside information acquired by any divi- sion, department or affiliate of Citigroup in the course of those relation-ships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.


Limited Term Portfolio

Peter M. Coffey, investment officer of SBFM and managing director of CGM, has been responsible for the day-to-day management of the fund's portfolio since February 1999. Mr. Coffey has 34 years of experience with the manager or its predecessors.


Management fees During the fiscal year ended March 31, 2004, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.



Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, Class B, Class C and Class O shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar arrangements.


The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the fund's distributors and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.



Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb ("Citicorp Trust"), a subsidiary of Citigroup, serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreement with PFPC Inc. to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent perform certain functions including shareholder record keeping and accounting services.



Recent Developments Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust, an internal transfer agent, relating to the creation and operation of the internal trans-



                                                      Smith Barney Mutual Funds
fer agent unit to serve certain CAM-managed funds, including the fund. This notification arises out of a previously disclosed SEC investigation by the SEC and the U.S. Attorney and relates to Citicorp Trust's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.


  Choosing a class of shares to buy


You can choose among four classes of shares: Classes A, B, C, and Y. In addition, you can buy additional Class O shares if you are an existing Class O shareholder*. Classes A, B, C and O have different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is most beneficial to an investor depends on the amount and intended length of the investment.


.. If you plan to invest regularly or in large amounts, buying Class A shares, or if you meet the minimum investment requirement, Class Y shares may help you reduce sales charges and ongoing expenses.
.. Class B shares are only available in an exchange from another Smith Barney fund.

..  For Class B, Class C and Class O shares, more of your purchase amount
   (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B, Class C and Class O shares, but only if the fund performs well. Class C and Class O shares do not convert to Class A shares.



..  Class C shares do not have a deferred sales charge, unlike Class B shares.
   However, because Class B shares convert to Class A shares, and Class C shares do not, Class B shares may be more attractive to long-term investors.


* Class O shares were formerly designated Class L shares. Class O shares are available for purchase only by former Class L shareholders. Those Class L shares have been redesignated as Class C shares.


Limited Term Portfolio

..  There are other variables in share class expenses. You should review the Fee
   Table and Example at the front of this Prospectus carefully before choosing your share class.


You may buy shares from:


.. Certain broker-dealers, financial intermediaries, financial institutions or a distributor's financial consultants (each called a "Service Agent")

..  The fund, but only if you are investing through certain Service Agents


For more information about whether you may be able to buy shares directly from the fund, contact your Service Agent or consult the SAI.



Not all classes of shares are available through all Service Agents. You should contact your Service Agent for further information.


Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


                                         Initial               Additional
                                       Class B
                           Classes    (exchange
                           A, C, O purchases only)   Class Y   All Classes
      General              $1,000      $1,000      $15 million     $50
      Monthly Systematic
      Investment Plans     $   25      $   25              n/a     $25
      Quarterly Systematic
      Investment Plans     $   50      $   50              n/a     $50
      Uniform Gifts or
      Transfers to Minors
      Account              $  250      $  250      $15 million     $50


                                                      Smith Barney Mutual Funds

  Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.


                  Class A          Class B        Class C        Class O        Class Y
Key features   .Initial sales  .Available      .No initial    .No initial    .No initial
                charge          only in an      or deferred    sales          or deferred
               .You may         exchange        sales          charge.        sales
                qualify for     from            charge        .Deferred       charge
                reduction       another        .Does not       sales         .Must invest
                or waiver       fund            convert to     charge for     at least $15
                of initial     .No initial      Class A        only 1 year    million
                sales           sales charge   .Higher        .Does not      .Lower
                charge         .Converts to     annual         convert to     annual
               .Lower           Class A af-     expenses       Class A        expenses
                annual          ter 8 years     than Class    .Higher         than the
                expenses       .Deferred        A              annual         other
                than Class C    sales charge                   expenses       classes
                                based on that                  than
                                of the fund                    Class A
                                owned prior
                                to exchange
-------------------------------------------------------------------------------------------
Initial sales  Up to 2.00%;    None            None           None           None
charge         reduced for
               large
               purchases
               and waived
               for certain
               investors. No
               charge for
               purchases of
               $500,000 or
               more
-------------------------------------------------------------------------------------------
Deferred sales 1.00% on        Up to 5%        None           1.00% if you   None
charge         purchases of    charged when                   redeem
               $500,000 or     you redeem                     within 1 year
               more if you     shares; the                    of purchase
               redeem          charge is
               within 1 year   reduced over
               of purchase     time and
                               there is no
                               deferred sales
                               charge after
                               5 years
-------------------------------------------------------------------------------------------
Annual         0.15% of        0.65% of        0.75% of       0.35% of       None
distribution   average daily   average daily   average daily  average daily
and service    net assets      net assets      net assets     net assets
fees
-------------------------------------------------------------------------------------------
Exchange       Class A shares  Class B shares  Class C shares Class C shares Class Y shares
privilege*     of most Smith   of most Smith   of most Smith  of most        of most
               Barney funds    Barney funds    Barney funds   Smith Barney   Smith Barney
                                                              funds          funds
-------------------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.

Limited Term Portfolio

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by the Class A shares serviced by them.


                           Sales Charge Sales Charge   Broker/Dealer
                            as a % of    as a % of       Commission
                             offering    net amount      as a % of
        Amount of purchase  price (%)   invested (%) offering price (%)
        Less than $500,000     2.00         2.04            1.80
        $500,000 or more        -0-          -0-           1.00*//




* A distributor may pay up to 1.00% to a Service Agent for purchase amounts of $500,000 or more. In such case, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.15% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the service fee. Where the Service Agent does not receive the payment of up to 1.00% from the distributor, the Service Agent will instead receive the annual service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of up to 1.00% from the distributor as well as the annual distribution and service fee starting immediately after purchase. Please contact your Service Agent for more information.


Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.


Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the


                                                      Smith Barney Mutual Funds
fund's sub-transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility.


Accumulation privilege - lets you combine the current value of Class A shares owned

 .  by you, or
 .  by members of your immediate family,

  and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

..  Employees of NASD members
..  Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup
.. Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the SAI.

Class B shares
Class B shares which are available only through exchanges of Class B shares of other Smith Barney funds, are purchased at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of original purchase payment in a Smith Barney fund, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.

           Year after purchase   1st 2nd 3rd 4th 5th 6th through 8th
           Deferred sales charge 5%  4%  3%  2%  1%        0%

Limited Term Portfolio

Service Agents also receive a service fee at an annual rate equal to 0.15% of the average daily net assets represented by the Class B shares serviced by them.

Class B conversion After 8 years from original purchase payment of Class B shares, such shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:         Shares issued:
Upon exchange from     On reinvestment of
another Smith Barney   dividends and
fund                   distributions
On the date the shares In same proportion as
originally acquired    the number of Class B
would have converted   shares converting is to
into Class A shares    total Class B shares you
                       own (excluding shares
                       issued as dividends)


Class C shares


You buy Class C shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. Service Agents will receive the service fee payable on Class C shares at an annual rate equal to 0.75% on the average daily net assets represented by the Class C shares serviced by them.


Class O shares

You buy Class O shares at the net asset value with no initial sales charge. However, if you redeem your Class O shares within one year of purchase, you will pay a deferred sales charge of 1.00%.



Service Agents selling Class O shares receive a commission of up to 0.35% of the purchase price of Class O shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 0.35% of the average daily net assets represented by the Class O shares held by their clients.


Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this minimum requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.


                                                      Smith Barney Mutual Funds

  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

..  Shares exchanged for shares of another Smith Barney fund
..  Shares representing reinvested distributions and dividends
..  Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

..  On payments made through certain systematic withdrawal plans
..  For involuntary redemptions of small account balances
..  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

  Buying shares

          Through a You should contact your Service Agent to open a bro-Service Agent kerage account and make arrangements to buy shares.

                    If you do not provide the following information, your order will be rejected

                    .Class of shares being bought
                    .Dollar amount or number of shares being bought

                    Your Service Agent may charge an annual account maintenance fee.

Limited Term Portfolio

     Through the Certain other investors who are clients of certain fund Service Agents are eligible to buy shares directly
                 from the fund.

                 .Write the fund at the following address:
                     Limited Term Portfolio
                     Smith Barney Muni Funds
                     (Specify class of shares)
                     c/o PFPC Inc.
                     P.O. Box 9699
                     Providence, RI 02940-9699
                 .Enclose a check to pay for the shares. For initial
                   purchases, complete and send an account
                   application.
                 .For more information, please call Smith Barney
                   Shareholders Services at 1-800-451-2010.
 ------------------------------------------------------------------------------
       Through a You may authorize your Service Agent or the sub-systematic transfer agent to transfer funds automatically from (i) a investment plan regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or (iii) certain money market funds, to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25
                   monthly or $50 quarterly
                 .If you do not have sufficient funds in your ac-
                   count on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.

  Exchanging shares


    Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund into which you help meet the are exchanging. An exchange is a taxable transaction. varying needs of both large and .You may exchange shares only for shares of the
        small investors   same class of another Smith Barney fund. Class O
                          shares may be exchanged for Class C shares of another Smith Barney fund. Not all Smith Barney funds offer all classes.
                        .Not all Smith Barney funds may be offered in your
                          state of residence. Contact your Service Agent or the transfer agent for further information.


                                                      Smith Barney Mutual Funds

                   .Exchanges of Class A, B, C and O shares are sub-
                     ject to minimum investment requirements
                     (except for systematic exchanges) and all shares
                     are subject to the other requirements of the fund
                     into which exchanges are made, including de-
                     ferred sales charges of the Fund into which ex-
                     changes are made.
                   .If you hold share certificates, the sub-transfer
                     agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                   .The fund may suspend or terminate your ex-
                     change privilege if you engage in an excessive pat-
                     tern of exchanges.
  ---------------------------------------------------------------------------
         Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
           charges Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of
                   shares subject to a deferred sales charge. If the fund into which you exchange has a higher deferred sales charge, you will be subject to that charge. If you ex-change at any time into a fund with a lower charge, the sales charge will not be reduced.
  ---------------------------------------------------------------------------
      By telephone If you do not have a brokerage account with a Service
                   Agent, you may be eligible to exchange shares through
                   the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York
                   Stock Exchange ("NYSE") is open. All shareholders
                   should call Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).
                   You can make telephone exchanges only between
                   accounts that have identical registrations.
  ---------------------------------------------------------------------------
           By mail If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on the following page.


Limited Term Portfolio

  Redeeming shares


       Generally Contact your Service Agent to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
       -----------------------------------------------------------------
         By mail For accounts held directly at the fund, send written requests to the fund at the following address:

                     Limited Term Portfolio
                     Smith Barney Muni Funds
                     (Specify class of shares)
                     c/o PFPC Inc.
                     P.O. Box 9699
                     Providence, RI 02940-9699

                 Your written request must provide the following:

                 .The name of the fund and account number
                 .The class of shares and the dollar amount or
                   number of shares to be redeemed
                 .Signatures of each owner exactly as the account is
                   registered


                                                      Smith Barney Mutual Funds

    By telephone If you do not have a brokerage account with a Service
                 Agent, you may be eligible to redeem shares in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the NYSE is open. All shareholders should call Smith Barney
                 Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to
                 your address of record or by wire or electronic transfer
                 (ACH) to a bank account designated on your autho
                 rization form. You must submit a new authorization
                 form to change the bank account designated to receive
                 wire or electronic transfers and you may be asked to
                 provide certain other documents. The sub-transfer
                 agent may charge a fee on a wire or an electronic
                 transfer (ACH).
--------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of the fund with a value
                 of at least $10,000 and each automatic redemption
                 must be at least $50. If your shares are subject to a de-
                 ferred sales charge, the sales charge will be waived if
                 your automatic payments do not exceed 1% per month
                 of the value of your shares subject to a deferred sales
                 charge.

                 The following conditions apply:

                 .Your shares must not be represented by
                   certificates
                 .All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.


Limited Term Portfolio

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

..  Name of the fund
..  Account number
..  Class of shares being bought, exchanged or redeemed
.. Dollar amount or number of shares being bought, exchanged or redeemed .. Signature of each owner exactly as the account is registered

The fund's sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

..  Are redeeming over $50,000
..  Are sending signed share certificates or stock powers to the sub-transfer agent
..  Instruct the sub-transfer agent to mail the check to an address different from the one on your account
..  Changed your account registration
..  Want the check paid to someone other than the account owner(s)
.. Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

..  Suspend the offering of shares
..  Waive or change minimum and additional investment amounts
..  Reject any purchase or exchange order
..  Change, revoke or suspend the exchange privilege
..  Suspend telephone transactions

                                                      Smith Barney Mutual Funds

.. Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

.. Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


Small account balances/Mandatory redemptions If at any time the aggregate net asset value of the fund shares in your account is less that $500, the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount a determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.


The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

  Dividends, distributions and taxes

Dividends and Distributions The fund pays dividends each month from its net investment income. The fund generally makes distributions of both short-term and long-term capital gain, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from income. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Limited Term Portfolio

Taxes In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events.

The following table summarizes the tax status to you of certain transactions related to the fund.

Transaction                          Federal tax status
Redemption or exchange of shares     Usually capital
                                     gain or loss; long-term only
                                     if shares owned
                                     more than one year
Long-term capital gain distributions Long-term capital gain
Dividends                            Excluded from gross
                                     income if from interest
                                     on tax-exempt
                                     securities, otherwise
                                     ordinary income

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Any taxable dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal income tax. The fund may realize capital gains on the sale of its securities or on transactions in futures contracts or other derivative instruments. Distributions of the fund's interest income that is exempt from regular federal income tax may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local income taxes.


After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

                                                      Smith Barney Mutual Funds

  Share price


You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.



Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.



In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the sub-transfer agent before the NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.



Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.


Limited Term Portfolio

  Financial highlights


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Effective April 29, 2004, Class L shares of the fund were renamed Class C shares.


  For a Class A share of beneficial interest outstanding throughout each year ended March 31 unless otherwise noted:


                                 2004/(1)/  2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)/
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year                $ 6.57    $ 6.40      $6.51     $ 6.36     $ 6.78
--------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(2)/         0.29      0.31       0.34       0.34       0.32
 Net realized and unrealized
  gain (loss)/(2)/                  0.01      0.17      (0.10)      0.16      (0.42)
--------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                         0.30      0.48       0.24       0.50      (0.10)
--------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income             (0.28)    (0.30)     (0.35)     (0.35)     (0.32)
 Excess of net investment income      --     (0.01)     (0.00)*       --         --
--------------------------------------------------------------------------------------
Total Distributions                (0.28)    (0.31)     (0.35)     (0.35)     (0.32)
--------------------------------------------------------------------------------------
Net Asset Value,
 End of Year                      $ 6.59    $ 6.57     $ 6.40     $ 6.51     $ 6.36
--------------------------------------------------------------------------------------
Total Return                        4.67%     7.64%      3.70%      8.06%     (1.46)%
--------------------------------------------------------------------------------------
Net Assets,
 End of Year (millions)           $  376    $  364     $  284     $  222     $  236
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)/                      0.70%     0.75%      0.72%      0.72%      0.75%
 Net investment income/(2)/         4.36      4.64       5.26       5.41       4.97
--------------------------------------------------------------------------------------
Portfolio Turnover Rate               27%       57%        53%        49%       108%
--------------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.
/(2)/ Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.24%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.
/(3)/ As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.85%.
* Amount represents less than $0.01 per share.

                                                      Smith Barney Mutual Funds

  For a Class B share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:


                                               2004/(1)/ 2003/(1)(2)/
           ----------------------------------------------------------
           Net Asset Value,
            Beginning of Year                   $ 6.57     $ 6.57
           ----------------------------------------------------------
           Income From Operations:
            Net investment income                 0.26       0.05
            Net realized and unrealized
             gain                                 0.01       0.02
           ----------------------------------------------------------
           Total Income From
            Operations                            0.27       0.07
           ----------------------------------------------------------
           Less Distributions From:
            Net investment income                (0.25)     (0.07)
            In excess of net investment income      --      (0.00)*
           ----------------------------------------------------------
           Total Distributions                   (0.25)     (0.07)
           ----------------------------------------------------------
           Net Asset Value,
            End of Year                         $ 6.59     $ 6.57
           ----------------------------------------------------------
           Total Return                           4.18%      1.07%++
           ----------------------------------------------------------
           Net Assets,
            End of Year (000s)                  $6,401     $4,084
           ----------------------------------------------------------
           Ratios to Average Net Assets:
            Expenses/(3)/                         1.18%      1.31%+
            Net investment income                 3.87       4.14+
           ----------------------------------------------------------
           Portfolio Turnover Rate                  27%        57%
           ----------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.
/(2)/ For the period January 13, 2003 (inception date) to March 31, 2003.
/(3)/ As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.35%.
* Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

Limited Term Portfolio

  For a Class C share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:



                                          2004/(1)/ 2003/(1)/ 2002/(1)(2)/
      --------------------------------------------------------------------
      Net Asset Value,
       Beginning of Year                   $ 6.58    $ 6.41     $ 6.46
      --------------------------------------------------------------------
      Income From Operations:
       Net investment income/(3)/            0.25      0.27       0.08
       Net realized and unrealized
        loss/(3)/                            0.01      0.17      (0.04)
      --------------------------------------------------------------------
      Total Income From
       Operations                            0.26      0.44       0.04
      --------------------------------------------------------------------
      Less Distributions From:
       Net investment income                (0.24)    (0.26)     (0.09)
       In excess of net investment income      --     (0.01)        --
      --------------------------------------------------------------------
      Total Distributions                   (0.24)    (0.27)     (0.09)
      --------------------------------------------------------------------
      Net Asset Value,
       End of Year                         $ 6.60    $ 6.58     $ 6.41
      --------------------------------------------------------------------
      Total Return                           4.02%     6.99%      0.58%++
      --------------------------------------------------------------------
      Net Assets,
       End of Year (millions)              $  351    $  322     $  184
      --------------------------------------------------------------------
      Ratios to Average Net Assets:
       Expenses/(4)/                         1.30%     1.35%      1.32%+
       Net investment income/(3)/            3.75      4.02       4.68+
      --------------------------------------------------------------------
      Portfolio Turnover Rate                  27%       57%        53%
      --------------------------------------------------------------------


/(1) /Per share amounts have been calculated using the monthly average shares method.
/(2) /For the period December 19, 2001 (inception date) to March 31, 2002.
/(3) /Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the period ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.65%.
/(4) /As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.45%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

                                                      Smith Barney Mutual Funds

  For a Class O share/(1)/ of beneficial interest outstanding throughout each year ended March 31 unless, otherwise noted:



                                 2004/(2)/   2003/(2)/   2002/(2)/  2001/(2)/  2000/(2)/
----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year               $  6.58    $  6.41     $  6.52     $  6.37    $  6.79
----------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/         0.27       0.29        0.33        0.33       0.31
 Net realized and unrealized
  gain (loss)/(3)/                  0.02       0.18       (0.11)       0.15      (0.43)
----------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                         0.29       0.47        0.22        0.48      (0.12)
----------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income             (0.27)     (0.29)      (0.33)      (0.33)     (0.30)
 Excess of net investment income      --      (0.01)      (0.00)*        --         --
----------------------------------------------------------------------------------------
Total Distributions                (0.27)     (0.30)      (0.33)      (0.33)     (0.30)
----------------------------------------------------------------------------------------
Net Asset Value,
 End of Year                     $  6.60    $  6.58     $  6.41     $  6.52    $  6.37
----------------------------------------------------------------------------------------
Total Return                        4.42%      7.38%       3.48%       7.82%     (1.69)%
----------------------------------------------------------------------------------------
Net Assets,
 End of Year (000s)              $31,414    $35,079     $39,009     $32,157    $33,113
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)/                      0.93%      0.98%       0.95%       0.95%      0.98%
 Net investment income/(3)/         4.13       4.42        5.04        5.18       4.74
----------------------------------------------------------------------------------------
Portfolio Turnover Rate               27%        57%         53%         49%       108%
----------------------------------------------------------------------------------------


/(1) /On December 19, 2001, Class L shares were renamed Class O shares.
/(2) /Per share amounts have been calculated using the monthly average shares method.



/(3) /Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, those amounts would have been $0.32, $0.10 and 5.01% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.


/(4) /As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.05%.

* Amount represents less than $0.01 per share.

Limited Term Portfolio

  For a Class Y share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:



                                 2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year                $ 6.57    $ 6.40    $ 6.51   $  6.36   $  6.78
----------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(2)/         0.32      0.32      0.36      0.36      0.33
 Net realized and unrealized
  gain (loss)/(2)/                 (0.02)     0.17     (0.11)     0.15     (0.42)
----------------------------------------------------------------------------------
 Total Income (Loss) From
  Operations                        0.30      0.49      0.25      0.51     (0.09)
----------------------------------------------------------------------------------
Less Distributions From:
 Net investment income             (0.29)    (0.31)    (0.36)    (0.36)    (0.33)
 Excess of net investment income      --     (0.01)    (0.00)*      --        --
----------------------------------------------------------------------------------
Total Distributions                (0.29)    (0.32)    (0.36)    (0.36)    (0.33)
----------------------------------------------------------------------------------
Net Asset Value,
 End of Year                      $ 6.58    $ 6.57    $ 6.40   $  6.51   $  6.36
----------------------------------------------------------------------------------
Total Return                        4.68%     7.83%     3.89%     8.26%    (1.31)%
----------------------------------------------------------------------------------
Net Assets,
 End of Year (000s)               $8,495    $9,604    $6,797   $12,030   $12,843
----------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)/                      0.53%     0.56%     0.55%     0.54%     0.55%
 Net investment income/(2)/         4.62      4.80      5.47      5.59      5.09
----------------------------------------------------------------------------------
Portfolio Turnover Rate               27%       57%       53%       49%      108%
----------------------------------------------------------------------------------


/(1) /Per share amounts have been calculated using the monthly average shares method.



/(2) /Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.44%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.


/(3) /As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.70%.

* Amount represents less than $0.01 per share.



                                                      Smith Barney Mutual Funds

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Limited Term Portfolio

An investment portfolio of Smith Barney Muni Funds


Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional ("SAI") information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this Prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent or by calling Smith Barney Shareholder Services at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New
York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

(Investment Company Act file no. 811-04395)

FD0664 7/04

                                   PROSPECTUS

                                     FLORIDA
                                    PORTFOLIO


CLASS A, B, C AND Y SHARES

JULY 29, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

                        [LOGO] SMITH BARNEY MUTUAL FUNDS

   INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

1                                                      Smith Barney Mutual Funds

FLORIDA PORTFOLIO

     CONTENTS


Investments, risks and performance.........................................    2

More on the fund's investments.............................................    8

Management.................................................................   10

Choosing a class of shares to buy..........................................   12

Comparing the fund's classes...............................................   13

Sales charges..............................................................   14

More about deferred sales charges..........................................   17

Buying shares..............................................................   18

Exchanging shares..........................................................   19

Redeeming shares...........................................................   21

Other things to know about share transactions..............................   23

Dividends, distributions and taxes.........................................   25

Share price................................................................   27

Financial highlights.......................................................   28


The fund is a series of Smith Barney Muni Funds, a Massachusetts business trust.

Florida Portfolio                                                              2


     INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE

The fund seeks as high a level of income exempt from regular federal income taxes as is consistent with prudent investing.

PRINCIPAL INVESTMENT STRATEGIES


KEY INVESTMENTS As a matter of fundamental policy, under normal circumstances, the fund invests at least 80% of its assets in Florida municipal securities. Florida municipal securities include securities issued by the State of Florida and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is excluded from gross income for regular federal income tax purposes. The fund generally favors municipal securities which enable its shares to be exempt from the Florida intangibles tax. The fund focuses primarily on intermediate-term and long-term municipal securities which have remaining maturities at the time of purchase of from three to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. Investment grade bonds are those rated in any of the four highest long-term rating categories or, if unrated, of comparable quality. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.


SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

..    Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

..    May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio

..    Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

..    Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates

3                                                      Smith Barney Mutual Funds

PRINCIPAL RISKS OF INVESTING IN THE FUND


Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments if:


..    Interest rates rise, causing the value of the fund's portfolio to decline

..    The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

..    Florida municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Florida municipal issuers with greater risk than a geographically diverse fund

..    Unfavorable legislation affects the tax-exempt status of municipal bonds

..    The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal income tax. Depending upon the composition of the fund's portfolio, shares of the fund may be subject to the Florida intangibles tax. The fund may realize capital gains on the sale of its securities or on transactions in futures contracts or other derivative instruments. Some of the fund's income that is exempt from regular federal income taxation may be subject to the federal alternative minimum tax. In addition, distributions of the fund's interest income and capital gains will generally be subject to state and local income taxes for investors that reside in states other than Florida.


The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

WHO MAY WANT TO INVEST The fund may be an appropriate investment if you:


..    Are a Florida resident in a high federal tax bracket seeking income exempt from regular federal income taxes


..    Currently have exposure to other asset classes and are seeking to broaden your investment portfolio

..    Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

Florida Portfolio                                                              4


PERFORMANCE INFORMATION


The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual total returns compare with the returns of a broad-based unmanaged securities market index and an index of similar funds. The bar chart and the information below show performance of the fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares, reflects the impact of taxes paid on distributions and the redemption of shares at the end of the period. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                         TOTAL RETURN FOR CLASS A SHARES

[RISK RETURN BAR CHART IN PRINTABLE GRAPHIC]

                                  94   -5.11
                                  95   17.45
                                  96    4.51
                                  97   10.15
                                  98    5.70
                                  99   -4.54
                                  00   12.41
                                  01    3.93
                                  02    7.28
                                  03    4.60

                        CALENDAR YEARS ENDED DECEMBER 31

HIGHEST AND LOWEST QUARTER RETURNS:

(FOR PERIODS SHOWN IN THE BAR CHART)


Highest: 6.86% in 1st quarter 1995; Lowest: (5.02)% in 1st quarter 1994; Year to date: 0.55% through 6/30/04

5                                                      Smith Barney Mutual Funds


                          AVERAGE ANNUAL TOTAL RETURNS
                       FOR PERIODS ENDED DECEMBER 31, 2003



                                                         SINCE     INCEPTION
                         1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
                         ------   -------   --------   ---------   ---------
Class A

Return Before Taxes        0.40%   3.73%      5.00%      6.33%       4/2/91
Return After Taxes
   on Distributions(1)     0.40%   3.73%      4.95%       n/a
Return After Taxes on
Distributions and Sale
   of Fund Shares(1)       2.03%   3.92%      5.01%       n/a

Other Classes (Return Before Taxes Only)

Class B                  (0.43)%   3.89%       n/a       6.48%      11/16/94

Class C(2)                 2.98%   4.00%      4.82%      5.46%       1/5/93

Class Y*                    n/a     n/a        n/a        n/a

Lehman Index(3)            5.31%   5.83%      6.03%       n/a

Lipper Average(4)          4.35%   4.44%      5.03%       n/a



(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.
(2) Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004 the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.
(3) Lehman Brothers Municipal Bond Index is a broad based index of the municipal bond market with maturities of at least one year.


(4) Lipper Florida Municipal Debt Funds Average reflects the performance of mutual funds with similar objectives, but reflects no deduction for sales charges or taxes.


* There were no Class Y shares outstanding for the calendar year ended December 31, 2003.

An investor cannot invest directly in an index. An index does not reflect deductions for fees, expenses or taxes.

Florida Portfolio                                                              6


FEE TABLE
This table sets forth the fees and expenses you may pay if you invest in fund shares.

                                SHAREHOLDER FEES


(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A   CLASS B   CLASS C   CLASS Y
-----------------------------------------   -------   -------   -------   -------
Maximum sales charge (load) imposed on
   purchases (as a % of offering price)      4.00%     None      None       None
Maximum deferred sales charge (load) (as
a % of the lower of net asset value at
   purchase or redemption)                   None*     4.50%     1.00%      None


                         ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)   CLASS A   CLASS B   CLASS C   CLASS Y**
------------------------------------   -------   -------   -------   ---------
Management fee                          0.50%     0.50%     0.50%       0.50%
Distribution and service (12b-1)
   fees                                 0.15%     0.65%     0.70%       None
Other expenses                          0.06%     0.08%     0.07%       0.06%
Total annual fund operating expenses    0.71%     1.23%     1.27%       0.56%
                                        ====      ====      ====        ====


*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


**For Class Y shares, "Other expenses" have been estimated for the fiscal year ended March 31, 2004, based on expenses incurred by Class A shares because no Class Y shares were outstanding during the fiscal year ended March 31, 2004.


EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

..    You invest $10,000 in the fund for the period shown


..    Your investment has a 5% return each year -- the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance.


..    You reinvest all distributions and dividends without a sales charge

..    The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

7                                                      Smith Barney Mutual Funds

                       NUMBER OF YEARS YOU OWN YOUR SHARES


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Class A (with or without redemption)        $470      $618      $779     $1,247
Class B (redemption at end of period)       $575      $690      $776     $1,344*
Class B (no redemption)                     $125      $390      $676     $1,344*
Class C (redemption at end of period)       $229      $403      $697     $1,534
Class C (no redemption)                     $129      $403      $697     $1,534
Class Y (with or without redemption)        $ 57      $179      $313     $  701


*Assumes conversion to Class A shares approximately eight years after purchase.

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     MORE ON THE FUND'S INVESTMENTS


FLORIDA MUNICIPAL SECURITIES In addition to securities issued by the state of Florida and certain Florida governmental issuers, "Florida municipal securities" include debt obligations issued by certain non-Florida governmental issuers such as Puerto Rico, the U.S. Virgin Islands and Guam. The interest on Florida municipal securities is exempt from regular federal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The Florida municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.


OTHER DEBT SECURITIES The fund may invest up to 20% of its assets in municipal securities of non-Florida issuers. These securities will generally be exempt from regular federal income taxation but not from the Florida intangibles tax. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.

DERIVATIVE CONTRACTS The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

..    To hedge against the economic impact of adverse changes in the market value of portfolio securities, due to changes in interest rates;

..    As a substitute for buying or selling securities; or

..    As a cash flow management technique.

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.

9                                                      Smith Barney Mutual Funds

The fund may invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Inverse floaters and futures are volatile and involve leverage, which may expose the fund to increased risk of loss. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures contracts used for hedging purposes if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

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     MANAGEMENT


MANAGER The fund's investment adviser (the "manager") is Smith Barney Fund Management LLC, an affiliate of Citigroup Global Markets Inc. ("CGM"). The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses offer a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, the fund's manager does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

Peter M. Coffey, investment officer of the manager and managing director of CGM, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April 1991.

MANAGEMENT FEES During the fiscal year ended March 31, 2004, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.

DISTRIBUTION PLANS The fund has adopted Rule 12b-1 distribution plans for its Class A, B and C shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

11                                                     Smith Barney Mutual Funds


The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the fund's distributors and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citicorp Trust Bank, fsb ("Citicorp Trust"), a subsidiary of Citigroup, serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent performs certain shareholder record keeping and accounting services.

RECENT DEVELOPMENTS Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust, an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed SEC investigation by the SEC and the U.S. Attorney and relates to Citicorp Trust's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

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     CHOOSING A CLASS OF SHARES TO BUY


You can choose among four classes of shares: Classes A, B, C and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is most beneficial to an investor depends on the amount and intended length of the investment.


..    If you plan to invest regularly or in large amounts, buying Class A shares, or if you meet the minimum investment requirement, Class Y shares may help you reduce sales charges and ongoing expenses.


..    For Class B shares and Class C shares, all of your purchase amount will be immediately invested. This may help offset the higher expenses of Class B and Class C shares, but only if the fund performs well.

..    Class C shares have a lower deferred sales charge and a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class C shares do not, Class B shares may be more attractive to long-term investors.

..    There are other variables in shares class expenses. You should review the
     Fee Table and Example at the front of this Prospectus carefully before choosing your share class.


You may buy shares from:


..    Certain broker/dealers, financial intermediaries, financial institutions or a distributor's financial consultants (each called a "Service Agent")


..    The fund, but only if you are investing through certain Service Agents


Not all classes of shares are available through all Service Agents. You should contact your Service Agent or consult the SAI for further information.


INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


                                                INITIAL
                                     -----------------------------    ADDITIONAL
                                     CLASSES A, B, C     CLASS Y     ALL CLASSES
                                     ---------------   -----------   -----------
General                                   $1,000       $15 million       $50

Monthly Systematic Investment
   Plans                                  $   25               n/a       $25

Quarterly Systematic Investment
   Plans                                  $   50               n/a       $50

Uniform Gifts or Transfers to
   Minors Accounts                        $  250       $15 million       $50

13                                                     Smith Barney Mutual Funds

     COMPARING THE FUND'S CLASSES

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.


                            CLASS A           CLASS B           CLASS C           CLASS Y
---------------------------------------------------------------------------------------------
KEY FEATURES            - Initial sales   - No initial      - No initial      - No initial or
                          charge            sales charge      sales charge      deferred
                        - You may         - Deferred        - Deferred          sales charge
                          qualify for       sales charge      sales charge    - Must invest
                          reduction or      declines over     for only 1        at least $15
                          waiver of         time              year              million
                          initial sales   - Converts to     - Does not        - Lower annual
                          charge            Class A after     convert to        expenses than
                        - Lower annual      8 years           Class A           the other
                          expenses than   - Higher annual   - Higher annual     classes
                          Class B and       expenses than     expenses than
                          Class C           Class A           Class A
---------------------------------------------------------------------------------------------
INITIAL SALES CHARGE    Up to 4.00%;      None              None              None
                        reduced for
                        large
                        purchases and
                        waived for
                        certain
                        investors. No
                        charge for
                        purchases of
                        $500,000 or
                        more
---------------------------------------------------------------------------------------------
DEFERRED SALES CHARGE   1.00% on          Up to 4.50%       1.00% if you      None
                        purchases of      charged when      redeem within
                        $500,000 or       you redeem        1 year of
                        more if you       shares. The       purchase
                        redeem within     charge is
                        1 year of         reduced over
                        purchase          time and
                                          there is no
                                          deferred
                                          sales charge
                                          after 5 years
---------------------------------------------------------------------------------------------
ANNUAL DISTRIBUTION     0.15% of          0.65% of          0.70% of          None
AND SERVICE FEES        average daily     average daily     average daily
                        net assets        net assets        net assets
---------------------------------------------------------------------------------------------
EXCHANGE PRIVILEGE*     Class A shares    Class B shares    Class C shares    Class Y shares
                        of most Smith     of most Smith     of most Smith     of most Smith
                        Barney funds      Barney funds      Barney funds      Barney funds
---------------------------------------------------------------------------------------------


*Ask your Service Agent for the Smith Barney funds available for exchange.

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     SALES CHARGES

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase.


The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to .15% of the average daily net assets represented by the Class A shares serviced by them.




                                    SALES CHARGE AS A % OF       BROKER/DEALER
                                   ------------------------       COMMISSION
                                   OFFERING     NET AMOUNT        AS A % OF
     AMOUNT OF PURCHASE            PRICE (%)   INVESTED (%)   OFFERING PRICE (%)
     ------------------            ---------   ------------   ------------------
Less than $25,000                     4.00         4.17              3.60
$25,000 but less than $50,000         3.50         3.63              3.15
$50,000 but less than $100,000        3.00         3.09              2.70
$100,000 but less than $250,000       2.50         2.56              2.25
$250,000 but less than $500,000       1.50         1.52              1.35
$500,000 or more                      -0-          -0-            up to 1.00*



* A distributor may pay up to 1.00% to a Service Agent for purchase amounts of $500,000 or more. In such case, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.15% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the service fee. Where the Service Agent does not receive the payment of up to 1.00% from the distributor, the Service Agent will instead receive the annual service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of up to 1.00% from the distributor as well as the annual distribution and service fee starting immediately after purchase. Please contact your Service Agent for more information.

15                                                     Smith Barney Mutual Funds


INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund's sub-transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility.


Accumulation privilege - lets you combine the current value of Class A shares owned


..    by you, or

..    by members of your immediate family,


and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

..    Letter of intent - lets you purchase Class A shares of the fund and other
     Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:

..    Employees of NASD members

..    Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup

..    Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified


If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the SAI.


CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The

Florida Portfolio                                                             16


deferred sales charge decreases as the number of years since your purchase payment increases.

YEAR AFTER PURCHASE     1ST   2ND   3RD   4TH   5TH   6TH THROUGH 8TH
-------------------     ---   ---   ---   ---   ---   ---------------
Deferred sales charge   4.5%   4%    3%    2%    1%         0%

Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.15% of the average daily net assets represented by the Class B shares serviced by them.

CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


Shares issued:          Shares issued:              Shares issued:
At initial purchase     On reinvestment             Upon exchange
                        of dividends and            from another
                        distributions               Smith Barney fund

Eight years after the   In same proportion as the   On the date the date shares
of purchase             number of Class B shares    originally acquired
payment                 converting is to total      would have converted
                        Class B shares you own      into Class A shares
                        (excluding shares
                        issued as dividends)



CLASS C SHARES

You buy Class C shares at net asset value without paying an initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

Service Agents selling Class C shares receive a commission of 0.75% of the purchase price of the Class C shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 0.70% of the average net assets represented by the Class C shares held by their clients.


CLASS Y SHARES


You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this minimum requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.

17                                                     Smith Barney Mutual Funds

     MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

..    Shares exchanged for shares of another Smith Barney fund

..    Shares representing reinvested distributions and dividends

..    Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

..    On payments made through certain systematic withdrawal plans

..    For involuntary redemptions of small account balances

..    For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

Florida Portfolio                                                             18


     BUYING SHARES


Through a Service Agent   You should contact your Service Agent to open a
                          brokerage account and make arrangements to buy shares.
                          If you do not provide the following information, your
                          order will be rejected:
                          - Class of shares being bought
                          - Dollar amount or number of shares being bought
                          Your Service Agent may charge an annual account
                          maintenance fee.
--------------------------------------------------------------------------------
Through the fund          Certain investors who are clients of certain Service
                          Agents are eligible to buy shares directly from the
                          fund.
                          - Write the fund at the following address:
                               FLORIDA PORTFOLIO
                               SMITH BARNEY MUNI FUNDS
                               (SPECIFY CLASS OF SHARES)
                               C/O PFPC INC.
                               P.O. BOX 9699
                               PROVIDENCE, RI 02940-9699
                          - Enclose a check to pay for the shares. For initial
                            purchases, complete and send an account application.
                          - For more information, please call Smith Barney
                            Shareholders Service at 1-800-451-2010.
--------------------------------------------------------------------------------
Through a systematic      You may authorize your Service Agent or the
investment plan           sub-transfer agent to transfer funds automatically
                          from (i) a regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or (iii) certain money market funds to buy shares on a regular basis.
                          - Amounts transferred should be at least: $25 monthly
                            or $50 quarterly
                          - If you do not have sufficient funds in your account
                            on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee
                          For more information, contact your Service Agent or the transfer agent or consult the SAI.

19                                                     Smith Barney Mutual Funds

     EXCHANGING SHARES


Smith Barney offers       You should contact your Service Agent to exchange into
a distinctive family of   other Smith Barney funds. Be sure to read the
funds tailored to help    prospectus of the Smith Barney fund into which you are
meet the varying needs    exchanging. An exchange is a taxable transaction.
of both large and small
investors                 - You may exchange shares only for shares of the same
                            class of another Smith Barney fund. Not all Smith Barney funds offer all classes.
                          - Not all Smith Barney funds may be offered in your
                            state of residence. Contact your Service Agent or the transfer agent for further information.
                          - Exchanges of Class A, Class B and Class C shares are
                            subject to minimum investment requirements (except for systematic investment plan exchanges), and all shares are subject to the other requirements of the fund into which exchanges are made.
                          - If you hold share certificates, the sub-transfer
                            agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                          - The fund may suspend or terminate your exchange
                            privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
Waiver of additional      Your shares will not be subject to an initial sales
sales charges             charge at the time of the exchange.

                          Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge. If the fund into which you exchange has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------

Florida Portfolio                                                             20



By telephone              If you do not have a brokerage account with a Service
                          Agent, you may be eligible to exchange shares through
                          the fund. You must complete an authorization form to
                          authorize telephone transfers. If eligible, you may
                          make telephone exchanges on any day the New York Stock
                          Exchange ("NYSE") is open. Call Smith Barney
                          Shareholder Services at 1-800-451-2010 between 9:00
                          a.m. and 4:00 p.m. (Eastern time).
                          You can make telephone exchanges only between accounts
                          that have identical registrations.
--------------------------------------------------------------------------------
By mail                   If you do not have a brokerage account, contact your
                          Service Agent or write to the sub-transfer agent at the address on the following page.

21                                                     Smith Barney Mutual Funds

     REDEEMING SHARES


Generally                 Contact your Service Agent to redeem shares of the
                          fund.
                          If you hold share certificates, the sub-transfer agent
                          must receive the certificates endorsed for transfer or
                          with signed stock powers (documents transferring
                          ownership of certificates) before the redemption is
                          effective.
                          If the shares are held by a fiduciary or corporation,
                          other documents may be required. Your redemption
                          proceeds will be sent within three business days after
                          your request is received in good order. However, if
                          you recently purchased your shares by check, your
                          redemption proceeds will not be sent to you until your
                          original check clears, which may take up to 15 days.
                          If you have a brokerage account with a Service Agent,
                          your redemption proceeds will be placed in your
                          account and not reinvested without your specific
                          instruction. In other cases, unless you direct
                          otherwise, your redemption proceeds will be paid by
                          check mailed to your address of record.
--------------------------------------------------------------------------------
By mail                   For accounts held directly at the fund, send written
                          requests to the fund at the following address:
                               FLORIDA PORTFOLIO
                               SMITH BARNEY MUNI FUNDS
                               (SPECIFY CLASS OF SHARES)
                               C/O PFPC INC.
                               P.O. BOX 9699
                               PROVIDENCE, RI 02940-9699
                          Your written request must provide the following:
                          - The name of the fund and account number
                          - The class of shares and the dollar amount
                            or number of shares to be redeemed
                          - Signatures of each owner exactly as the
                            account is registered
--------------------------------------------------------------------------------

Florida Portfolio                                                             22



By telephone              If you do not have a brokerage account with a Service
                          Agent, you may be eligible to redeem shares in amounts
                          up to $50,000 per day through the fund. You must
                          complete an authorization form to authorize telephone
                          redemptions. If eligible, you may request redemptions
                          by telephone on any day the NYSE is open. Call Smith
                          Barney Shareholder Services at 1-800-451-2010 between
                          9:00 a.m. and 4:00 p.m. (Eastern time).
                          Your redemption proceeds can be sent by check to your
                          address of record or by wire or electronic transfer
                          (ACH) to a bank account designated on your
                          authorization form. You must submit a new
                          authorization form to change the bank account
                          designated to receive wire or electronic transfers and
                          you may be asked to provide certain other documents.
                          The sub-transfer agent may charge a fee on a wire or
                          an electronic transfer (ACH).
--------------------------------------------------------------------------------
Automatic cash            You can arrange for the automatic redemption of a
withdrawal plans          portion of your shares on a monthly or quarterly
                          basis. To qualify you must own shares of the fund with a value of at least $10,000 and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.
                          The following conditions apply:
                          - Your shares must not be represented by certificates
                          - All dividends and distributions must be reinvested
                          For more information, contact your Service Agent or consult the SAI.

23                                                     Smith Barney Mutual Funds

     OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

..    Name of the fund

..    Account number

..    Class of shares being bought, exchanged or redeemed

..    Dollar amount or number of shares being bought, exchanged or redeemed

..    Signature of each owner exactly as the account is registered

The fund's sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agent will bear any liability for such transactions.

SIGNATURE GUARANTEES. To be in good order, your redemption request must include a signature guarantee if you:

..    Are redeeming over $50,000

..    Are sending signed share certificates or stock powers to the sub-transfer agent

..    Instruct the sub-transfer agent to mail the check to an address different from the one on your account

..    Changed your account registration

..    Want the check paid to someone other than the account owner(s)

..    Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

..    Suspend the offering of shares

..    Waive or change minimum and additional investment amounts

..    Reject any purchase or exchange order

..    Change, revoke or suspend the exchange privilege

..    Suspend telephone transactions

Florida Portfolio                                                             24

..    Suspend or postpone redemptions of shares on any day when trading on the
     NYSE is restricted, or as otherwise permitted by the SEC


..    Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


SMALL ACCOUNT BALANCES/MANDATORY REDEMPTIONS If at any time the aggregate net asset value of the fund shares in your account is less than $500, the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.

The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.


For more information contact your Service Agent or the transfer agent or consult the SAI.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

25                                                     Smith Barney Mutual Funds

     DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS The fund pays dividends each month from its net investment income. The fund generally makes distributions of both long-term and short-term capital gain, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from income. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES In general, redeeming shares, exchanging shares and receiving dividends or distributions (whether in cash or additional shares) are all taxable events. Florida currently does not impose a personal income tax on individuals. Thus, individual shareholders of the fund will not be subject to any Florida state income tax on distributions received from the fund.

Florida currently imposes an "intangibles tax" on certain securities and other intangible assets owned by Florida residents. However, certain types of municipal obligations of Florida issuers, U.S. Treasury securities and municipal obligations issued by certain U.S. territories and possessions are exempt from this intangibles tax. The fund seeks generally to select investments that will enable its shares to be exempt from the Florida intangibles tax and attempts to ensure that all of its assets held on the annual assessment date are exempt from this tax. Certain of the fund's distributions will be taxable to corporate shareholders that are subject to Florida corporate income tax.

Florida Portfolio                                                             26



           TRANSACTION                    FEDERAL TAX STATUS

Redemption or exchange of shares   Usually capital gain or loss; long-term only
                                   if shares owned more than one year
Long-term capital gain             Long-term taxable gain
   distributions
Dividends                          Generally excluded from gross income if from
                                   interest on tax-exempt securities, otherwise ordinary income


Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Any taxable dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal income tax. Depending upon the composition of the fund's portfolio, shares of the fund may be subject to the Florida intangibles tax. The fund may realize capital gains on the sale of its securities or on transactions in futures contracts or other derivative instruments. Some of the fund's interest income that is exempt from regular federal income tax may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local income taxes for investors that reside in states other than Florida.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

27                                                     Smith Barney Mutual Funds

     SHARE PRICE


You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the sub-transfer agent before the NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.

Florida Portfolio                                                             28


     FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is present for Class Y shares because no shares were outstanding during these fiscal years. Effective April 29, 2004, Class L shares of the fund were renamed Class C shares.


             FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                 2004(1)   2003(1)   2002(1)   2001(1)   2000(1)
--------------------------------------------------------------------------------
Net asset value, beginning of
   year                           $13.36    $13.06    $13.34    $12.70    $13.70
--------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income(2)         0.68      0.71      0.71      0.69      0.69
   Net realized and unrealized
      gain (loss)(2)               (0.20)     0.29     (0.29)     0.65     (1.01)
--------------------------------------------------------------------------------
Total income (loss) from
   operations                       0.48      1.00      0.42      1.34     (0.32)
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income           (0.68)    (0.70)    (0.70)    (0.70)    (0.68)
--------------------------------------------------------------------------------
Total distributions                (0.68)    (0.70)    (0.70)    (0.70)    (0.68)
--------------------------------------------------------------------------------
Net asset value, end of year      $13.16    $13.36    $13.06    $13.34    $12.70
--------------------------------------------------------------------------------
Total return                        3.69%     7.76%     3.15%    10.83%    (2.25)%
--------------------------------------------------------------------------------
Net assets, end of year
   (millions)                     $  174    $  167    $  164    $  162    $  151
--------------------------------------------------------------------------------
Ratios to average net assets:
   Expenses(3)                      0.71%     0.72%     0.72%     0.73%     0.74%
   Net investment income(2)         5.07      5.30      5.27      5.36      5.32
--------------------------------------------------------------------------------
Portfolio turnover rate               29%       45%       41%       27%       56%
--------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective April 1, 2001, the fund adopted a change in the accounting method which requires the fund to amortize premium and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.85%.

29                                                     Smith Barney Mutual Funds

             FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                 2004(1)   2003(1)   2002(1)   2001(1)   2000(1)
-------------------------------------------------------------------------------
Net asset value, beginning of
   year                          $13.33    $13.04    $13.32    $12.70    $13.69
-------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income(2)        0.60      0.64      0.64      0.62      0.62
   Net realized and unrealized
      gain (loss)(2)              (0.18)     0.28     (0.29)     0.63     (1.00)
-------------------------------------------------------------------------------
Total income (loss) from
      operations                   0.42      0.92      0.35      1.25     (0.38)
-------------------------------------------------------------------------------
Less distributions from:
   Net investment income          (0.62)    (0.63)    (0.63)    (0.63)    (0.61)
-------------------------------------------------------------------------------
Total distributions               (0.62)    (0.63)    (0.63)    (0.63)    (0.61)
-------------------------------------------------------------------------------
Net asset value, end of year     $13.13    $13.33    $13.04    $13.32    $12.70
-------------------------------------------------------------------------------
Total return                       3.19%     7.19%     2.67%    10.14%    (2.70)%
-------------------------------------------------------------------------------
Net assets, end of year
   (millions)                    $   43    $   53    $   52    $   53    $   59
-------------------------------------------------------------------------------
Ratios to average net assets:
   Expenses(3)                     1.23%     1.24%     1.22%     1.25%     1.26%
   Net investment income(2)        4.56      4.79      4.76      4.84      4.80
-------------------------------------------------------------------------------
Portfolio turnover rate              29%       45%       41%       27%       56%
-------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective April 1, 2001, the fund adopted a change in the accounting method which requires the fund to amortize premium and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.77%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01 per share.
(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.35%.

Florida Portfolio                                                             30

                   FOR A CLASS C SHARE OF BENEFICIAL INTEREST

                OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31:


                                 2004(1)   2003(1)   2002(1)   2001(1)   2000(1)
-------------------------------------------------------------------------------
Net asset value, beginning of
   year                          $13.33    $13.04    $13.33    $12.70    $13.69
-------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income(2)        0.60      0.63      0.63      0.61      0.61
   Net realized and unrealized
      gain (loss)(2)              (0.19)     0.29     (0.29)     0.65     (1.00)
-------------------------------------------------------------------------------
Total income (loss) from
   operations                      0.41      0.92      0.34      1.26     (0.39)
-------------------------------------------------------------------------------
Less distributions from:
   Net investment income          (0.61)    (0.63)    (0.63)    (0.63)    (0.60)
-------------------------------------------------------------------------------
Total distributions               (0.61)    (0.63)    (0.63)    (0.63)    (0.60)
-------------------------------------------------------------------------------
Net assets value, end of year    $13.13    $13.33    $13.04    $13.33    $12.70
-------------------------------------------------------------------------------
Total return                       3.12%     7.14%     2.55%    10.16%    (2.78)%
-------------------------------------------------------------------------------
Net assets, end of year
   (millions)                    $   20    $   20    $   17    $   14    $   13
-------------------------------------------------------------------------------
Ratios to average net assets:
   Expenses(3)                     1.27%     1.30%     1.28%     1.31%     1.32%
   Net investment income(2)        4.51      4.73      4.72      4.78      4.74
-------------------------------------------------------------------------------
Portfolio turnover rate              29%       45%       41%       27%       56%
-------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective April 1, 2001, the fund adopted a change in the accounting method which requires the fund to amortize premium and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.40%.

31                                                     Smith Barney Mutual Funds

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Florida Portfolio                                                             32


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[LOGO] SMITH BARNEY MUTUAL FUNDS

FLORIDA PORTFOLIO

An investment portfolio of Smith Barney Muni Funds


SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


STATEMENT OF ADDITIONAL INFORMATION The statement of additional information ("SAI") provides more detailed information about the fund and is incorporated by reference into (and is legally a part of) this Prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of Citigroup Global Markets Inc.


(Investment Company Act
file no. 811-04395)
FD0605 7/04

                                   PROSPECTUS

                                     GEORGIA
                                    PORTFOLIO


CLASS A, B, C AND Y SHARES
JULY 29, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

                        [LOGO] SMITH BARNEY MUTUAL FUNDS

     INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

1                                                      Smith Barney Mutual Funds

GEORGIA PORTFOLIO

                   CONTENTS


Investments, risks and performance..............    2

More on the fund's investments..................    8

Management......................................   10

Choosing a class of shares to buy...............   12

Comparing the fund's classes....................   13

Sales charges...................................   14

More about deferred sales charges...............   18

Buying shares...................................   19

Exchanging shares...............................   20

Redeeming shares................................   22

Other things to know about share transactions...   24

Dividends, distributions and taxes..............   26

Share price.....................................   27

Financial highlights............................   29


The portfolio is a series of Smith Barney Muni Funds, a Massachusetts business trust.

Georgia Portfolio                                                              2

     INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE

The fund seeks as high a level of income exempt from regular federal income taxes and Georgia personal income taxes as is consistent with prudent investing.

PRINCIPAL INVESTMENT STRATEGIES


KEY INVESTMENTS As a matter of fundamental policy, under normal circumstances, the fund invests at least 80% of its assets in Georgia municipal securities. Georgia municipal securities include securities issued by the State of Georgia and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax and Georgia state personal income taxes. The fund focuses primarily on intermediate-term and long-term municipal securities which have remaining maturities at the time of purchase of from five to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.


SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

..    Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

..    May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio

..    Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

..    Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates

3                                                      Smith Barney Mutual Funds

PRINCIPAL RISKS OF INVESTING IN THE FUND


Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments if:


..    Interest rates rise, causing the value of the fund's portfolio to decline

..    The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

..    Georgia municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Georgia municipal issuers with greater risk than a geographically diverse fund

..    Unfavorable legislation affects the tax-exempt status of municipal bonds

..    The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal and Georgia state tax. The fund may realize capital gains on the sale of its securities or on transactions in futures contracts or other derivative instruments. Some of the fund's interest income that is exempt from regular federal income tax may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local income taxes for investors that reside in states other than Georgia.


The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

WHO MAY WANT TO INVEST The fund may be an appropriate investment if you:


..    Are a Georgia taxpayer in a high federal tax bracket seeking income exempt from regular federal income taxes and Georgia personal income taxes


..    Currently have exposure to other asset classes and are seeking to broaden your investment portfolio

..    Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

Georgia Portfolio                                                              4

PERFORMANCE INFORMATION


The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual total returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information below show performance of the fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares, reflects the impact of taxes paid on distributions and the redemption of shares at the end of the period. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                          TOTAL RETURN: CLASS A SHARES

[RISK RETURN BAR CHART IN PRINTABLE GRAPHIC]

95            21.93
96             3.98
97            12.67
98             5.66
99            -5.78
00            13.00
01             3.96
02             7.91
03             5.00

                        CALENDAR YEARS ENDED DECEMBER 31

HIGHEST AND LOWEST QUARTER RETURNS:

(FOR PERIODS SHOWN IN THE BAR CHART)


Highest: 8.52% in 1st quarter 1995; Lowest: (2.95)% in 2nd quarter 1999; Year to date: (0.65)% through 6/30/04

5                                                      Smith Barney Mutual Funds


                          AVERAGE ANNUAL TOTAL RETURNS
                       FOR PERIODS ENDED DECEMBER 31, 2003



                                                            SINCE     INCEPTION
                            1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
                            ------   -------   --------   ---------   ---------
Class A

Return Before Taxes          0.81%    3.79%       n/a       6.10%       4/4/94

Return After Taxes
   on Distributions(1)       0.81%    3.79%       n/a       6.03%

Return After Taxes on
   Distributions and Sale
   of Fund Shares(1)         2.18%    3.92%       n/a       5.95%

Other Classes (Return Before Taxes Only)

Class B                     (0.06)%   3.89%       n/a       5.75%      6/15/94

Class C(2)                   3.39%    3.99%       n/a       5.88%      4/14/94

Class Y*                       n/a     n/a        n/a        n/a         n/a

Lehman Index(3)              5.31%    5.83%       n/a       6.77%         **

Lipper Average(4)            4.61%    4.68%       n/a       5.90%         **



(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2) Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004 the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.
(3) Lehman Brothers Municipal Bond Index is a broad based index of the municipal bond market with maturities of at least one year.
(4) The Lipper Georgia Municipal Debt Funds Average reflects the performance of 62 funds in the Georgia municipal debt fund category with reinvestment of dividends and capital gains, but reflects no deduction for sales charges or taxes. An investor cannot invest directly in an index.

* There were no Class Y shares outstanding for the calendar year ended December 31, 2003.


**   Index performance begins on April 30, 1994


An investor cannot invest directly in an index. An index does not reflect deductions for fees, expenses or taxes.

Georgia Portfolio                                                              6

FEE TABLE

This table sets forth the fees and expenses you may pay if you invest in fund shares.

                                SHAREHOLDER FEES


(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A  CLASS B  CLASS C  CLASS Y
-----------------------------------------  -------  -------  -------  -------
Maximum sales charge (load) imposed on
  purchases (as a % of offering price)      4.00%    None     None     None

Maximum deferred sales charge (load) (as
  a % of the lower of net asset value at
  purchase or redemption)                   None*    4.50%    1.00%    None


                         ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM ASSETS)         CLASS A   CLASS B   CLASS C   CLASS Y**
-------------------------------         -------   -------   -------   ---------
Management fee                          0.45%     0.45%     0.45%      0.45%
Distribution and service
  (12b-1) fees                          0.15%     0.65%     0.70%      None
Other expenses                          0.11%     0.17%     0.17%      0.11%
Total annual fund operating
  expenses                              0.71%     1.27%     1.32%      0.56%


* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


** For Class Y shares, "Other expenses" have been estimated for the fiscal year ended March 31, 2004, based on expenses incurred by Class A shares, because no Class Y shares were outstanding during the fiscal year ended March 31, 2004.

7                                                      Smith Barney Mutual Funds

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

..    You invest $10,000 in the fund for the period shown


..    Your investment has a 5% return each year -- the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance


..    You reinvest all distributions and dividends without a sales charge

..    The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

                       NUMBER OF YEARS YOU OWN YOUR SHARES


                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Class A (with or without redemption)      $470     $618       $779     $1,247

Class B (redemption at end of period)     $579     $703       $797     $1,379*

Class B (no redemption)                   $129     $403       $697     $1,379*

Class C (redemption at end of period)     $234     $418       $723     $1,590

Class C (no redemption)                   $134     $418       $723     $1,590

Class Y (with or without redemption)      $ 57     $179       $313     $  701


* Assumes conversion to Class A shares approximately eight years after purchase.

Georgia Portfolio                                                              8

     MORE ON THE FUND'S INVESTMENTS


GEORGIA MUNICIPAL SECURITIES In addition to securities issued by the state of Georgia and certain Georgia governmental issuers, "Georgia municipal securities" include debt obligations issued by certain non-Georgia governmental issuers such as Puerto Rico, the U.S. Virgin Islands and Guam. The interest on Georgia municipal securities is exempt from regular federal income tax and Georgia personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The Georgia municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.


OTHER DEBT SECURITIES The fund may invest up to 20% of its assets in municipal securities of non-Georgia issuers. These securities will generally be exempt from regular federal income taxes, but not Georgia income taxes. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will be subject to federal taxation and may be subject to state taxation.

DERIVATIVE CONTRACTS The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

..    To hedge against the economic impact of adverse changes in the market value of portfolio securities, due to changes in interest rates;

..    As a substitute for buying or selling securities; or

..    As a cash flow management technique.

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.

The fund may invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Inverse floaters and futures are volatile and involve leverage which may expose the fund to increased risk of loss. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are

9                                                      Smith Barney Mutual Funds

changing. The fund may not fully benefit from or may lose money on futures contracts used for hedging purposes if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

Georgia Portfolio                                                             10

     MANAGEMENT


MANAGER The fund's investment adviser (the "manager") is Smith Barney Fund Management LLC ("SBFM"), an affiliate of Citigroup Global Markets Inc. ("CGM"). The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses offer a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, the fund's manager does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

Peter M. Coffey, investment officer of SBFM and managing director of CGM, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April 1994.

MANAGEMENT FEES During the fiscal year ended March 31, 2004, the manager received an advisory fee equal to 0.45% of the fund's average daily net assets.

DISTRIBUTION PLAN The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and C shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

11                                                     Smith Barney Mutual Funds


The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the fund's distributors and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citicorp Trust Bank, fsb ("Citicorp Trust"), a subsidiary of Citigroup, serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent performs certain shareholder record keeping and accounting services.

RECENT DEVELOPMENTS Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust, an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed SEC investigation by the SEC and the U.S. Attorney and relates to Citicorp Trust's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

Georgia Portfolio                                                             12

     CHOOSING A CLASS OF SHARES TO BUY


You can choose among four classes of shares: Classes A, B, C and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is most beneficial to an investor depends on the amount and intended length of the investment.


..    If you plan to invest regularly or in large amounts, buying Class A shares, or if you meet the minimum investment requirement, Class Y shares may help you reduce sales charges and ongoing expenses.


..    For Class B shares and Class C shares, all of your purchase amount will be immediately invested. This may help offset the higher expenses of Class B and Class C shares, but only if the fund performs well.

..    Class C shares have a lower deferred sales charge and a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class C shares do not, Class B shares may be more attractive to long-term investors.

..    There are other variables in share class expenses. You should review the
     Fee Table and Example at the front of this Prospectus carefully before choosing your share class.


You may buy shares from:


..    Certain broker/dealers, financial intermediaries, financial institution or a distributor's financial consultants (each called a "Service Agent")


..    The fund, but only if you are investing through certain Service Agents


Not all classes of shares are available through all Service Agents. You should contact your Service Agent or consult the SAI for further information.


INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


                                                  INITIAL
                                      ------------------------------   ADDITIONAL
                                      CLASSES A, B, C     CLASS Y      ALL CLASSES
                                      ---------------   ------------   -----------
General                                    $1,000        $15 million       $50

Monthly Systematic Investment Plans        $   25                n/a       $25

Quarterly Systematic Investment
   Plans                                   $   50                n/a       $50

Uniform Gifts or Transfers to
   Minors Accounts                         $  250        $15 million       $50

13                                                     Smith Barney Mutual Funds

     COMPARING THE FUND'S CLASSES

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.


                            CLASS A           CLASS B           CLASS C           CLASS Y
---------------------------------------------------------------------------------------------
KEY FEATURES            - Initial sales   - No initial      - No initial      - No initial or
                          charge            sales charge      sales charge      deferred
                        - You may         - Deferred        - Deferred          sales charge
                          qualify for       sales charge      sales charge    - Must invest
                          reduction or      declines over     for only 1        at least $15
                          waiver of         time              year              million
                          initial sales   - Converts to     - Does not        - Lower annual
                          charge            Class A after     convert to        expenses than
                        - Lower annual      8 years           Class A           the other
                          expenses than   - Higher annual   - Higher annual     classes
                          Class B and       expenses than     expenses than
                          Class C           Class A           Class A
---------------------------------------------------------------------------------------------
INITIAL SALES CHARGE    Up to 4.00%;      None              None              None
                        reduced for
                        large purchases
                        and waived for
                        certain
                        investors. No
                        charge for
                        purchases of
                        $500,000 or
                        more
---------------------------------------------------------------------------------------------
DEFERRED SALES CHARGE   1.00% on          Up to 4.50%       1.00% if you      None
                        purchases of      charged when      redeem within 1
                        $500,000 or       you redeem        year of
                        more if you       shares. The       purchase
                        redeem within 1   charge is
                        year of           reduced over
                        purchase          time and there
                                          is no deferred
                                          sales charge
                                          after 5 years
---------------------------------------------------------------------------------------------
ANNUAL DISTRIBUTION     0.15% of          0.65% of          0.70% of          None
AND SERVICE FEES        average daily     average daily     average daily
                        net assets        net assets        net assets
---------------------------------------------------------------------------------------------
EXCHANGE PRIVILEGE*     Class A shares    Class B shares    Class C shares    Class Y shares
                        of most Smith     of most Smith     of most Smith     of most Smith
                        Barney funds      Barney funds      Barney funds      Barney funds
---------------------------------------------------------------------------------------------


* Ask your Service Agent for the Smith Barney funds available for exchange.

Georgia Portfolio                                                             14

     SALES CHARGES

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by the Class A shares serviced by them.


                                   SALES CHARGE AS A % OF      BROKER/DEALER
                                  ------------------------      COMMISSION
                                  OFFERING     NET AMOUNT       AS A % OF
    AMOUNT OF PURCHASE            PRICE (%)   INVESTED (%)   OFFERING PRICE (%)
-------------------------------   ---------   ------------   ------------------
Less than $25,000                    4.00         4.17              3.60
$25,000 but less than $50,000        3.50         3.63              3.15
$50,000 but less than $100,000       3.00         3.09              2.70
$100,000 but less than $250,000      2.50         2.56              2.25
$250,000 but less than $500,000      1.50         1.52              1.35
$500,000 or more                     0.00         0.00          up to 1.00*



* A distributor may pay up to 1.00% to a Service Agent for purchase amounts of $500,000 or more. In such case, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.15% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the service fee. Where the Service Agent does not receive the payment of up to 1.00% from the distributor, the Service Agent will instead receive the annual service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of up to 1.00% from the distributor as well as the annual distribution and service fee starting immediately after purchase. Please contact your Service Agent for more information.

15                                                     Smith Barney Mutual Funds


INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund's sub-transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility.


Accumulation privilege - lets you combine the current value of Class A shares owned

..    by you, or

..    by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

..    Letter of intent - lets you purchase Class A shares of the fund and other
     Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:

..    Employees of NASD members

..    Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup

..    Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified


If you want to learn about the additional waivers of Class A initial sales charges, contact your Service Agent or consult the SAI.

Georgia Portfolio                                                             16

CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.

YEAR AFTER PURCHASE       1ST   2ND   3RD   4TH   5TH   6TH THROUGH 8TH
-------------------       ---   ---   ---   ---   ---   ---------------
Deferred sales charge     4.5%   4%    3%    2%    1%          0%

Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.15% of the average daily net assets represented by the Class B shares serviced by them.

CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


                         Shares issued: On        Shares issued: Upon
                         reinvestment             exchange from another
Shares issued: At        of dividends and         Smith Barney fund
initial purchase         distributions

Eight years after the    In same proportion       On the date the
date of purchase         as the number of         shares originally
payment                  Class B shares           acquired would have
                         converting is to         converted into Class
                         total Class B shares     A shares
                         you own (excluding
                         shares issued as
                         dividends)



CLASS C SHARES

You buy Class C shares at net asset value without paying an initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge of 1%.

Service Agents selling Class C shares receive a commission of up to 0.75% of the purchase price of the Class C shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 0.70% of the average net assets represented by the Class C shares held by their clients.

17                                                     Smith Barney Mutual Funds

CLASS Y SHARES


You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this minimum requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.

Georgia Portfolio                                                             18

     MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

..    Shares exchanged for shares of another Smith Barney fund

..    Shares representing reinvested distributions and dividends

..    Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

..    On payments made through certain systematic withdrawal plans

..    For involuntary redemptions of small account balances

..    For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

19                                                     Smith Barney Mutual Funds

BUYING SHARES


                Through a   You should contact your Service Agent to open a
            Service Agent   brokerage account and make arrangements to buy
                            shares.
                            If you do not provide the following information,
                            your order will be rejected:
                            - Class of shares being bought
                            - Dollar amount or number of shares being bought
                            Your Service Agent may charge an annual account
                            maintenance fee.
-----------------------------------------------------------------------------
              Through the   Certain investors who are clients of certain
                     fund   Service Agents are eligible to buy shares
                            directly from the fund.
                            - Write the fund at the following address:
                                GEORGIA PORTFOLIO
                                SMITH BARNEY MUNI FUNDS
                                (SPECIFY CLASS OF SHARES)
                                C/O PFPC INC.
                                P.O. BOX 9699
                                PROVIDENCE, RI 02940-9699
                            - Enclose a check to pay for the shares. For
                            initial purchases, complete and send an account
                              application.
                            - For more information, please call Smith Barney
                              Shareholder Services at 1-800-451-2010.
-----------------------------------------------------------------------------
                Through a   You may authorize your Service Agent or the sub-
               systematic   transfer agent to transfer funds automatically
          investment plan   from (i) a regular bank account, (ii) cash held
                            in a brokerage account opened with a Service
                            Agent or (iii) certain money market funds, in order to buy shares on a regular basis.
                            - Amounts transferred should be at least: $25 monthly or $50 quarterly
                            - If you do not have sufficient funds in your account on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee
                            For more information, contact your Service Agent or consult the SAI.

Georgia Portfolio                                                             20

EXCHANGING SHARES


      Smith Barney offers   You should contact your Service Agent to
            a distinctive   exchange into other Smith Barney funds. Be
          family of funds   sure to read the prospectus of the Smith
         tailored to help   Barney fund into which you are exchanging. An
         meet the varying   exchange is a taxable transaction.
            needs of both
          large and small   - You may exchange shares only for shares of
                investors   the same class of another Smith Barney fund.
                               Not all Smith Barney funds offer all
                               classes.
                            - Not all Smith Barney funds may be offered
                            in your state of residence. Contact your
                               Service Agent or the transfer agent for
                               further information.
                            - Exchanges of Class A, Class B and Class C
                            shares are subject to minimum investment
                               requirements (except for systematic
                               investment plan exchanges), and all shares
                               are subject to the other requirements of
                               the fund into which exchanges are made.
                            - If you hold share certificates, the
                            sub-transfer agent must receive the
                               certificates endorsed for transfer or with
                               signed stock powers (documents transferring
                               ownership of certificates) before the
                               exchange is effective.
                            - The fund may suspend or terminate your
                               exchange privilege if you engage in an
                               excessive pattern of exchanges.
-----------------------------------------------------------------------------
                Waiver of   Your shares will not be subject to an initial
               additional   sales charge at the time of the exchange.
            sales charges
                            Your deferred sales charge (if any) will
                            continue to be measured from the date of your
                            original purchase of shares subject to a
                            deferred sales charge. If the fund into which
                            you exchange has a higher deferred sales
                            charge, you will be subject to that charge.
                            If you exchange at any time into a fund with
                            a lower charge, the sales charge will not be
                            reduced.
-----------------------------------------------------------------------------

21                                                     Smith Barney Mutual Funds


             By telephone   If you do not have a brokerage account with a
                            Service Agent, you may be eligible to
                            exchange shares through the fund. You must
                            complete an authorization form to authorize
                            telephone transfers. If eligible, you may
                            make telephone exchanges on any day the New
                            York Stock Exchange ("NYSE") is open. Call
                            Smith Barney Shareholder Services at
                            1-800-451-2010 between 9:00 a.m. and 4:00
                            p.m. (Eastern time).
                            You can make telephone exchanges only between
                            accounts that have identical registrations.
-----------------------------------------------------------------------------
                  By mail   If you do not have a brokerage account,
                            contact your Service Agent or write to the sub-transfer agent at the address on the following page.

Georgia Portfolio                                                             22

REDEEMING SHARES


                Generally   Contact your Service Agent to redeem shares
                            of the fund.
                            If you hold share certificates, the
                            sub-transfer agent must receive the
                            certificates endorsed for transfer or with
                            signed stock powers (documents transferring
                            ownership of certificates) before the
                            redemption is effective.
                            If the shares are held by a fiduciary or
                            corporation, other documents may be required.
                            Your redemption proceeds will be sent within
                            three business days after your request is
                            received in good order. However, if you
                            recently purchased your shares by check, your
                            redemption proceeds will not be sent to you
                            until your original check clears, which may
                            take up to 15 days.
                            If you have a brokerage account with a
                            Service Agent, your redemption proceeds will
                            be placed in your account and not reinvested
                            without your specific instruction. In other
                            cases, unless you direct otherwise, your
                            redemption proceeds will be paid by check
                            mailed to your address of record.
-----------------------------------------------------------------------------
                  By mail   For accounts held directly at the fund, send
                            written requests to the fund at the following
                            address:
                                 GEORGIA PORTFOLIO
                                 SMITH BARNEY MUNI FUNDS
                                 (SPECIFY CLASS OF SHARES)
                                 C/O PFPC INC.
                                 P.O. BOX 9699
                                 PROVIDENCE, RI 02940-9699
                            Your written request must provide the
                            following:
                            - The name of the fund and account number
                            - The class of shares and the dollar amount
                            or number of shares to be redeemed
                            - Signatures of each owner exactly as the
                            account is registered
-----------------------------------------------------------------------------

23                                                     Smith Barney Mutual Funds


             By telephone   If you do not have a brokerage account with a
                            Service Agent, you may be eligible to redeem
                            shares in amounts up to $50,000 per day
                            through the fund. You must complete an
                            authorization form to authorize telephone
                            redemptions. If eligible, you may request
                            redemptions by telephone on any day the NYSE
                            is open. Call Smith Barney Shareholder
                            Services at 1-800-451-2010 between 9:00 a.m.
                            and 4:00 p.m. (Eastern time).
                            Your redemption proceeds can be sent by check
                            to your address of record or by wire or
                            electronic transfer (ACH) to a bank account
                            designated on your authorization form. You
                            must submit a new authorization form to
                            change the bank account designated to receive
                            wire or electronic transfers and you may be
                            asked to provide certain other documents. The
                            sub-transfer agent may charge a fee on a wire
                            or an electronic transfer (ACH).
-----------------------------------------------------------------------------
                Automatic   You can arrange for the automatic redemption
                     cash   of a portion of your shares on a monthly or
               withdrawal   quarterly basis. To qualify you must own
                    plans   shares of the fund with a value of at least
                            $10,000 and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.
                            The following conditions apply:
                            - Your shares must not be represented by
                              certificates
                            - All dividends and distributions must be reinvested
                            For more information, contact your Service
                            Agent or consult the SAI.

Georgia Portfolio                                                             24

     OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

..    Name of the fund

..    Account number

..    Class of shares being bought, exchanged or redeemed

..    Dollar amount or number of shares being bought, exchanged or redeemed

..    Signature of each owner exactly as the account is registered

The fund's sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agent will bear any liability for such transactions.

SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:

..    Are redeeming over $50,000

..    Are sending signed share certificates or stock powers to the sub-transfer agent

..    Instruct the sub-transfer agent to mail the check to an address different from the one on your account

..    Changed your account registration

..    Want the check paid to someone other than the account owner(s)

..    Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

..    Suspend the offering of shares

..    Waive or change minimum and additional investment amounts

..    Reject any purchase or exchange order

25                                                     Smith Barney Mutual Funds

..    Change, revoke or suspend the exchange privilege

..    Suspend telephone transactions


..    Suspend or postpone redemptions of shares on any day when trading on the
     NYSE is restricted, or as otherwise permitted by the SEC


..    Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


SMALL ACCOUNT BALANCES/MANDATORY REDEMPTIONS If at any time the aggregate net asset value of the fund shares in your account is less than $500, the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase

The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.


For more information, contact your Service Agent or the transfer agent or consult the SAI.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Georgia Portfolio                                                             26

     DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS The fund pays dividends each month from its net investment income. The fund generally makes distributions of both short-term and long-term capital gain, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from income. Distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the Fund.

      TRANSACTION           FEDERAL TAX STATUS        GEORGIA TAX STATUS
      -----------           ------------------        ------------------
Redemption or exchange   Usually capital gain or   Usually capital gain or
  of shares              loss; long-term only if   loss; long-term only if
                         shares owned more than    shares owned more than
                         one year                  one year

Long-term capital gain   Long-term capital gain    Long-term capital gain
  distributions

Dividends                Generally excluded from   Exempt from personal
                         gross income if from      income taxes if from
                         interest on tax-exempt    interest on Georgia
                         securities, otherwise     municipal securities,
                         ordinary income           otherwise ordinary
                                                   income


Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Taxable dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

27                                                     Smith Barney Mutual Funds


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal income and Georgia state taxation. The fund may realize capital gains on the sales of its securities or on transactions in futures contracts or other derivative instruments. Some of the fund's interest income that is exempt from regular Federal income taxation may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local income taxes for investors that reside in states other than Georgia.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


     SHARE PRICE


You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the sub-transfer agent before the NYSE closes. If the NYSE closes early, you must place your order prior

Georgia Portfolio                                                             28

to the actual closing time. Otherwise, you will receive the next business day's price.


Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.

29                                                     Smith Barney Mutual Funds

     FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years or since inception if less than 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is present for Class Y shares because no shares were outstanding during these fiscal years. Effective April 29, 2004, Class L shares of the fund were renamed Class C shares.


             FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:



                                       2004(1)    2003(1)   2002(1)   2001(1)   2000(1)
---------------------------------------------------------------------------------------
Net asset value,
  beginning of year                    $ 13.22    $ 12.79   $ 13.08   $ 12.40   $ 13.43
---------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(2)                0.63       0.66      0.65      0.64      0.65
  Net realized and unrealized gain
   (loss)(2)                             (0.12)      0.42     (0.29)     0.69     (1.06)
---------------------------------------------------------------------------------------
Total income (loss) from operations       0.51       1.08      0.36      1.33     (0.41)
---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                  (0.63)     (0.65)    (0.65)    (0.65)    (0.62)
  In excess of net investment income        --         --     (0.00)*      --        --
---------------------------------------------------------------------------------------
Total distributions                      (0.63)     (0.65)    (0.65)    (0.65)    (0.62)
---------------------------------------------------------------------------------------
Net asset value, end of year           $ 13.10    $ 13.22   $ 12.79   $ 13.08   $ 12.40
---------------------------------------------------------------------------------------
Total return(3)                           3.92%      8.54%     2.76%    11.02%   (2.97)%
---------------------------------------------------------------------------------------
Net assets, end of year (000s)         $41,325    $41,740   $42,917   $45,594   $43,100
---------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(4)                             0.71%      0.72%     0.75%     0.75%     0.68%
  Net investment income(2)                4.74       4.98      4.97      5.08      4.74
---------------------------------------------------------------------------------------
Portfolio turnover rate                     23%        19%       43%       35%       98%
---------------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premium and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002 the ratio of net investment income to average net assets would have been 4.95%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.
(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
*    Amount represents less than $0.01 per share.

Georgia Portfolio                                                             30

             FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                        2004(1)   2003(1)   2002(1)   2001(1)   2000(1)
---------------------------------------------------------------------------------------
Net asset value, beginning of year      $ 13.19   $ 12.76   $ 13.07   $ 12.40   $ 13.42
---------------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income(2)                0.55      0.58      0.58      0.58      0.56
   Net realized and unrealized
      gain (loss)(2)                      (0.11)     0.43     (0.30)     0.68     (1.03)
---------------------------------------------------------------------------------------
Total income (loss) from operations        0.44      1.01      0.28      1.26     (0.47)
---------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                  (0.56)    (0.58)    (0.59)    (0.59)    (0.55)
   In excess of net investment income        --        --     (0.00)*      --        --
---------------------------------------------------------------------------------------
Total distributions                       (0.56)    (0.58)    (0.59)    (0.59)    (0.55)
---------------------------------------------------------------------------------------
Net asset value, end of year            $ 13.07   $ 13.19   $ 12.76   $ 13.07   $ 12.40
---------------------------------------------------------------------------------------
Total return(3)                            3.36%     8.03%     2.12%    10.39%    (3.45)%
---------------------------------------------------------------------------------------
Net assets, end of year (000s)          $10,246   $12,265   $11,544   $11,154   $11,503
---------------------------------------------------------------------------------------
Ratios to average net assets:
   Expenses(4)                             1.27%     1.26%     1.29%     1.30%     1.30%
   Net investment income(2)                4.19      4.45      4.42      4.56      4.47
---------------------------------------------------------------------------------------
Portfolio turnover rate                      23%       19%       43%       35%       98%
---------------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premium and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002 the ratio of net investment income to average net assets would have been 4.41%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.
(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of voluntary expense limitations, expense ratios will not exceed 1.30%.
*    Amount represents less than $0.01 per share.

31                                                     Smith Barney Mutual Funds


             FOR A CLASS C SHARE OF BENEFICIAL INTEREST OUTSTANDING

                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                   2004(1)   2003(1)   2002(1)   2001(1)   2000(1)
-----------------------------------------------------------------------------------
Net asset value,
  beginning of year                $13.17    $12.75    $13.05    $12.39    $13.41
-----------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(2)           0.55      0.57      0.57      0.57      0.56
  Net realized and unrealized
    gain (loss)(2)                  (0.12)     0.42     (0.29)     0.67     (1.04)
-----------------------------------------------------------------------------------
Total income (loss) from
  operations                         0.43      0.99      0.28      1.24     (0.48)
-----------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (0.55)    (0.57)    (0.58)    (0.58)    (0.54)
  In excess of net investment
    income                             --        --     (0.00)*      --        --
-----------------------------------------------------------------------------------
Total distributions                 (0.55)    (0.57)    (0.58)    (0.58)    (0.54)
-----------------------------------------------------------------------------------
Net asset value, end of year       $13.05    $13.17    $12.75    $13.05    $12.39
-----------------------------------------------------------------------------------
Total return(3)                      3.31%     7.90%     2.15%    10.26%    (3.51)%
-----------------------------------------------------------------------------------
Net assets, end of year (000s)     $9,557    $8,874    $8,205    $7,460    $5,893
Ratios to average net assets:
  Expenses(4)                        1.32%     1.33%     1.34%     1.35%     1.33%
  Net investment income(2)           4.14      4.38      4.39      4.48      4.44
-----------------------------------------------------------------------------------
Portfolio turnover rate                23%       19%       43%       35%       98%
-----------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premium and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002 the ratio of net investment income to average net assets would have been 4.37%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.
(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of voluntary expense limitations, expense ratios will not exceed 1.35%.
*    Amount represents less than $0.01 per share.

Georgia Portfolio                                                             32

                      (This page intentionally left blank)

[LOGO] SALOMON SMITH BARNEY

GEORGIA PORTFOLIO

An investment portfolio of Smith Barney Muni Funds

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


STATEMENT OF ADDITIONAL INFORMATION The statement of additional information ("SAI") provides more detailed information about the fund and is incorporated by reference into (and is legally a part of) this Prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of Citigroup Global Markets Inc.

(Investment Company Act
file no. 811-04395)

FD0771 7/04

                              NEW YORK PORTFOLIO


      Class A, B, C and Y Shares


      July 29, 2004



      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./r/


  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE


                                  PROSPECTUS

New York Portfolio

  Contents

               Investments, risks and performance...........  2

               More on the fund's investments...............  7

               Management...................................  8

               Choosing a class of shares to buy............ 10

               Comparing the fund's classes................. 12

               Sales charges................................ 13

               More about deferred sales charges............ 16

               Buying shares................................ 17

               Exchanging shares............................ 18

               Redeeming shares............................. 19

               Other things to know about share transactions 22

               Dividends, distributions and taxes........... 24

               Share price.................................. 26

               Financial highlights......................... 27


The portfolio is a series of Smith Barney Muni Funds, a Massachusetts business trust.

                                                      Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective
The fund seeks as high a level of income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with prudent investing.

Principal Investment Strategies

Key investments As a matter of fundamental policy, under normal circumstances, the fund invests at least 80% of its assets in New York municipal securities. New York municipal securities include securities issued by the State of New York and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax and New York State and New York City personal income taxes. The fund focuses primarily on intermediate-term and long-term municipal securities that have remaining maturities at the time of purchase from three to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of equivalent quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.


Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

.. Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market
.. May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
.. Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features
.. Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates

New York Portfolio

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments if:


..  Interest rates rise, causing the value of the fund's portfolio to decline
..  The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
.. New York municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting New York municipal issuers including their inability to repay their debt
..  Unfavorable legislation affects the tax-exempt status of municipal bonds
.. The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal income tax and New York State and New York City personal income taxes. The fund may realize capital gains on the sale of its securities or on transactions in derivatives. Some of the fund's interest income that is exempt from regular federal income taxation may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state tax for investors in states other than New York.


The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers. Also, the fund may be more volatile than a more geographically diverse fund.

Who may want to invest The fund may be an appropriate investment if you:

..  Are a New York taxpayer in a high federal tax bracket seeking income exempt from regular federal income taxes and New York personal income taxes
..  Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
.. Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

                                                      Smith Barney Mutual Funds

Performance Information

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual total returns compare with the returns of a broad-based unmanaged securities market index and an index of similar funds. The bar chart and the information below show performance of the fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares, reflects the impact of taxes paid on distributions and the redemption of shares at the end of the period. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                        Total Return for Class A Shares

                                    [CHART]

 1993    1994    1995   1996    1997   1998    1999    2000   2001   2002  2003
------  ------  ------  -----  ------  -----  ------  ------  -----  ----  -----
12.93% (5.95)%  18.26%  4.19%  10.34%  5.89% (4.36)%  12.64%  3.76%  8.89% 5.25%



Highest and Lowest Quarter returns:
(for periods shown in the bar chart)

Highest: 7.17% in 1st quarter 1995; Lowest: (5.20)% in 1st quarter 1994 Year to date: (0.57)% through 6/30/04.



New York Portfolio

                         Average Annual Total Returns

                      for periods ended December 31, 2003



                                                         Since   Inception
                               1 year 5 years 10 years Inception   Date
      Class A
      Return Before Taxes      1.05%   4.23%   5.23%     6.60%   01/16/87
      Return After Taxes
      on Distributions/(1)/    1.05%   4.22%   5.18%      N/A
      Return After Taxes
      on Distributions and
      Sale of Fund Shares/(1)/ 2.21%   4.29%   5.19%      N/A
      Other Classes (Return Before Taxes Only)
      Class B                  0.07%   4.35%    N/A      6.68%   11/11/94
      Class C/(2)/             3.59%   4.47%   5.05%     5.68%   01/08/93
      Class Y                  5.36%    N/A     N/A      5.86%   01/04/01
      Lehman Index/(3)/        5.31%   5.83%   6.03%      N/A
      Lipper Average/(4)/      4.78%   4.73%   5.11%      N/A



/(1)/After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.


/(2)/Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004 the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.


/(3)/Lehman Brothers Municipal Bond Index is a broad based index of the municipal bond market with maturities of at least one year.


/(4)/Lipper New York Municipal Debt Funds Average reflects the performance of mutual funds with similar objectives.



An investor cannot invest directly in an index. An index does not reflect deductions for fees, expenses or taxes.



                                                      Smith Barney Mutual Funds

Fee table
This table sets forth the fees and expenses you may pay if you invest in fund shares.

                               Shareholder fees


       (fees paid directly from your
       investment)                        Class A Class B Class C Class Y
       Maximum sales charge (load)
       imposed on purchases (as a % of
       offering price)                     4.00%    None    None   None
       Maximum deferred sales charge
       (load) (as a % of the lower of net
       asset value at purchase or
       redemption)                          None*  4.50%   1.00%   None


                        Annual fund operating expenses

     (expenses deducted from fund assets)  Class A Class B Class C Class Y
     Management fee                         0.50%   0.50%   0.50%   0.50%
     Distribution and service (12b-1) fees  0.15%   0.65%   0.70%    None
     Other expenses                         0.03%   0.06%   0.04%   0.01%
                                            -----   -----   -----   -----
     Total annual fund operating
     expenses                               0.68%   1.21%   1.24%   0.51%

* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

..  You invest $10,000 in the fund for the period shown

.. Your investment has a 5% return each year--the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance

..  You reinvest all distributions and dividends without a sales charge

.. The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same


New York Portfolio

                      Number of years you own your shares


                                           1 year 3 years 5 years 10 years
     Class A (with or without redemption)   $467   $609    $764    $1,213
     Class B (redemption at end of period)  $573   $684    $765    $1,319*
     Class B (no redemption)                $123   $384    $665    $1,319*
     Class C (redemption at end of period)  $226   $393    $681    $1,500
     Class C (no redemption)                $126   $393    $681    $1,500
     Class Y (with or without redemption)   $ 52   $164    $285    $  640

* Assumes conversion to Class A shares approximately eight years after purchase.

  More on the fund's investments


New York municipal securities In addition to securities issued by the state of New York and certain other New York governmental issuers, "New York municipal securities" include debt obligations issued by certain non-New York governmental issuers such as Puerto Rico, the U.S. Virgin Islands and Guam. The interest on these bonds is excluded from gross income for regular federal income tax purposes and is exempt from New York State and New York City personal income taxes. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The New York municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.



Other debt securities The fund may invest up to 20% of its assets in municipal securities of non-New York issuers. Interest on these securities will generally be excluded from gross income for regular federal income tax purposes, but will be subject to New York income taxes. The fund may also invest up to 20% of its assets in debt securities that are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.


Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures and options on financial futures, for any of the following purposes:

..  To hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in interest rates;
..  As a substitute for buying or selling securities; or


                                                      Smith Barney Mutual Funds

..  As a cash flow management technique.

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in futures can have a big impact on a fund's interest rate exposure. Therefore, using futures can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities. Futures can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.


  Management


Manager The fund's investment adviser (the "manager") is Smith Barney Fund Management LLC ("SBFM"), an affiliate of Citigroup Global Markets Inc. ("CGM"). The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of secu-rities that are held in the fund. They may also own the securities of these


New York Portfolio
issuers. However, in making investment decisions for the fund, the fund's manager does not obtain or use inside information acquired by any divi- sion, department or affiliate of Citigroup in the course of those relation-ships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.



Joseph P. Deane, investment officer of the manager and managing director of CGM, has been responsible for the day-to-day management of the fund's portfolio since February 1999. David T. Fare, investment officer of the manager and a director of CGM, currently shares the responsibility for the day-to-day management of the fund's portfolio, joining Mr. Deane in 2004. Mr. Fare has 15 years of investment management experience with the manager.





Management fee During the fiscal year ended March 31, 2004, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.



Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and C shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.






The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the fund's distributors and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.



Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb ("Citicorp Trust"), a subsidiary of Citigroup, serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer



                                                      Smith Barney Mutual Funds
agent has entered into sub-transfer agency and services agreements with PFPC Inc. and Primerica Shareholder Services to serve as the fund's sub-transfer agents (the "sub-transfer agents"). The sub-transfer agents perform certain shareholder record keeping and accounting services.



Recent Developments During the period from 1997-1999, Citicorp Trust, an affiliate of Citigroup Asset Management ("CAM"), entered the transfer agent business. CAM is the Citigroup business unit that includes the fund's investment manager and other investment advisory companies. Citicorp Trust hired a subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor's business was later taken over by PFPC Inc. (one of the fund's current sub-transfer agents) and at that time, the revenue guarantee was eliminated and a onetime payment was made by the subcontractor to a CAM affiliate.



CAM did not disclose the revenue guarantee agreement when the board of the fund and various other CAM-managed funds hired Citicorp Trust as its transfer agent. Nor did CAM disclose the one-time payment to the boards of the CAM-managed funds when it was made.



CAM is taking corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the revenue guarantee agreement and the one-time payment. CAM is also conducting an independent review to verify that the transfer agency fees charged by Citicorp Trust were fair compared to competitive alternatives. CAM is strengthening its procedures in order to avoid similar situations in the future.



CAM has given this information to regulators and other government authorities, and understands that the SEC and the U.S. Attorney are investigating this situation.


  Choosing a class of shares to buy


You can choose among four classes of shares: Classes A, B, C and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is most beneficial to an investor depends on the amount and intended length of the investment.


.. If you plan to invest regularly or in large amounts, buying Class A shares, or if you meet the minimum investment requirement, Class Y shares, may help you reduce sales charges and ongoing expenses.

New York Portfolio

.. For Class B shares and for Class C shares, all of your purchase amount will be immediately invested. This may help offset the higher expenses of Class B and Class C shares, but only if the fund performs well.


.. Class C shares have a lower deferred sales charge and a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class C shares do not, Class B shares may be more attractive to long-term investors.


..  There are other variables in share class expenses. You should review the Fee
   Table and Example at the front of this Prospectus carefully before choosing your share class.


You may buy shares from:


.. Certain broker/dealers, financial intermediaries, financial institutions or a distributor's financial consultants (each called a "Service Agent")

..  The fund, but only if you are investing through certain Service Agents


Not all classes of shares are available through all Service Agents. You should contact your Service Agent or consult the SAI for further information.


Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


                                              Initial           Additional
                                    Classes A, B, C   Class Y   All Classes
    General                             $1,000      $15 million     $50
    Monthly Systematic Investment
    Plans                                $25            n/a         $25
    Quarterly Systematic Investment
    Plans                                $50            n/a         $50
    Uniform Gifts or Transfers to
    Minor Accounts                       $250       $15 million     $50


                                                      Smith Barney Mutual Funds

  Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.


                    Class A            Class B            Class C           Class Y
Key features   .Initial sales     .No initial sales  .No initial sales  .No initial or
                charge             charge             charge             deferred sales
               .You may qual-     .Deferred sales    .Deferred sales     charge
                ify for reduc-     charge de-         charge for        .Must invest at
                tion or waiver     clines over        only 1 year        least $15 mil-
                of initial sales   time              .Does not con-      lion
                charge            .Converts to        vert to Class A   .Lower annual
               .Lower annual       Class A after 8   .Higher annual      expenses than
                expenses than      years              expenses than      the other
                Class B and       .Higher annual      Class A            classes
                Class C            expenses than
                                   Class A
----------------------------------------------------------------------------------------
Initial sales   Up to 4.00%;       None               None               None
charge          reduced for
                large
                purchases and
                waived for
                certain
                investors. No
                charge for
                purchases of
                $500,000 or
                more
----------------------------------------------------------------------------------------
Deferred sales  1.00% on           Up to 4.50%        1.00% if you       None
charge          purchases of       charged when       redeem within
                $500,000 or        you redeem         1 year of
                more if you        shares. The        purchase
                redeem within      charge is
                1 year of          reduced over
                purchase           time and there
                                   is no deferred
                                   sales charge
                                   after 5 years
----------------------------------------------------------------------------------------
Annual          0.15% of           0.65% of           0.70% of           None
distribution    average daily      average daily      average daily
and service     net assets         net assets         net assets
fees
----------------------------------------------------------------------------------------
Exchange        Class A shares     Class B shares     Class C shares     Class Y shares
privilege*      of most Smith      of most Smith      of most Smith      of most Smith
                Barney funds       Barney funds       Barney funds       Barney funds
----------------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.

New York Portfolio

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by the Class A shares serviced by them.


                                Sales Charge Sales Charge Broker/Dealer
                                 as a % of    as a % of     commission
                                  offering    net amount    as a % of
Amount of purchase               price (%)   invested (%) offering price
Less than $25,000                   4.00         4.17          3.60
$25,000 but less than $50,000       3.50         3.63          3.15
$50,000 but less than $100,000      3.00         3.09          2.70
$100,000 but less than $250,000     2.50         2.56          2.25
$250,000 but less than $500,000     1.50         1.52          1.35
$500,000 or more                     -0-          -0-          1.00*




* A distributor may pay up to 1.00% to a Service Agent for purchase amounts of $500,000 or more. In such case, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.15% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the service fee. Where the Service Agent does not receive the payment of up to 1.00% from the distributor, the Service Agent will instead receive the annual service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of up to 1.00% from the distributor as well as the annual distribution and service fee starting immediately after purchase. Please contact your Service Agent for more information.


Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem

                                                      Smith Barney Mutual Funds
these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.



Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund's sub-transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility.


Accumulation privilege - lets you combine the current value of Class A shares owned

 .  by you, or
 .  by members of your immediate family,

  and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

..  Letter of intent - lets you purchase Class A shares of the fund and other
   Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

..  Employees of NASD members
..  Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup
.. Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified


If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the SAI.


New York Portfolio

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.

           Year after purchase   1st  2nd 3rd 4th 5th 6th through 8th
           Deferred sales charge 4.5% 4%  3%  2%  1%        0%

Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.15% of the average daily net assets represented by the Class B shares serviced by them.

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


Shares issued:             Shares issued:         Shares issued:
At initial                 On reinvestment of     Upon exchange from
purchase                   dividends and          another Smith Barney
                           distributions          fund
Eight years after the date In same proportion     On the date the shares
of purchase payment        as the number of       originally acquired
                           Class B shares         would have converted
                           converting is to total into Class A shares
                           Class B shares you
                           own (excluding
                           shares issued as
                           dividends)



Class C shares (available through certain Service Agents)


You buy Class C shares at net asset value without paying an initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge of 1.00%.



Service Agents selling Class C shares receive a commission of 0.75% of the purchase price of the Class C shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 0.70% of the average daily net assets represented by the Class C shares held by their clients.


                                                      Smith Barney Mutual Funds

Class Y shares (available through certain Service Agents)

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial requirement. You can use a letter of intent to meet this minimum requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.


  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

..  Shares exchanged for shares of another Smith Barney fund
..  Shares representing reinvested distributions and dividends
..  Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

..  On payments made through certain systematic withdrawal plans
..  For involuntary redemptions of small account balances
..  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

New York Portfolio

  Buying shares


       Through a You should contact your Service Agent to open a bro-Service Agent kerage account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account
                 maintenance fee.
-------------------------------------------------------------------------------
Through the fund Certain investors who are clients of certain Service
                 Agents are eligible to buy shares directly from the fund.

                 .Write the fund at the following address:
                     New York Portfolio
                     Smith Barney Muni Funds
                     (Specify class of shares)
                     c/o PFPC Inc.
                     P.O. Box 9699
                     Providence, RI 02940-9699
                 .Enclose a check to pay for the shares. For initial
                   purchases, complete and send an account
                   application.
                 .For more information, please call Smith Barney
                   Shareholder Services at 1-800-451-2010.
-------------------------------------------------------------------------------
       Through a You may authorize your Service Agent or the applicable systematic sub-transfer agent to transfer funds automatically from investment plan (i) a regular bank account, (ii) cash held in a broker-
                 age account opened with a Service Agent or (iii) cer-tain money market funds, in order to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25
                   monthly or $50 quarterly
                 .If you do not have sufficient funds in your account
                   on a transfer date, your Service Agent or the appli-cable sub-transfer agent may charge you a fee

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.


                                                      Smith Barney Mutual Funds

  Exchanging shares


 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund into which you help meet the are exchanging. An exchange is a taxable transaction. varying needs of both large and .You may exchange shares only for shares of the
     small investors   same class of another Smith Barney fund. Not all
                       Smith Barney funds offer all classes.
                     .Not all Smith Barney funds may be offered in
                       your state of residence. Contact your Service
                       Agent or the transfer agent for further
                       information.
                     .Exchanges of Class A, Class B and Class C shares
                       are subject to minimum investment requirements
                       (except for systematic investment plan
                       exchanges), and all shares are subject to the other
                       requirements of the fund into which exchanges
                       are made.
                     .If you hold share certificates, the applicable sub-
                       transfer agent must receive the certificates en-
                       dorsed for transfer or with signed stock powers
                       (documents transferring ownership of certifi-
                       cates) before the exchange is effective.
                     .The fund may suspend or terminate your ex-
                       change privilege if you engage in an excessive pat-
                       tern of exchanges.
-------------------------------------------------------------------------------
           Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
             charges
                     Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge. If the fund into which you exchange has a higher deferred sales charge, you will be subject to that charge. If you ex-change at any time into a fund with a lower charge, the sales charge will not be reduced.
-------------------------------------------------------------------------------


New York Portfolio

     By telephone If you do not have a brokerage account with a Service
                  Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York
                  Stock Exchange ("NYSE") is open. For clients of a PFS Investments Inc. Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 be-tween 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00
                  p.m. (Eastern time). Requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

                  You can make telephone exchanges only between ac-
                  counts that have identical registrations.
     ----------------------------------------------------------------------
          By mail If you do not have a brokerage account, contact your Service Agent or write to the applicable sub-transfer agent at the address on the following page.

       Redeeming shares

        Generally Contact your Service Agent to redeem shares of the fund.

                  If you hold share certificates, the applicable sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the re-demption is effective.

                  If the shares are held by a fiduciary or corporation, other documents may be required.

                  Your redemption proceeds will be sent within three busi-ness days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                  If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise,


                                                      Smith Barney Mutual Funds
                  your redemption proceeds will be paid by check mailed
                  to your address of record.
     ----------------------------------------------------------------------
          By mail For accounts held directly at the fund, send written requests to the fund at the applicable address:

                  For clients of a PFS Investments Inc. Registered Repre-sentative, write Primerica Shareholder Services at the following address:

                      Primerica Shareholder Services
                      P.O. Box 9662
                      Providence, RI 02940-9662

                  For all other investors, send your request to PFPC Inc. at the following address:

                      New York Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)
                      c/o PFPC Inc.
                      P.O. Box 9699
                      Providence, RI 02940-9699

                  Your written request must provide the following:

                  .The name of the fund and account number
                  .The class of shares and the dollar amount or
                    number of shares to be redeemed
                  .Signatures of each owner exactly as the account is
                    registered
     ----------------------------------------------------------------------
     By telephone If you do not have a brokerage account with a Service
                  Agent, you may be eligible to redeem shares in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the NYSE is open. For clients of a PFS Investments Inc. Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m.
                  (Eastern time). All other shareholders should call
                  Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Re-quests received after the close of regular trading on the NYSE are priced at the net asset value next determined.


New York Portfolio

                 Your redemption proceeds can be sent by check to
                 your address of record or by wire or electronic transfer
                 (ACH) to a bank account designated on your author-
                 ization form. You must submit a new authorization
                 form to change the bank account designated to receive
                 wire or electronic transfers and you may be asked to
                 provide certain other documents. The applicable sub-
                 transfer agent may charge a fee on a wire or an elec-
                 tronic transfer (ACH).
--------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of the fund with a value
                 of at least $10,000 and each automatic redemption must
                 be at least $50. If your shares are subject to a deferred
                 sales charge, the sales charge will be waived if your auto-
                 matic payments do not exceed 1% per month of the value
                 of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by
                   certificates
                 .All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.


                                                      Smith Barney Mutual Funds

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

..  Name of the fund
..  Account number
..  Class of shares being bought, exchanged or redeemed
.. Dollar amount or number of shares being bought, exchanged or redeemed .. Signature of each owner exactly as the account is registered


The fund's sub-transfer agents will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent, nor the sub-transfer agents will bear any liability for such transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

..  Are redeeming over $50,000
..  Are sending signed share certificates or stock powers to the applicable sub-transfer agent
..  Instruct the applicable sub-transfer agent to mail the check to an address different from the one on your account
..  Changed your account registration
..  Want the check paid to someone other than the account owner(s)
.. Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

..  Suspend the offering of shares
..  Waive or change minimum and additional investment amounts
..  Reject any purchase or exchange order
..  Change, revoke or suspend the exchange privilege
..  Suspend telephone transactions

New York Portfolio

.. Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

.. Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


Small account balances/Mandatory redemptions If at any time the aggregate net asset value of the fund shares in your account is less that $500, the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount a determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.


The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information contact your Service Agent or the transfer agent or consult the SAI.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

                                                      Smith Barney Mutual Funds

  Dividends, distributions and taxes

Dividends and Distributions The fund pays dividends each month from its net investment income. The fund generally makes distributions of both short-term and long-term capital gain, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from income. Distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Taxes In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the fund.


Transaction            Federal tax status      New York tax status
Redemption or          Usually capital gain or Usually capital gain or
exchange of shares     loss; long-term only if loss; long-term only if
                       shares owned more       shares owned more
                       than one year           than one year
Long-term capital gain Long-term capital gain  Long-term capital gain distributions
Dividends              Generally excluded      Exempt from personal
                       from gross income if    income taxes if from
                       from interest on tax-   interest on New York
                       exempt securities,      municipal securities,
                       otherwise ordinary      otherwise ordinary
                       income                  income

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Taxable dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares.

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to

New York Portfolio
avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment. It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal income tax and New York State and New York City personal income taxes. The fund may realize capital gains on the sale of its securities or on transactions in futures contracts. Some of the fund's interest income that is exempt from regular federal income tax may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state tax for investors that reside in states other than New York.



After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


                                                      Smith Barney Mutual Funds

  Share price


You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.



Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.



In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the applicable sub-transfer agent before the NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.



Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the applicable sub-transfer agent before the applicable sub-transfer agent's close of business.


New York Portfolio

  Financial highlights


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Effective April 29, 2004, Class L shares of the fund were renamed Class C shares.


  For a Class A share of beneficial interest outstanding throughout each year ended March 31:


                                    2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
-------------------------------------------------------------------------------------
Net asset value, beginning of year   $13.66    $13.19    $13.42    $12.78    $13.69
-------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income/(2)/            0.61      0.63      0.65      0.67      0.68
 Net realized and unrealized gain
  (loss)/(2)/                         (0.09)     0.46     (0.23)     0.64     (0.91)
-------------------------------------------------------------------------------------
Total income (loss) from operations    0.52      1.09      0.42      1.31     (0.23)
-------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.61)    (0.62)    (0.65)    (0.67)    (0.67)
 In excess of net investment income   (0.00)*      --        --        --        --
 Net realized gains                      --        --        --        --     (0.01)
-------------------------------------------------------------------------------------
Total distributions                   (0.61)    (0.62)    (0.65)    (0.67)    (0.68)
-------------------------------------------------------------------------------------
Net asset value, end of year         $13.57    $13.66    $13.19    $13.42    $12.78
-------------------------------------------------------------------------------------
Total return                           3.87%     8.42%     3.15%    10.57%    (1.61)%
-------------------------------------------------------------------------------------
Net assets, end of year (millions)   $  617    $  627    $  633    $  583    $  482
-------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses/(3)/                         0.68%     0.70%     0.70%     0.69%     0.71%
 Net investment income/(2)/            4.46      4.62      4.86      5.14      5.20
-------------------------------------------------------------------------------------
Portfolio turnover rate                   8%       14%       20%       16%       33%
-------------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.

/(2)/ Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.85%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.

/(3)/ As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.85%.

* Amount represents less than $0.01 per share.


                                                      Smith Barney Mutual Funds

  For a Class B share of beneficial interest outstanding throughout each year ended March 31:


                                    2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
-------------------------------------------------------------------------------------
Net asset value, beginning of year   $13.66    $13.19    $13.42    $12.78    $13.68
-------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income/(2)/            0.54      0.56      0.57      0.60      0.61
 Net realized and unrealized gain
  (loss)/(2)/                         (0.09)     0.46     (0.22)     0.64     (0.90)
-------------------------------------------------------------------------------------
Total income (loss) from operations    0.45      1.02      0.35      1.24     (0.29)
-------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.54)    (0.55)    (0.58)    (0.60)    (0.60)
 In excess of net investment income   (0.00)*      --        --        --        --
 Net realized gains                      --        --        --        --     (0.01)
-------------------------------------------------------------------------------------
Total distributions                   (0.54)    (0.55)    (0.58)    (0.60)    (0.61)
-------------------------------------------------------------------------------------
Net asset value, end of year         $13.57    $13.66    $13.19    $13.42    $12.78
-------------------------------------------------------------------------------------
Total return                           3.35%     7.86%     2.60%     9.96%    (2.09)%
-------------------------------------------------------------------------------------
Net assets, end of year (millions)   $  120    $  140    $  139    $  148    $  156
-------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses(3)                           1.21%     1.22%     1.21%     1.22%     1.23%
 Net investment income/(2)/            3.93      4.10      4.27      4.63      4.67
-------------------------------------------------------------------------------------
Portfolio turnover rate                   8%       14%       20%       16%       33%
-------------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.

/(2)/ Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.26%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.

/(3)/ As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.35%.

* Amount represents less than $0.01 per share.


New York Portfolio

  For a Class C share of beneficial interest outstanding throughout each year ended March 31:



                                    2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/
-------------------------------------------------------------------------------------
Net asset value, beginning of year   $13.65    $13.18    $13.41    $12.77    $13.67
-------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income/(2)/            0.53      0.55      0.57      0.58      0.60
 Net realized and unrealized gain
  (loss)/(2)/                         (0.08)     0.47     (0.23)     0.65     (0.90)
-------------------------------------------------------------------------------------
Total income (loss) from operations    0.45      1.02      0.34      1.23     (0.30)
-------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.54)    (0.55)    (0.57)    (0.59)    (0.59)
 In excess of net investment income   (0.00)*      --        --        --        --
 Net realized gains                      --        --        --        --     (0.01)
-------------------------------------------------------------------------------------
Total distributions                   (0.54)    (0.55)    (0.57)    (0.59)    (0.60)
-------------------------------------------------------------------------------------
Net assets value, end of year        $13.56    $13.65    $13.18    $13.41    $12.77
-------------------------------------------------------------------------------------
Total return                           3.30%     7.82%     2.56%     9.91%    (2.14)%
-------------------------------------------------------------------------------------
Net assets, end of year (millions)   $   45    $   45    $   41    $   32    $   18
-------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses/(3)/                         1.24%     1.26%     1.26%     1.26%     1.27%
 Net investment income/(2)/            3.90      4.05      4.27      4.55      4.64
-------------------------------------------------------------------------------------
Portfolio turnover rate                   8%       14%       20%       16%       33%
-------------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.



/(2)/ Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.26%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.


/(3)/ As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.40%.


* Amount represents less than $0.01 per share.


                                                      Smith Barney Mutual Funds

  For a Class Y share of beneficial interest outstanding throughout each year ended March 31:


                                              2004/(1)/ 2003/(1)/ 2002/(1)/ 2001/(1)(2)/
----------------------------------------------------------------------------------------
Net asset value, beginning of period           $13.65    $13.19    $13.42     $13.46
----------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income/(3)/                      0.63      0.67      0.67       0.16
 Net realized and unrealized gain (loss)/(3)/   (0.07)     0.44     (0.23)     (0.03)
----------------------------------------------------------------------------------------
Total income from operations                     0.56      1.11      0.44       0.13
----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                          (0.64)    (0.65)    (0.67)     (0.17)
 In excess of net investment income             (0.00)*      --        --         --
----------------------------------------------------------------------------------------
Total distributions                             (0.64)    (0.65)    (0.67)     (0.17)
----------------------------------------------------------------------------------------
Net asset value, end of period                 $13.57    $13.65    $13.19     $13.42
----------------------------------------------------------------------------------------
Total return                                     4.13%     8.53%     3.33%      1.00%++
----------------------------------------------------------------------------------------
Net assets, end of period (millions)           $    4    $    4    $   11     $   10
----------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses/(4)/                                   0.51%     0.52%     0.52%      0.54%+
 Net investment income/(3)/                      4.63      4.78      5.01       4.97+
----------------------------------------------------------------------------------------
Portfolio turnover rate                             8%       14%       20%        16%
----------------------------------------------------------------------------------------


/(1)/ Per share amounts have been calculated using the monthly average shares method.
/(2)/ For the period January 4, 2001 (inception date) to March 31, 2001.

/(3)/ Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.00%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.

/(4)/ As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

* Amount represents less than $0.01 per share.


New York Portfolio

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/r/


New York
Portfolio

An investment portfolio of Smith Barney Muni Funds


Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information ("SAI") provides more detailed information about the fund and is incorporated by reference into (and is legally a part of) this Prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010 (or for clients of a PFS Investments Inc. Registered Representative, call Primerica Shareholder Services at 1-800-544-5445), or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. Infor-mation on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



If someone makes a statement about the fund that is not in this Pro-spectus, you should not rely upon that information. Neither the fund nor the distributors are offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.



Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.


(Investment Company Act
file no. 811-04395)

FD0604 7/04

                                   PROSPECTUS

                                  PENNSYLVANIA
                                    PORTFOLIO


CLASS A, B, C AND Y SHARES

JULY 29, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

                        [LOGO] SMITH BARNEY MUTUAL FUNDS

     INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

1                                                      Smith Barney Mutual Funds

PENNSYLVANIA PORTFOLIO

     CONTENTS


Investments, risks and performance..............    2

More on the fund's investments..................    8

Management......................................   10

Choosing a class of shares to buy...............   12

Comparing the fund's classes....................   13

Sales charges...................................   14

More about deferred sales charges...............   18

Buying shares...................................   19

Exchanging shares...............................   20

Redeeming shares................................   22

Other things to know about share transactions...   24

Dividends, distributions and taxes..............   26

Share price.....................................   27

Financial highlights............................   28


The fund is a series of Smith Barney Muni Funds, a Massachusetts business trust.

Pennsylvania Portfolio                                                         2

     INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE

The fund seeks as high a level of income exempt from regular federal income taxes and Pennsylvania personal income taxes as is consistent with prudent investing.

PRINCIPAL INVESTMENT STRATEGIES


KEY INVESTMENTS As a matter of fundamental policy, under normal circumstances the fund invests at least 80% of its assets in Pennsylvania municipal securities. Pennsylvania municipal securities include securities issued by the Commonwealth of Pennsylvania and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax and Pennsylvania state personal income taxes. The fund focuses primarily on intermediate-term and long-term municipal securities which have remaining maturities at the time of purchase from five to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.


SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

..    Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

..    May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio

..    Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

..    Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates

3                                                      Smith Barney Mutual Funds

PRINCIPAL RISKS OF INVESTING IN THE FUND


Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments if:


..    Interest rates rise, causing the value of the fund's portfolio to decline

..    The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

..    Pennsylvania municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Pennsylvania municipal issuers with greater risk than a geographically diverse fund

..    Unfavorable legislation affects the tax-exempt status of municipal bonds

..    The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal and Pennsylvania state personal income taxes. The fund may realize capital gains in the sale of its securities or on transactions in futures contracts or other derivative instruments. Some of the fund's interest income that is exempt from regular federal income taxation may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local income taxes for investors that reside in states other than Pennsylvania.


The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

WHO MAY WANT TO INVEST  The fund may be an appropriate investment if you:


..    Are a Pennsylvania taxpayer in a high federal tax bracket seeking income exempt from regular federal income taxes and Pennsylvania personal income taxes


..    Currently have exposure to other asset classes and are seeking to broaden your investment portfolio

..    Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

Pennsylvania Portfolio                                                         4

PERFORMANCE INFORMATION


The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual total returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information below show performance of the fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares, reflects the impact of taxes paid on distributions and the redemption of shares at the end of the period. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                           TOTAL RETURN CLASS A SHARES

                                   [Bar Chart]

                                   95   19.52
                                   96    4.06
                                   97   12.00
                                   98    5.76
                                   99   -6.24
                                   00   13.02
                                   01    5.44
                                   02    8.52
                                   03    5.22

                        CALENDAR YEARS ENDED DECEMBER 31

HIGHEST AND LOWEST QUARTER RETURNS:

(FOR PERIODS SHOWN IN THE BAR CHART)


Highest: 8.04% in 1st quarter 1995; Lowest: (2.69)% in 4th quarter 1999 Year to date: (0.47)% through 6/30/04.

5                                                      Smith Barney Mutual Funds


                          AVERAGE ANNUAL TOTAL RETURNS
                       FOR PERIODS ENDED DECEMBER 31, 2003



                                                         SINCE     INCEPTION
                         1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
                         ------   -------   --------   ---------   ---------
Class A

Return Before Taxes       1.01%    4.14%       n/a       6.32%       4/4/94
Return After Taxes
on Distributions(1)       1.01%    4.13%       n/a       6.24%
Return After Taxes on
Distributions and Sale
of Fund Shares(1)         2.33%    4.26%       n/a       6.16%

Other Classes (Return Before Taxes Only)

Class B                   0.11%    4.28%       n/a       5.96%      6/20/94

Class C(2)                3.56%    4.38%       n/a       6.15%       4/5/94

Class Y**                 n/a      n/a         n/a       n/a          n/a

Lehman Index(3)           5.31%    5.83%       n/a       6.77%         *

Lipper Average(4)         4.83%    4.55%       n/a       5.81%         *



(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for Class B and Class C shares will vary.

(2) Effective as of April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004 the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.

(3) Lehman Brothers Municipal Bond Index is a broad based index of the municipal bond market with maturities of at least one year.

(4) The Lipper Pennsylvania Municipal Debt Funds Average reflects the performance of 62 funds in the Pennsylvania municipal debt fund category with reinvestment of dividends and capital gains, but reflects no deduction for sales charges or taxes. An investor cannot invest directly in an index.

*    Index performance begins on April 30, 1994.

** There were no Class Y shares outstanding for the calendar year ended December 31, 2003.

An investor cannot invest directly in an index. An index does not reflect deductions for fees, expenses or taxes.

Pennsylvania Portfolio                                                         6

FEE TABLE
This table sets forth the fees and expenses you may pay if you invest in fund shares.

                                SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A   CLASS B   CLASS C   CLASS Y
-----------------------------------------   -------   -------   -------   -------
Maximum sales charge (load) imposed on
   purchases (as a % of offering price)      4.00%     None      None       None

Maximum deferred sales charge (load) (as
   a % of the lower of net asset value at
   purchase or redemption)                   None*     4.50%     1.00%      None


                         ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)   CLASS A   CLASS B   CLASS C   CLASS Y**
------------------------------------   -------   -------   -------   ---------
Management fee                          0.45%     0.45%     0.45%      0.45%

Distribution and service (12b-1)
  fees                                  0.15%     0.65%     0.70%      None

Other expenses                          0.12%     0.16%     0.16%      0.12%
                                        ----      ----      ----       ----

Total annual fund operating expenses    0.72%     1.26%     1.31%      0.57%


     *You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


     **For Class Y shares, "Other expenses" have been estimated for the fiscal year ended March 31, 2004 based on expenses incurred by Class A shares, because no Class Y shares were outstanding for the fiscal year ended March 31, 2004.

7                                                      Smith Barney Mutual Funds

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

..    You invest $10,000 in the fund for the period shown


..    Your investment has a 5% return each year -- the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance


..    You reinvest all distributions and dividends without a sales charge

..    The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

                       NUMBER OF YEARS YOU OWN YOUR SHARES


                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
Class A (with or without redemption)     $471      $621      $785     $1,259

Class B (redemption at end of period)    $578      $700      $792     $1,373*

Class B (no redemption)                  $128      $400      $692     $1,373*

Class C (redemption at end of period)    $233      $415      $718     $1,579

Class C (no redemption)                  $133      $415      $718     $1,579

Class Y (with or without redemption)     $ 58      $183      $318     $  714


*Assumes conversion to Class A shares approximately eight years after purchase.

Pennsylvania Portfolio                                                         8

     MORE ON THE FUND'S INVESTMENTS


PENNSYLVANIA MUNICIPAL SECURITIES In addition to securities issued by the state of Pennsylvania and certain Pennsylvania governmental issuers "Pennsylvania municipal securities" include debt obligations issued by certain non-Pennsylvania governmental issuers such as Puerto Rico, the U.S. Virgin Islands and Guam. The interest on Pennsylvania municipal securities is exempt from regular federal income tax and Pennsylvania personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The Pennsylvania municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.


OTHER DEBT SECURITIES The fund may invest up to 20% of its assets in municipal securities of non-Pennsylvania issuers. These securities will generally be exempt from regular federal income taxes, but not Pennsylvania income taxes. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will be subject to federal taxation and may be subject to state taxation.

DERIVATIVE CONTRACTS The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

..    To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates;

..    As a substitute for buying or selling securities; or

..    As a cash flow management technique.

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.

The fund may invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Inverse floaters and futures are volatile and involve leverage, which may expose the fund to increased risk of loss. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are

9                                                      Smith Barney Mutual Funds

changing. The fund may not fully benefit from or may lose money on futures used for hedging purposes if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

Pennsylvania Portfolio                                                        10

     MANAGEMENT


MANAGER The fund's investment adviser (the "manager") is Smith Barney Fund Management LLC ("SBFM"), an affiliate of Citigroup Global Markets Inc. ("CGM"). The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, the fund's manager does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

Peter M. Coffey, investment officer of the manager and managing director of CGM, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April 1994.

MANAGEMENT FEES During the fiscal year ended March 31, 2004, the manager received an advisory fee equal to 0.45% of the fund's average daily net assets.

DISTRIBUTION PLAN The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and C shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

11                                                     Smith Barney Mutual Funds


The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the fund's distributors and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citicorp Trust Bank, fsb ("Citicorp Trust"), a subsidiary of Citigroup, serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a subtransfer agency and services agreement with PFPC Inc. to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent performs certain shareholder record keeping and accounting services.

RECENT DEVELOPMENTS Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust, an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed SEC investigation by the SEC and the U.S. Attorney and relates to Citicorp Trust's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

Pennsylvania Portfolio                                                        12

     CHOOSING A CLASS OF SHARES TO BUY


You can choose among four classes of shares: Classes A, B, C and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is most beneficial to an investor depends on the amount and intended length of the investment.


..    If you plan to invest regularly or in large amounts, buying Class A, or if you meet the minimum investment requirement, Class Y shares may help you reduce sales charges and ongoing expenses.


..    For Class B shares and Class C shares, all of your purchase amount will be immediately invested. This may help offset the higher expenses of Class B and Class C shares, but only if the fund performs well.

..    Class C shares have a lower deferred sales charge and a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class C shares do not, Class B shares may be more attractive to long-term investors.

..    There are other variables in share class expenses. You should review the
     Fee Table and Example at the front of this Prospectus carefully before choosing your share class.


You may buy shares from:


..    Certain broker-dealers, financial intermediaries, financial institutions or distributor's financial consultants (each called a "Service Agent")


..    The fund, but only if you are investing through certain Service Agents


Not all classes of shares are available through all Service Agents. You should contact your Service Agent or consult the SAI for further information.


INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


                                                INITIAL
                                     -----------------------------    ADDITIONAL
                                     CLASSES A, B, C     CLASS Y     ALL CLASSES
                                     ---------------   -----------   -----------
General                                   $1,000       $15 million       $50

Monthly Systematic Investment
   Plans                                  $   25               n/a       $25

Quarterly Systematic Investment
   Plans                                  $   50               n/a       $50

Uniform Gifts or Transfers to
   Minors Accounts                        $  250       $15 million       $50

13                                                     Smith Barney Mutual Funds

     COMPARING THE FUND'S CLASSES

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.


                            CLASS A           CLASS B           CLASS C           CLASS Y
---------------------------------------------------------------------------------------------
KEY FEATURES            - Initial sales   - No initial      - No initial      - No initial or
                          charge            sales charge      sales charge      deferred
                        - You may         - Deferred        - Deferred          sales charge
                          qualify for       sales charge      sales charge    - Must invest
                          reduction or      declines over     for only 1        at least $15
                          waiver of         time              year              million
                          initial sales   - Converts to     - Does not        - Lower annual
                          charge            Class A after     convert to        expenses than
                        - Lower annual      8 years           Class A           the other
                          expenses than   - Higher annual   - Higher annual     classes
                          Class B and       expenses than     expenses than
                          Class C           Class A           Class A
---------------------------------------------------------------------------------------------
INITIAL SALES CHARGE      Up to 4.00%;    None              None              None
                          reduced for
                          large
                          purchases and
                          waived for
                          certain
                          investors. No
                          charge for
                          purchases of
                          $500,000 or
                          more
---------------------------------------------------------------------------------------------
DEFERRED SALES CHARGE     1.00% on          Up to 4.50%       1.00% if you    None
                          purchases of      charged when      redeem within
                          $500,000 or       you redeem        1 year of
                          more if you       shares. The       purchase
                          redeem within     charge is
                          1 year of         reduced over
                          purchase          time and
                                            there is no
                                            deferred
                                            sales charge
                                            after 5 years
---------------------------------------------------------------------------------------------
ANNUAL DISTRIBUTION       0.15% of          0.65% of          0.70% of        None
AND SERVICE FEES          average daily     average daily     average daily
                          net assets        net assets        net assets
---------------------------------------------------------------------------------------------
EXCHANGE PRIVILEGE*       Class A shares    Class B shares    Class C shares   Class Y shares
                          of most Smith     of most Smith     of most Smith    of most Smith
                          Barney funds      Barney funds      Barney funds     Barney funds
---------------------------------------------------------------------------------------------


*Ask your Service Agent for the Smith Barney funds available for exchange.

Pennsylvania Portfolio                                                        14

     SALES CHARGES

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by the Class A shares serviced by them.


                                   SALES CHARGE AS A % OF       BROKER/DEALER
                                  ------------------------       COMMISSION
                                  OFFERING     NET AMOUNT         AS A % OF
       AMOUNT OF PURCHASE         PRICE (%)   INVESTED (%)   OFFERING PRICE (%)
-------------------------------   ---------   ------------   ------------------
Less than $25,000                    4.00         4.17              3.60
$25,000 but less than $50,000        3.50         3.63              3.15
$50,000 but less than $100,000       3.00         3.09              2.70
$100,000 but less than $250,000      2.50         2.56              2.25
$250,000 but less than $500,000      1.50         1.52              1.35
$500,000 or more                     0.00         0.00          up to 1.00*



* A distributor may pay up to 1.00% to a Service Agent for purchase amounts of $500,000 or more. In such case, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.15% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the service fee. Where the Service Agent does not receive the payment of up to 1.00% from the distributor, the Service Agent will instead receive the annual service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of up to 1.00% from the distributor as well as the annual distribution and service fee starting immediately after purchase. Please contact your Service Agent for more information.


INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you

15                                                     Smith Barney Mutual Funds


redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund's sub-transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility.


Accumulation privilege - lets you combine the current value of Class A shares owned

..    by you, or

..    by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:

..    Employees of NASD members

..    Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup

..    Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified


If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the SAI.

Pennsylvania Portfolio                                                        16

CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.

 YEAR AFTER PURCHASE    1ST   2ND   3RD   4TH   5TH   6TH THROUGH 8TH
---------------------   ---   ---   ---   ---   ---   ---------------
Deferred sales charge   4.5%   4%    3%    2%    1%          0%

Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.15% of the average daily net assets represented by the Class B shares serviced by them.

CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


                        Shares issued: On      Shares issued: Upon
                        reinvestment of        exchange from another
Shares issued: At       dividends and          Smith Barney fund
initial purchase        distributions

Eight years after the   In same proportion     On the date the
date of purchase        as the number of       shares originally
payment                 Class B shares         acquired would have
                        converting is to       converted into Class
                        total Class B shares   A shares
                        you own (excluding
                        shares issued as
                        dividends)

17                                                     Smith Barney Mutual Funds


CLASS C SHARES

You buy Class C shares at net asset value without paying an initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

Service Agents selling Class C shares receive a commission of up to 0.75% of the purchase price of the Class C shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 0.70% of the average net assets represented by the Class C shares held by their clients.


CLASS Y SHARES


You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this minimum requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.

Pennsylvania Portfolio                                                        18

     MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

..    Shares exchanged for shares of another Smith Barney fund

..    Shares representing reinvested distributions and dividends

..    Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

..    On payments made through certain systematic withdrawal plans

..    For involuntary redemptions of small account balances

..    For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

19                                                     Smith Barney Mutual Funds

     BUYING SHARES


           Through a   You should contact your Service Agent to open a
       Service Agent   brokerage account and make arrangements to buy
                       shares.
                       If you do not provide the following information,
                       your order will be rejected:
                       - Class of shares being bought
                       - Dollar amount or number of shares being bought
                       Your Service Agent may charge an annual account
                       maintenance fee.
-----------------------------------------------------------------------
         Through the   Certain investors who are clients of certain
                fund   Service Agents are eligible to buy shares
                       directly from the fund.
                       - Write the fund at the following address:
                           PENNSYLVANIA PORTFOLIO
                           SMITH BARNEY MUNI FUNDS
                           (SPECIFY CLASS OF SHARES)
                           C/O PFPC INC.
                           P.O. BOX 9699
                           PROVIDENCE, RI 02940-9699
                       - Enclose a check to pay for the shares. For
                       initial purchases, complete and send an account
                         application.
                       - For more information, please call Smith Barney
                         Shareholder Services at 1-800-451-2010.
-----------------------------------------------------------------------
           Through a   You may authorize your Service Agent or the sub-
          systematic   transfer agent to transfer funds automatically
     investment plan   from (i) a regular bank account, (ii) cash held
                       in a brokerage account opened with a Service
                       Agent or (iii) certain money market funds to buy shares on a regular basis.
                       - Amounts transferred should be at least: $25 monthly or $50 quarterly
                       - If you do not have sufficient funds in your account on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee
                       For more information, contact your Service Agent or the transfer agent or consult the SAI.

Pennsylvania Portfolio                                                        20

   EXCHANGING SHARES


 Smith Barney offers   You should contact your Service Agent to
       a distinctive   exchange into other Smith Barney funds. Be
     family of funds   sure to read the prospectus of the Smith
    tailored to help   Barney fund into which you are exchanging. An
    meet the varying   exchange is a taxable transaction.
       needs of both
     large and small   - You may exchange shares only for shares of
           investors     the same class of another Smith Barney
                         fund. Not all Smith Barney funds offer all
                         classes.
                       - Not all Smith Barney funds may be offered
                         in your state of residence. Contact your
                         Service Agent or the transfer agent for
                         further information.
                       - Exchanges of Class A, Class B and Class C
                         shares are subject to minimum investment
                         requirements (except for systematic
                         investment plan exchanges), and all shares
                         are subject to the other requirements of
                         the fund into which exchanges are made.
                       - If you hold share certificates, the
                         sub-transfer agent must receive the
                         certificates endorsed for transfer or with
                         signed stock powers (documents transferring
                         ownership of certificates) before the
                         exchange is effective.
                       - The fund may suspend or terminate your
                         exchange privilege if you engage in an
                         excessive pattern of exchanges.
--------------------------------------------------------------------
           Waiver of   Your shares will not be subject to an initial
          additional   sales charge at the time of the exchange.
       sales charges
                       Your deferred sales charge (if any) will
                       continue to be measured from the date of your
                       original purchase of shares subject to a
                       deferred sales charge. If the fund into which
                       you exchange has a higher deferred sales
                       charge, you will be subject to that charge.
                       If you exchange at any time into a fund with
                       a lower charge, the sales charge will not be
                       reduced.
--------------------------------------------------------------------

21                                                     Smith Barney Mutual Funds


        By telephone   If you do not have a brokerage account with a
                       Service Agent, you may be eligible to
                       exchange shares through the fund. You must
                       complete an authorization form to authorize
                       telephone transfers. If eligible, you may
                       make telephone exchanges on any day the New
                       York Stock Exchange ("NYSE") is open. Call
                       Smith Barney Shareholder Services at
                       1-800-451-2010 between 9:00 a.m. and 4:00
                       p.m. (Eastern time).
                       You can make telephone exchanges only between
                       accounts that have identical registrations.
--------------------------------------------------------------------
             By mail   If you do not have a brokerage account,
                       contact your Service Agent or write to the sub-transfer agent at the address on the following page.

Pennsylvania Portfolio                                                        22

     REDEEMING SHARES


           Generally   Contact your Service Agent to redeem shares
                       of the fund.
                       If you hold share certificates, the
                       sub-transfer agent must receive the
                       certificates endorsed for transfer or with
                       signed stock powers (documents transferring
                       ownership of certificates) before the
                       redemption is effective.
                       If the shares are held by a fiduciary or
                       corporation, other documents may be required.
                       Your redemption proceeds will be sent within
                       three business days after your request is
                       received in good order. However, if you
                       recently purchased your shares by check, your
                       redemption proceeds will not be sent to you
                       until your original check clears, which may
                       take up to 15 days.
                       If you have a brokerage account with a
                       Service Agent, your redemption proceeds will
                       be placed in your account and not reinvested
                       without your specific instruction. In other
                       cases, unless you direct otherwise, your
                       redemption proceeds will be paid by check
                       mailed to your address of record.
--------------------------------------------------------------------
             By mail   For accounts held directly at the fund, send
                       written requests to the fund at the following
                       address:
                            PENNSYLVANIA PORTFOLIO
                            SMITH BARNEY MUNI FUNDS
                            (SPECIFY CLASS OF SHARES)
                            C/O PFPC INC.
                            P.O. BOX 9699
                            PROVIDENCE, RI 02940-9699
                       Your written request must provide the
                       following:
                       - The name of the fund and account number
                       - The class of shares and the dollar amount
                       or number of shares to be redeemed
                       - Signatures of each owner exactly as the
                       account is registered
--------------------------------------------------------------------

23                                                     Smith Barney Mutual Funds


        By telephone   If you do not have a brokerage account with a
                       Service Agent, you may be eligible to redeem
                       shares in amounts up to $50,000 per day
                       through the fund. You must complete an
                       authorization form to authorize telephone
                       redemptions. If eligible, you may request
                       redemptions by telephone on any day the NYSE
                       is open. Call Smith Barney Shareholder
                       Services at 1-800-451-2010 between 9:00 a.m.
                       and 4:00 p.m. (Eastern time).
                       Your redemption proceeds can be sent by check
                       to your address of record or by wire or
                       electronic transfer (ACH) to a bank account
                       designated on your authorization form. You
                       must submit a new authorization form to
                       change the bank account designated to receive
                       wire or electronic transfers and you may be
                       asked to provide certain other documents. The
                       sub-transfer agent may charge a fee on a wire
                       or an electronic transfer (ACH).
--------------------------------------------------------------------
           Automatic   You can arrange for the automatic redemption
                cash   of a portion of your shares on a monthly or
          withdrawal   quarterly basis. To qualify you must own
               plans   shares of the fund with a value of at least
                       $10,000 and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.
                       The following conditions apply:
                       - Your shares must not be represented by
                         certificates
                       - All dividends and distributions must be reinvested
                       For more information, contact your Service
                       Agent or consult the SAI.

Pennsylvania Portfolio                                                        24

     OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

..    Name of the fund

..    Account number

..    Class of shares being bought, exchanged or redeemed

..    Dollar amount or number of shares being bought, exchanged or redeemed

..    Signature of each owner exactly as the account is registered

The fund's sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agent will bear any liability for such transactions.

SIGNATURE GUARANTEES. To be in good order, your redemption request must include a signature guarantee if you:

..    Are redeeming over $50,000

..    Are sending signed share certificates or stock powers to the sub-transfer agent

..    Instruct the sub-transfer agent to mail the check to an address different from the one on your account

..    Changed your account registration

..    Want the check paid to someone other than the account owner(s)

..    Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

..    Suspend the offering of shares

..    Waive or change minimum and additional investment amounts

..    Reject any purchase or exchange order

25                                                     Smith Barney Mutual Funds

..    Change, revoke or suspend the exchange privilege

..    Suspend telephone transactions


..    Suspend or postpone redemptions of shares on any day when trading on the
     NYSE is restricted, or as otherwise permitted by the SEC


..    Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


SMALL ACCOUNT BALANCES/MANDATORY REDEMPTIONS If at any time the aggregate net asset value of the fund shares in your account is less than $500, the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.


The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Pennsylvania Portfolio                                                        26

     DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS The fund pays dividends each month from its net investment income. The fund generally makes distributions of both short-term and long-term capital gain, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from income. Distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the Fund.

                                                 PENNSYLVANIA
    TRANSACTION       FEDERAL TAX STATUS          TAX STATUS
------------------   --------------------   ---------------------
Redemption or        Usually capital gain   Usually capital gain
exchange of shares   or loss; long-term     or loss; long-term
                     only if shares owned   only if shares owned
                     more than one year     more than one year

Long-term capital    Long-term capital      Long-term capital
gain distributions   gain                   gain

Dividends            Generally excluded     Exempt from personal
                     from gross income if   income taxes if from
                     from interest on tax-  interest on
                     exempt securities,     Pennsylvania
                     otherwise ordinary     municipal securities,
                     income                 otherwise ordinary
                                            income

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Taxable dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned

27                                                     Smith Barney Mutual Funds

your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal and Pennsylvania state personal income taxes. The fund may realize capital gains on the sale of its securities or on transactions in futures contracts or other derivative instruments. Some of the fund's interest income that is exempt from regular federal income taxation may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local income taxes for investors that reside in states other than Pennsylvania.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


     SHARE PRICE


You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market

Pennsylvania Portfolio                                                        28

quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the sub-transfer agent before the NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.


     FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is presented for Class Y shares because no shares were outstanding during these fiscal years. Effective April 29, 2004, Class L shares of the fund were renamed Class C shares.

29                                                     Smith Barney Mutual Funds

             FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                     2004(1)   2003(1)   2002(1)   2001(1)   2000(1)
------------------------------------------------------------------------------------
Net asset value, beginning of year   $ 13.18   $ 12.79   $ 12.89   $ 12.18   $ 13.44
------------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income(2)(3)          0.63      0.67      0.69      0.69      0.67
   Net realized and unrealized
      gain (loss)(3)                   (0.12)     0.40     (0.09)     0.71     (1.25)
------------------------------------------------------------------------------------
Total income (loss) from
   operations                           0.51      1.07      0.60      1.40     (0.58)
------------------------------------------------------------------------------------
Less distributions from:
   Net investment income               (0.63)    (0.67)    (0.69)    (0.69)    (0.66)
   In excess of net investment
      income                           (0.01)    (0.01)    (0.01)       --        --
   Net realized gains                     --        --        --        --     (0.02)
------------------------------------------------------------------------------------
Total distributions                    (0.64)    (0.68)    (0.70)    (0.69)    (0.68)
------------------------------------------------------------------------------------
Net asset value, end of year         $ 13.05   $ 13.18   $ 12.79   $ 12.89   $ 12.18
------------------------------------------------------------------------------------
Total return(4)                         3.90%     8.49%     4.69%    11.84%    (4.31)%
------------------------------------------------------------------------------------
Net assets, end of year (000s)       $38,126   $34,099   $35,370   $31,203   $27,978
------------------------------------------------------------------------------------
Ratios to average net assets:
   Expenses(2)(5)                       0.72%     0.66%     0.50%     0.54%     0.63%
   Net investment income(3)             4.74      5.07      5.34      5.55      5.29
------------------------------------------------------------------------------------
Portfolio turnover rate                   23%       33%       49%       34%       54%
------------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager waived all or a part of its fees for the year ended March 31, 2003, 2002, 2001 and 2000. If such fees were not waived and expenses not reimbursed, the per share decrease to net investment income and actual expense ratios would have been as follows:



                                                EXPENSE RATIOS
            NET INVESTMENT INCOME PER     WITHOUT FEE WAIVERS AND/OR
                 SHARE DECREASES            EXPENSE REIMBURSEMENTS
           2003    2002    2001    2000   2003   2002   2001   2000
--------------------------------------------------------------------
Class A   $0.01   $0.03   $0.02   $0.01   0.72%  0.70%  0.74%  0.75%
--------------------------------------------------------------------



(3) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premium and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002 the ratio of net investment income to average net assets would have been 5.33%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.

Pennsylvania Portfolio                                                        30

             FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                     2004(1)   2003(1)   2002(1)   2001(1)   2000(1)
------------------------------------------------------------------------------------
Net asset value, beginning of year   $ 13.14   $ 12.76   $ 12.86   $ 12.17   $ 13.42
------------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income(2)(3)          0.55      0.59      0.62      0.62      0.60
   Net realized and unrealized
      gain (loss)(3)                   (0.11)     0.40     (0.08)     0.70     (1.24)
------------------------------------------------------------------------------------
Total income (loss) from
   operations                           0.44      0.99      0.54      1.32     (0.64)
------------------------------------------------------------------------------------
Less distributions from:
   Net investment income               (0.56)    (0.60)    (0.63)    (0.63)    (0.59)
   In excess of net investment
      income                           (0.01)    (0.01)    (0.01)       --        --
   Net realized gains                     --        --        --        --     (0.02)
------------------------------------------------------------------------------------
Total distributions                    (0.57)    (0.61)    (0.64)    (0.63)    (0.61)
------------------------------------------------------------------------------------
Net asset value, end of year         $ 13.01   $ 13.14   $ 12.76   $ 12.86   $ 12.17
------------------------------------------------------------------------------------
Total return(4)                         3.37%     7.89%     4.22%    11.15%    (4.78)%
------------------------------------------------------------------------------------
Net assets, end of year (000s)       $33,388   $39,184   $36,108   $29,894   $26,296
------------------------------------------------------------------------------------
Ratios to average net assets:
   Expenses(2)(5)                       1.26%     1.20%     1.03%     1.08%     1.15%
   Net investment income(3)             4.21      4.54      4.80      5.01      4.79
------------------------------------------------------------------------------------
Portfolio turnover rate                   23%       33%       49%       34%       54%
------------------------------------------------------------------------------------


(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager waived all or a part of its fees for the year ended March 31, 2003, 2002, 2001, 2000 and 1999. If such fees were not waived and expenses not reimbursed, the per share decrease to net investment income and actual expense ratios would have been as follows:


                                               EXPENSE RATIOS
           NET INVESTMENT INCOME PER     WITHOUT FEE WAIVERS AND/OR
                SHARE DECREASES            EXPENSE REIMBURSEMENTS
-------------------------------------------------------------------
          2003    2002    2001    2000   2003   2002   2001   2000
-------------------------------------------------------------------
Class B  $0.01   $0.03   $0.02   $0.01   1.25%  1.24%  1.28%  1.26%
-------------------------------------------------------------------



(3) Effective April 1, 2001 the Fund adopted a change in the accounting method which requires the Fund to amortize premium and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of voluntary expense limitations, expense ratios will not exceed 1.30%.

31                                                     Smith Barney Mutual Funds


                   FOR A CLASS C SHARE OF BENEFICIAL INTEREST

                OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31:


                                     2004(1)   2003(1)   2002(1)   2001(1)   2000(1)
------------------------------------------------------------------------------------
Net asset value, beginning of year   $ 13.13   $ 12.75   $ 12.85   $ 12.16    $13.41
------------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income(2)(3)          0.54      0.59      0.62      0.61      0.59
   Net realized and unrealized
      gain (loss)(3)                   (0.11)     0.40     (0.09)     0.70     (1.24)
------------------------------------------------------------------------------------
Total income (loss) from
   operations                           0.43      0.99      0.53      1.31     (0.65)
------------------------------------------------------------------------------------
Less distributions from:
   Net investment income               (0.55)    (0.60)    (0.62)    (0.62)    (0.58)
   In excess of net investment
      income                           (0.01)    (0.01)    (0.01)       --        --
   Net realized gains                     --        --        --        --     (0.02)
------------------------------------------------------------------------------------
Total distributions                    (0.56)    (0.61)    (0.63)    (0.62)    (0.60)
------------------------------------------------------------------------------------
Net assets value, end of year        $ 13.00   $ 13.13   $ 12.75   $ 12.85    $12.16
------------------------------------------------------------------------------------
Total return(4)                         3.32%     7.84%     4.16%    11.08%    (4.83)%
------------------------------------------------------------------------------------
Net assets, end of year (000s)       $13,107   $13,055   $12,472   $10,381    $8,635
------------------------------------------------------------------------------------
Ratios to average net assets:
   Expenses(2)(5)                       1.31%     1.25%     1.08%     1.16%     1.20%
   Net investment income(3)             4.15      4.48      4.77      4.94      4.70
------------------------------------------------------------------------------------
Portfolio turnover rate                   23%       33%       49%       34%       54%
------------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager waived all or a part of its fees for the year ended March 31, 2003, 2002, 2001 and 2000. If such fees were not waived and expenses not reimbursed, the per share decrease to net investment income and actual expense ratios would have been as follows:



                                                EXPENSE RATIOS
            NET INVESTMENT INCOME PER     WITHOUT FEE WAIVERS AND/OR
                 SHARE DECREASES            EXPENSE REIMBURSEMENTS
--------------------------------------------------------------------
           2003    2002    2001    2000   2003   2002   2001   2000
--------------------------------------------------------------------
Class C   $0.01   $0.03   $0.02   $0.01   1.31%  1.28%  1.36%  1.32%
--------------------------------------------------------------------



(3) Effective April 1, 2001 the Fund adopted a change in the accounting method which requires the Fund to amortize premium and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002 the ratio of net investment income to average net assets would have been 4.76%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of voluntary expense limitations, expense ratios will not exceed 1.35%.

Pennsylvania Portfolio                                                        32

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33                                                     Smith Barney Mutual Funds

                      (This page intentionally left blank)

Pennsylvania Portfolio                                                        34

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[LOGO] SMITH BARNEY

PENNSYLVANIA PORTFOLIO

AN INVESTMENT PORTFOLIO OF SMITH BARNEY MUNI FUNDS

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


STATEMENT OF ADDITIONAL INFORMATION The statement of additional information ("SAI") provides more detailed information about the fund and is incorporated by reference into (and is legally a part of) this Prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of Citigroup Global Markets Inc.


(Investment Company Act
file no. 811-04395)
FD0772 7/04

                               CALIFORNIA MONEY
                               MARKET PORTFOLIO

      Class A and Y Shares

      July 29, 2004



      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE


                                  PROSPECTUS

California Money Market Portfolio

  Contents

               Investments, risks and performance...........  2

               More on the fund's investments...............  6

               Management...................................  7

               Choosing a class of shares to buy............  9

               Letter of intent: Class Y shares............. 10

               Deferred sales charges....................... 10

               Buying shares................................ 11

               Exchanging shares............................ 12

               Redeeming shares............................. 13

               Other things to know about share transactions 15

               Dividends, distributions and taxes........... 17

               Share price.................................. 18

               Financial highlights......................... 20



The fund is a series of Smith Barney Muni Funds, a Massachusetts business trust.

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve its value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

                                                      Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective

The fund seeks to provide income exempt from both regular federal income tax and California personal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.


Principal investment strategies

Key investments As a matter of fundamental policy, under normal circumstances, the fund invests at least 80% of its assets in short-term high quality California municipal securities. These include securities issued by the State of California and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax and California personal income tax. All of the securities in which the fund invests are rated in one of the two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.



Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securities of issuers that it believes present minimal credit risk. In selecting individual securities, the manager:


..  Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors
.. May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
..  Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities
.. Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

California Money Market Portfolio

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund could underperform other short-term municipal debt instruments or money market funds if:


..  Interest rates rise, causing the value of the fund's portfolio to decline
..  The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
.. California municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting California municipal issuers
.. Unfavorable legislation affects the tax-exempt status of municipal securities .. The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal and California personal income taxes. The fund may realize capital gains on the sale of its securities or on transactions in derivative instruments. Distributions of the fund's income that is exempt from regular federal income taxation may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local income taxes for investors that reside in states other than California.


Who may want to invest The fund may be an appropriate investment if you:


.. Are a California taxpayer in a high federal tax bracket seeking current income exempt from regular federal income tax and California personal income tax

..  Seeking exposure to short-term municipal securities at a minimum level of additional risk
..  Are looking to allocate a portion of your assets to money market securities

                                                      Smith Barney Mutual Funds

Performance information


The following shows summary performance information for the fund in a bar chart and an Average Annual Total Return table. The information provides an indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for each of the past 10 years and by showing how the fund's average annual total returns compare with the returns of the 90-day Treasury bill. This table assumes redemption of shares at the end of the period and reinvestment of distributions and dividends; additionally the performance for Class A shares reflects the impact of taxes paid on distribution and the redemption of shares at the end of the period. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The table and bar chart show the performance of the fund's Class A shares for each of the past 10 calendar years. Class Y shares have different performance because of different expenses.


                        Total Return for Class A Shares

                                     [CHART]

  94      95      96      97      98      99       00      01      02      03
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 2.30%   3.32%   2.97%   2.98%   2.72%   2.45%   3.02%   2.07%   0.83%   0.47%

                        Calendar years ended December 31



Highest and Lowest Quarter returns:
(for periods shown in the bar chart)

Highest: 0.87% in 2nd quarter 1995; Lowest: 0.08% in 3rd quarter 2003


Year to date: 0.22% through 6/30/04.




                         Average Annual Total Returns

                      for periods ended December 31, 2003



                                                   Since   Inception
                         1 year 5 years 10 years Inception   Date
           Class A       0.47%   1.76%   2.31%     2.52%   05/31/90
           Class Y       0.68%   1.91%    n/a      2.28%   07/19/96
           90-day T-bill 1.03%   3.34%   4.18%      n/a      n/a



7-day yield as of December 31, 2003:


Class A: 0.62%; Class Y: 0.73%.


California Money Market Portfolio

Fee table
This table sets forth the fees and expenses you may pay if you invest in fund shares.

                               Shareholder fees

      (fees paid directly from your investment)           Class A Class Y
      Maximum sales charge (load) imposed
      on purchases (as a % of offering price)              None    None
      Maximum deferred sales charge (load) (as a % of the
      lower of net asset value at purchase or redemption)  None*   None

                        Annual fund operating expenses


(expenses deducted from fund assets)    Class A Class Y
Management fees**                        0.46%   0.46%
Distribution and service (12b-1) fees    0.10%    None
Other expenses                           0.02%   0.02%
                                         -----   -----
Total annual fund operating expenses***  0.58%   0.48%
                                         =====   =====


* Class A Shares acquired through an exchange for shares of another Smith Barney fund that were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.


**"Management fees" are calculated under the new advisory fee schedule that became effective on July 1, 2003.


***Total annual fund operating expenses have been restated to reflect current expenses as if such fees had been in effect for the fiscal year ended March 31, 2004.


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

..  You invest $10,000 in the fund for the periods shown


.. Your investment has a 5% return each year--the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance

.. You reinvest all distributions and dividends without a sales charge .. The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
..  Redemption of your shares at the end of the period

                                                      Smith Barney Mutual Funds

                      Number of years you own your shares


        1 year 3 years 5 years 10 years
Class A  $59    $186    $324     $726
Class Y  $49    $154    $269     $604


  More on the fund's investments


California municipal securities In addition to securities issued by the State of California and certain other California governmental issuers, "California municipal securities" include debt obligations issued by certain non-California governmental issuers such as Puerto Rico, the U.S. Virgin Islands and Guam. The interest on California municipal securities is exempt from regular federal income tax and California personal income taxes. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation bonds and notes, revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.


Structured securities The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or partnership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.


Investments in structured securities raise certain tax, legal, regulatory and accounting issues that may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the fund.


Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of taxable money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

California Money Market Portfolio

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.


  Management


Manager The fund's investment manager (the "manager") is Smith Barney Fund Management LLC an affiliate of Citigroup Global Markets Inc. ("CGM"). The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, the manager does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.



Management fees During the fiscal year ended March 31, 2004, the manager received an advisory fee equal to 0.47% of the fund's average daily net assets.


Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee in Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is de-

                                                      Smith Barney Mutual Funds
termined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.


The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the fund's distributor and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.



Transfer agent and shareholder servicing agent. Citicorp Trust Bank, fsb. ("Citicorp Trust"), a subsidiary of Citigroup, serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent performs certain functions including shareholder record keeping and accounting services.



Recent developments Citigroup has been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust, an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the fund. This notification arises out of a previously disclosed SEC investigation by the SEC and the U.S. Attorney and relates to Citicorp Trust's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.


California Money Market Portfolio

  Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value

You may buy shares from:


.. Certain broker/dealers, financial intermediaries, financial institutions or a distributor's financial consultants (each called a "Service Agent")

..  The fund, but only if you are investing through certain Service Agents


Not all classes of shares are available through all Service Agents. You should contact your Service Agent or consult the SAI for further information.


Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial       Additional
                                           Class A   Class Y   All Classes
      General                              $1,000  $15 million     $50
      Uniform Gifts or Transfers to Minors
      Accounts                              $250   $15 million     $50

                                                      Smith Barney Mutual Funds

  Letter of intent: Class Y shares


You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 minimum initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.


  Deferred sales charges

Class A shares

If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.


The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

..  Shares exchanged for shares of another Smith Barney fund
..  Shares that represent reinvested distributions and dividends
..  Shares that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

California Money Market Portfolio

Deferred sales charge waivers
The deferred sales charge for Class A shares will generally be waived:

..  For involuntary redemptions of small account balances
..  For 12 months following the death or disability of a shareholder


If you want to learn about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.


  Buying shares


          Through a You should contact your Service Agent to open a bro-Service Agent kerage account and make arrangements to buy shares.

                    If you do not provide the following information, your order will be rejected:

                    .Class of shares being bought
                    .Dollar amount or number of shares being bought

                    Your Service Agent may charge an annual account maintenance fee.
   --------------------------------------------------------------------------
   Through the fund Certain investors who are clients of certain Service
                    Agents are eligible to buy shares directly from the fund.

                    .Write the fund at the following address:
                        Smith Barney Muni Funds
                        California Money Market Portfolio
                        (Specify class of shares)
                        c/o PFPC Inc.
                        P.O. Box 9699
                        Providence, RI 02940-9699
                    .Enclose a check to pay for the shares. For initial
                      purchases, complete and send an account
                      application.
                    .For more information, please call Smith Barney
                      Shareholder Services at 1-800-451-2010.

                    For more information, contact your Service Agent or the transfer agent or consult the SAI.


                                                      Smith Barney Mutual Funds

  Exchanging shares


  Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund into which you help meet the are exchanging.
     varying needs of
       both large and .You may exchange shares only for shares of the
      small investors   same class of another Smith Barney fund. Not all
                        Smith Barney funds offer all classes.
                      .Not all Smith Barney funds may be offered in
                        your state of residence. Contact your Service
                        Agent or the transfer agent for further
                        information.
                      .Exchanges of Class A and Class Y shares are sub-
                        ject to minimum investment requirements and all
                        shares are subject to the other requirements of
                        the fund into which exchanges are made.
                      .If you hold share certificates, the sub-transfer
                        agent must receive the certificates endorsed for
                        transfer or with signed stock powers (documents
                        transferring ownership of certificates) before the
                        exchange is effective.
                      .The fund may suspend or terminate your ex-
                        change privilege if you engage in an excessive pat-
                        tern of exchanges.
 -----------------------------------------------------------------------------
        Sales charges Your shares may be subject to an initial sales charge at the time of the exchange. For more information, con-tact your Service Agent or Smith Barney Shareholder Services.

                      Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of another fund's shares subject to a deferred sales charge.
 -----------------------------------------------------------------------------


California Money Market Portfolio

      By telephone If you do not have a brokerage account with a Service
                   Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York
                   Stock Exchange ("NYSE") is open. Call Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).
                   You can make telephone exchanges only between ac-counts that have identical registrations.
      --------------------------------------------------------------------
      By mail If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on the following page.


  Redeeming shares


       Generally Contact your Service Agent to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.


                                                      Smith Barney Mutual Funds

     By mail For accounts held directly at the fund, send written requests to the fund at the following address:

                   Smith Barney Muni Funds
                   California Money Market Portfolio
                   (Specify class of shares)
                   c/o PFPC Inc.
                   P.O. Box 9699
                   Providence, RI 02940-9699

               Your written request must provide the following:

               .The name of the fund and account number
               .The class of shares and the dollar amount or
                 number of shares to be redeemed
               .Signatures of each owner exactly as the account is
                 registered
  ----------------------------------------------------------------------------
  By telephone If you do not have a brokerage account with a Service
               Agent, you may be eligible to redeem shares in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the NYSE is open. Call Smith Barney Shareholder Services at 1-800-
               451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

               Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer
               (ACH) to a bank account designated on your author-ization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on an electronic transfer
               (ACH) or wire.

               For more information, contact your Service Agent or consult the SAI.


California Money Market Portfolio

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

..  Name of the fund
..  Account number
..  Class of shares being bought, exchanged or redeemed
.. Dollar amount or number of shares being bought, exchanged or redeemed .. Signature of each owner exactly as the account is registered


A request to purchase shares becomes effective only when a Service Agent, the transfer agent or the sub-transfer agent receives, or converts the purchase amount into, federal funds.


The fund's sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

..  Are redeeming over $50,000
..  Are sending signed share certificates or stock powers to the sub-transfer agent
..  Instruct the sub-transfer agent to mail the check to an address different from the one on your account
..  Changed your account registration
..  Want the check paid to someone other than the account owner(s)
.. Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

..  Suspend the offering of shares
..  Waive or change minimum and additional investment amounts

                                                      Smith Barney Mutual Funds

..  Reject any purchase or exchange order
..  Change, revoke or suspend the exchange privilege
..  Suspend telephone transactions

.. Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

.. Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.


Small account balances/Mandatory redemptions If at any time the aggregate net asset value of the fund shares in your account is less that $500, the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount a determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.


The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

California Money Market Portfolio

  Dividends, distributions and taxes


Dividends and Distributions The fund intends to declare a dividend of substantially all of its net investment income on each day the NYSE is open. Income dividends are paid monthly. The fund generally makes capital gain distributions of both long-term and short-term capital gain, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from income. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Taxes In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events.


The following table summarizes the tax status to you of certain transactions related to the fund.



Transaction            Federal tax status       California tax status
Redemption or          Usually no gain or loss; Usually no gain or
exchange of shares     loss may result to       loss; loss may result
                       extent of any deferred   to extent of any
                       sales charge             deferred sales charge
Long-term capital gain Long-term capital gain   Long-term capital gain
distributions
Dividends              Excluded from gross      Exempt from
                       income if from           personal income
                       interest on tax-         tax if from interest
                       exempt                   on California
                       securities, otherwise    municipal securities,
                       ordinary income          otherwise ordinary
                                                income



Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Taxable dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term


                                                      Smith Barney Mutual Funds
capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a taxable dividend or a long-term capital gain distribution because it will be taxable to you even though it may actually be a return of a portion of your investment.


The fund anticipates that it will normally not earn or distribute any long-term capital gains.


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal and California personal income taxes. The fund may realize capital gains on the sale of its securities or on transactions in derivative instruments. Distributions of the fund's income that is exempt from regular federal income taxation may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local taxation to investors that reside in states other than California.



After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds.


Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

  Share price


You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.


The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best effort to continue to maintain a constant net asset value of $1.00 per share.

California Money Market Portfolio

Form of Purchase Payment     Purchase is Effective and Dividends Begin
[_]Payment in federal        If received before      At the close of
   funds                     the close of regular    regular trading
                             trading on the          on the NYSE
                             NYSE:                   on that day
[_]Having a sufficient       If received after the   At the close of
   cash balance in your      close of regular        regular trading
   account with a Service    trading on the          on the NYSE
   Agent                     NYSE:                   on the next
                                                     business day
[_]Other forms of
   payment, with
   conversion into, or
   advance of, federal
   funds by a Service        At the close of regular trading on the
   Agent                     NYSE the next business day
[_]Other forms of
   payment received by
   the transfer agent



Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.


                                                      Smith Barney Mutual Funds

  Financial highlights


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request).


  For a Class A share of beneficial interest outstanding throughout each year ended March 31:


                                     2004     2003     2002     2001     2000
-------------------------------------------------------------------------------
Net asset value, beginning of year $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
-------------------------------------------------------------------------------
 Net investment income               0.004    0.008    0.016    0.030    0.025
 Dividends from net investment
  income                            (0.004)  (0.008)  (0.016)  (0.030)  (0.025)
-------------------------------------------------------------------------------
Net asset value, end of year       $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
-------------------------------------------------------------------------------
Total return                          0.44%    0.76%    1.66%    3.03%    2.49%
-------------------------------------------------------------------------------
Net assets, end of year (millions) $ 2,398  $ 2,388  $ 2,618  $ 3,355  $ 3,095
-------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses/(1)/                        0.58%    0.64%    0.63%    0.63%    0.66%
 Net investment income                0.44     0.76     1.67     2.97     2.46
-------------------------------------------------------------------------------



/(1)/ As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80% for Class A shares.


California Money Market Portfolio

  For a Class Y share of beneficial interest outstanding throughout each year ended March 31:


                                    2004    2003    2002    2001    2000
--------------------------------------------------------------------------
Net asset value, beginning of year  $1.00   $1.00   $1.00   $1.00   $1.00
--------------------------------------------------------------------------
 Net investment income              0.006   0.010   0.018   0.031   0.025
 Dividends from net investment
  income                           (0.006) (0.010) (0.018) (0.031) (0.025)
--------------------------------------------------------------------------
Net asset value, end of year        $1.00   $1.00   $1.00   $1.00   $1.00
--------------------------------------------------------------------------
Total return                         0.62%   1.02%   1.78%   3.12%   2.57%
--------------------------------------------------------------------------
Net assets, end of year (millions)    $47      $0*     $0*     $0*     $0*
--------------------------------------------------------------------------
Ratios to average net assets:
 Expenses/(1)/                       0.45%   0.53%   0.54%   0.54%   0.55%
 Net investment income               0.54    0.87    1.72    3.06    2.58
--------------------------------------------------------------------------


/(1)/ As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.70% for Class Y shares.

* Amount represents less than $0.5 million.


                                                      Smith Barney Mutual Funds

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

California Money Market Portfolio

An investment portfolio of Smith Barney Muni Funds


Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information ("SAI") provides more detailed information about the fund and is incorporated by reference into and (is legally a part of) this Prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent or by calling Smith Barney Shareholder Services at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

(Investment Company Act file no. 811-04395)

FD0773 7/04

                                NEW YORK MONEY
                               MARKET PORTFOLIO

      Class A and Y Shares

      July 29, 2004



      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE


                                  PROSPECTUS

New York Money Market Portfolio

  Contents

               Investments, risks and performance...........  2

               More on the fund's investments...............  6

               Management...................................  7

               Choosing a class of shares to buy............  8

               Letter of intent: Class Y shares.............  9

               Deferred sales charges.......................  9

               Buying shares................................ 10

               Exchanging shares............................ 11

               Redeeming shares............................. 13

               Other things to know about share transactions 15

               Dividends, distributions and taxes........... 17

               Share price.................................. 19

               Financial highlights......................... 20

The fund is a series of Smith Barney Muni Funds, a Massachusetts business trust.

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve its value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

                                                      Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective

The fund seeks to provide income exempt from both regular federal income tax and New York State and New York City personal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.


Principal Investment strategies

Key investments As a matter of fundamental policy, under normal circumstances, the fund invests at least 80% of its assets in short-term high quality New York municipal securities. These include securities issued by the State of New York and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax and New York State and New York City personal income tax. All of the securities in which the fund invests are rated in one of the two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.



Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securities of issuers that it believes present minimal credit risk. In selecting individual securities, the manager:


..  Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors
.. May trade between general obligation and revenue bonds, and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
..  Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities
.. Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

New York Money Market Portfolio

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund could underperform other short-term municipal debt instruments or money market funds if:


..  Interest rates rise, causing the value of the fund's portfolio to decline

.. The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

.. New York municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting New York municipal issuers
.. Unfavorable legislation affects the tax-exempt status of municipal securities .. The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal income tax and New York State and New York City personal income taxes. The fund may realize capital gains subject to regular federal income taxes and New York State and New York City personal income taxes on the sale of its securities or on transactions in derivative instruments. Distributions of the fund's income that is exempt from regular federal income taxation may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local income taxes for investors that reside in states other than New York.


Who may want to invest The fund may be an appropriate investment if you:


.. Are a New York taxpayer in a high federal tax bracket seeking current income exempt from regular federal income tax and New York State and New York City personal income taxes

..  Seeking exposure to short-term municipal securities at a minimum level of additional risk
..  Are looking to allocate a portion of your assets to money market securities

                                                      Smith Barney Mutual Funds

Performance Information


The following shows summary performance information for the fund in a bar chart and an Average Annual Total Return table. The information provides an indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for each of the past 10 years and by showing how the fund's average annual total returns compare with the returns of the 90-day Treasury bill. This table assumes redemption of shares at the end of the period and reinvestment of distributions and dividends; additionally the performance for Class A shares reflects the impact of taxes paid on distribution and the redemption of shares at the end of the period. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The table and bar chart show the performance of the fund's Class A shares. Class Y shares have different performance because of different expenses.


                        Total Return for Class A Shares


                                    [CHART]

                        Calendar years ended December 31

1994    1995    1996    1997    1998    1999    2000    2001    2002     2003
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
2.13%   3.25%   2.85%   3.03%   2.84%   2.59%   3.43%   2.15%   0.82%   0.45%



Highest and Lowest Quarter returns:
(for periods shown in the bar chart)

Highest: 0.91% in 4th quarter 2000; Lowest: 0.08% in 3rd quarter 2003; Year to date: 0.20% through 6/30/04.




                         Average Annual Total Returns

                      for periods ended December 31, 2003



                                                   Since   Inception
           Class         1 year 5 years 10 years inception   date
           A              0.45%  1.89%    2.35%    2.29%    9/30/92
           Y               n/a    n/a      n/a     0.05%    12/3/03
           90-day T-bill  1.03%  3.34%    4.18%     n/a       n/a



7-day yield as of December 31, 2003:


Class A: 0.58%. Class Y: 0.70%


New York Money Market Portfolio

Fee table
This table sets forth the fees and expenses you may pay if you invest in fund shares.

                               Shareholder fees

      (fees paid directly from your investment)           Class A Class Y
      Maximum sales charge (load) imposed
      on purchases (as a % of offering price)              None    None
      Maximum deferred sales charge (load) (as a % of the
      lower of net asset value at purchase or redemption)  None*   None

                        Annual fund operating expenses


             (expenses deducted from fund assets)  Class A Class Y
             Management fee                         0.46%   0.46%
             Distribution and service (12b-1) fees  0.10%    None
             Other expenses                         0.04%   0.01%
                                                    -----   -----
             Total annual fund operating expenses   0.60%   0.47%
                                                    =====   =====


* Class A shares acquired through an exchange for shares of another Smith Barney fund that were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.




Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:


..  You invest $10,000 in the fund for the periods shown


.. Your investment has a 5% return each year--the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance

.. You reinvest all distributions and dividends without a sales charge .. The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
..  Redemption of your shares at the end of the period

                      Number of years you own your shares


                            1 year 3 years 5 years 10 years
                    Class A  $61    $192    $335     $750
                    Class Y  $48    $151    $263     $591


                                                      Smith Barney Mutual Funds

  More on the fund's investments


New York municipal securities In addition to debt obligations issued by the State of New York and certain other New York governmental issuers, "New York municipal securities" include debt obligations issued by certain non-New York governmental issuers such as Puerto Rico, the U.S. Virgin Islands and Guam. The interest on New York municipal securities is exempt from regular federal income tax and New York State and New York City personal income taxes. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation bonds and notes, revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.


Structured securities The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or partnership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.


Investments in structured securities raise certain tax, legal, regulatory and accounting issues that may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the fund.


Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.


New York Money Market Portfolio

  Management


Manager The fund's investment manager (the "manager") is Smith Barney Fund Management LLC ("SBFM"), an affiliate of Citigroup Global Markets Inc. ("CGM"). The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, the manager does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.



Management fee During the fiscal year ended March 31, 2004, the manager received an advisory fee equal to 0.46% of the fund's average daily net assets.


Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee in Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.


The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the fund's distributor and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may


                                                      Smith Barney Mutual Funds
create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.



Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb ("Citicorp Trust"), a subsidiary of Citigroup, serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent performs certain functions including shareholder record keeping and accounting services.





Recent developments Citigroup has been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust, an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the fund. This notification arises out of a previously disclosed SEC investigation by the SEC and the U.S. Attorney and relates to Citicorp Trust's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.


  Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value.


New York Money Market Portfolio

You may buy shares from:


.. Certain broker/dealers, financial intermediaries, financial institutions or a distributor's financial consultants (each called a "Service Agent")

..  The fund, but only if you are investing through certain Service Agents


Not all classes of shares are available through all Service Agents. You should contact your Service Agent or consult the SAI for further information.


Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                Initial       Additional
                                          Class A   Class Y   All Classes
      General                             $1,000  $15 million     $50
      Uniform Gifts or Transfers to Minor
      Accounts                             $250   $15 million     $50

  Letter of intent: Class Y shares


You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 minimum initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.


  Deferred sales charges

Class A shares

If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.


The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.


                                                      Smith Barney Mutual Funds

You do not pay a deferred sales charge on:

..  Shares  exchanged for shares of another Smith Barney fund
..  Shares  that represent reinvested distributions and dividends
..  Shares  that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for Class A shares will generally be waived:

..  For  involuntary redemptions of small account balances
..  For  12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.


  Buying shares

    Through a Service You should contact your Service Agent to open a bro-
                Agent kerage account and make arrangements to buy shares.
                      If you do not provide the following information, your order will be rejected:
                      .Class of shares being bought
                      .Dollar amount or number of shares being bought
                      Your Service Agent may charge an annual account maintenance fee.
    -----------------------------------------------------------------------

New York Money Market Portfolio

  Through the fund Certain other investors who are clients of certain Service
                   Agents are eligible to buy shares directly from the fund. .Write the fund at the following address:
                       Smith Barney Muni Funds
                       New York Money Market Portfolio
                       (Specify class of shares)
                       c/o PFPC Inc.
                       P.O. Box 9699
                       Providence, RI 02940-9699
                   .Enclose a check to pay for the shares. For initial pur-
                     chases, complete and send an account application.
                   .For more information, please call Smith Barney
                     Shareholder Services at 1-800-451-2010.
                   For more information, contact your Service Agent or the transfer agent or consult the SAI.


  Exchanging shares


   Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund into which you help meet the are exchanging.
      varying needs of
        both large and .You may exchange shares only for shares of the
       small investors   same class of another Smith Barney fund. Not all
                         Smith Barney funds offer all classes.
                       .Not all Smith Barney funds may be offered in your
                         state of residence. Contact your Service Agent or
                         the transfer agent for further information.
                       .Exchanges of Class A and Class Y shares are sub-
                         ject to minimum investment requirements and all
                         shares are subject to the other requirements of
                         the fund into which exchanges are made.
                       .If you hold share certificates, the sub-transfer
                         agent must receive the certificates endorsed for
                         transfer or with signed stock powers (documents
                         transferring ownership of certificates) before the
                         exchange is effective.
                       .The fund may suspend or terminate your ex-
                         change privilege if you engage in an excessive pat-
                         tern of exchanges.
  ----------------------------------------------------------------------------


                                                      Smith Barney Mutual Funds

     Sales charges Your shares may be subject to an initial sales charge at the time of the exchange. For more information, con-tact your Service Agent or Smith Barney Shareholder Services.

                   Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge.
     ----------------------------------------------------------------------
      By telephone If you do not have a brokerage account with a Service
                   Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York
                   Stock Exchange ("NYSE") is open. Call Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                   You can make telephone exchanges only between ac-
                   counts that have identical registrations.
     ----------------------------------------------------------------------
           By mail If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on the following page.


New York Money Market Portfolio

  Redeeming shares


       Generally Contact your Service Agent to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
       -----------------------------------------------------------------
         By mail For accounts held directly at the fund, send written requests to the fund at the following address:

                     Smith Barney Muni Funds
                     New York Money Market Portfolio
                     (Specify class of shares)
                     c/o PFPC Inc.
                     P.O. Box 9699
                     Providence, RI 02940-9699

                 Your written request must provide the following:

                 .The name of the fund and account number
                 .The class of shares and the dollar amount or
                   number of shares to be redeemed
                 .Signatures of each owner exactly as the account is
                   registered
       -----------------------------------------------------------------


                                                      Smith Barney Mutual Funds

  By telephone If you do not have a brokerage account with a Service
               Agent, you may be eligible to redeem shares in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the NYSE is open. Call Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
               (Eastern time).

               Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer
               (ACH) to a bank account designated on your author-ization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on an electronic transfer
               (ACH) or wire.

               For more information, contact your Service Agent or consult the SAI.



New York Money Market Portfolio

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

..  Name of the fund
..  Account number
..  Class of shares being bought, exchanged or redeemed
.. Dollar amount or number of shares being bought, exchanged or redeemed .. Signature of each owner exactly as the account is registered


A request to purchase shares becomes effective only when a Service Agent, the transfer agent or the sub-transfer agent receives, or converts the purchase amount into, federal funds.


The fund's sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

..  Are redeeming over $50,000
..  Are sending signed share certificates or stock powers to the sub-transfer agent
..  Instruct the sub-transfer agent to mail the check to an address different from the one on your account
..  Changed your account registration
..  Want the check paid to someone other than the account owner(s)
.. Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

..  Suspend the offering of shares
..  Waive or change minimum and additional investment amounts

                                                      Smith Barney Mutual Funds

..  Reject any purchase or exchange order
..  Change, revoke or suspend the exchange privilege
..  Suspend telephone transactions

.. Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

.. Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


Small account balances/Mandatory redemptions If at any time the aggregate net asset value of the fund shares in your account is less that $500, the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount a determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.


The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, contact your Service Agent, or the transfer agent or consult the SAI.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

New York Money Market Portfolio

  Dividends, distributions and taxes


Dividends and Distributions The fund intends to declare a dividend of substantially all of its net investment income on each day the NYSE is open. Income dividends are paid monthly. The fund generally makes distributions of both long-term and short-term capital gain, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from income. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.



Taxes In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the fund.


   Transaction            Federal tax status        New York tax status
   Redemption or          Usually no                Usually no gain or
   exchange               gain or loss; loss        loss; loss may result to
   of shares              may result to             extent of any deferred
                          extent of any             sales charge
                          deferred sales charge
   Long-term capital gain Long-term capital gain    Long-term capital gain
   distributions
   Dividends              Excluded from gross       Exempt from personal
                          income if from interest   income taxes if from
                          on tax-exempt securities, interest on New York
                          otherwise ordinary        municipal securities,
                          income                    otherwise ordinary
                                                    income


Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Taxable dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You


                                                      Smith Barney Mutual Funds
may want to avoid buying shares when the fund is about to declare a taxable dividend or a long-term capital gain distribution because it will be taxable to you even though it may actually be a return of a portion of your investment.


The fund anticipates that it will normally not earn or distribute any long-term capital gains.


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal income tax and New York State and New York City personal income taxes. The fund may realize capital gains on the sale of its securities or on transactions in derivative instruments. Distributions of the fund's income that is exempt from regular federal income taxation may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local taxation to investors that reside in states other than New York.



After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


New York Money Market Portfolio

  Share price


You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.



The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best efforts to continue to maintain a constant net asset value of $1.00.



Form of purchase payment           Purchase is effective and dividends begin
[_]Payment in federal funds        If received before the    At the close of regular
                                   close of regular trading  trading on the NYSE
                                   on the NYSE:              on that day

[_]Having a sufficient cash        If received after the     At the close of regular
   balance in your account with    close of regular trading  trading on the NYSE
   a Service Agent                 on the NYSE:              on the next
                                                             business day

[_]Other forms of payment,
   with conversion into, or
   advance of, federal funds by    At the close of regular trading on the NYSE on the
   a Service Agent                 next business day

[_]Other forms of payment
   received by the transfer
   agent



Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.


                                                      Smith Barney Mutual Funds

  Financial highlights


The financial highlights table is intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request).


  For a Class A share of beneficial interest outstanding throughout each year ended March 31:






Class A Shares                       2004      2003     2002     2001     2000
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Year $  1.00   $  1.00  $  1.00  $  1.00  $  1.00
--------------------------------------------------------------------------------
Income From Operations:
 Net investment income               0.004     0.007    0.017    0.034    0.027
 Net realized gain                   0.000*       --       --       --       --
--------------------------------------------------------------------------------
Total Income From Operations         0.004     0.007    0.017    0.034    0.027
--------------------------------------------------------------------------------
Less Distributions From:
 Net investment income              (0.004)   (0.007)  (0.017)  (0.034)  (0.027)
 Net realized gains                 (0.000)*      --       --       --       --
--------------------------------------------------------------------------------
Total Distributions                 (0.004)   (0.007)  (0.017)  (0.034)  (0.027)
--------------------------------------------------------------------------------
Net Asset Value, End of Year       $  1.00   $  1.00  $  1.00  $  1.00  $  1.00
--------------------------------------------------------------------------------
Total Return                          0.42%     0.74%    1.67%    3.40%    2.76%
--------------------------------------------------------------------------------
Net Assets, End of Year (millions) $ 1,915   $ 1,828  $ 2,044  $ 2,058  $ 1,573
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(1)/                        0.60%     0.64%    0.64%    0.65%    0.67%
Net investment income                 0.41      0.74     1.65     3.32     2.73
--------------------------------------------------------------------------------



/(1)/ As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.


* Amount represents less than $0.001 per share.


New York Money Market Portfolio

  For a Class Y share of beneficial interest outstanding throughout each year ended March 31:





                Class Y Shares                         2004/(1)/
                ------------------------------------------------
                Net Asset Value, Beginning of Period  $  1.00
                ------------------------------------------------
                Income From Operations:
                 Net investment income                  0.002
                 Net realized gain                      0.000*
                ------------------------------------------------
                Total Income From Operations            0.002
                ------------------------------------------------
                Less Distributions From:
                 Net investment income                 (0.002)
                 Net realized gains                    (0.000)*
                ------------------------------------------------
                Total Distributions                    (0.002)
                ------------------------------------------------
                Net Asset Value, End of Period        $  1.00
                ------------------------------------------------
                Total Return                             0.17%++
                ------------------------------------------------
                Net Assets, End of Period (millions)  $    52
                ------------------------------------------------
                Ratios to Average Net Assets:
                 Expenses/(2)/                           0.47%+
                Net investment income                    0.51+
                ------------------------------------------------


/(1)/ For the period December 3, 2003 (inception date) to March 31, 2004.


/(2)/ As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70%.


++ Total return is not annualized, as it may not be representative of the total return for the year.


+ Annualized.


* Amount represents less than $0.001 per share.


                                                      Smith Barney Mutual Funds

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

New York Money Market Portfolio

An investment portfolio of Smith Barney Muni Funds


Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information ("SAI") provides more detailed information about the fund and is incorporated by reference into (and is legally a part of) this Prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http:www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

(Investment Company Act file
no. 811-04395)

FD0774 7/04

                              MASSACHUSETTS MONEY
                               MARKET PORTFOLIO

      Class A and Y Shares

      July 29, 2004



      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE


                                  PROSPECTUS

Massachusetts Money Market Portfolio

  Contents


               Investments, risks and expenses..............  2

               More on the fund's investments...............  6

               Management...................................  7

               Choosing a class of shares to buy............  9

               Letter of intent: Class Y shares.............  9

               Deferred sales charges....................... 10

               Buying shares................................ 11

               Exchanging shares............................ 12

               Redeeming shares............................. 13

               Other things to know about share transactions 15

               Dividends, distributions and taxes........... 17

               Share price.................................. 19

               Financial highlights......................... 20

The fund is a series of Smith Barney Muni Funds, a Massachusetts business trust.


You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve its value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

                                                      Smith Barney Mutual Funds

  Investments, risks and expenses

Investment objective

The fund seeks to provide income exempt from both regular federal income tax and Massachusetts personal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.


Principal investment strategies

Key investments As a matter of fundamental policy, under normal circumstances the fund invests at least 80% of its assets in short-term high quality Massachusetts municipal securities. These include securities issued by the Commonwealth of Massachusetts and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax and Massachusetts personal income tax. All of the securities in which the fund invests are rated in one of the two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.



Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securities of issuers that it believes present minimal credit risk. In selecting individual securities, the manager:


..  Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors
.. May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
..  Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities
.. Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

Massachusetts Money Market Portfolio

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund could underperform other municipal short-term debt instruments or money market funds if:


..  Interest rates rise, causing the value of the fund's portfolio to decline
..  The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
.. Massachusetts municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Massachusetts municipal issuers with greater risk than a geographically diverse fund
.. Unfavorable legislation affects the tax-exempt status of municipal securities .. The manager's judgment about the attractiveness, value, income potential or credit quality of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal and Massachusetts personal income taxes. The fund may realize capital gains on the sale of its securities or on transactions in derivative instruments. Distributions of the fund's income that is exempt from regular federal income taxation may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local income taxes for investors that reside in states other than Massachusetts.


Who may want to invest The fund may be an appropriate investment if you:


.. Are a Massachusetts taxpayer in a high federal tax bracket seeking current income exempt from regular federal income tax and Massachusetts personal income tax

..  Are seeking exposure to short-term municipal securities at a minimum level of additional risk
..  Are looking to allocate a portion of your assets to money market securities

                                                      Smith Barney Mutual Funds

Performance Information


The following shows summary performance information for the fund in a bar chart and an Average Annual Total Return table. The information provides an indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for each of the past 4 years and by showing how the fund's average annual total returns compare with the returns of the 90-day Treasury bill. This table assumes redemption of shares at the end of the period and reinvestment of distributions and dividends; additionally the performance for Class A shares reflects the impact of taxes paid on distribution and the redemption of shares at the end of the period. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The table and bar chart show the performance of the fund's Class A shares for each of the past 4 calendar years. Class Y shares have different performance because of different expenses.


                        Total Return for Class A Shares

[CHART]

2000    2001    2002     2003
-----   -----   -----   ------
3.51%   2.27%   0.89%    0.48%

Calendar years ended December 31



Highest and Lowest Quarter returns:
(for periods shown in the bar chart)

Highest: 0.92% in 4th quarter 2000; Lowest: 0.08% in 3rd quarter 2003; Year to date: 0.20% through 6/30/04.




                         Average Annual Total Returns

                      for periods ended December 31, 2003



                                                   Since   Inception
           Class         1 year 5 years 10 years inception   date
           A              0.48%   n/a     n/a      2.30%    9/14/99
           Y*              n/a    n/a     n/a       n/a
           90-day T-bill  1.03%  3.34%    n/a      4.21%       **


* There were no Class Y shares outstanding for the calendar year ended December 31, 2003.

**Comparison begins on September 14, 1999.


7-day yield as of December 31, 2003:


Class A: 0.60%.


Massachusetts Money Market Portfolio

Fee table
This table sets forth the estimated fees and expenses you may pay if you invest in fund shares.

                               Shareholder fees

           (fees paid directly from your investment) Class A Class Y
           Maximum sales charge (load) imposed
           on purchases (as a % of offering price)    None    None
           Maximum deferred sales charge (load) (as
           a % of the lower of net asset value at
           purchase or redemption)                    None*   None

                        Annual fund operating expenses


            (expenses deducted from fund assets)  Class A Class Y**
            Management fee                         0.48%    0.48%
            Distribution and service (12b-1) fees  0.10%    None
            Other expenses                         0.03%    0.03%
                                                   ----     ----
            Total annual fund operating expenses   0.61%    0.51%
                                                   ====     ====


* Class A shares acquired through an exchange for shares of another Smith Barney fund that were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.




**For Class Y shares, "other expenses" have been estimated for the fiscal year ended March 31, 2004 based on expenses incurred by Class A shares because no Class Y shares were outstanding during the fiscal year ended March 31, 2004.


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:


..  You invest $10,000 in the fund for the periods shown


.. Your investment has a 5% return each year--the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance

.. You reinvest all distributions and dividends without a sales charge .. The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
..  Redemption of your shares at the end of the period

                                                      Smith Barney Mutual Funds

                      Number of years you own your shares


                            1 year 3 years 5 years 10 years
                    Class A  $62    $195    $340     $762
                    Class Y  $52    $164    $285     $640


  More on the fund's investments


Massachusetts municipal securities In addition to securities issued by the Commonwealth of Massachusetts and certain other Massachusetts governmental issuers, "Massachusetts municipal securities" include debt obligations issued by certain non-Massachusetts governmental issuers such as Puerto Rico, the U.S. Virgin Islands and Guam. The interest on Massachusetts municipal securities is exempt from regular federal income tax and Massachusetts personal income taxes. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation bonds and notes, revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.


Structured securities The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or partnership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.


Investments in structured securities raise certain tax, legal, regulatory and accounting issues that may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the fund.


Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of taxable money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Massachusetts Money Market Portfolio

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.


  Management


Manager The fund's investment manager (the "manager") is Smith Barney Fund Management LLC, an affiliate of Citigroup Global Markets Inc. ("CGM"). The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, the manager does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.



Management fees During the fiscal year ended March 31, 2004, the manager received a management fee equal to 0.48% of the fund's average daily net assets.


Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee on Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is

                                                      Smith Barney Mutual Funds
determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.


The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the fund's distributor and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.



Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb ("Citicorp Trust"), a subsidiary of Citigroup, serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent performs certain functions including shareholder record keeping and accounting services.



Recent developments Citigroup has been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust, an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the fund. This notification arises out of a previously disclosed SEC investigation by the SEC and the U.S. Attorney and relates to Citicorp Trust's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.


Massachusetts Money Market Portfolio

  Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value.

You may buy shares from:


.. Certain broker/dealers, financial intermediaries, financial institutions or a distributor's financial consultants (each called a "Service Agent")

..  The fund, but only if you are investing through certain Service Agents


Not all classes of shares are available through all Service Agents. You should contact your Service Agent or consult the SAI for further information.


Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial       Additional
                                           Class A   Class Y   All Classes
      General                              $1,000  $15 million     $50
      Uniform Gifts or Transfers to Minors
      Accounts                              $250   $15 million     $50

  Letter of intent: Class Y shares


You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 minimum initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.


                                                      Smith Barney Mutual Funds

  Deferred sales charges


If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.


The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

..  Shares exchanged for shares of another Smith Barney fund
..  Shares that represent reinvested distributions and dividends
..  Shares that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for Class A shares will generally be waived:

..  For involuntary redemptions of small account balances
..  For 12 months following the death or disability of a shareholder


If you want to learn about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.


Massachusetts Money Market Portfolio

  Buying shares


       Through a You should contact your Service Agent to open a bro-Service Agent kerage account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account
                 maintenance fee.
-------------------------------------------------------------------------------
Through the fund Certain investors who are clients of certain Service
                 Agents are eligible to buy shares directly from the fund.

                 .Write the fund at the following address:
                     Smith Barney Muni Funds
                     Massachusetts Money Market Portfolio
                     (Specify class of shares)
                     c/o PFPC Inc.
                     P.O. Box 9699
                     Providence, RI 02940-9699
                 .Enclose a check to pay for the shares. For initial
                   purchases, complete and send an account
                   application.
                 .For more information, please call Smith Barney
                   Shareholder Services at 1-800-451-2010.

                 For more information, contact your Service Agent or the trans-fer agent or consult the SAI.


                                                      Smith Barney Mutual Funds

  Exchanging shares


  Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund into which you help meet the are exchanging.
     varying needs of
       both large and .You may exchange shares only for shares of the
      small investors   same class of another Smith Barney fund. Not all
                        Smith Barney funds offer all classes.
                      .Not all Smith Barney funds may be offered in
                        your state of residence. Contact your Service
                        Agent or the transfer agent for further
                        information.
                      .Exchanges of Class A and Class Y shares are sub-
                        ject to minimum investment requirements and all
                        shares are subject to the other requirements of
                        the fund into which exchanges are made.
                      .If you hold share certificates, the sub-transfer
                        agent must receive the certificates endorsed for
                        transfer or with signed stock powers (documents
                        transferring ownership of certificates) before the
                        exchange is effective.
                      .The fund may suspend or terminate your ex-
                        change privilege if you engage in an excessive pat-
                        tern of exchanges.
 -----------------------------------------------------------------------------
        Sales charges Your shares may be subject to an initial sales charge at the time of the exchange. For more information, con-tact your Service Agent or Smith Barney Shareholder Services.

                      Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of another fund's shares subject to a deferred sales charge.
 -----------------------------------------------------------------------------


Massachusetts Money Market Portfolio

      By telephone If you do not have a brokerage account with a Service
                   Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange ("NYSE") is open. Call Smith Barney Shareholder Services at 1-800-451-2010 between
                   9:00 a.m. and 4:00 p.m. (Eastern time).

                   You can make telephone exchanges only between ac-
                   counts that have identical registrations.
      --------------------------------------------------------------------
           By mail If you do not have a brokerage account, contact your
                   Service Agent or write to the sub-transfer agent at the address on the following page.


  Redeeming shares


       Generally Contact your Service Agent to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
       -----------------------------------------------------------------


                                                      Smith Barney Mutual Funds

       By mail For accounts held directly at the fund, send written requests to the fund at the following address:

                   Smith Barney Muni Funds
                   Massachusetts Money Market Portfolio
                   (Specify class of shares)
                   c/o PFPC Inc.
                   P.O. Box 9699
                   Providence, RI 02940-9699

               Your written request must provide the following:

               .The name of the fund and account number
               .The class of shares and the dollar amount or
                 number of shares to be redeemed
               .Signatures of each owner exactly as the account is
                 registered
  ----------------------------------------------------------------------------
  By telephone If you do not have a brokerage account with a Service
               Agent, you may be eligible to redeem shares in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the NYSE is open. Call Smith Barney Shareholder Services at 1-800-
               451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

               Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer
               (ACH) to a bank account designated on your author-ization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on an electronic transfer
               (ACH) or wire.

               For more information, contact your Service Agent or consult the SAI.


Massachusetts Money Market Portfolio

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

..  Name of the fund
..  Account number
..  Class of shares being bought, exchanged or redeemed
.. Dollar amount or number of shares being bought, exchanged or redeemed .. Signature of each owner exactly as the account is registered


A request to purchase shares becomes effective only when a Service Agent, the transfer agent or the sub-transfer agent receives, or converts the purchase amount into, federal funds.


The fund's sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

..  Are redeeming over $50,000
..  Are sending signed share certificates or stock powers to the sub-transfer agent
..  Instruct the sub-transfer agent to mail the check to an address different from the one on your account
..  Changed your account registration
..  Want the check paid to someone other than the account owner(s)
.. Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

..  Suspend the offering of shares
..  Waive or change minimum and additional investment amounts

                                                      Smith Barney Mutual Funds

..  Reject any purchase or exchange order
..  Change, revoke or suspend the exchange privilege
..  Suspend telephone transactions

.. Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

.. Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.


Small account balances/Mandatory redemptions If at any time the aggregate net asset value of the fund shares in your account is less that $500, the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount a determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.


The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Massachusetts Money Market Portfolio

  Dividends, distributions and taxes


Dividends and Distributions The fund intends to declare a dividend of substantially all of its net investment income on each day the NYSE is open. Income dividends are paid monthly. The fund generally makes distributions of both long-term and short-term capital gain, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from income. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.



Taxes In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the fund.



Transaction            Federal tax status       Massachusetts tax status
Redemption or          Usually no gain or loss; Usually no gain or loss;
exchange of shares     loss may result to       loss may result to extent
                       extent of any deferred   of any deferred sales
                       sales charge             charge
Long-term capital gain Long-term capital gain   Long-term capital gain
distributions
Dividends              Excluded from gross      Exempt from personal
                       income if from           income tax if from
                       interest on tax-         interest on
                       exempt securities,       Massachusetts
                       otherwise ordinary       municipal securities,
                       income                   otherwise ordinary
                                                income



Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Taxable dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You


                                                      Smith Barney Mutual Funds
may want to avoid buying shares when the fund is about to declare a taxable dividend or a long-term capital gain distribution because it will be taxable to you even though it may actually be a return of a portion of your investment.


The fund anticipates that it will normally not earn or distribute any long-term capital gains.


It is possible that some of the fund's income distributions may be, and distributions of the fund's capital gains generally will be, subject to regular federal and Massachusetts personal income tax. The fund may realize capital gains on the sale of its securities or on transactions in derivative instruments. Some of the fund's income that is exempt from regular federal income taxation may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local taxation to investors that reside in states other than Massachusetts.



After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


Massachusetts Money Market Portfolio

  Share price


You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open.
This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.



The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best effort to continue to maintain a constant net asset value of $1.00 per share.



Form of Purchase Payment              Purchase is Effective and Dividends Begin
[_]Payment in federal funds           If received before the    At the close of regular
                                      close of regular trading  trading on the NYSE on
                                      on the NYSE:              that day

[_]Having a sufficient cash balance   If received after the     At the close of regular
   in your account with a Service     close of regular trading  trading on the NYSE on
   Agent                              on the NYSE:              the next business day

[_]Other forms of payment, with
   conversion into, or advance of,    At the close of regular trading on the NYSE on the
   federal funds by a Service         next business day
   Agent

[_]Other forms of payment
   received by the transfer agent



Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.


                                                      Smith Barney Mutual Funds

  Financial highlights


The financial highlights table is intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is presented for Class Y shares because no shares were outstanding during the fiscal year.



  For a Class A share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:



                                     2004     2003     2002     2001    2000(1)
---------------------------------------------------------------------------------
Net asset value, beginning of year $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
---------------------------------------------------------------------------------
 Net investment income(2)            0.004    0.008    0.018    0.034    0.016
 Dividends from net investment
  income                            (0.004)  (0.008)  (0.018)  (0.034)  (0.016)
---------------------------------------------------------------------------------
Net asset value, end of year       $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
---------------------------------------------------------------------------------
Total return/(3)/                     0.44%    0.78%    1.81%    3.46%    1.66%++
---------------------------------------------------------------------------------
Net assets, end of year (millions) $   223  $   254  $   300  $   336  $   260
---------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses(3)(4)                       0.61%    0.65%    0.65%    0.65%    0.65%+
 Net investment income                0.43     0.78     1.80     3.36     3.05+
---------------------------------------------------------------------------------


/(1)/ For the period from September 14, 1999 (commencement of operations) to March 31, 2000.

/(2)/ The manager waived a portion of its fees for the years ended March 31, 2002, March 31, 2001 and the period ended March 31, 2000. If such fees were not waived, the per share decrease to net investment income and the actual expense ratio would have been as follows:



                     Per Share Decreases to   Expense Ratios
                     Net Investment Income  Without Fee Waivers
                2002         $0.000*               0.66%
                2001          0.000*               0.66
                2000          0.001                0.76+
                -----------------------------------------------





/(3)/ Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


/(4)/ As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.


* Amount represents less than $0.001 per share.


++ Total return is not annualized, as it may not be representative of the total return for the year.


+ Annualized.


Massachusetts Money Market Portfolio

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Massachusetts Money Market Portfolio

An investment portfolio of Smith Barney Muni Funds


Shareholder reports Annual and semi-annual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information ("SAI") provides more detailed information about the fund and is incorporated by reference into (and is legally a part of) this Prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent or by calling Smith Barney Shareholder Services at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

(Investment Company Act file
no. 811-04395)

FD01673 7/04

                                 July 29, 2004


                      STATEMENT OF ADDITIONAL INFORMATION

                            SMITH BARNEY MUNI FUNDS
                               125 Broad Street
                              New York, NY 10004
                                (800) 451-2010


   This Statement of Additional Information (the "SAI") is not a prospectus and is meant to be read in conjunction with each prospectus of the Smith Barney Muni Funds (the "Trust") dated July 29, 2004, each as amended or supplemented from time to time, and is incorporated by reference in its entirety into each prospectus. Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders, which are incorporated herein by reference. Each fund's prospectus may be obtained free of charge by contacting a Smith Barney Financial Consultant, a PFS Investments Inc. ("PFSI") Registered Representative, a broker/dealer, financial intermediary or a financial institution (each called a "Service Agent") or by writing or calling Citigroup Global Markets Inc. ("CGM") at the address or telephone number set forth above. Shares of Smith Barney Muni Funds are offered currently with a choice of nine portfolios: the National Portfolio, the Limited Term Portfolio, the Florida Portfolio, the Georgia Portfolio, the New York Portfolio, the Pennsylvania Portfolio, the California Money Market Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio (collectively referred to as "funds" and individually as a "fund").


                               TABLE OF CONTENTS


                                                                                                         Page
                                                                                                         ----
Investment Objective and Management Policies............................................................   2
Trustees and Executive Officers of the Trust............................................................  14
Distribution............................................................................................  22
Purchase of Shares......................................................................................  27
PFS Accounts............................................................................................  32
Redemption of Shares....................................................................................  33
Valuation of Shares.....................................................................................  34
Exchange Privilege......................................................................................  36
The Funds...............................................................................................  38
Voting Rights...........................................................................................  39
Taxes...................................................................................................  40
Additional Information..................................................................................  46
Financial Statements....................................................................................  47
Other Information.......................................................................................  48

Appendix A--Ratings Definitions......................................................................... A-1
Appendix B--Special Considerations Relating to California Municipal Obligations......................... B-1
Appendix C--Special Considerations Relating to Florida Municipal Obligations............................ C-1
Appendix D--Special Considerations Relating to Georgia Municipal Obligations............................ D-1
Appendix E--Special Considerations Relating to New York Municipal Obligations........................... E-1
Appendix F--Special Considerations Relating to Pennsylvania Municipal Obligations....................... F-1
Appendix G--Special Considerations Relating to Massachusetts Municipal Obligations...................... G-1
Appendix H--Special Considerations Relating to Municipal Obligations of the U.S. Virgin Islands and Guam H-1
Appendix I--Special Considerations Relating to Municipal Obligations of Puerto Rico..................... I-1
Appendix J--Proxy Voting Guidelines & Procedures Summary................................................ J-1

                 INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

   Each prospectus discusses a specific fund's investment objective and policies. The following discussion supplements the description of each fund's investment policies in its prospectus. Smith Barney Fund Management LLC ("SBFM" or the "Manager") serves as investment manager and administrator to each fund.

   National Portfolio. The National Portfolio seeks as high a level of income exempt from regular federal income taxes as is consistent with prudent investing. The National Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its assets and the fund will invest not less than 80% of its assets (net assets plus any borrowings for investment purposes) in municipal obligations the interest on which is exempt from regular federal income taxes (but which may nevertheless be subject to the federal alternative minimum tax ("AMT")). The fund may also invest up to 20% of its assets in taxable fixed income securities issued or guaranteed by the full faith and credit of the United States.

   Limited Term Portfolio seeks as high a level of income exempt from regular federal income taxes as is consistent with prudent investing. The Limited Term Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its assets--and the fund will invest not less than 80% of its assets (net assets plus any borrowings for investment purposes)--in municipal obligations the interest on which is exempt from regular federal income taxes (but which may nevertheless be subject to the AMT). The fund normally invests in securities that have remaining maturities of 20 years or less and maintains an average effective maturity of between three and 10 years. The fund may invest up to 20% of its assets in taxable fixed income securities issued or guaranteed by the full faith and credit of the United States.

   Florida Portfolio seeks to pay its shareholders as high a level of income exempt from regular federal income taxes as is consistent with prudent investing, and generally selects investments that will enable its shares to be exempt from the Florida intangibles tax. The Florida Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its assets and will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal obligations the interest on which is exempt from regular federal income taxes (but which may nevertheless be subject to the AMT) and from the Florida intangibles tax in the opinion of bond counsel for the various issuers. The fund may invest up to 20% of its assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

   Georgia Portfolio seeks to provide as high a level of income exempt from regular federal income taxes and from Georgia personal income taxes as is consistent with prudent investing. The Georgia Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its assets and at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal obligations the interest on which is exempt from regular federal income taxes (but which may nevertheless be subject to the AMT) and from personal income taxes of the state of Georgia in the opinion of bond counsel for the various issuers. The fund may invest up to 20% of its assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

   New York Portfolio seeks to provide as high a level of income exempt from regular federal income taxes and from New York State and New York City personal income taxes as is consistent with prudent investing. The New York Portfolio has a fundamental policy that, under normal market conditions, the fund will seek to invest 100% of its assets and invest not less than 80% of its assets (net assets plus any borrowings for investment purposes) in municipal obligations the interest on which is exempt from regular federal income taxes (but which may nevertheless be subject to the AMT) and from personal income taxes of New York State and New York City in the opinion of bond counsel for the various issuers. The fund may invest up to 20% of its total assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

   Pennsylvania Portfolio seeks to pay its shareholders as high a level of income exempt from both regular federal income taxes and Pennsylvania personal income taxes as is consistent with prudent investing. The Pennsylvania Portfolio has a fundamental policy that, under normal market conditions, the fund will seek to invest 100% of its assets and invest not less than 80% of its assets (net assets plus any borrowings for investment purposes) in municipal obligations the interest on which is exempt from regular federal income taxes (but which may nevertheless be subject to the AMT) and from personal income taxes of the Commonwealth of Pennsylvania in the opinion of bond counsel for the various issuers. The fund may invest up to 20% of its assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

   California Money Market Portfolio seeks to provide income exempt from regular federal income taxes and from California personal income taxes from a fund of high quality short-term municipal obligations selected for liquidity and stability. The California Money Market Portfolio has a fundamental policy that, under normal market conditions, at least 80% of its assets (net assets plus any borrowings for investment purposes) will be invested in securities that produce income that is exempt from regular federal income taxes (but which may nevertheless be subject to the AMT) and from personal income taxes of the state of California in the opinion of bond counsel for the various issuers.

   New York Money Market Portfolio seeks to provide its shareholders with income exempt from both regular federal income taxes and New York State and New York City personal income taxes from a fund of high quality short-term New York municipal obligations selected for liquidity and stability. The New York Money Market Portfolio has a fundamental policy that, under normal market conditions, at least 80% of its assets (net assets plus any borrowings for investment purposes) will be invested in securities that produce income that is exempt from regular federal income taxes (but which may nevertheless be subject to the AMT) and from personal income taxes of New York State and New York City in the opinion of bond counsel for the various issuers.

   Massachusetts Money Market Portfolio seeks to provide income exempt from regular federal income taxes and from Massachusetts personal income taxes from a portfolio of high quality short-term municipal obligations selected for liquidity and stability. The Massachusetts Money Market Portfolio has a fundamental policy that, under normal market conditions, at least 80% of its assets (net assets plus any borrowings for investment purposes) will be invested in securities that produce income that is exempt from regular federal income taxes (but which may nevertheless be subject to the AMT) and from personal income taxes of the Commonwealth of Massachusetts in the opinion of bond counsel for the various issuers.

Investments and Investment Policies

   Municipal Obligations. In general, municipal obligations are debt obligations (bonds or notes) issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest on which is exempt from regular federal income taxes in the opinion of bond counsel to the issuer. Municipal obligations are issued to obtain funds for various public purposes, many of which may enhance the quality of life, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations. In addition, the term "municipal obligations" includes certain types of industrial development bonds ("IDBs") issued by public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal.

   The two principal classifications of municipal obligations are "general obligation" and "revenue." General obligations are secured by a municipal issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Currently, the majority of each fund's municipal obligations are revenue bonds.

   For purposes of diversification and concentration under the Investment Company Act of 1940, as amended (the "1940 Act"), the identification of the issuer of municipal obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an IDB or a pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Similar criteria apply for purposes of the diversification requirements relating to the funds qualification as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

   The yields on municipal obligations are dependent on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Nationally Recognized Statistical Ratings Organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") and the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") represent their opinions as to the quality of the municipal obligations that they undertake to rate. It should be emphasized, however, that such ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal obligations of the same maturity and coupon with different ratings may have the same yield.

   Each fund may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher dealer discounts or other selling expenses than does the sale of securities that are not subject to restrictions on resale. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

   Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the manager believes to be a temporary disparity in the normal yield relationship between the two securities. The funds believe that, in general, the secondary market for tax-exempt securities in each of the funds' portfolios may be less liquid than that for taxable fixed-income securities. Accordingly, the ability of a fund to make purchases and sales of securities in the foregoing manner may be limited. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, but instead due to such factors as changes in the overall demand for or supply of various types of tax-exempt securities or changes in the investment objectives of investors.

   Municipal obligations also are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of and interest on its or their municipal obligations may be materially affected.

   From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. If one of these proposals were enacted, the availability of tax-exempt obligations for investment by the funds and the value of a fund's investments would be affected. The fund's Board of Trustees would then reevaluate the fund's investment objective and policies.


   Ratings. Municipal bonds purchased by the funds (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) must, at the time of purchase, be investment-grade municipal bonds, and at least two-thirds of a fund's municipal bonds must be rated within the three highest ratings categories by a NRSRO. Investment-grade bonds are rated within the four highest categories by an NRSRO, such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P or, if unrated, determined to be of comparable quality by the manager; pre-refunded bonds escrowed by U.S. Treasury obligations are considered AAA/Aaa rated (the highest rating) even though the issuer does not obtain a new rating. Up to one-third of assets of a fund may be invested in municipal bonds rated in the fourth highest category (this grade, while regarded as having an adequate capacity to pay interest and repay principal, is considered by Moody's to be of medium quality and have speculative characteristics) or in unrated municipal bonds if, based upon credit analysis by the manager, it is believed that such securities are at least of comparable quality to those securities in which the fund may invest. In determining the suitability of an investment in an unrated municipal bond, the manager will take into consideration debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other general conditions as may be relevant, including comparability to other issues. After a fund purchases a municipal bond, the issue may cease to be rated or its rating may be reduced below the minimum required for purchase. Such an event would not require the elimination of the issue from the fund but the manager will consider such an event in determining whether the fund should continue to hold the security.


   Each fund's short-term municipal obligations (except those of California Money Market, New York Money Market and Massachusetts Money Market Portfolios) will be limited to high-grade obligations (obligations that are secured by the full faith and credit of the United States or are rated MIG 1 or MIG 2, VMIG 1 or VMIG 2 or Prime-1 or Aa or better by Moody's or SP-1+, SP-1, SP-2, or A-1 or AA or better by S&P or have a rating within comparable categories by any other NRSRO, or obligations that are unrated but determined by the manager to be comparable).

   Short-Term Instruments. Among the types of short-term instruments in which each fund may invest are floating- or variable-rate demand instruments, tax-exempt commercial paper (generally having a maturity of less than nine months), and other types of notes generally having maturities of less than three years, such as Tax Anticipation Notes, Revenue Anticipation Notes, Tax and Revenue Anticipation Notes and Bond Anticipation Notes. Demand instruments usually have an indicated maturity of more than one year, but contain a demand feature that enables the holder to redeem the investment on no more than 30 days' notice; variable-rate demand instruments provide for automatic establishment of a new interest rate on set dates; floating-rate demand instruments provide for automatic adjustment of their interest rates whenever some other specified interest rate changes (e.g., the prime rate). Each fund may purchase participation interests in variable-rate tax-exempt securities (such as Industrial Development Bonds) owned by banks. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager has determined meets the prescribed quality standards for the fund. Participation interests will be purchased only if management believes interest income on such interests will be tax-exempt when distributed as dividends to shareholders.

   Investments in participation interests in variable-rate tax-exempt securities (such as IDBs) purchased from banks give the purchaser an undivided interest in the tax-exempt security in the proportion that the fund participation interest bears to the total principal amount of the tax-exempt security with a demand repurchase feature. Participation interests are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager, under the supervision of the Trustees, has determined meets the prescribed quality standards for the fund. A fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand on seven days' notice or less, for all or any part of the fund's participation interest in the tax-exempt security, plus accrued interest. Each fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the tax-exempt security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment fund. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the tax- exempt securities over the negotiated yield at which the instruments were purchased by a fund. The manager will monitor the pricing, quality and liquidity of the variable-rate demand instruments held by each fund, including the IDBs supported by bank letters of credit or guarantees, on the basis of published financial information, reports of rating agencies and other bank analytical services to which the manager may subscribe.

   Limited Term Portfolio. The Limited Term Portfolio tries to reduce the volatility of its share prices by seeking to maintain an average effective portfolio maturity of between 3 and 10 years. It measures the "average" maturity of all of its securities on a "dollar-weighted" basis, meaning that larger securities holdings have a greater effect on overall portfolio maturity than smaller holdings.

   The "effective" maturity of a security is not always the same as the stated maturity date. A number of factors may cause the "effective" maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter (for pricing and trading purposes) than its stated maturity if its coupon interest rate or rate of accretion of discount is higher than current market interest rates or when the bond is callable (i.e., the issuer can pay off the bond prior to its stated maturity), in addition to other factors such as mandatory put provisions and scheduled sinking fund payments. When interest rates change, securities that have an effective maturity that is shorter than their stated maturity tend to behave like securities having those shorter maturity dates.


   Money Market Instruments. The California Money Market Portfolio, New York Money Market Portfolio and Massachusetts Money Market Portfolio each operate as a money market fund and utilize certain investment policies so that, to the extent reasonably possible, its price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. For example, none of these funds will purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 397 days, or maintain a dollar-weighted average portfolio maturity in excess of 90 days.


   The California Money Market, New York Money Market and Massachusetts Money Market Portfolios' investments are limited to United States dollar-denominated instruments that, at the time of acquisition (including any related credit enhancement features, have received a rating in one of the two highest categories for short-term debt obligations from the "Requisite NRSROs," securities of issuers that have received such a rating with respect to other comparable securities, and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such rating at the time that the fund acquires the security. The NRSROs currently designated as such by the Securities and Exchange Commission ("SEC") are S&P, Moody's, Fitch Inc. ("Fitch") and Dominion Bond Rating Service Ltd.

   The California Money Market, New York Money Market and Massachusetts Money Market Portfolios may each invest up to 20% of the value of its assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the fund holds an interest in one or more underlying bonds, coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds," which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products," in which the trust or partnership swaps the payments due on an underlying bond with a swap counterpart, who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships," which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

   Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a fund. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the fund receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to take a contrary position, there is a risk that the interest paid on such derivative products would be deemed taxable.

   The funds intend to limit the risk of derivative products by purchasing only those derivative products that are consistent with the funds' investment objective and policies. The funds will not use such instruments to leverage their portfolios. Hence, derivative products' contributions to the overall market risk characteristics of a fund will not materially alter its risk profile and will be fully representative of the fund's maturity guidelines.

   Stand-By Commitments. The California Money Market, New York Money Market and Massachusetts Money Market Portfolios may acquire "stand-by commitments" with respect to municipal obligations held in their portfolios. Under a stand-by commitment a dealer agrees to purchase, at the fund's option, specified municipal obligations at a specified price. The funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the opinion of the manager, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the manager will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. Because a fund invests in securities backed by banks and other financial institutions a change in the credit quality of these institutions could cause losses to the fund and affect its share price. The funds will acquire stand-by commitments solely to facilitate fund liquidity and do not intend to exercise their rights thereunder for trading purposes.


   Other Factors to be Considered. The California Money Market, New York Money Market and Massachusetts Money Market Portfolios anticipate being as fully invested as practicable in tax-exempt securities. The funds may invest in taxable investments due to market conditions or pending investment of proceeds from sales of shares or proceeds from the sale of fund securities or in anticipation of redemptions. However, the funds generally expect to invest the proceeds received from the sale of shares in municipal obligations as soon as reasonably possible, which is generally within one day. At no time will more than 20% of the funds' net assets be invested in taxable investments, except when the manager has determined that market conditions warrant a fund's adopting a temporary defensive investment posture. To the extent a fund's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the fund's investment objective.


   Municipal Bond Index Futures Contracts. The funds (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) may each invest in municipal bond futures contracts (currently traded on the Chicago Board of Trade). Municipal bond futures contracts are listed contracts based on U.S. government securities and are used by each fund as a hedging policy in pursuit of its investment objective, provided that immediately thereafter not more than 33 1/3% of the fund's net assets would be hedged or the amount of margin deposits on the fund's existing futures contracts would exceed 5% of the value of its total assets. A municipal bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specific dollar amount multiplied by the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying municipal bonds in the index is made. Municipal bond index futures contracts based on an index of 250 tax-exempt, long-term municipal bonds with an original issue size of at least $50 million and a rating of A- or higher by S&P or A or higher by Moody's began trading in mid-1985. The purpose of the acquisition or sale of a municipal bond index futures contract by the fund, as the holder of long-term municipal securities, is to protect a fund from fluctuations in interest rates on tax-exempt securities without actually buying or selling long-term municipal securities.

   There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a fund is subject to the manager's ability to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques, which may be different from those involved in the management of a long-term municipal bond fund. In addition, there can be no assurance that there will be a correlation between movements in the price of the municipal bond index and movements in the price of the municipal obligations that are the subject of the hedge. The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and municipal securities, technical influences on futures trading, and differences between the municipal securities being hedged and the municipal securities underlying the futures contracts, in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision of whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

   Although the funds intend to purchase or sell futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the fund being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of municipal obligations will, in fact, correlate with the price movements in the municipal bond index futures contract and thus provide an offset to losses on a futures contract.

   If a fund has hedged against the possibility of an increase in interest rates adversely affecting the value of the municipal bonds held in its portfolio and rates decrease instead, the fund will lose part or all of the benefit of the increased value of the municipal bonds it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices, which reflect the decline in interest rates. The fund may have to sell securities at a time when it may be disadvantageous to do so.

   When a fund purchases municipal bond index futures contracts, an amount of cash and/or U.S. government securities or other high grade debt securities equal to the market value of the futures contracts will be deposited in a segregated account with the fund's custodian or are designated on the fund's records to collateralize the positions and thereby insure that the use of such futures contracts is not leveraged. In addition, the ability of a fund to trade in municipal bond index futures contracts and options on interest rate futures contracts may be materially limited by the requirements of the Code applicable to a regulated investment company. See "Taxes."

   Interest Rate Futures Contracts. A fund may purchase and sell interest rate futures contracts as a hedge against changes in interest rates. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Interest rate futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are interest rate futures contracts based on securities such as long-term Treasury bonds, Treasury notes, Government National Mortgage Association ("GNMA") certificates and three-month Treasury bills.

   Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into an interest rate futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the interest rate futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. government securities and SBFM anticipates a rise in long-term interest rates, the fund could, in lieu of disposing of its portfolio securities, enter into interest rate futures contracts for the sale of similar long-term securities. If interest rates increased and the value of the fund's securities declined, the value of the fund's interest rate futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have declined. Similarly, entering into interest rate futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if SBFM expects long-term interest rates to decline, the fund might enter into interest rate futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities that it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

   Municipal Leases. Each fund (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) may invest without limit in "municipal leases," which generally are participations in intermediate- and short-term debt obligations issued by municipalities consisting of leases or installment purchase contracts for property or equipment. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of a fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obligations, the manager will consider such factors as it deems appropriate, which may include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and
(g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services rather than those covered by the lease obligation.

   Private Activity Bonds. Each fund may invest without limits in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent that a fund's dividends are derived from interest on those bonds. Dividends derived from interest income on tax-exempt municipal obligations are a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum tax.

   Zero Coupon or Deferred Interest Securities. Each fund (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) may invest in zero coupon or deferred interest bonds. Zero coupon or deferred interest securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or to a specified cash payment date when the securities begin paying current interest (the "cash payment date") and, therefore, are issued and traded at a discount from their face amounts or par values. The discount varies depending on the time remaining until maturity or the cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon or deferred interest securities generally are more volatile than the market prices of other debt securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do debt securities having similar maturities and credit quality that pay interest periodically. The credit risk factors pertaining to low-rated securities also apply to low-rated zero coupon or deferred interest bonds. Such zero coupon or deferred interest bonds carry an additional risk if that, unlike bonds which pay interest throughout the period prior to maturity, a fund will not receive cash payments until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the fund may obtain no return at all on its investment.

   Federal income tax laws require the holder of a zero coupon or deferred interest security to accrue income with respect to that security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, a fund may be required to distribute income accrued, but not actually received, with respect to zero coupon or deferred interest securities. The Fund may have to dispose of securities under disadvantageous circumstances in order to generate sufficient cash to satisfy these distribution requirements.

   When-Issued Securities. Each fund may purchase municipal bonds on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the municipal bonds purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although a fund will purchase municipal bonds on a when-issued basis only with the intention of actually acquiring the securities, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

   Municipal bonds are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, municipal bonds tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing municipal bonds on a when-issued basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To account for this risk, a separate account of a fund consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established at the fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so the value of the account will equal the amount of such commitments by the fund. Placing securities rather than cash in the segregated account may have a leveraging effect on the fund's net assets. That is, to the extent the fund remains substantially fully invested in securities at the same time it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it had set aside cash to satisfy its purchase commitments. Upon the settlement date of the when-issued securities, the fund will meet its obligations from then-available cash flow, sale of securities held in the segregated account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from federal income taxes or individual state personal income tax.

   When a fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

   Short-Term Trading. Fund transactions will be undertaken principally to accomplish each fund's objective in relation to anticipated movements in the general level of interest rates, but each fund may also engage in short-term trading consistent with its objective.

   Short-Term Borrowing. Each fund may borrow on a short-term basis in an amount of up to 5% of its total assets in order to facilitate the settlement of fund securities transactions.

   Diversified Status. The Florida Portfolio, Georgia Portfolio, New York Portfolio and Pennsylvania Portfolio and the Massachusetts Money Market, New York Money Market and California Money Market Portfolios are each registered as a non-diversified investment company under the 1940 Act, which means that the fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. However, the California, New York and Massachusetts Money Market Portfolios intend to comply with the diversification requirements under Rule 2a-7 of the 1940 Act which limit a fund's ability to invest in the obligations of a single issuer. Each fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which will relieve each fund of any liability for federal income tax and California and New York state franchise tax to the extent its earnings are distributed to shareholders. To so qualify, among other requirements, each fund will limit its investments so that, at the close of each quarter of the taxable year, (a) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer. A fund's assumption of large positions in the obligations of a small number of issuers may cause a fund's share price to fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

   Illiquid Securities. Each fund (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) will not invest more than 15% of the value of its net assets in illiquid securities, including those for which there is no established market. Each of the New York Money Market, California Money Market and Massachusetts Money Market Portfolios will not invest more than 10% of the value of its total assets in illiquid securities, which may include certain derivative products and will include any repurchase transactions that do not mature within seven days.

                            PORTFOLIO TRANSACTIONS


   Newly issued securities normally are purchased directly from the issuer or from an underwriter acting as principal. Other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained; those dealers may be acting as either agents or principals. The purchase price paid by the fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally are executed at a price between the bid and asked prices. For the 2001, 2002 and 2003 fiscal years, the fund paid no brokerage commissions and had no trades directed for research during the fiscal year ended 2003.


   Allocation of transactions, including their frequency, to various dealers is determined by the manager in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary considerations are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the manager may receive orders for portfolio transactions by the fund. Information so received is in addition to, and not in lieu of, services required to be performed by the manager, and the fees of the manager are not reduced as a consequence of its use of such supplemental information. Such information may be useful to the manager in serving both the fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the manager in carrying out its obligations to the fund.

   The fund will not purchase Tax-Exempt Obligations during the existence of any underwriting or selling group relating thereto of which CGM is a member, except to the extent permitted by the Securities and Exchange Commission ("SEC"). Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but which are not subject to such limitation. The fund also may execute portfolio transactions through CGM and its affiliates in accordance with rules promulgated by the SEC.

   While investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the type the fund may make also may be made by those other accounts. When the fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund.


   The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the fund from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.



   There were no holdings of the securities of the Registrant's/Series' regular broker/dealers or of their parents that derive more than 15% of gross revenues from securities related activities as of March 31, 2004.


   Portfolio Turnover. Each fund's portfolio turnover rate (the lesser of purchases or sales of fund securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of fund securities) generally is not expected to exceed 100%, but the fund turnover rate will not be a limiting factor whenever the fund deems it desirable to sell or purchase securities. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities.

   Special Considerations Relating to California Municipal Securities. See Appendix B for a discussion of the considerations relating to California Municipal Securities.

   Special Considerations Relating to Florida Municipal Securities. See Appendix C for a discussion of the considerations relating to Florida Municipal Securities.

   Special Considerations Relating to Georgia Municipal Securities. See Appendix D for a discussion of the considerations relating to Georgia Municipal Securities.

   Special Considerations Relating to New York Municipal Securities. See Appendix E for a discussion of the considerations relating to New York Municipal Securities.

   Special Considerations Relating to Pennsylvania Municipal Securities. See Appendix F for a discussion of the considerations relating to Pennsylvania Municipal Securities.

   Special Considerations Relating to Massachusetts Municipal Securities. See Appendix G for a discussion of the considerations relating to Massachusetts Municipal Securities.

   Special Considerations Relating to U.S. Virgin Islands and Guam Municipal Securities. See Appendix H for a discussion of the considerations relating to U.S. Virgin Islands and Guam Municipal Securities.

   Special Considerations Relating to Puerto Rico Municipal Securities. See Appendix I for a discussion of the considerations relating to Puerto Rico Municipal Securities.

Investment Restrictions

   Each of the funds is subject to certain restrictions and policies that are "fundamental," which means that they may not be changed without a "vote of a majority of the outstanding voting securities" of such fund, as defined under the 1940 Act (see "Voting Rights"). The funds are subject to other restrictions and policies that are "non-fundamental" and that may be changed by the fund's Board of Trustees without shareholder approval, subject to any applicable disclosure requirements.

   Fundamental Policies--All funds. Without the approval of a majority of its outstanding voting securities, no fund may:

   1. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

   2. Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

   3. Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

   4. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its securities, to the fullest extent permitted under the 1940 Act.

   5. Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, ("the 1933 Act") in disposing of fund securities.

   6. Purchase or sell real estate, real estate mortgages, real estate investment trust securities, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein;
(b) holding or selling real estate received in connection with securities it holds or held; or (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies).

   Additional Fundamental Policies. Without the approval of a majority of its outstanding voting securities, neither the National Portfolio nor the Limited Term Portfolio may:

   1. Invest in a manner that would cause the fund to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

   Nonfundamental Policies.  As a nonfundamental policy, no fund may:

   1. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of fund securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

   2. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

   3. Write or purchase put, call, straddle or spread options.

   4. Invest more than 5% of its assets in unseasoned issuers with less than three years of continuous operations (including that of predecessors).

   5. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that each fund may invest in the securities of issuers which operate, invest in, or sponsor such programs.

   Additional Nonfundamental Policies.  As a nonfundamental policy,

   1. Neither the National Portfolio nor the New York Portfolio may invest in securities of another investment company except as permitted by Section 12(d)(1) of the 1940 Act or as part of a merger, consolidation, or acquisition.

   All of the foregoing restrictions stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.

                 TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

   Overall responsibility for management and supervision of the fund rests with the fund's board of trustees. The trustees approve all significant agreements between the funds and the companies that furnish services to the funds, including agreements with the Trust's distributor, investment adviser, custodian and transfer agent. The day-to-day operations of the funds are delegated to the manager.

   The names of the trustees of the Trust and executive officers of the funds, together with information as to their principal business occupations during the past five years, are set forth below. The executive officers of the funds are employees of organizations that provide services to the funds.

                                                                             Number of
                                                                             Investment
                                        Term of                              Companies
                                      Office* and                             in Fund       Other
                          Position(s)  Length of                              Complex   Directorships
                           Held with     Time      Principal Occupation(s)    Overseen     Held by
 Name, Address, and Age      Fund       Served       During Past 5 Years     by Trustee    Trustee
 ----------------------   ----------- ----------- -------------------------- ---------- -------------
INDEPENDENT TRUSTEES
Lee Abraham..............   Trustee      Since    Retired; Former Director       27     None
  13732 LaHavre                           1999    of Signet Group PLC
  Drive Frenchman's                               (specialty retail jeweler)
  Creek Palm Gardens, FL
  33410 Age: 76

Allan J. Bloostein.......   Trustee      Since    President of Allan             34     Taubman
  27 West 67th                            1999    Bloostein Associates, a               Centers Inc.
  Street Apt. 5FW New                             consulting firm; Former               (real estate
  York, NY 10023 Age: 74                          Director of CVS                       investment
                                                  Corporation, a retail                 trust)
                                                  health and beauty
                                                  company

Jane F. Dasher...........   Trustee      Since    Controller of PBK              27     None
  Korsant Partners 283                    1999    Holdings Inc., a family
  Greenwich Avenue 3rd                            investment firm
  Floor Greenwich, CT
  06830
  Age: 54

Donald R. Foley..........   Trustee      Since    Retired                        19     None
  3668 Freshwater                         1985
  Drive Jupiter, FL
  33477 Age: 81

Richard E. Hanson, Jr....   Trustee      Since    Retired; Former Head of        27     None
  2751 Vermont Rte                        1999    The New Atlanta Jewish
  140 Poultney, VT                                Community High
  05764 Age: 62                                   School, Atlanta, Georgia

Paul Hardin..............   Trustee      Since    Professor of Law and           34     None
  12083 Morehead                          1994    Chancellor Emeritus at
  Drive Chapel Hill, NC                           University of North
  27514 Age: 72                                   Carolina at Chapel Hill

Roderick C. Rasmussen....   Trustee      Since    Investment Counselor           27     None
  9 Cadence                               1982
  Court Morristown, NJ
  07960 Age: 77

John P. Toolan              Trustee      Since    Retired                        27     John
  13 Chadwell                             1985                                          Hancock
  Place Morristown, NJ                                                                  Funds
  07960 Age: 73

                                                                                     Number of
                                                                                     Investment
                                                                                     Companies
                                              Term of                                 in Fund       Other
                              Position(s)   Office* and                               Complex   Directorships
                               Held with     Length of    Principal Occupation(s)     Overseen     Held by
   Name, Address, and Age        Fund       Time Served     During Past 5 Years      by Trustee    Trustee
   ----------------------    -------------- ----------- ---------------------------- ---------- -------------
INTERESTED TRUSTEE
R. Jay Gerken**............. Chairman/         Since    Managing Director of            221         None
  Citigroup Asset Management President and     2002     Citigroup Global Markets
  ("CAM")                    Chief                      Inc. ("CGM"); Chairman,
  399 Park Avenue,           Executive                  President and Chief
  4th Floor                  Officer                    Executive Officer of Smith
  New York, NY 10022                                    Barney Fund
  Age: 52                                               Management LLC
                                                        ("SBFM"), Travelers
                                                        Investment Adviser, Inc.
                                                        ("TIA") and Citi Fund
                                                        Management Inc. ("CFM");
                                                        President and Chief
                                                        Executive Officer of certain
                                                        mutual funds associated
                                                        with Citigroup Inc.
                                                        ("Citigroup"); Formerly,
                                                        Portfolio Manager of Smith
                                                        Barney Allocation Series
                                                        Inc. (from 1996-2001) and
                                                        Smith Barney Growth and
                                                        Income Fund (from 1996-
                                                        2001)

OFFICERS
Andrew B. Shoup............. Senior Vice       Since    Director of CAM; Senior         N/A         N/A
  CAM                        President and     2003     Vice President and Chief
  125 Broad Street,          Chief                      Administrative Officer of
  11th Floor                 Administrative             mutual funds associated
  New York, NY 10004         Officer                    with Citigroup; Treasurer of
  Age: 47                                               certain mutual funds
                                                        associated with Citigroup;
                                                        Head of International Funds
                                                        Administration of CAM
                                                        (from 2001 to 2003);
                                                        Director of Global Funds
                                                        Administration of CAM
                                                        (from 2000 to 2001); Head
                                                        of U.S. Citibank Funds
                                                        Administration of CAM
                                                        (from 1998 to 2000)

                                                                                Number of
                                                                                Investment
                                                                                Companies
                                        Term of                                  in Fund       Other
                        Position(s)   Office* and                                Complex   Directorships
                         Held with     Length of     Principal Occupation(s)     Overseen     Held by
Name, Address, and Age     Fund       Time Served      During Past 5 Years      by Trustee    Trustee
---------------------- -------------- ----------- ----------------------------- ---------- -------------
Robert Brault......... Chief             Since    Director of CGM; Chief           N/A          N/A
  CAM                  Financial         2004     Financial Officer and
  125 Broad Street     Officer and                Treasurer of certain mutual
  11th Floor           Treasurer                  funds associated with
  New York, NY 10004                              Citigroup; Director of
  Age: 38                                         Internal Control for CAM
                                                  U.S. Mutual Fund
                                                  Administration (from 2002
                                                  to 2004); Director of Project
                                                  Management & Information
                                                  Systems for CAM U.S.
                                                  Mutual Fund Administration
                                                  (from 2000 to 2002); Vice
                                                  President of Mutual Fund
                                                  Administration at Investors
                                                  Capital Services (from 1999
                                                  to 2000)

Julie P. Callahan, CFA Vice President    Since    Vice President of CGM            N/A          N/A
  CAM                  and Investment    2002
  399 Park Avenue,     Officer
  4th Floor
  New York, NY 10022
  Age: 31

Peter M. Coffey....... Vice President    Since    Managing Director of CGM;        N/A          N/A
  CAM                  and Investment    1987     Investment Officer of SBFM
  399 Park Avenue,     Officer
  4th Floor
  New York, NY 10022
  Age: 58

Joseph P. Deane....... Vice President    Since    Managing Director of CGM;        N/A          N/A
  CAM                  and Investment    1999     Investment Officer of SBFM
  399 Park Avenue      Officer
  4th Floor
  New York, NY 10022
  Age: 56

Kaprel Ozsolak........ Controller        Since    Vice President of CGM;           N/A          N/A
  CAM                                    2002     Controller of certain mutual
  125 Broad Street,                               funds associated with
  11th Floor                                      Citigroup
  New York, NY 10004
  Age: 38

                                                                                  Number of
                                                                                  Investment
                                                                                  Companies
                                             Term of                               in Fund       Other
                              Position(s)  Office* and                             Complex   Directorships
                               Held with    Length of   Principal Occupation(s)    Overseen     Held by
   Name, Address, and Age        Fund      Time Served    During Past 5 Years     by Trustee    Trustee
   ----------------------    ------------- ----------- -------------------------- ---------- -------------
Andrew Beagley.............. Chief            Since    Director, CGM                 N/A          N/A
  CAM                        Anti-Money       2002     (since 2000); Director of
  399 Park Avenue,           Laundering                Compliance, North
  4th Floor                  Compliance                America, CAM (since
  New York, NY 10022         Officer                   2000); Chief Anti-Money
  Age: 40                                              Laundering Compliance
                                                       Officer and Vice President
                                                       of certain mutual funds
                                                       associated with Citigroup;
                                                       Director of Compliance;
                                                       Europe, the Middle East
                                                       and Africa, CAM (1999-
                                                       2000); Compliance Officer,
                                                       Salomon Brothers Asset
                                                       Management Limited,
                                                       Smith Barney Global
                                                       Capital Management Inc.,
                                                       Salomon Brothers Asset
                                                       Management Asia Pacific
                                                       Limited (1997-1999)

Robert J. Frenkel........... Secretary and    Since    Managing Director and         N/A          N/A
  Citigroup Asset Management Chief Legal      2003     General Counsel, Global
  300 First Stamford Place,  Officer                   Mutual Funds for CAM and
  4th Floor                                            its predecessor (since
  Stamford, CT 06902                                   1994); Secretary of CFM
  Age: 48                                              (from 2001 to 2004);
                                                       Secretary and Chief Legal
                                                       Officer of mutual funds
                                                       associated with Citigroup
                                                       (since 1994)

--------
* Each Trustee and officer serves until his or her successor has been duly elected and qualified.

** Mr. Gerken is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, as amended, because he is an officer of SBFM and certain of its affiliates.



   As of July 3, 2004, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of beneficial interest of each fund, except the Florida Portfolio, of which Mr. Toolan owns 1.80% of the Class A shares. As of July 3, 2004, to the fund's knowledge, no shareholders or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended) (the "1934 Act") beneficially owned more than 5% of the outstanding shares of any fund.

   The following table shows the amount of equity securities owned by the Trustees in the Trust and in other investment companies associated with Citigroup Inc. ("Citigroup") supervised by the Trustees as of December 31, 2003:



                                                              Aggregate Dollar
                                                              Range of Equity*
                                                             Securities in All
                                                            Investment Companies
                                          Dollar Range of     Associated with
                                         Equity* Securities  Citigroup Overseen
Name of Trustee                             in the Fund        by the Trustee
---------------                          ------------------ --------------------
Lee Abraham.............................         A                   B*
Allan J. Bloostein(1)...................         B                   E
Jane F. Dasher..........................         A                   E
Donald R. Foley.........................         A                   E
R. Jay Gerken...........................         A                   E
Richard E. Hanson, Jr...................         A                   C
Paul Hardin(2)..........................         D                   E
Roderick C. Rasmussen...................         A                   C
John P. Toolan(3).......................         E                   E

--------
*  The dollar ranges are as follows:

   A = None
   B = $1-$10,000
   C = $10,001-$50,000
   D = $50,001-$100,000
   E = Over $100,000

(1)SB Muni Fund--NY Money Market Portfolio
(2)SB Muni Fund--National Portfolio
(3)SB Muni Fund--Florida Portfolio

   The fund has no compensation committee of the Board or any committee performing similar functions. The fund has an administrative and governance committee composed of three independent trustees, Lee Abraham, Donald R. Foley and Richard E. Hanson, Jr., which acts as a nominating committee of the Board of Trustees.

   The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the board of trustees. The Nominating Committee will consider nominees recommended by the fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the fund's Secretary. The Nominating Committee did not meet during the fund's most recent fiscal year.

   The fund has an audit committee ("Audit Committee") comprised solely of members who are independent as defined in the New York Stock Exchange's ("NYSE") Listed Company Manual. The members of the Audit Committee are John Toolan, Lee Abraham and Jane F. Dasher.

   The fund has an investment committee comprised of Mssrs. Bloostein, Hardin, Rasmussen and Toolan.

   In accordance with its written charter adopted by the board of trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the funds. It also makes recommendations to the board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the funds' internal accounting procedures an controls. The Audit Committee also considers the scope and amount of non-audit services provided to the funds, its advise and affiliates by the independent public accountants. During the fund's most recent fiscal year, the Audit Committee met once.

   The fund also has a pricing committee composed of the Chairman of the Board and one independent Trustee which is charged with determining fair value prices for securities when required. During the fund's most recent fiscal year the pricing committee met five times.


   No independent Trustee owned (nor did certain family members of those Trustees own) securities in the Manager, CGM, or any person directly or indirectly controlling, controlled by, or under common control with the Manager or CGM as of March 30, 2004.



   No officer, Trustee or employee of CGM or any CGM parent or subsidiary receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Fees for trustees who are not "interested persons" of the Trust and who are trustees of a group of funds sponsored by CGM are set at $60,000 per annum and are allocated based on relative net assets of each fund in the group plus a per meeting fee of $2,500 with respect to in-person meetings. In addition, these trustees received $500 per fund for each telephone meeting plus travel and out-of-pocket expenses incurred in connection with board meetings. The board meeting fees and out-of-pocket expenses are borne proportionately by each individual fund or portfolio in the group. For the calendar year ended December 31, 2003, such travel and out-of-pocket expenses totaled $19,408.


                              COMPENSATION TABLE


                                   Aggregate      Aggregate
                                 Compensation    Compensation  Number of Funds
                                  from Trust    from the Trust for Which Person
                                For Fiscal Year  and the Fund   Serves within
        Name of Trustee         Ended 03/31/04     Complex       Fund Complex
        ---------------         --------------- -------------- ----------------
 Lee Abraham...................     $7,276         $ 76,300           27
 Allan J. Bloostein............      7,276           76,100           34
 Jane F. Dasher................      7,694           80,150           27
 Donald R. Foley+..............         --           53,700           19
 R. Jay Gerken*................         --               --          221
 Richard E. Hanson.............      7,276           76,600           27
 Paul Hardin...................      7,276          126,600           34
 Roderick C. Rasmussen+........      4,141           46,100           27
 John P. Toolan+...............      7,491           77,050           27

--------
* Mr. Gerken is an "interested person" as defined in the 1940 Act, because he is Managing Director of CGM and a director and/or officer of affiliates of SBFM, the Funds' investment adviser.

+ Pursuant to a deferred compensation plan, the persons indicated elected to defer payment of the following amounts of their aggregate compensation from the Trust: Donald R. Foley--$1,224 and Roderick C. Rasmussen--$3,135 and the following amounts of their total compensation from the Fund Complex: Donald
  R. Foley--$7,950 and Roderick C. Rasmussen--$30,000.


  Upon attainment of age 72 the Trust's current Trustees may elect to change to emeritus status. Any Trustees elected or appointed to the Board in the future will be required to change to emeritus status upon attainment of age 80 unless he served as a Trustee prior to the adoption of the emeritus program. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Trust's Trustees, together with reasonable out-of-pocket expenses for each meeting attended. For the last fiscal year, the total paid to Emeritus Trustees by the Trust was $816.


Investment Manager and Administrator


   SBFM serves as investment manager to each of the funds pursuant to a written agreement (the "Advisory Agreement"). The services provided by the Manager under each Advisory Agreement are described in the prospectuses under "Management." The Manager pays the salary of any officer and employee who is employed by both it and the funds. The Manager bears all expenses in connection with the performance of its services. The Manager is a wholly owned subsidiary of Citigroup. SBFM (through predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of March 31, 2004 of approximately $115.4 billion.


   The advisory Agreements for the National Portfolio, the Georgia Portfolio and Pennsylvania Portfolio provide for an advisory fee at the annual rate of 0.45% of such fund's average net assets. The advisory fee for the

Limited Term Portfolio, the Florida Portfolio and the New York Portfolio is an annual rate of 0.50% of such fund's average net assets.

   At a Meeting of Shareholders of the Limited Term Portfolio, the Florida Portfolio and the New York Portfolio held on December 15, 1995, the shareholders of each of these funds approved a new Advisory Agreement that increases the effective advisory fee paid by Smith Barney Muni Funds on behalf of each of these funds from 0.45% to 0.50% of each of these funds' average daily net assets.

   The Advisory Agreements for the California Money Market Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio provide for the payment of an advisory fee at an annual rate based on each Money Market Portfolio's average daily net assets in accordance with the following schedule:

      0.475% of the first $1 billion of average daily net assets;
      0.450% of the next $1 billion;
      0.425% of the next $3 billion;
      0.400% of the next 5 billion; and
      0.375% of net assets in excess of $10 billion.


   Based on the asset levels of each Money Market Portfolio, California Money Market, the effective rate of the advisory fee is as of July 1, 2004, 0.46% for New York Money Market and California Money Market, and 0.48% for Massachusetts Money Market.



   For the fiscal years ended March 31, 2004, 2003 and 2002, the advisory fee paid by each fund was as follows:



       PORTFOLIO                         2004        2003        2002
       ---------                      ----------- ----------- -----------
       National...................... $ 2,044,838 $ 2,188,276 $ 2,208,808
       Limited Term..................   3,762,259   3,372,895   1,583,177
       New York......................   4,003,397   4,196,967   4,133,872
       Florida.......................   1,197,817   1,194,967   1,162,060
       California Money..............  11,209,622  12,719,090  14,650,786
       New York Money................   8,591,039   9,600,010  10,132,331
       Georgia.......................     283,812     291,235     291,856
       Pennsylvania (a)..............     390,972     392,113     351,596
       Massachusetts Money (b).......   1,296,927   1,359,095   1,552,705

--------

(a)The Manager waived $156,264 and $49,739 of its advisory fees for the fund for the fiscal years ended March 31, 2002 and 2003, respectively.


(b)The Manager waived $23,706 of its management fees for the fund for the fiscal year ended March 31, 2002.


   The Advisory Agreement for each fund has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Trust's board of trustees or by a majority of the outstanding voting securities of the fund, and in either event, by a majority of the Independent Trustees of the fund's board with such Independent Trustees casting votes in person at a meeting called for such purpose. In approving the continuation of each fund's Advisory Agreement, the board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the Manager or its affiliates in connection with providing services to the fund, compared the fees charged by the Manager to those paid by similar funds or clients for comparable services, and analyzed the expenses incurred by the Manager with respect to the fund. The board also considered the fund's performance relative to a selected peer group and to other benchmarks, the expense ratio of the fund in comparison to other funds of comparable size, and other factors. Specifically, the board noted information received at regular meetings throughout the year related to fund performance and Manager services, and benefits potentially accruing to the Manager and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the Manager, as well as research services received by the manager from brokers-dealers who execute transactions on behalf of the fund. After requesting and reviewing such information as they deemed necessary, the board concluded that the continuation of the Advisory Agreement was in the best interests of the fund and its shareholders. The Independent Trustees were advised by separate independent legal counsel throughout the process. The fund or the manager may terminate the Advisory Agreement on sixty days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940
Act).

   The Advisory Agreements further provide that all other expenses not specifically assumed by the Manager under the Advisory Agreement are borne by the fund. Expenses payable by the fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and Trustees' meetings, filing fees and expenses relating to the registration and qualification of the fund's shares and the fund under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the fund's registration statements), fees of auditors and legal counsel, costs of performing fund valuations, out-of-pocket expenses of Trustees and fees of Trustees who are not "interested persons" as defined in the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses of each fund, including but not limited to the advisory fee, are charged to that fund, and general Trust expenses are allocated among the funds on the basis of relative net assets.

   The Manager has voluntarily agreed to waive its fees if in any fiscal year the aggregate expenses of any Class of the following funds, exclusive of 12b-1 fees, taxes, brokerage, interest and extraordinary expenses, such as litigation costs, exceed the indicated percentage of such fund's average net assets for that fiscal year:


                                  Class A Class B Class C Class O Class Y
                                  ------- ------- ------- ------- -------
       National..................   n/a     n/a     n/a     n/a     n/a
       Limited Term..............  0.85%   1.35%   1.45%   1.05%   0.70%
       New York..................  0.85    1.35    1.40     n/a    0.70
       Florida...................  0.85    1.35    1.40     n/a     n/a
       California Money Market...  0.80     n/a     n/a     n/a    0.70
       New York Money Market.....  0.80     n/a     n/a     n/a    0.70
       Georgia...................  0.80    1.30    1.35     n/a     n/a
       Pennsylvania..............  0.80    1.30    1.35     n/a     n/a
       Massachusetts Money Market  0.80     n/a     n/a     n/a     n/a


   The foregoing expense limitations may be terminated at any time by the manager by notification to existing shareholders and by supplementing the relevant fund's then-current prospectus and/or SAI.

                                 DISTRIBUTION


   Distributor. CGM, located at 388 Greenwich Street, New York, New York 10013, and PFS Distributors, Inc. ("PFS Distributors"), a co-distributor of the New York Portfolio, located at 3120 Breckinridge Blvd., Duluth, Georgia 30099, serve as the funds' co-distributor pursuant to written agreements dated June 5, 2000 (the "Distribution Agreements"), which were last approved by the fund's Board of Trustees, including a majority of the independent Trustees, on June 26, 2002.


   The Distributors may be deemed to be underwriters for purposes of the 1933 Act. From time to time, the Distributors or their affiliates may also pay for certain non-cash sales incentives provided to PFS Registered

Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS Distributors may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation, to PFS Registered Representatives that sell shares of a fund.

   PFS Distributors has entered into an agreement with PFS Investments Inc. ("PFSI") giving PFSI the right to sell shares of each fund on behalf of PFS Distributors. The Distributors' obligation is an agency or "best efforts" arrangement under which the Distributors are required to take and pay only for such shares of each fund as may be sold to the public. The Distributors are not obligated to sell any stated number of shares. The Distribution Agreements are renewable from year to year if approved (a) by the trustees or by a vote of a majority of the fund's outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to the Distribution Agreements or interested persons of any party by votes cast in person at a meeting called for such purpose. The Distribution Agreements provide that they will terminate if assigned, and that they may be terminated without penalty by either party on 60 days' written notice.


   For the fiscal year ended March 31, 2004, CGM incurred distribution expenses as follows: advertising, printing and mailing prospectuses, support services and branch overhead expenses and payments to Service Agents. These amounts are shown in the following table:





                                                                    Marketing
                             Financial Consultant                 & Advertising Printing
                                 Compensation     Branch Expenses   Expenses    Expenses   Total
                             -------------------- --------------- ------------- -------- ----------
Smith Barney California
  Municipal Money Market A        $1,238,645        $1,346,853      $      0    $     0  $2,585,498
Florida Portfolio....... A           136,640           246,019             0          0     382,659
                         B           182,171           117,062        17,134      3,103     319,470
                         C            66,228            52,186         7,512      1,419     127,345
Georgia Portfolio....... A            31,430            61,497             0          0      92,927
                         B            40,404            30,519         2,734      2,329      75,986
                         C            30,687            27,671         4,751      4,109      67,218
Limited Term Portfolio.. A           284,591           526,844             0          0     811,435
                         B            17,740            10,986             0          0      28,726
                         C         1,198,351           898,684       774,049     10,430   2,881,514
                         O            57,610            86,129         2,660         55     146,454
National Portfolio...... A           271,296           526,936             0          0     798,232
                         B           226,093           155,804        21,162      3,827     406,886
                         C           101,856            91,201        16,111      2,766     211,934
Massachusetts Money
  Market................ A           140,979           152,651             0          0     293,630
New York Money Market
  Portfolio............. A           928,789         1,021,854             0          0   1,950,643
New York Portfolio...... A           712,847           897,907             0          0   1,610,754
                         B           494,678           354,986        33,760      2,672     886,096
                         C           155,880           123,357        20,910      1,302     301,449
Pennsylvania Portfolio.. A            26,926            53,940             0          0      80,866
                         B           133,813            98,712        10,398      4,398     247,321
                         C            43,738            38,430         6,464      2,717      91,349


   The Trust, on behalf of each fund, has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan") under the 1940 Act, under which a service fee is paid by each class of shares (other than Class Y shares) of each fund to CGM and PFSI in connection with shareholder service expenses. The only classes of shares offered for sale through PFSI are Class A and B shares. Under the Plan, CGM is paid a fee with respect to shares of each fund sold through CGM and PFSI is paid a fee with respect to shares of each fund sold through PFS Distributors. Under the Plan, each fund pays CGM, or PFSI (who pays its Registered Representatives), as the case may be, a service fee equal to 0.15% of the average daily net assets of each class except Class Y (the service fee payable by the Class A shares of the California Money Market, New York Money Market and Massachusetts Money Market Portfolios is 0.10% of the average daily net assets of such class). The service fee is primarily used to pay Service Agents for servicing shareholder accounts. In addition, each fund pays CGM a distribution fee with respect to Class B and Class C shares (and pays PFSI with respect to Class A and B) (except California Money Market Portfolio, New York Money Market Portfolio and Massachusetts Money Market Portfolio, which do not offer Class B or C shares, and Limited Term Portfolio, which has a different rate for its Class C shares), calculated at the annual rates of 0.50% and 0.55%, respectively, and 0.20% and 0.60% for Limited Term Portfolio Class O shares and Class C shares, respective of the value of the fund's average daily net assets attributable to those classes. The distribution fee is used to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Service Agents and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of CGM and PFSI associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee.



   For the fiscal year ended March 31, 2004, the table below shows the fees that have been accrued and/or paid to CGM pursuant to Rule 12b-1 for each fund:





 PORTFOLIO                   Class A   Class B   Class C   Class O    Total
 ---------                  ---------- -------- ---------- -------- ----------
 California Money Market... $2,384,792      N/A        N/A      N/A $2,384,792
 National..................    541,438 $401,019 $  222,280      N/A  1,164,737
 Limited Term**............    549,982   35,537  2,445,590 $116,291  3,147,400
 Florida...................    256,184  316,976    140,060      N/A    713,220
 Georgia...................     63,856   72,553     65,357      N/A    201,766
 New York..................    929,230  856,825    318,742      N/A  2,104,797
 New York Money Market.....  1,804,716      N/A        N/A      N/A  1,804,716
 Pennsylvania..............     56,257  236,292     91,179      N/A    383,728
 Massachusetts Money Market    269,617      N/A        N/A      N/A    269,617



   Initial Sales Charges on Class A Shares. For the 2002, 2003 and 2004 fiscal years, the aggregate dollar amounts of commissions on Class A shares were as follows:



                                       Year Ended Year Ended Year Ended
        Name of Fund                   03/31/02** 03/31/03*   03/31/04
        ------------                   ---------- ---------- ----------
        California Money Market.......        N/A        N/A       N/A
        National...................... $  714,000 $  319,000  $275,000
        Limited Term..................    824,000  1,089,000   800,000
        Florida.......................    227,000    218,000   236,000
        Georgia.......................     56,000     61,000    52,000
        New York......................  1,901,000    666,000   650,000
        New York Money Market.........        N/A        N/A       N/A
        Pennsylvania..................     88,000     63,000    86,000
        Massachusetts Money Market....        N/A        N/A       N/A

--------
*  A portion of this amount was paid to CGM.
** All paid to CGM.
*** Initial sales charges on Class A Shares received by PFS. For the 2003 fiscal year, the aggregate dollar amount of commission was $56,780.

   Initial Sales Charges on Class C Shares. For the 2002, 2003 and 2004 fiscal years, the aggregate dollar amounts of commissions on Class C shares were as follows:



                                            Year Ended Year Ended Year Ended
   Name of Fund                             03/31/02**  03/31/03   03/31/04
   ------------                             ---------- ---------- ----------
   California Money Market.................       N/A       N/A        N/A
   National................................  $104,000   $63,000    $37,000
   Limited Term............................   101,000    13,000        N/A
   Florida.................................    29,000    25,000     11,000
   Georgia.................................    17,000    15,000     11,000
   New York................................   143,000    56,000     52,000
   New York Money Market...................       N/A       N/A        N/A
   Pennsylvania............................    25,000    19,000     10,000
   Massachusetts Money Market..............       N/A       N/A        N/A

--------
*  A portion of this amount was paid to CGM.
** All paid to CGM.




   As set forth in the prospectuses, a deferred sales charge may be imposed on certain redemptions of Class A, Class B, Class C (except for Limited Term Portfolio) and Class O shares. The amount of the deferred sales charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. See "Deferred Sales Charge Provisions" below.



                                             CDSC paid to CGM
                                        Fiscal Year Ended 03/31/04
                                     --------------------------------
          Name of Fund               Class A Class B  Class C Class O
          ------------               ------- -------- ------- -------
          California Money Market...     N/A      N/A    N/A     N/A
          National.................. $ 4,000 $ 74,000 $1,000     N/A
          Limited Term**............  54,000    3,000    N/A  $1,000
          Florida...................     N/A   59,000  1,000     N/A
          Georgia...................     N/A    8,000    N/A     N/A
          New York..................  31,000  231,000  1,000     N/A
          New York Money Market.....     N/A      N/A    N/A     N/A
          Pennsylvania..............     N/A   40,000    N/A     N/A
          Massachusetts Money Market     N/A      N/A    N/A     N/A

                                             CDSC paid to CGM
                                        Fiscal Year Ended 03/31/03
                                     --------------------------------
          Name of Fund               Class A Class B  Class C Class O
          ------------               ------- -------- ------- -------
          California Money Market...     N/A      N/A    N/A     N/A
          National.................. $ 9,000 $ 85,000 $3,000     N/A
          Limited Term..............  75,000      N/A    N/A  $7,000
          Florida...................  24,000   73,000  1,000     N/A
          Georgia...................   2,000    4,000    N/A     N/A
          New York..................  43,000  205,000  2,000     N/A
          New York Money Market.....     N/A      N/A    N/A     N/A
          Pennsylvania..............   7,000   45,000  2,000     N/A
          Massachusetts Money Market     N/A      N/A    N/A     N/A

                                                     CDSC paid to CGM
                                                Fiscal Year Ended 03/31/02
                                             --------------------------------
  Name of Fund                               Class A Class B  Class C Class O
  ------------                               ------- -------- ------- -------
  California Money Market...................     N/A      N/A     N/A    N/A
  National.................................. $44,000 $ 82,000 $ 8,000    N/A
  Limited Term..............................  56,000      N/A     N/A $9,000
  Florida...................................   7,000   32,000   1,000    N/A
  Georgia...................................     N/A    8,000     N/A    N/A
  New York..................................  55,000  161,000  20,000    N/A
  New York Money Market.....................     N/A      N/A     N/A    N/A
  Pennsylvania..............................     N/A   18,000     N/A    N/A
  Massachusetts Money Market................     N/A      N/A     N/A    N/A




Code of Ethics

   Pursuant to Rule 17j-1 of the 1940 Act, the Trust, its investment adviser and principal underwriters have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.


Proxy Voting Guidelines & Procedures



   Although individual Board members may not agree with particular policies or votes by the Fund's Manager, the Board has approved delegating proxy voting discretion to the Manager believing that the Manager should be responsible for voting because it is a matter relating to the investment decision making process.



   Attached as Appendix J are the summary of the guidelines and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, including the procedures that the fund uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the Manager or any affiliated person of the fund or the Manager, on the other. This summary of the guidelines gives a general indication as to how the Manager will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Manager always endeavors to vote proxies relating to portfolio securities in accordance with the fund's investment objectives.



   Effective August 31, 2004, information on how the fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-451-2010, and (2) on the Securities and Exchange Commissions's website at http:www.sec.gov.


   A copy of the trust's Code of Ethics for the fund, its investment adviser and the distributor are on file with the Securities and Exchange Commission (the "SEC").

Counsel


   Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust.


   Sullivan & Cromwell, 125 Broad Street, New York, New York 10004, serves as counsel to the Trustees who are not "interested persons" of the Trust.

Independent Registered Public Accounting Firm



   KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected to serve as independent registered public accounting firm of the funds and to render an opinion on the funds' financial statements for the fiscal year ending March 31, 2005.


                              PURCHASE OF SHARES


   The National Portfolio, Florida Portfolio, Georgia Portfolio, New York Portfolio and Pennsylvania Portfolio each offer four classes ("Classes") of shares: Class A, Class B, Class C and Class Y. The Limited Term Portfolio offers four classes of shares: Class A, Class C, Class O and Class Y. Class A shares are sold to investors with an initial sales charge. Class B shares are sold without an initial sales charge but with higher ongoing expenses and a deferred sales charge payable upon certain redemptions. Class C shares are sold without an initial sales charge and with a deferred sales charge payable on certain redemptions. Class O shares are available for purchase only by former Class C shareholders. Class O shares are sold without an initial sales charge but with higher ongoing expenses and a deferred sales charge. Class Y shares are sold without an initial sales charge and are available only to investors investing a minimum of $15,000,000. The California Money Market Portfolio, the New York Money Market Portfolio, and the Massachusetts Money Market Portfolio each offer two classes of shares: Class A and Class Y. Class A shares of each of the California Money Market, New York Money Market and Massachusetts Money Market Portfolios are sold without an initial sales charge. These alternatives are designed to provide investors with the flexibility of selecting an investment best suited to his or her needs based on the amount of purchase, the length of time the investor expects to hold the shares and other circumstances.


   The following classes of shares are available for purchase. See the prospectuses for a discussion of factors to consider in selecting which Class of shares to purchase.

   Class A Shares. Class A shares of California Money Market, New York Money Market and Massachusetts Money Market Portfolios are sold without sales charges. Class A shares of Limited Term Portfolio have an initial sales charge of 2.00% of the transaction (2.04% of amount invested) of the first $499,999 invested and no initial sales charge for investments of $500,000 and over.*

   Class A shares of each fund except California Money Market, New York Money Market, Massachusetts Money Market and Limited Term Portfolios are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:

                                                                   Broker/Dealers
                          Sales Charge as a % Sales Charge as a %  Commission as %
Amount of Investment        of Transaction    of Amount Invested  of Offering Price
--------------------      ------------------- ------------------- -----------------
Less than $25,000........        4.00%               4.17%              3.60%
$ 25,000- 49,999.........        3.50                3.63               3.15
  50,000- 99,999.........        3.00                3.09               2.70
 100,000-249,999.........        2.50                2.56               2.25
 250,000-499,999.........        1.50                1.52               1.35
 500,000 and over........           *                   *                  *

--------

*Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to CGM, which compensates Service Agents whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class C shares is waived. See "Purchase of Shares--Deferred Sales Charge Alternatives" and "Purchase of Shares--Waivers of Deferred Sales Charge."


   Members of a selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of a fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of a fund made at one time by any "person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

   Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. For Limited Term Portfolio, Class B shares are available only in exchange from another fund. See "Deferred Sales Charge Provisions" below.


   Class C Shares (all funds except Limited Term Portfolio). Class C shares are sold without an initial sales charge, and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.



   Class C Shares (Limited Term Portfolio only). Class C shares of Limited Term Portfolio are sold without an initial sales charge and are not subject to a deferred sales charge.



   Class O Shares (Limited Term Portfolio only). Class O shares of Limited Term Portfolio are sold only to existing Class O shareholders of the fund without an initial sales charge, and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.


   Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except there is no minimum purchase amount for purchases of Class Y shares by (i) Smith Barney Allocation Series Inc.; (ii) the Bright Start(R) and Scholars Choice/SM/ College Savings Programs; and (iii) a pension, profit-sharing or other benefit plan for employees of Citigroup and its subsidiaries).

General


   Investors may purchase shares from a Service Agent. In addition, certain investors purchasing through certain Service Agents or through 401(k) plans or other qualified retirement plans may purchase shares directly from a fund. When purchasing shares of a fund, investors must specify which class is being purchased. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC Inc. or Primerica Shareholder Services (each, a "sub-transfer agent" and collectively, the "sub-transfer agents") are not subject to a maintenance fee except for retirement accounts.



   Investors in Class A, Class B and Class C shares may open an account in a fund by making an initial investment of at least $1,000 for each account in the fund. Investors in Class Y shares may open an account by making an initial investment of at least $15,000,000 except for investments pursuant to a Letter of Interest and outlined below under "Letter of Interest--Class Y Shares." Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including CGM, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by CGM, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. Each fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.


   Purchase orders received by a fund or a Service Agent prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day the fund calculates its net asset value are priced according to the net asset value determined on that day (the "trade date"). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day a fund calculates its net asset value are priced according to the net asset value determined on that day, provided the order is received by a fund or the fund's agent prior to its close of business. For shares purchased through CGM or a Service Agent purchasing through CGM, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

   Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, CGM or the sub-transfer agent is authorized through preauthorized transfers of at least
$25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by CGM or the sub-transfer agent The Systematic Investment Plan also authorizes CGM to apply cash held in the shareholder's CGM brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from a fund or a Service Agent.

Sales Charge Waivers and Reductions

   Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees (including retired Board Members and employees) of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds; the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and
(ii) employees of members of the NASD, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with CGM), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) investments of distributions from or proceeds from a sale of a UIT sponsored by CGM; (g) purchases by investors participating in a CGM fee-based arrangement and (h) purchases by executive deferred compensation plans participating in the CGM ExecChoice program. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

   Right of Accumulation. Class A shares of the fund may be purchased by any "person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney Mutual Funds that are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   Letter of Intent--Class A Shares. A Letter of Intent for an amount of $25,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Service Agent or the Transfer Agent to obtain a Letter of Intent application.


   Letter of Intent--Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by purchaser, for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of at least $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of at least $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Service Agent or the Transfer Agent for further information.


Deferred Sales Charge Provisions


   "Deferred Sales Charge Shares" are: (a) Class B shares; (b) Class C shares (except for Limited Term Portfolio); and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.



   Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.



   Class C shares (except for Limited Term Portfolio) and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding CGM statement month.


   The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.

                                                      Deferred
               Year Since Purchase Payment Was Made sales charge
               ------------------------------------ ------------
               First...............................     4.50%
               Second..............................     4.00
               Third...............................     3.00
               Fourth..............................     2.00
               Fifth...............................     1.00
               Sixth and thereafter................     0.00

   Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

   Class B shares of Limited Term Portfolio, which may be acquired only upon an exchange with another fund in the Smith Barney Mutual Funds, are subject upon redemption to the highest deferred sales charge (if any) of the shares from which the exchange or any preceding exchange was made. A deferred sales charge payable to CGM is imposed on any redemption of Class B shares that causes the value of a shareholder's account to fall below the dollar amount of all payments by the shareholder for the Class B shares (or any predecessor of those shares) that were exchanged for Class B shares of the fund ("purchase payments") during the preceding five years. No charge is imposed to the extent that the net asset value of the Class B shares redeemed does not exceed (a) the current net asset value of Class B shares purchased through reinvestment of dividends or capital gains distributions, plus (b) the current net asset value of Class B shares acquired in an exchange that were originally purchased more than five years prior to the redemption, plus (c) increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding five years.

   In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gains distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to CGM.

   To provide an example, assume an investor purchased 100 Class B shares of a fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount, which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

   The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and
(f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

   Deferred sales charge waivers will be granted subject to confirmation (by CGM in the case of shareholders who are also CGM clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Volume Discounts

   The schedule of sales charges on Class A shares described in the prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Service Agent.

Determination of Public Offering Price


   Each fund offers its shares to the public on a continuous basis. The public offering price for a Class A, Class C (effective April 29, 2004, Class L shares were renamed Class C shares) and Class Y share of a fund is equal to the net asset value per share at the time of purchase, plus for Class A and Class C shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class B and Class C shares, and Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in the fund's financial statements, incorporated by reference in their entirety into this SAI.


             PFS ACCOUNTS (Applicable only to New York Portfolio)

   Initial purchase of shares of the fund must be made through a PFSI Registered Representative by completing the appropriate application. The completed application should be forwarded to PFS Shareholder Services, P.O. Box 105033, Atlanta, GA 30348. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments must be sent directly to PFS Shareholder Services. In processing applications and investments, PFS Shareholder Services acts as agent for the investor and for PFSI and also as agent for the distributor, in accordance with the terms of the prospectus. If the transfer agent ceases to act as such, a successor company named by the fund will act in the same capacity so long as the account remains open.

   Shares purchased will be held in the shareholder's account by PFS Shareholder Services. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent. A shareholder that has insufficient funds to complete any purchase will be charged a fee of $30 per returned purchase by PFS Shareholder Services.

   Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts). Subsequent investments of at least $50 may be made for each Class. For the fund's Systematic Investment Plan, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including CGM, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the transfer agent or sub-transfer agent prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day.

   Initial purchases of fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFSI Registered Representative must contact PFS Shareholder Services at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact PFS Shareholder Services at (800) 544-5445 to obtain proper wire instructions.

   Shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Shareholders should contact PFS Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize PFS Shareholder Services to transfer funds from the bank account provided for the amount of the purchase. Subsequent investments by telephone may not be available if the shareholder cannot reach PFS Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular subsequent investment procedure described above.

   Redemption proceeds can be sent by check to the address of record, or deposited into your bank account designated on the application via the Automated Clearinghouse (ACH). The shareholder may request the proceeds to be mailed by two-day air express for an $8 fee that will be deducted from the shareholder's account or by one-day air express for a $15 fee that will be deducted from the shareholder's account.

   An Account Transcript is available at a shareholder's request, which identifies every financial transaction in an account since it has opened. Additional copies of tax forms are available at the shareholder's request.

   Additional information regarding PFS Shareholder Services may be obtained by contacting the Client Services Department at (800) 544-5445.

                             REDEMPTION OF SHARES

   The right of redemption may be suspended or the date of payment postponed
(a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the fund's shareholders.

   If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until PFPC receives all required documents in proper form. Redemption proceeds will be mailed to the shareholder's address of record.


   The fund does not issue share certificates unless a written request signed by all registered owners is made to PFPC Inc. If you hold share certificates it will take longer to exchange or redeem shares. The Service Agent may charge you a fee for executing your order. The amount and applicability of such fee is determined and disclosed to its customers by each Service Agent.


   If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from

CGM, or if the shareholder's account is not with CGM, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a CGM brokerage account, these funds will not be invested for the shareholder's benefit without specific instructions and CGM will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distributions in Kind

   If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders of a fund to make a redemption payment wholly in cash, each fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of fund securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

   An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of a fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares that are subject to a deferred sales charge). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund.

   Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. For additional information, shareholders should contact a Service Agent. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.

                              VALUATION OF SHARES

   The prospectuses state that the net asset value of each fund's Classes of shares will be determined on any date that the NYSE is open. The NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


   Money Market Funds. The California Money Market Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio use the "amortized cost method" for valuing fund securities pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The amortized cost method of valuation of a fund's securities (including any securities held in the separate account maintained for when-issued securities) involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of each fund's securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. During such periods the yield to investors in a fund may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its fund securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate fund value on a particular day, a prospective investor in a fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income. The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of each such fund's shares will remain at $1.00 per share; however, shareholders should be aware that despite procedures that will be followed to maintain a stable price, including maintaining a maximum dollar-weighted average fund maturity of 90 days, investing in securities that have or are deemed to have remaining maturities of 397 days or less and investing only in United States dollar-denominated instruments determined by the Trust's Board of Trustees to be of high quality with minimal credit risks and which are Eligible Securities (as defined below), there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause one of these funds' price per share to change from $1.00.

   An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of 397 days or less; (b)(i) is rated in the two highest short-term rating categories by any two NRSROs that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance, is rated in the three highest long-term rating categories by the requisite NRSROs, and whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined to be of comparable quality to any such rated security.

   Non-Money Market Funds. The net asset value per share for the non-money market funds is determined as of close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the fund's net assets attributable to each Class by the total number of shares of that Class outstanding.

   Securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. If there are no such quotations, the value of the security will be taken to be the most recent asked quotation at the Valuation Time.

   In determining the market value of portfolio investments, each fund may employ outside organizations (each, a "Pricing Service") which may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The officers of the Trust under the general supervision and responsibility of the board, which may replace a Pricing Service at any time, review the procedures of Pricing Services periodically. If a Pricing Service is not able to supply closing prices and bid/asked quotations, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers or, if such dealers, brokers or market makers only provide bid quotations, at the mean between the highest and the lowest bid quotations provided.

   If a Pricing Service is not able to supply closing prices and bid/asked quotations, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation, in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity. Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the board. In addition, the board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.


   When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and asked prices. Investments for which, in the judgment of the Pricing Service, there is no readily obtainable market quotation (which may contribute a majority of the portfolio securities) are carried at the fair value of securities of similar type, yield and maturity. Pricing Services generally determine value by reference to transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities.


                              EXCHANGE PRIVILEGE


   Except as noted below, shareholders of certain Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements (except for systematic investment plan exchanges), and all shares are subject to the other requirements of the fund into which exchanges are made. The deferred sales charge (if any) will continue to be measured from the date of a shareholder's original purchase of shares subject to a deferred sales charge. If the fund exchanged into has a higher deferred sales charge, the shareholder will be subject to that charge. If a shareholder exchanges at any time into a fund with a lower charge, the sales charge will not be reduced. Please note specific exchange requirements as follows:


  Florida, Georgia, New York, Pennsylvania and National Portfolios.

   1. Class A and Class Y shareholders of a fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds of the Smith Barney Mutual Fund Complex may do so without imposition of any charge.

   2. Class B shares of a fund exchanged for Class B shares of another fund will be subject to the higher applicable deferred sales charge of the two funds. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.


   3. Upon an exchange of Class C shares, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the fund that have been exchanged.


  Limited Term Portfolio.


   1. Class A, O, Y and C shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds of the Smith Barney Mutual Fund Complex may do so without imposition of any charge.

   2. Upon an exchange of Class C shares of another fund for Class O shares of the fund, the new Class O shares will be deemed to have been purchased on the same date as the Class C shares of the fund that have been exchanged.


   3. Class B shares are available only in an exchange from another fund of the Smith Barney Mutual Fund Complex.

  California Money Market, New York Money Market and Massachusetts Money Market Portfolios.

   1. Class A shares of a fund will be subject to the appropriate sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

   2. Class Y shareholders of the fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

   Additional Information Regarding the Exchange Privilege. The funds are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to a fund and its shareholders. Accordingly, if the funds' management in its sole discretion determines that an investor is engaged in excessive trading, a fund, with or without prior notice, may temporarily or permanently terminate the availability to that investor of fund exchanges, or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Smith Barney Mutual Fund family. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. The funds may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the funds will take no other action with respect to the shares until it receives further instructions from the investor. The funds' policy on excessive trading applies to investors who invest in the funds directly or through Service Agents, but does not apply to any systematic investment plans described in the prospectuses.

   During times of drastic economic or market conditions, the funds may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the fund's next determined net asset value of the fund being redeemed but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the delay of the purchase.

   Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable deferred sales charge, the proceeds immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

   As stated in the prospectus for shares distributed through PFS Distributors, the exchange privilege is limited only through funds that offer PFS Distribution channel.

Additional Information Regarding Telephone Redemption and Exchange Program.

   Neither the Trust nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Trust and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

   The exchange privilege enables shareholders to acquire shares of the same class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service Agent.

   Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested at a price as described above in shares of the fund being acquired. CGM and PFS Distributors reserve the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.





                                   THE FUNDS

   The interest of a shareholder is in the assets and earnings of the fund in which he or she holds shares. The Board of Trustees has authorized the issuance of shares in separate series, each representing shares in one of the separate funds. Pursuant to such authority, the Board may also authorize the creation of additional series of shares and additional classes of shares within any series. The investment objectives, policies and restrictions applicable to additional funds would be established by the Board of Trustees at the time such funds were established and may differ from those set forth in the prospectuses and this SAI. In the event of liquidation or dissolution of a fund or of the Trust, shares of a fund are entitled to receive the assets belonging to that fund and a proportionate distribution, based on the relative net assets of the respective funds, of any general assets not belonging to any particular fund that are available for distribution.

   The Declaration of Trust may be amended only by a "majority shareholder vote" as defined therein, except for certain amendments that may be made by the Board of Trustees. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in certain respects to an entity organized as a corporation. The principal distinction between the two forms of business organization relates to shareholder liability described below. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case with a corporation. The Declaration of Trust of the Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written obligation, contract, instrument or undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder.

   Special counsel for the Trust is of the opinion that no personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to (a) all types of claims in the latter jurisdictions (b) tort claims (c) contract claims where the provision referred to is omitted from the undertaking (d) claims for taxes and (e) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Trust; however, upon payment of any such liability, the shareholder will be entitled to reimbursement from the general assets of the Trust. The Board of Trustees intends to conduct the operations of the Trust, with the advice of counsel, in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

   The Declaration of Trust further provides that no Trustee, officer or employee of the Trust is liable to the Trust or to a shareholder, except as such liability may arise from his or her or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or its duties, nor is any Trustee, officer or employee personally liable to any third persons in connection with the affairs of the Trust. It also provides that all third persons shall look solely to the Trust property or the property of the appropriate portfolio of the Trust for satisfaction of claims arising in connection with the affairs of the Trust or a particular portfolio, respectively. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer or employee is entitled to be indemnified against all liability in connection with the affairs of the Trust.

   The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination of the Trust or any of the series of the Trust by action of the shareholders or by action of the Trustees upon notice to the shareholders.

                                 VOTING RIGHTS


   The Board of Trustees has the power to alter the number and the terms of office of the Trustees, and may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and fill vacancies, provided that in accordance with the 1940 Act, (i) a shareholder meeting to elect Trustees must promptly be called if at any time at least a majority of the Trustees have not been elected by the shareholders of the Trust, and (ii) at least 2/3 of the Trustees must have been so elected upon the filling of any vacancy by the board without a shareholder vote. Shares do not have cumulative voting rights and therefore the holders of more than 50% of the outstanding shares of the Trust may elect all of the Trustees irrespective of the votes of other shareholders. Class A, Class B, Class C, Class O and Class Y shares of a fund of the Trust, if any, represent interests in the assets of that fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each Class of shares has exclusive voting rights with respect to provisions of the fund's Rule 12b-1 distribution plan which pertain to a particular class. For example, a change in investment policy for a fund would be voted upon only by shareholders of the fund involved. Additionally, approval of each fund's Advisory Agreement is a matter to be determined separately by that fund. Approval of a proposal by the shareholders of one fund is effective as to that fund whether or not enough votes are received from the shareholders of the other funds to approve the proposal as to those funds.



   As of July 2, 2004 the following shareholders beneficially owned 5% or more of a class of shares of a fund of the Trust:





          Portfolio                         Class of Shares Percentage
          ---------                         --------------- ----------
          California Money Market Portfolio

          Fiduciary Trust Intl Revenue.....     Class Y      86.4694
          Attn John Conte
          600 Fifth Ave
          New York, NY 10020-2326

          Fiduciary Trust Intl-Non Revenue.     Class A      13.5242
          Attn John Conte
          600 Fifth Ave
          New York, NY 10020-2326

          Georgia Portfolio

          Joseph W Hamilton Jr.............     Class B       5.4774
          2540 Woodward Way
          Atlanta, GA 30305-3562

          Margaret Due TTEE................     Class C       8.8899
          FBO Margaret Due TR
          U/A/D 09/06/02
          3100 Club Drive Apt #334
          Lawrenceville, GA 30044-2596

          James S Hutto....................     Class C       5.2896
          P.O. Box 1475
          Brunswick, GA 31521-1475

          Z. K. Gandy......................     Class C       5.1947
          5047 Tucker Ridge
          Macon, GA 31210-2960

        Portfolio                            Class of Shares Percentage
        ---------                            --------------- ----------
        Limited Term Portfolio

        Harry Feldman.......................     Class B        6.2023
        Beatrice Feldman
        5305 Woodlands Blvd
        Tamarac, FL 33319-3025

        Robert E Kelly TTEE.................     Class Y       82.1332
        Maria N Kelly TTEE
        U/A/D 05/11/01
        FBO Kelly-Delphi Trust
        6918 75th St SW
        Lakewood, WA 98498-6332

        Federated Development, LLC..........     Class Y       17.8667
        Charles Horwitz
        5847 San Felipe, Suite 2600
        Houston, TX 77057-3071

        Massachusetts Money Market Portfolio

        David R. Mittelman and..............     Class A        6.9062
        Michele H. Mittleman JTWROS
        16 Rolling Lane
        Dover, MA 02030-2446

        New York Money Market Portfolio

        Fiduciary Trust Intl Revenue........     Class Y       89.7002
        Attn John Conte
        600 Fifth Ave
        New York, NY 10020-2326

        Fiduciary Trust Intl-Non Revenue....     Class Y       10.2997
        Attn John Conte
        600 Fifth Ave
        New York, NY 10020-2326

        New York Portfolio

        Peter Nager.........................     Class Y      100.0000
        121 Beaver Dam Road
        Katonah, NY 10536-3716


                                     TAXES

   The following is a summary of certain material income tax considerations affecting each fund and its shareholders. This summary does not address all of the potential income tax consequences that may be applicable to the funds or to all categories of investors, some of which may be subject to special tax rules. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

   As described above and in the Prospectuses, each fund is designed to provide investors with current income, in the form of "exempt-interest dividends," which is excluded from gross income for regular federal income tax purposes and, except for the Limited Term Portfolio and the National Portfolio, exempt from otherwise applicable state and/or local personal income taxes in a particular state. No fund is intended to be a balanced investment program, and the funds are not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in any fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because those investors would not gain any additional tax benefit from the receipt of tax-exempt income.

The Funds and Their Investments

   Each fund will be treated as a separate taxpayer for U.S. federal income tax purposes and each fund intends to continue to qualify to be treated as a regulated investment company under the Code each taxable year. To so qualify, a fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.


   As a regulated investment company, a fund will not be subject to U.S. federal income tax on the portion of its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least (i) 90% of the sum of its investment company taxable income (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and (ii) 90% of its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code's timing and other requirements. However, any taxable income or gain the fund does not distribute will be subject to tax at regular corporate rates (currently a maximum of 35%).



   On March 31, 2004, the unused capital loss carryovers, by fund, were approximately as follows: Limited Term Portfolio, $23,926,000; New York Portfolio, $11,908,000; Georgia Portfolio, $1,923,000; Pennsylvania Portfolio, $1,931,000; Florida Portfolio, $2,227,000; National Portfolio, $6,568,000. For Federal income tax purposes, these amounts are available to be applied against future capital gains of the fund that has the carryovers, if any, that are realized prior to the expiration of the applicable carryover. The carryovers expire as follows:



 PORTFOLIO                    2008       2009      2010      2011       2012
 ---------                 ---------- ---------- -------- ---------- ----------
 Limited Term............. $9,495,000 $5,515,000 $214,000 $5,538,000 $3,164,000
 New York Portfolio.......  6,191,000  4,647,000       --         --  1,070,000
 Georgia..................    732,000    947,000       --         --    244,000
 Pennsylvania.............    649,000    857,000  159,000         --    266,000
 Florida..................         --    769,000       --         --  1,458,000
 National.................    685,000  3,676,000       --         --  2,207,000




   If, in any taxable year, a fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends that are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as tax-exempt interest. However, such dividends would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a fund failed to qualify as a regulated investment company for a period greater than two taxable years, such fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.


   The Code imposes a 4% nondeductible excise tax on a fund to the extent it does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gain retained by a fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under- or over-distribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

   Some of the funds may invest in exchange traded municipal bond index and interest rate futures contracts and options on these futures contracts (collectively "section 1256 contracts"), which will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by a fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in these transactions in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

   All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Taxation of U.S. Shareholders

   Dividends and Distributions. Dividends and other distributions by a fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year.

   Each fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS.

   Dividends paid by any fund from interest income on taxable investments, net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term capital gains that a Fund designates as capital gain dividends are taxable as long-term capital gains regardless of the length of time a shareholder has owned fund shares.

   Because each fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry shares of a fund is not deductible for federal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share of a fund and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, the portion of any exempt-interest dividend paid by a fund that represents income derived from certain "private activity bonds" held by the fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" of the substantial user. Moreover, some or all of a fund's exempt-interest dividends may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. In addition, the receipt of a fund's dividends and distributions may affect the federal and California "excess net passive income" tax liability of a Subchapter S corporation. Shareholders should consult their own tax advisors to determine whether they are (a) "substantial users" with respect to a facility or "related" to those users within the meaning of the Code or (b) subject to a federal alternative minimum tax or the federal or California "excess net passive income" tax.

   Shareholders are required to pay tax on all taxable distributions even if those distributions are automatically reinvested in additional shares. None of the dividends paid by any fund will qualify for the corporate dividends-received deduction or taxation of long-term capital gain rates as so called "qualified dividend income." Shareholders of each fund will receive an annual statement as to the income tax status of his or her dividends and distributions for the prior calendar year.

   Investors considering buying shares of a fund just prior to a record date for a capital gain distribution should be aware that, regardless of whether the price of the fund shares to be purchased reflects the amount of the forthcoming distribution payment, any such payment will be a taxable distribution payment.

   Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

   If a shareholder incurs a sales charge when acquiring shares of a fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account when computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge, will be added to the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

   Backup withholding. Each fund may be required to withhold taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, payable to a shareholder who does not provide the fund with his or her correct taxpayer identification number (social security or employer identification number) and any required certifications, or who is otherwise subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax returns.

   From time to time, proceedings have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. It may be expected that similar proposals may be introduced in the future. If such proposals were to be enacted, the ability of a fund to pay "exempt interest" dividends could be adversely affected and the fund would then need to reevaluate its investment objectives and policies and consider changes in its structure.

State Tax Information

   Investors purchasing municipal obligations of their state of residence, or a fund comprised of such obligations, should recognize that the benefits of the exemption from state and local taxes, in addition to the exemption from federal taxes, necessarily limits the fund's ability to diversify geographically.

   California State Taxes California shareholders will not be subject to California state personal income tax on exempt-interest dividends they receive from the California Money Market Portfolio to the extent that such dividends are attributable to interest on obligations of the state of California and its political subdivisions, agencies and public authorities (and certain other governmental issuers) and provided that, at the close of each quarter of the Portfolio's taxable year, at least 50% of the Portfolio's total assets are invested in municipal obligations of California issuers. To the extent that distributions are derived from taxable income, including long-term or short-term capital gains, such distributions will not be exempt from California state personal income tax. Dividends on the California Portfolio are not excluded in determining California state franchise taxes on corporations and financial institutions.

   Florida Taxes Florida currently does not impose a personal income tax on individuals. Thus, individual shareholders of the Florida Portfolio will not be subject to any Florida state income tax on distributions received from the Florida Portfolio. However, certain distributions will be taxable to corporate shareholders that are subject to Florida corporate income tax.

   Florida currently imposes an "intangibles tax" on certain securities and other intangible assets owned by Florida residents. Certain types of municipal obligations of Florida issuers, U.S. Treasury securities and municipal obligations issued by certain U.S. territories and possessions are exempt from this intangibles tax. The Florida Portfolio seeks generally to select investments that will enable its shares to be exempt from the Florida intangibles tax and attempts to ensure that all of its assets held on the annual assessment date are exempt from this tax. Additionally, the Florida Department of Revenue has ruled that, if on the annual assessment date of any year the Florida Portfolio consists solely of such exempt assets, then the Florida Portfolio's shares will be exempt from the Florida intangibles tax. The Florida Portfolio intends to provide shareholders annually with information relating to its assets necessary to permit shareholders to determine whether the value of Florida Portfolio shares held is exempt from the Florida intangibles tax.

   The foregoing is only a brief summary of the tax considerations generally affecting shareholders of the Florida Portfolio who are Florida residents. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

   Georgia Taxes Exempt-interest dividends distributed by the Georgia Portfolio to a Georgia resident that are attributable to interest on Georgia municipal obligations or direct obligations of the United States and its territories and possessions will not be subject to the state of Georgia personal income tax. Dividends or other distributions by the Georgia Portfolio that are attributable to other sources, including all distributions that qualify as capital gains dividends for federal income tax purposes, will be subject to the state of Georgia personal income tax at the applicable rate.

   The foregoing is only a brief summary of the tax considerations generally affecting shareholders of the Georgia Portfolio who are Georgia residents. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

   Massachusetts Taxes Individual shareholders of the Massachusetts Money Market Portfolio who are otherwise subject to Massachusetts personal income tax will not be subject to Massachusetts personal income tax on exempt-interest dividends received from the fund to the extent the dividends are attributable to interest on obligations of the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities (or on obligations of certain other governmental issuers such as Puerto Rico, the Virgin Islands and
Guam) that pay interest which is excluded from gross income for regular federal income tax purposes and exempt from Massachusetts personal income taxes. Other distributions from Massachusetts Money Market Portfolio, including those related to long-term and short-term capital gains, other than certain gains from certain Massachusetts municipal securities identified by the Massachusetts Department of Revenue, generally will not be exempt from Massachusetts personal income tax. Businesses should note that Massachusetts Money Market Portfolio's distributions derived from Massachusetts municipal securities are not exempt from Massachusetts corporate excise tax.

   The foregoing is only a brief summary of the tax considerations generally affecting shareholders of the Massachusetts Money Market Portfolio who are Massachusetts residents. Shareholders are urged to consult their own tax advisers with specific reference to their own tax situation.

   New York State and City Taxes New York residents who are shareholders of the New York Portfolio or the New York Money Market Portfolio will not be subject to New York State or New York City personal income taxes on exempt-interest dividends attributable to interest on tax-exempt obligations of the State of New York and its political subdivisions, as well as certain other obligations the interest on which is considered exempt for New York State and New York City purposes. Exempt-interest dividends are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions.

   The foregoing is only a brief summary of some of the tax considerations generally affecting shareholders of the New York Portfolio and the New York Money Market Portfolio who are New York residents. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

   Pennsylvania Taxes Exempt-interest dividends distributed by the Pennsylvania Portfolio will not be subject to the Pennsylvania personal income tax, the corporate net income tax or to the Philadelphia school district investment income tax to the extent that the dividends are attributable to interest received by the Portfolio from its investments in Pennsylvania municipal obligations and U.S. Government obligations, including obligations issued by U.S. possessions. For Pennsylvania personal income tax purposes, capital gain distributions are treated as ordinary dividends and are taxed at ordinary income tax rates.

   The foregoing is only a brief summary of some of the tax considerations generally affecting shareholders of the Pennsylvania Portfolio who are Pennsylvania residents. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

Other Taxes

   Distributions may also be subject to additional state, local and foreign tax depending on each shareholder's particular situation.

   The foregoing is only a summary of certain material income tax consequences affecting the funds and their shareholders. Prospective shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a fund.

                            ADDITIONAL INFORMATION

   The Trust, an open-end management investment company, is organized as a "Massachusetts business trust" pursuant to a Declaration of Trust dated August 14, 1985. Pursuant to the Declaration of Trust, the Board of Trustees has authorized the issuance of different series of shares, each representing shares in a separate fund. The assets of each fund are segregated and separately managed. Each share of a fund represents an equal proportionate interest in the net assets of that fund with each other share of the same fund and is entitled to such dividends and distributions out of the net income of that fund as are declared in the discretion of the Board of Trustees. Shareholders are entitled to one vote for each share held and will vote by individual fund except as otherwise permitted by the 1940 Act. It is the intention of the Trust not to hold annual meetings of shareholders. The Board of Trustees may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust, and shareholders are entitled to call a meeting upon a vote of 10% of the fund's outstanding shares for purposes of voting on removal of a Trustee or Trustees. The Trust will assist shareholders in calling such a meeting. Shares do not have cumulative voting rights or preemptive rights and have only such conversion or exchange rights as the Board of Trustees may grant in its discretion. Shares are redeemable as set forth under "Redemption of Shares."

   The Trust sends to each of its fund's shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the funds at the end of the reporting period. In an effort to reduce each fund's printing and mailing costs, each fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Service Agent or the Transfer Agent.

   State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian for each fund. Under the custodian agreement with the Trust, the custodian is authorized to establish separate accounts for foreign securities owned by the funds to be held with foreign branches of other U.S. banks as well as with certain foreign banks and securities depositories. For its custody services to the funds, the custodian receives monthly fees based upon the month-end aggregate net asset value of each fund, plus certain charges for securities transactions including out-of-pocket expenses and costs of any foreign and domestic sub-custodians. The assets of the funds are held under bank custodianship in compliance with the 1940 Act.

   Citicorp Trust Bank, fsb, located at 125 Broad Street, New York, New York 10004, serves as the funds' transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the funds, handles certain communications between shareholders and the funds, distributes dividends and distributions payable by the funds and produces statements with respect to account activity for each fund and its shareholders. For these services, the transfer agent receives fees from each fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.



   PFPC Inc, located at P.O. Box 9699, Providence, RI 02940-9699, serves as a sub-transfer agents for the funds. Under the transfer agency agreement, PFPC maintains the shareholder account records for the funds, handles certain communications between shareholders and the funds, and distributes dividends and distributions payable by the funds. For these services, PFPC receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each fund during the month, and is reimbursed for out-of-pocket expenses.


   The New York Portfolio has engaged Primerica Shareholder Services as the sub-transfer agent for PFSI Accounts. This sub-transfer agent is located at 3100 Breckinridge Blvd., Bldg 200, Duluth, Georgia 30099-0062.

                             FINANCIAL STATEMENTS


   The funds' financial information is incorporated by reference to the funds' Annual Reports to Shareholders for the fiscal year ended March 31, 2004 which were filed with the SEC on June 4, 2004, accession numbers, 0001193125-04-098779, 0001193125-04-098906, and on June 7, 2004, accession numbers, 0001133228-04-000265, 0001133228-04-000266, 0000891804-04-001241,
0000891804-04-001244, 0001193125-04-099494.

                               OTHER INFORMATION

   Smith Barney Mutual Funds offers more than 60 mutual Funds. We understand that many investors prefer an active role in allocating the mix of Funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.


   That's why we offer three "styles" of fund management that can be tailored to suit each investor's unique financial goals.


   Classic Series--portfolio manager driven funds

   The Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.



   Research Series--driven by exhaustive fundamental securities analysis

   Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset Management (CGAM) colleagues, the Research funds focus on well-defined industries, sectors and trends.

   Style Pure Series--a solution to funds that stray

   The Style Pure Series funds are the building blocks of asset allocation. Other than maintaining minimal cash or under extraordinary conditions, Style Pure Series funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

                                  APPENDIX A

Ratings of Municipal Bonds, Notes and Commercial Paper

Moody's Investors Service, Inc. ("Moody's"):

   Aaa--Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa--Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A--Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

   Baa--Bonds that are rated Baa are considered medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group ("S&P")

   AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

   AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

   A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

   BBB--Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Fitch Inc.:

   AAA--Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is highly unlikely to be adversely affected by foreseeable events.

   AA--Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

   A--Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

   BBB--Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

   Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

Description of State and Local Government Note Ratings

   Notes are assigned distinct rating symbols in recognition of the differences between short-term and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk--long-term secular trends for example--may be less important over the short run.

Moody's Investors Service, Inc.:

   Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). A short-term rating may also be assigned on an issue having a demand feature, a variable-rate demand obligation. Such ratings will be designated as "VMIG." Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met. Symbols used are as follows:

   MIG/VMIG 1--Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds, superior liquidity support or demonstrated broad-based access to the market for refinancing.

   MIG 2/VMIG 2--Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

Standard & Poor's Ratings Group:

   SP-1--Very strong or strong capacity to pay principal interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

   SP-2--Satisfactory capacity to pay principal and interest.

Fitch Inc.:

   Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

   The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitments in a timely manner.

Fitch's short-term ratings are as follows:

   F1+--Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments. The "+" denotes an exceptionally strong credit feature.

   F1--Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

   F2--Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

   F3--The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                DESCRIPTION OF HIGHEST COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.:

   Prime-1--Issuers (or related supporting institutions) rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Standard & Poor's Ratings Group:

   A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

Appendices B-I--Special Note:

   The following information (set forth in Appendices B-I) is a summary of special factors available at the time of the preparation of this SAI affecting municipal obligations for state-specific portfolios (California, New York and Massachusetts Money Markets, Florida, Georgia, New York and Pennsylvania Portfolios). Also included (set forth in Appendices H-I) is a summary of specific factors, available at the time of preparation of this SAI, affecting municipal obligations for certain U.S. territories including Puerto Rico, the U.S. Virgin Islands and Guam for both state-specific portfolios and the National and Limited Term Portfolios. For any such state and territory, the summary does not purport to be a complete description and is based on information from official statements and other public information relating to securities offerings, finances and bond ratings of issuers within the state and territory. The fund has not independently verified any such information. The respective states and territories typically indicate that budgetary information is based on estimates and projections of revenues and expenditures for a fiscal year and must not be construed as statements of fact; estimates and projections are based upon various assumptions which may be affected by numerous factors, including future economic conditions in the state, territory and the nation, and that there can be no assurance that the estimates will be achieved. Generally, NRSROs base their ratings on information and materials furnished to the agencies and on investigations, studies and assumptions by the rating agencies at a particular point in time. There is no assurance that any such rating remains in effect for a given period of time or that it will not be lowered or withdrawn entirely if, in the judgment of the NRSRO originally establishing the rating, circumstances so warrant. Any such change or withdrawal of the rating could have an adverse effect on the market price of the bonds.

                                  APPENDIX B

Special Considerations Relating to California Municipal Obligations






          RISK FACTORS--INVESTING IN CALIFORNIA MUNICIPAL OBLIGATIONS



   The following summaries are included for the purpose of providing certain information regarding the economic climate and financial condition of the State of California, Puerto Rico, the U.S. Virgin Islands and Guam and are based primarily on information from official statements made available in connection with the issuance of certain securities and other documents and sources and do not purport to be complete. Neither the fund nor the manager has undertaken to verify independently such information and neither the fund nor the manager assumes responsibility for the accuracy of such information. These summaries do not provide information regarding most securities in which the fund is permitted to invest and in particular do not provide specific information on the issuers or types of municipal securities in which the fund invests or the private business entities whose obligations support the payments on alternative minimum tax "AMT"-Subject bonds in which the fund will invest. Therefore, the general risk factors as to the credit of the state or its political subdivisions discussed herein may not be relevant to the fund. Although revenue obligations of a state or its political subdivisions may be payable from a specific project or source, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of the fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations. In addition, a number of factors may adversely affect the ability of the issuers of municipal securities to repay their borrowings that are unrelated to the financial or economic condition of a state, and that, in some cases, are beyond their control.



California Fund Risk Factors





   The following information constitutes only a brief summary and does not purport to be a complete description. Other factors will affect issuers. The summary is based primarily upon one or more publicly available offering statement relating to debt offerings of the State of California (sometimes referred to in this section as the "State"), the latest of which is dated June 9, 2004. The Sponsor has not independently verified such information. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and the State has no responsibility to make payment on such local obligations.



General Economic Conditions



   The economy of the State of California is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in high technology, trade, entertainment, agriculture, tourism, construction and services. Some of the State's significant industries are sensitive to trade disruptions in their export markets, and the State's rate of economic growth, therefore, could be adversely affected.



   A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by, a significant downturn in the performance of the stock markets. The State estimates that stock market related personal income tax revenue declined from $17.6 billion in fiscal year 2000-01 to $5.2 billion in 2002-03.



   Since early 2001, the State has faced severe financial challenges, which may continue for several years. The State experienced an economic recession in 2001 and a sluggish recovery in 2002 and 2003 (with greatest impacts in the high technology, internet, and telecommunications sectors, especially in Northern California); weakened exports; and most particularly, large stock market declines (with attendant declines in stock option values and capital gains realizations). These adverse fiscal and economic factors resulted in a serious erosion of General Fund tax revenues. The three largest General Fund tax sources (personal income, sales and use, and corporate taxes) totaled $72.8 billion in fiscal year 2000-01, were $59.7 billion in 2001-02, were $61.9 billion in 2002-03, and, as of May 13, 2004, are projected to be $67.0 billion in 2003-04 and $71.2 billion in 2004-05.



   It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local governmental budgets.



   Prior Years' Financial Results. Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, a slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, with the State's General Fund taking in substantially greater tax revenue than was initially planned when the budgets were enacted for the fiscal years ended in 1996, 1997, 1998, 1999 and 2000 ($2.2 billion, $1.6 billion,
$2.4 billion, $1.7 billion and $8.2 billion, respectively), and no external deficit borrowing occurred through the end of the five fiscal years prior to 2001-02. The final estimate of 2001-02 revenues and expenditures showed an unprecedented drop in revenues compared to the prior year. The final estimate for the three largest tax sources was $59.7 billion, a drop of over $13 billion from 2000-01, the vast bulk of which was attributable to reduced personal income taxes from stock option and capital gains activity. Consequently, the Department of Finance estimates that, on a budgetary basis, the General Fund had a $2.1 billion deficit at June 30, 2002.



   2002 Budget Act. The 2002 Budget Act initially forecast $79.2 billion in General Fund revenues and transfers and $76.7 billion in expenditures. These revenue estimates proved to be substantially overstated, as expected economic recovery did not occur. The Legislature passed budget adjustment legislation in the spring of 2003, totaling about $10.1 billion in spending reductions, deferrals and funding transfers ($5.1 billion for 2002-03 and $5.3 billion for 2003-04). The largest part of the reductions (including a $1.1 billion deferral into the 2003-04 fiscal year) were for K-12 education funding. Actual revenues and transfers in 2002-03 were $71.9 billion, with expenditures of $77.9 billion.

   2003 Budget Act. The 2003 Budget Act forecasted $73.4 billion in General Fund revenues and transfers and $71.1 billion in expenditures. The 2003 Budget Act addressed its potential $38.2 billion gap between expenditures and resources through a combination of program reductions ($17.6 billion), deficit financing ($10.7 billion), new revenues ($4.5 billion), funding shifts ($4.4 billion) and loans and other borrowing ($2.3 billion).



   At a special election held in October 2003, the Governor of the State, Gray Davis, was recalled and replaced by Arnold Schwarzenegger, who took office in November. Governor Schwarzenegger proposed placing a bond measure on the March 2004 ballot which would authorize the issuance of up to $15 billion of economic recovery bonds to replace the fiscal recovery bonds authorized by the 2003 Budget Act. On March 2, 2004, California voters approved both the fiscal recovery bonds and a related balanced budget amendment described under "Economic Recovery Bonds" below.



   In December 2003, the Governor proposed additional reductions totaling $3.9 billion ($2.3 billion in 2003-04 and $1.6 billion in 2004-05). Of these proposals, approximately $1.366 billion were either not adopted or became unachievable.



   Fiscal Year 2004-05 Budget. The 2004-05 Governor's Budget, released on January 9, 2004, projects General Fund revenues for 2003-04 of $77.6 billion, an increase of $4.3 billion compared with 2003 Budget Act estimates (including a $2 billion increase in major tax revenues due to the improved economic forecast and $3 billion in additional bond proceeds). This budget also forecasts General Fund expenditures for 2003-04 of $78.0 billion, an increase of $6.9 billion compared with 2003 Budget Act estimates (including $2.65 billion in expenditures for vehicle license fee backfill payments to local governments which were suspended by Governor Davis in July 2003, but resumed by Governor Schwarzenegger in November 2003).



   The 2004-05 Budget projected that, in the absence of corrective actions to change existing policies, operating deficits, estimated at $14 billion for fiscal 2004-05, would continue to be incurred. The budget projected General Fund revenues for 2004-05 of $76.4 billion, a decrease of $1.2 billion compared with revised estimates for 2003-04. General Fund expenditures were projected at $76.1 billion, a decrease of $2.0 billion compared with revised estimates for 2003-04. The budget includes $7.3 billion in program reductions and related cost savings in 2003-04 and 2004-05 combined. Finally, the budget proposes a $1.3 billion property tax shift from local governments to schools. These proposed spending cuts are controversial and there can be no assurance which will eventually be enacted by the Legislature.



   In its January 2004 analysis of the 2004-05 Budget, the Legislative Analyst's Office (the "LAO") observed that even with spending reductions, the 2004-05 Budget does not fully address the State's ongoing budget problem--leaving a roughly $6 billion shortfall between expenditures and revenues in 2005-06. The report concludes that additional savings proposals or revenue increases will be necessary to resolve the State's "chronic budget crisis."



   The Governor released the May Revision to the 2004-05 Budget on May 13, 2004. The 2004 May Revision projected an increase of $3.1 billion in anticipated revenue for the current and prior years. This increase was offset by additional pressures on the General Fund primarily due to caseload increases in benefit plans, an increase in the Proposition 98 guarantee, and court cases. The net effect of the changes together with policy changes included in the 2004 May Revision increased the projected reserve at the end of 2004-05 from $635 million to $998 million.



   In its May 2004 report, the LAO commented that on the positive side, the 2004 May Revision has real savings in numerous areas of the budget, and if adopted, it would result in a balanced budget in 2004-05 and leave the State with sufficient economic recovery bond proceeds to address much of the projected structural budget gap for 2005-06. Nevertheless, the LAO observed that it believed that the 2004 May Revision misses an important opportunity to make more meaningful inroads toward eliminating the State's long-term imbalance because the 2004 May Revision relies on less ongoing savings than the January budget, and in other instances, increases the State's future spending commitments. The LAO estimated that the 2006-07 shortfall would approach $8 billion, and that annual operating deficits above $6.5 billion would persist for the forecast period (through 2008-09).



   Future Budgets. It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.



State Indebtedness



   General Obligation Bonds. As of May 1, 2004, the State had approximately $35.0 billion of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $30.7 billion remained unissued as of that date.



   Ratings. As of July 7, 2004, the State's general obligation bonds were rated A3 by Moody's, BBB by Standard & Poor's, and BBB by Fitch Ratings. In May 2004, Moody's upgraded its rating from BAA1 to A3 and stated that the upgrade reflected a now established trend of recovery in the State's economy and tax revenues, as well as an improved state budgetary and liquidity outlook. In December 2003, Fitch Ratings lowered the State's general obligation bond rating to BBB from A citing the State's heavy reliance on the completion of an increased deficit financing, the tremendous amount of measures needed to close a widening budget gap, and the decision to submit the deficit bonds and the balanced budget proposal for the March 2004 election, which would inject another element of uncertainty. In July 2003, Standard and Poor's lowered its rating to BBB from A, citing the lack of progress in adopting a fiscal 2004 budget and the gubernatorial recall election as reasons for the downgrade. However, Standard and Poor's stated that further credit deterioration in the short term is unlikely absent a severe cash flow crisis. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch Ratings will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.



   Economic Recovery Bonds. The California Economic Recovery Bond Act ("Proposition 57") was approved by the voters at the statewide primary election on March 2, 2004. Proposition 57 authorizes the issuance of up to $15 billion in economic recovery bonds to finance the negative General Fund reserve balance as of June 30, 2004, and other General Fund obligations undertaken prior to June 30, 2004.



   The cash flow projections included in the 2004-05 Governor's Budget assume that $12.3 billion of net proceeds from economic recovery bonds will be deposited in the General Fund by June 2004. The State may issue the remainder of authorized economic recovery bonds in future fiscal years. The State's General Obligation Bond Law authorizes the issuance of short-term bond anticipation notes payable from the proceeds of voter authorized bonds. The State may issue long-term bonds under Proposition 57 or bond anticipation notes followed by takeout long-term bonds, depending upon market conditions and timing requirements.



   Repayment of the economic recovery bonds is secured by a pledge of revenues from a one-quarter cent increase in the State's sales and use tax starting July 1, 2004. Fifty percent, or up to $5 billion of future deposits in the reserve fund created by the Balanced Budget Amendment approved by Proposition 58, may be used to repay the economic recovery bonds. In addition, as voter-approved general obligation bonds, the economic recovery bonds will be secured by the State's full faith and credit in the event the dedicated revenue is insufficient to repay the bonds.



   In May 2004, the State issued $7.9 billion of economic recovery bonds, which resulted (due to the sale of bonds at a premium) in the deposit of net proceeds in the General Fund of approximately $8.3 billion. In June 2004, the State offered $3.0 billion of additional economic recovery bonds, which is projected to result in an additional $3.0 billion of net proceeds to the General Fund, for a combined projected General Fund contribution of approximately $11.3 billion. The State may issue the remainder of authorized economic recovery bonds in future fiscal years.



   Commercial Paper Program. Pursuant to the terms of the bank credit agreement presently in effect supporting the State's general obligation commercial paper program, not more than $1.5 billion of general obligation commercial paper notes may be outstanding at any time; this amount may be increased or decreased in the future. As of May 1, 2004, the finance committees had authorized the issuance of up to approximately $20.2 billion of commercial paper notes; as of that date approximately $250 million aggregate principal amount of general obligation commercial paper notes was outstanding.



   Lease-Purchase Debt. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. As of May 1, 2004, the State had approximately $7.3 billion of outstanding lease purchase debt.



   Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. State agencies and authorities had $44.4 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of December 31, 2003.



   Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. With insufficient cash resources to pay the debt service due for previously issued revenue anticipation notes, the State Controller issued $11 billion of Revenue Anticipation Warrants in June 2003 to provide enough additional cash to pay this debt and to pay other State obligations coming due in June 2003 and in the first months of the 2003-04 fiscal year.



   The State issued $3 billion of Revenue Anticipation Notes in October 2003, which matured on June 23, 2004. The most recent cash flow projections prepared by the Department of Finance show that there would be sufficient cash and unused borrowable resources available for use by the General Fund to pay principal of and interest on these notes when due.



   Repayment of Energy Loans. The Department of Water Resources (the "DWR") borrowed money from the General Fund for DWR's power supply program between January and June 2001. DWR has issued approximately $11.25 billion in revenue bonds in several series and in the fall of 2002 used the net proceeds of the revenue bonds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and a loan from the General Fund in the amount of $6.1 billion plus accrued interest of approximately $500 million. Issuance of the DWR revenue bonds had been delayed since mid-2001 by a number of factors, including administrative and legal challenges.



   The loans from the General Fund and the banks and commercial lenders financed DWR's power supply program costs during 2001 that exceeded DWR's revenues from the sale of electricity. The general purpose of the power supply program was to provide to customers of the three major investor-owned electric utilities in the State (the "IOUs") the portion of their power not provided by the IOUs. The power supply program has become self-supporting and no additional loans from the General Fund are authorized. As of January 1, 2003, the DWR's authority to enter into new power purchase contracts terminated, and the IOUs resumed responsibility for obtaining electricity for their customers.



   The primary source of money to pay debt service on the DWR revenue bonds will be revenues derived from customers of the IOUs resulting from charges set by the California Public Utilities Commission. The DWR revenue bonds are not a debt or liability of the State and do not directly, indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.

   Enhanced Tobacco Settlement Revenue Bonds. In 1998, the State (together with 45 other states and certain U.S. jurisdictions) signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future for monetary damages. Tobacco manufacturers agreed to billions of dollars in payments and restrictions on marketing activities. Under the settlement, the companies agreed to pay California governments approximately $25 billion (subject to adjustments) over a period of 25 years. Payments continue in perpetuity, with current projections of $1.2 billion in 2025, steadily increasing each year to $1.6 billion in 2045. Under a separate Memorandum of Understanding, half of the money will be paid to the State and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose).



   An initial sale of 57.6% of the State's tobacco settlement revenues from July 1, 2003, onward, producing $2.5 billion in revenue was completed in January 2003. A second sale of the remaining amount, which produced $2.3 billion in revenue, was completed in September 2003. The 2003 Budget Act authorizes the Director of Finance to make allocations with legislative notification if tobacco settlement revenues are insufficient to cover the cost of the tobacco securitization program. The Legislature is not obligated to make any such requested appropriation in the future.



   Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the State or of any political subdivision is or shall be pledged to the payment of any such bonds.



Local Government



   The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to approximately 10 million (Los Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also 478 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to impose or raise various taxes, fees, charges and assessments without voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.



   Some local governments in California have experienced notable financial difficulties, including Los Angeles County and Orange County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.



   In June 2003, it was determined that insufficient General Fund moneys were available to continue to fund any portion of the vehicle license fee offsets to local governments as of that date. Accordingly, in October 2003, the vehicle license fee paid by taxpayers returned to pre-1999 levels. In his first days in office, Governor Schwarzenegger rescinded the vehicle license fee increase retroactive to October 1 and his 2004-05 Budget proposes to fully fund the backfill payments. Backfill payments totaling $2.65 billion and $4.06 billion are anticipated to be paid to local governments in fiscal years 2003-04 and 2004-05, respectively. The Legislature has authorized the repayment in August 2006 of approximately $1.3 billion that was not received by local governments during the time period between the suspension of the offsets and the implementation of the higher fees.



   The 2004-05 Governor's Budget proposed to increase transfers to school districts by $1.3 billion, with $135 million coming from community redevelopment agencies and the remainder from cities, counties, and other special districts.



   Instead of the 2004-05 Governor's Budget proposal to increase transfers to schools, the Administration and representatives from local government have reached an understanding (which remains subject to approval by the

Legislature) on a proposal to revise the State-local fiscal relationship. This proposal, as outlined in the 2004 May Revision, will reduce the vehicle license fee from 2 percent to 0.65 percent of the value of the vehicle. In order to protect local governments, the reduction in vehicle license fee revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive.



   Under the proposed agreement, for 2004-05 and 2005-06 only, the replacement property taxes that cities and counties receive would be reduced by $700 million. In future years, local governments would receive the full value of the vehicle license fee revenue that they would have received under current law. Also for these two fiscal years, the proposed agreement would require redevelopment agencies to shift $250 million in property tax revenue they would otherwise receive to schools, and special districts would shift $350 million to schools. As part of the proposed agreement, a constitutional amendment (which is currently being developed) would protect local governments' property, sales, and vehicle license fee revenues in future years. An initiative measure that also seeks to protect revenues for local governments has already qualified for the November 2004 ballot.



Constitutional, Legislative and Other Factors



   Newly approved Proposition 58 requires the State to enact a balanced budget, establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance.



   If the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session for that purpose. If the Legislature fails to pass and send to the Governor legislation to address the budget fiscal emergency within 45 days, the Legislature would be prohibited from (a) acting on any other bills or (b) adjourning in joint recess until such legislation is passed.



   Proposition 58 also requires that a special reserve (the Budget Stabilization Account) be established in the State's General Fund. Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues would be transferred by the Controller into the Budget Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization Account reaches $8 billion or 5 percent of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5 percent target. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year.



   Proposition 58 will also prohibit certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as (a) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or (b) inter-fund borrowings.



   The State is also subject to an annual appropriations limit imposed by
Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.



   Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds. There are various types of appropriations excluded from the Appropriations Limit.



   The State's Appropriations Limit in each year is based on the Limit for the prior year, adjusted annually for changes in state per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds.



   The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.



   On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.



   Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Sponsor cannot predict the impact of this or related legislation on the Bonds in the California Trust portfolio.



   Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.



   Future Initiatives. Articles XIII A, XIII B, XIII C and XIII D were each adopted as measures that qualified for the ballot pursuant to the State's initiative process. From time to time, other initiative measures could be adopted that could effect revenues of the State or public agencies within the State.



Pending Litigation



   The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.


                                  INFORMATION

   The sources for the information presented above include official statements and financial statements from the State of California. While the funds have not independently verified this information, the funds have no reason to believe that the information is not correct in all material respects.

                                  APPENDIX C

Special Considerations Relating to Florida Municipal Obligations

  See Special Note prior to Appendix B.

Risk Factors--




  Population



   In 1980, Florida was the seventh most populous state in the U.S. Florida has grown dramatically since then and as of April 1, 2003, ranks fourth with an estimated population of 17.07 million.



  . The U.S. average population increase from 1992 to 2002 was about 1.0% annually, while Florida's average increase was about 2.2% annually.



  . From 1992 to 2002, 88% of Florida's population growth was due to more people moving into Florida than moved out. The remaining 12% was due to the excess of births over deaths.



  . Approximately one-third of the population increase due to the net in-migration was due to people moving to Florida from foreign countries, and the other two-thirds was due to people moving from other states.



  . The working age population (18-64), which grew by approximately 20.2% from 1990 to 2000, represented 53.8% of Florida's total population in 2000. This share is expected to increase 6% in the next decade, to become 48.3% by 2010.



  . The percentage of Florida residents aged 65 and older increased by 18.6% between 1990 and 2000 and is projected to increase by another 22.2% between 2000 and 2010.



Income



  .   Personal income in Florida has been growing steadily the last decade.



  . Florida's real income per person has tracked closely with the U.S. average and has tracked above the southeast.



  . Since 1992, however, Florida's real income per person has been consistently slightly below that of the U.S.



   Florida has a proportionately greater retirement age population than most states. As a result, property income (dividends, interest, and rent), and transfer payments (for example, Social Security and pension benefits) are relatively more important sources of income to persons residing in Florida. Transfer payments are typically less sensitive to the ups and downs of the economy than wages and salaries and other employment income, and, therefore, act as a stabilizing force in weak economic periods.



   The personal income of residents of the various states in the U.S. is frequently used to make comparisons among the various states. However, using personal income to compare Florida to other states can be misleading. Florida's personal income is systematically underestimated. Contributions by employers to employees' pension, profit sharing, and other retirement plans are included in personal income of that employee while the employee is working and earning wages and salary. When those same employees retire, to avoid double accounting, retirement payments to them from those retirement plans are excluded in computing personal income. Florida retirees are more likely to be collecting retirement benefits that they earned in a state other than Florida. As a result, Florida personal income is underestimated.



  .   Florida has no personal income tax.



  .   Florida's real income per person in 2002 was $29,559.

  . The U.S. average real income per person in 2002 was slightly higher at $30,832.



  . Real income per person in the southeast United States in 2002 was slightly lower at $27,683.



  . Florida real income per person increased 1.8% from 2001 to 2002, and total Florida personal income increased 3.9% from 2001 to 2002.



Employment



  . Between 1990 and 2000, Florida's working age population (age 18-64) increased by approximately 23.7% and the number of employed persons in Florida increased approximately 20.2%.



  . Florida is gradually becoming less dependent on employment related to construction, agriculture, or manufacturing, and more dependent on employment related to trade and services.



  . In 1998, 13 of the 20 public companies in Florida generating the most revenue were Fortune 500 companies with headquarters in Florida.



   In 2002, services constituted 44.3% and wholesale and retail trade constituted 17.1% of Florida's total non-farm jobs. The U.S., however, continues to have a greater percentage of manufacturing jobs than Florida. Manufacturing jobs tend to pay higher wages, but service jobs can also pay well and tend to be less sensitive to swings in the business cycle. Florida has a concentration of manufacturing jobs in high-tech and high value-added sectors, such as electrical and electronic equipment, as well as printing and publishing. These types of manufacturing jobs tend to be less cyclical than manufacturing jobs.



  . During the 1990's, Florida became a leader in high-tech industrial employment, ranking first in the southeast U.S. and fifth in the U.S.



  . Computer and electronic products comprised 29% of Florida's export sales in 2002.



  . Florida's primary areas of high-tech employment are in communication services, software and computer-related services, data processing and information services, and communication equipment manufacturing.



  . From 1990 to 1994, Florida's unemployment rate was consistently slightly higher than that of the U.S.



  . From 1995 to 1997, Florida's unemployment rate was generally below that of the U.S.



  . In 1998, Florida's unemployment rate was again very slightly above that of the U.S.



  . From 1999 to 2003, Florida's unemployment rate once again fell below the U.S. unemployment rate.



   Florida's economy has continued to show its strength and resilience. Despite the devastation experienced during the September 11 attacks coupled with the recession, Florida's economy is expected to recover.



  . Trade and services, the two largest employment sectors, currently account for more than half of the total non-farm employment in Florida.



  .   The service sector is now Florida's largest non-farm employment category.



  . From 1998 to 2002, the total number of non-farm jobs increased 8.6% and service jobs increased 11.8%.



  Construction



   In the past, Florida's economy has been highly dependent on the construction industry and construction related manufacturing. This dependency has declined in recent years as a result of continued diversification of Florida's economy. For example, in 1973, total contract construction employment as a share of total non-farm employment was about 10%, in the late 1980's, the share had edged downward to 7.5%, and in 2002, the share was only 5.9%. This trend is expected to continue as Florida's economy continues to diversify.

   Even though the economy as a whole was weakened in the fiscal year ended June 30, 2002, housing starts sharply increased due to low interest rates. In fiscal year ended June 30, 2003, single-family housing starts continued to increase while multi-family housing starts slightly decreased.



  . There were 184,500 single and multi-family housing starts in fiscal year ended June 30, 2002 and 201,000 housing starts in fiscal year ending June 30, 2003.



  Tourism



   Tourism is one of Florida's most important industries. Approximately 75.6 million tourists visited Florida in 2002, a 8.9% increase from 2001. Florida's tourist industry over the years has become more sophisticated, attracting visitors year-round and, to a degree, reducing its seasonality. Due in large part to the fact that Florida does not have a state individual income tax, tourists in Florida are, in essence, additional residents for purposes of determining Florida tax revenues.



   The September 11 terrorist attacks severely weakened Florida's tourist industry. The closure of the nation's airports in the week following the attacks caused travel to come to an abrupt halt. The cancellation of travel plans and the avoidance of crowded places by tourists resulted in a significant drop in the number of visitors coming to Florida. However, tourism is expected to rebound as a result of additional efforts in the form of advertising and travel incentives.



  Revenues and Expenses



   Estimated General Revenue plus Working Capital Funds available to Florida for the fiscal year ending June 30, 2004, total $22,868.9 million. Of the total General Revenue plus Working Capital Funds available to Florida, $20,869.8 million of that is Estimated Revenues. With effective General Revenues plus Working Capital Funds appropriations at $21,273.3 million, including $7.5 million transferred to the Budget Stabilization Fund, unencumbered reserves for the fiscal year ending June 30, 2004, are $1,595.6 million. Estimated General Revenue plus Working Capital Funds available to Florida for the fiscal year ending June 30, 2005, total $23,285.1 million, a 1.8% increase from the fiscal year ending June 30, 2004. The $21,573.6 million in Estimated Revenues represents an increase of 3.4% from the previous year's Estimated Revenues.



  General Revenues and Expenses.



   For the fiscal year ended June 30, 2002, approximately 53% of Florida's revenue was derived from Florida taxes and fees, with grants and other program revenue accounting for the balance. The large majority of Florida General Revenue Funds available to Florida for the fiscal year ended June 30, 2002, were made up of the following taxes:



  .   Sales and use tax - 74%



  .   Corporate income tax - 5%



  .   Intangible personal property tax - 3%



  .   Estate tax - 4%



  .   Documentary stamp tax - 3%



   During the same fiscal year ended June 30, 2002, the large majority of expenditures by the State of Florida were as follows:



  .   Human Services - 32%



  .   Education - 31%



  .   General Government - 14%

  Florida Sales and Use Tax.



   Florida's sales and use tax (6%) currently accounts for Florida's single largest source of tax receipts. In fiscal year ended June 30, 2003, approximately 11.5% of Florida's sales and use tax was designated for local governments and school districts. In addition to this money from the State of Florida, local governments may (by a vote of the residents) assess a 0.5% or a 1.0% discretionary sales surtax within their county.



  . With the exception of the tax on gasoline and special fuels, the receipts from the sales and use tax are credited to either the General Revenue Fund, the Solid Waste Management Trust Fund, or to local governments. Legislation was enacted in 2000 which provides that 2.25% of sales tax receipts are to be deposited in the Revenue Sharing Trust Fund for Counties in lieu of intangible personal property taxes which were so distributed under prior law.



  . For the fiscal year ended June 30, 2003, Florida sales and use tax receipts (exclusive of the tax on gasoline and special fuels) credited to the General Revenue Fund totaled $14,487.5 million, an increase of 2.4% over the fiscal year ended June 30, 2002 collections.



  . For the fiscal year ended June 30, 2003, Florida sales and use tax receipts (exclusive of the tax on gasoline and special fuels) credited to the Solid Waste Management Trust Fund totaled $52.2 million, an increase of 1.2% over the fiscal year ended June 30, 2002 collections.



  . For the fiscal year ended June 30, 2003, Florida sales and use tax receipts (exclusive of the tax on gasoline and special fuels) credited to local governments and school districts totaled $1,892.0 million, an increase of 2.5% over the fiscal year ended June 30, 2002 collections.



  Alcoholic Beverage Tax



   Florida imposes an alcoholic beverage, wholesale tax (excise tax) on beer, wine, and liquor. This tax is one of Florida's major tax sources. Approximately 88% of the revenues collected from this tax are deposited into Florida's General Revenue Fund.



  . Receipts from the alcoholic beverage tax and liquor license fees that were credited to the General Revenue Fund totaled $539.0 million for the fiscal year ended June 30, 2003, an increase of 2.5% from the fiscal year ended June 30, 2002.



  Corporate Income Tax



   Florida imposes an income tax on corporations. All receipts of the corporate income tax are credited to the General Revenue Fund.



  . For the fiscal year ended June 30, 2003, corporate income tax totaled $1,228.1 million, an increase of 0.8% from the fiscal year ended June 30, 2002.



  Documentary Stamp Tax



   Florida imposes a documentary stamp tax on deeds and other documents relating to realty, bonds, certificates of indebtedness, promissory notes, wage assignments, and retail charge accounts. The receipts from the documentary stamp tax are credited mainly to various trust funds. Only 7.56% of these taxes are deposited to the General Revenue Fund.



  . For the fiscal year ended June 30, 2003, receipts from documentary stamp tax collections that were credited to the General Revenue Fund totaled $840.9 million, an increase of 39.5% from the fiscal year ended June 30, 2002.

  Intangible Personal Property Tax



   Florida imposes an annual intangible personal property tax on stocks, bonds, including bonds secured by liens on Florida real property, notes, governmental leaseholds, interests in limited partnerships registered with the Securities and Exchange Commission, and certain other intangibles not secured by a lien on Florida real property. The annual rate of tax is currently 1 mill (a mill is $1.00 of tax per $1,000.00 of property tax value). Florida also imposes a non-recurring 2 mill tax on mortgages and other obligations secured by liens on Florida real property. After reduction for administrative costs incurred by the Florida Department of Revenue, 66.5% of the receipts from the intangible personal property tax are distributed to the General Revenue Fund and the remaining 33.5% are distributed to the County Revenue Sharing Trust Fund.



  . For the fiscal year ended June 30, 2003, receipts from intangible personal property tax collections that were credited to the General Revenue Fund totaled $765.4 million, an increase of 5.3% from the fiscal year ended June 30, 2002.



  Estate Tax



   Florida imposes an estate tax on the estate of a decedent for the privilege of transferring property at death. The estate tax is limited by the Florida Constitution to an amount equal to the aggregate credit or deduction allowable against an estate's federal or other state tax liability. Therefore, an elimination or reduction of the federal estate tax could significantly reduce the revenue from the Florida estate tax. All receipts of the estate tax are credited to the General Revenue Fund.



  . For the fiscal year ended June 30, 2003, receipts from this tax were $558.4 million, a decrease of 25.7% over the fiscal year ended June 30, 2002.



  Communications Services Tax



   On October 1, 2001, a unified tax on communications services became effective. The new communications services tax replaces previous gross receipts and municipal utilities taxes and franchise fees and was designed to be revenue neutral.



  Lottery



   Florida began its own lottery in 1988. Florida law requires that lottery revenues be distributed to the public in prizes, for use in enhancing education, and for costs of administering the lottery.



  . Lottery ticket sales for the fiscal year ended June 30, 2003, totaled an estimated $2,883.4 million, providing education with approximately $966.3 million.



  Tobacco Litigation Award to Florida



   Florida's 1997 tobacco litigation settlement, as amended in 1998, is expected to exceed $11 billion over a 25 year period. The settlement anticipates that Florida will use the proceeds for children's healthcare coverage and other health-related services, to reimburse Florida for medical expenses it has incurred, for mandated improvements in enforcement efforts against the sale of tobacco products to minors, and to promote production of reduced risk tobacco products. A portion of the settlement funds have been deposited in the Lawton Chiles Endowment Fund as a continuing source of funding for services to children and elders, and for biomedical research. As of June 30, 2002, the value of the Lawton Chiles Endowment Fund was approximately $1,293 million.



  Debt-Balanced Budget Requirement



   At the end of the fiscal year ended June 30, 2002, Florida had outstanding approximately $15,422 million in principal amount of net tax-supported debt. Since then, the State has issued approximately $2,511 million in principal amount of net tax-supported bonds.

   Florida's Constitution and statutes require that Florida not run a deficit in its budget, as a whole, or in any separate fund within its budget. Rather, its budget and funds must be kept in balance from currently available revenues each fiscal year. The Governor and Chief Financial Officer are responsible for ensuring that a deficit will not occur in any state fund. After consultation with the revenue estimating conference, either the Governor or the Chief Financial Officer can determine that a deficit has occurred or will occur. If the Chief Financial Officer determines that a deficit has occurred or will occur, he reports his determination to the Governor and then to the Legislative Budget Commission for further action if the Governor does not certify the existence of a deficit within 10 days after the Chief Financial Officer's report. The Governor is required to develop a plan of action to eliminate the budget shortfall for the executive branch and the Chief Justice of the Florida Supreme Court is required to develop a plan of action to eliminate the budget shortfall for the judicial branch within 30 days after the determination that a deficit exits. If the budget shortfall is less than 1.5% of the money appropriated from the General Revenue Fund during a fiscal year, then such deficits are resolved for the executive branch by the Legislative Budget Commission and for the judicial branch by the Chief Justice of the Florida Supreme Court. If the budget shortfall is more than 1.5% of the money appropriated from the General Revenue Fund during a fiscal year, then the budget shortfall is resolved by the legislature.



  Litigation



   Currently under litigation are several issues relating to Florida actions or Florida taxes that put at risk a portion of General Revenue Fund monies. There is no assurance that any of such matters, individually or in the aggregate, will not have a material adverse affect on Florida's financial position. A brief summary of these matters follows.



  Nathan M. Hameroff, M.D., et al. v. Agency for Healthcare Administration, et al.



   This is a class action suit, wherein the plaintiffs challenged the constitutionality of Florida's Public Medical Assistance Trust Fund (PMATF) annual assessment on net operating revenue of free standing out-patient facilities offering sophisticated radiology services. The case went to trial October 2, 2000. On February 5, 2001, the trial court ruled that Florida Statute (S)395.7015 was unconstitutional and disallowed further assessments. Judgment was entered against the Agency on February 15, 2001. The Agency successfully appealed that order to the First District of Appeal, and the Florida Supreme Court denied certiorari of the appellate courts decision. However, during the pending appeal, the plaintiffs returned to the Circuit Court with a new theory of the PMATF being an unconstitutional income tax and prevailed in an order dated December 20, 2002. Additionally, the Circuit Court entered an order on January 7, 2003, finding a subclass of plaintiffs to which the PMATF should have never applied. The Agency has appealed both orders. The potential refund liability for all such suits could total approximately $144 million.



  Savona, et al. v. Agency for Health Care Administration



   The plaintiffs seek reimbursement of differential between Medicare and Medicaid rates for dual-enrolled eligibles. The case was settled on October 6, 2000 and final judgment on the settlement was entered on June 18, 2001. A total of $98 million will be paid by the Agency for Health Care Administration over three years subject to legislative approval. The State's share is 45 percent of the $98 million. The Florida Legislature appropriated $32 million in the 2001-2002 budget for the first installment of the settlement, which was paid on July 27, 2001. The second installment was paid on July 25, 2002.



  State Contracting and Engineering Corp. v. Florida Department of Transportation, et. al.



   State Contracting and Engineering Corp. (SCEC) holds a patent on a Value Engineering Change Proposal (VECP). SCEC claims that the Department of Transportation owes SCEC royalties and compensation for other damages involving the Department's use of the VECP design. The case went to trial on January 28, 2002. The Plaintiff won and a judgment was issued in the amount of $9,111,217. The Department of Transportation transferred approximately $10 million to the court registry to cover the judgment and interest and filed an appeal.

  Riscorp Insurance Company, et. al. v. Florida Department of Labor and Employment Security and Mary B. Hooks consolidated with Florida Hospitality Mutual Insurance Company v. Department of Labor and Employment Security



   The Department of Labor and Employment Security collects assessments on "net premiums collected" and "net premiums written" from carriers of workers' compensation insurance and by self-insurers in Florida. The plaintiffs seek refunds of assessments paid from 1995-1998 of approximately $35 million. On December 27, 2001, the Circuit Court granted plaintiffs' motion for a partial final summary judgment, ruling that the plaintiffs were entitled to deduct ceded premiums from their premium base in calculating assessments paid for years 1995-1998. A stipulated Final Judgment was entered on August 15, 2002, in favor of RISCORP in the amount of $22,475,886. The Department has appealed that Final Order to the First District Court of Appeal. On July 25, 2002, a stipulated Final Judgment was entered in favor of the Florida Hospitality Mutual Insurance Company in the amount of $1,620,869. The Department has appealed that Final Order to the First District Court of Appeal, and the appeal has been consolidated with the RISCORP appeal.



  Paul K. Mateo, et al., v. Florida Department of Revenue



   This is a class action suit challenging the constitutionality of the surcharge imposed pursuant to Section 212.0606 Florida Statutes, and seeking a tax refund of sales taxes paid on the lease of motor vehicles that included that certain $2.00 surcharge. The Plaintiff's Complaint and subsequent Amended Complaint were dismissed in the trial court, the latter with prejudice. The Plaintiff has timely appealed the trial court's dismissal. The appeal was set for oral arguments on September 18, 2002. The Plaintiff lost the appeal and the case was settled in favor of the Department of Revenue.



  Transitions Optical, Inc. v. Florida Department of Revenue



   This is a class action suit challenging the imposition of ad valorem county taxes on computer software, and seeking a tax refund of all such ad valorem taxes previously paid. On August 25, 2000, the trial court granted Plaintiff's Motion for Clarification and for Reconsideration and Rehearing and Dismissing Complaint with Prejudice. The Plaintiff timely appealed the trial court's dismissal on September 18, 2000. Pepperidge Farm is a co-Plaintiff in this case and has a concurrent case in Polk County, which is currently on appeal to the Second District Court of Appeals. Potential loss to the counties of the State may be in excess of $25 million.



  Rendon v. Florida Department of Transportation



   The Plaintiffs seek a declaratory judgment that the surtax charged for a disabled parking permit is illegal and violates the Americans with Disabilities Act of 1990. On November 14, 2001, the trial court granted plaintiffs' motion for summary judgment. On February 25, 2002, the Department of Transportation appealed the decision to the Third District Court of Appeal. On October 30, 2002, the Third District Court of Appeals reversed the decision and granted summary judgment in favor of the Department of Transportation. Plaintiff has petitioned the Supreme Court for jurisdiction. The estimated loss to the State could be in excess of $25 million.



  Pharmaceutical Research and Manufacturers of America v. Rhonda M. Medows & Bob Sharpe (in their official capacities) Agency for Health Care Administration



   Plaintiff is challenging the recent Medicaid preferred drug list on constitutional and civil rights grounds. Complaint was filed August 7, 2001. A decision finding for the Agency on all counts was rendered on December 28, 2001. Plaintiff appealed this case to the U.S. Eleventh Circuit Court of Appeals. The appellate court upheld the decision in favor of the defendants on September 6, 2002. Plaintiff filed a petition for a writ of certiorari in the U.S. Supreme Court on December 5, 2002, to which the Agency responded on
January 8, 2003. Although this lawsuit does not claim money damages, the fiscal impact to Medicaid could be as high as $300 million annually on anticipated savings to the pharmacy program if an injunction is rendered against the Agency.

  St. Paul Surety v. Florida Department of Transportation



   This is a pre-suit claim arising out of Cone Constructors, Inc. v. FL Dept of Transportation. In that case, the Florida Department of Transportation terminated Cone Constructors, Inc. on a construction contract involving a portion of the Suncoast Parkway. Cone Constructors, Inc. sued claiming breach of contract and wrongful termination. Subsequent to the initial court filings, the contractor filed for bankruptcy and the Department was able to settle the dispute with the bankruptcy trustee for a payment of $575,000. However, once Cone Constructors, Inc. was terminated, St. Paul was required to finish the project and did so. It now alleges that it has incurred losses on the project, for which it is seeking damages from the Department. Estimated loss to the State could be in excess of $25 million.



  Traylor Brothers, Inc. v. Department of Transportation



   The Department of Transportation contracted with Plaintiff to construct a 'signature' bascule bridge over the Intercoastal Waterway in Fort Lauderdale, Florida. Plaintiff has sued the Department for breach of contract alleging, among other things, that the contract documents contained errors, defects, and omissions and failed to disclose the complexity of the project, that the Department failed to properly administer and coordinate the construction activities under the contract, and that there were differing site conditions. Discovery has been undertaken by both parties. Plaintiff has not filed its Qualified Acceptance Letter setting forth its claims. Potential loss to the State is estimated at $30 million.



  Graves Brothers v. Florida Citrus Commission



   Five citrus blenders filed a challenge to the "box tax" of the Florida Citrus Commission pursuant to Section 601.15 of the Florida Statutes. The complaint states that the tax is an illegal imposition upon compelled speech. The case has been transferred to Polk County. The final hearing in this case is set for June 2003. Potential loss to the State is estimated at $100 million.



  Deficit Fund Equity



   The Principal State School Trust Fund has a deficit fund balance of approximately $150 million. This deficit is the result of establishing an advance for potential future claims on a portion of cash transfers received from Unclaimed Property Trust Fund. Projected collections continue to exceed projected claim payments.



   The Hotel and Restaurant Trust Fund has a deficit fund equity of approximately $3.7 million. Fee revenues have not been sufficient to cover the costs of the fund. Cost-cutting measures and increased fees are being implemented and proposed to eliminate the deficit.



   The State Employees Health Insurance Trust Fund has a deficit of approximately $43 million. The deficit is a result of insurance claims exceeding insurance premiums. Amounts were appropriated for the fiscal year ended June 30, 2003 to address this deficit.



  Bond Ratings



   Florida maintains a bond rating of Aa2, AA+, and AA from Moody's Investors Service, Standard & Poor's Corporation, and Fitch, Inc., respectively, on all of its general obligation bonds. While these ratings and some of the information presented above indicate that Florida is in satisfactory economic health, there can be no assurance that there will not be a decline in economic conditions or that particular Florida Municipal Obligations purchased by the Fund will not be adversely affected by any such changes.



  Information



   The sources for the information presented above include official statements and financial statements of the State of Florida. While the Sponsor has not independently verified this information, the Sponsor has no reason to believe that the information is not correct in all material respects.

                                  APPENDIX D

Special Considerations Relating to Georgia Municipal Obligations

  See Special Note prior to Appendix B

                                    OUTLOOK

   The stable outlook reflects Georgia's underlying economic strength and conservative management. This is in keeping with Standard & Poor's expectation that management will take swift corrective action if aggressive revenue estimates for fiscal 2004 do not materialize. Standard & Poor's has noted the state's commitment to bring expenditure growth in line with available revenues.

                                   RATIONALE

   The 'AAA' rating on Georgia's series 2003A and 2003B GO bonds is based on the full faith, credit, and taxing powers of the state.

   In addition, the rating reflects:

   The state's broad-based and diverse economic base, which has experienced stagnant growth from 2001-2003;

   A low debt burden;

   Conservative financial management; and

   A commitment to maintaining strong reserve levels.

   The state's stable employment base, low average cost of living, and extensive transportation infrastructure were driving factors for the diversified economic growth through fiscal 2000. Starting in 2001, employment growth leveled to 0.02%, compared with an average of 4.2% between 1995 and 2000. Georgia's population, 8.5 million in 2002, has grown 30% since 1990. The economy is well diversified, with the presence of many major corporate headquarters. However, employment declines in information/telecommunications, retail, public utilities, and other services contributed to a 2.2% decline in employment as of 2002. Unemployment spiked up to 5.2% in 2002 and is estimated to peak in 2003 at 5.5%. Based on 2004 budget assumptions, employment growth is expected to rebound to about 3%, which is in line with projections by Economy.com. This is above earlier projections that showed growth averaging 1.4% from 2003-2006.

   With a slowing economy, tax and fee revenue collections for fiscal 2002 fell 4.7%, but less than anticipated. This was the first decline in state revenues since 1953. Revenue collections show that the economy hit bottom in fiscal 2002, with collections $642.1 million below 2001 actual results. Income tax and sales tax revenues were $443.4 million and $293 million, respectively, less than 2001 levels.

   In terms of appropriations, education increased by $555 million, but overall expenditures increased by just $85.3 million. Starting in fiscal 2002, the state implemented an across-the-board 10% cut to all agency appropriations, with lesser cuts going to education. These reductions were carried forward into fiscal 2003.

   The midyear adjustment and revenue shortfall reserves are fully funded at an estimated $140 million and $700 million, respectively. When included with a $175 million surplus carried over from fiscal 2002, the state had strong flexibility with $1.014 billion (budgetary basis) of cushion going into fiscal 2003. In fiscal 2003, the midyear adjustment reserve has been used and the revenue shortfall reserve reduced to $420 million by year-end.

This is net of $138.1 million appropriated for use in fiscal 2003 and about $142 million budgeted for fiscal 2004. The midyear adjustment reserve, funded at 1% of annual revenues, has a balance of $138 million in 2004.

   The 2004 budget assumes total revenue of $16.1 billion, no increase over fiscal 2003 revenues. Net revenues, however, are 7% higher than 2003, driven by increases in sales and income tax revenues. Additionally, revenues include $351 million from revenue enhancements and new sources and a $193.5 million increase in lottery revenues. Standard & Poor's Ratings Services views the state's estimates as somewhat ambitious, particularly when compared with the much lower revenue growth expectations of other states.

   Proceeds of the bonds will be used to finance a variety of capital projects, such as higher education, ports, transportation, and tourism. Georgia's overall debt burden remains low at $785 per capita, 1.1% of full value, and 2.7% of personal income. Debt service carrying charges by policy are also low at less than 5% of expenditures. Amortization is rapid, with 71% of outstanding debt retired within 10 years.

                                    ECONOMY

   Georgia's economy is well diversified, with the presence of many major corporate headquarters, including Delta Air Lines (26,237 employees), BellSouth Corp. (24,011), Fort Benning (33,800), Emory University (13,619), Mohawk Industries Inc. (18,000), Shaw Industries Inc. (23,500), and The Southern Co./Georgia Power (8,628). Other leading employers include Wal-Mart Stores Inc. (40,800), AT&T Corp. (10,455), and three other installations with a combined employment of 65,009.

   The state's economy and employment trends, however, remain stagnant. Employment declined 2.2% after no growth in 2001 and 0.2% growth is projected in 2003. Unemployment has peaked at 5.5% in 2003. The trend reflects 22 months of negative employment growth. Personal bankruptcies have risen between 2001 and 2003.

   The telecommunications industry has placed downward pressure on the economy. On the service side of the industry, more than 16,000 jobs have been lost. The equipment segment has shed 5,000 jobs. Many of the lost jobs were high paying, factoring into the decreased demand for services and retail.

   Recent layoffs include 300 jobs at Cingular and 500 jobs at BellSouth.

   The retail sector is also weak. Since peaking in 2000, retail has shed more than 20,000 jobs, a 4% decline. However, the sector has been hit harder during this recession than in 1991. As many as 14 K-Mart stores have closed and J.C. Penney Co. Inc. has cut 1,200 jobs.

   Population-based industries continue to grow, fueled by steady in-migration. The state ranks fifth in the nation in terms of in-migration. Service companies, particularly health and education, continue to grow. However, business services are down, reflecting a decline in the demand for services and equipment.

   The military remains a stabilizing factor in the economy, with 13 military bases and several defense contractors located in the state. However, local economies have been hit by the war in Iraq, with more than 25,000 personnel deployed to the Middle East. There has been a significant decline in the demand for personal services around the bases.

                                   FORECAST

   The recovery of Georgia's economy is expected to follow the nation's. Job growth is expected to resume to 2.8% in 2004, just behind the rest of the nation. The state is projecting robust recovery in employment and consumer and business spending in fiscal 2004. The state economist feels that signs are right for recovery in the business sector.

   Previous growth and expansion have not come without challenges, including infrastructure demands. Suburban sprawl; traffic congestion; and limited regional mass-transit systems in the Atlanta area, which accounts for 55% of the state's jobs; have led to elevated pollution levels and caused Georgia to fall out of compliance with federal clean air standards, resulting in building moratoria and a loss of federal highway funds. The state is undertaking a major highway program in the Atlanta metropolitan area to help alleviate some of the congestion.

                                   FINANCES

   Fiscals 1995-2001 closed with substantial general fund operating surpluses, increasing the unreserved general fund balance to about $1.6 billion. In the 2001 session, the General Assembly changed the revenue shortfall reserve to not less than 3%, but not more than 5%, from 4% of net revenues. At June 30, 2002, the unreserved general fund balance plus the revenue shortfall reserve totaled about $1.4 billion, or 8.5% of expenditures. With budgeted, planned withdrawals, and use of the shortfall reserve in fiscals 2003 and 2004, the ending balance will decrease to $420.1 million from the $700.2 million balance in fiscal 2002.

   For fiscal 2001, the state reported an operating deficit of $227 million in the general fund, as revenue growth slowed. About $100 million of the fiscal 2001 deficit is attributable to a change in accounting for encumbrances, which also resulted in a net $1.6 billion positive adjustment to the fund balance. Reserves, at June 30, 2001, again increased over the prior year, with the midyear adjustment reserve reaching $147 million, the revenue shortfall reserve $734 million, and the unreserved balance $1.43 billion--total reserves of $2.3 billion, or 11.1% of expenditures. Such reserves provide substantial financial flexibility and cushion.

   In fiscal 2002, revenues were $642.1 million below 2001 actual results. Income tax and sales tax were $443.4 million and $293 million, respectively, less than 2001 levels. In terms of appropriations, education increased by $555 million, but overall expenditures increased by just $85.3 million. In response, management implemented an across-the-board 10% cut to all agency appropriations, with lesser cuts going to education. These reductions were carried forward into fiscal 2003.

   The state has revised fiscal 2003 revenue estimates downward, $620 million below the revenues in the proposed budget. Improvements enacted to the tax collection system increased revenue collection by $236 million. Tax decreases enacted in 2002 decreased revenues by $110 million. Through 11 months of fiscal 2003, revenues are off by $265 million over fiscal 2002. The estimated impact of the recession on revenues was a reduction of $214 million. The state had budgeted to be down $172 million by year-end. To meet budget, revenues will have to increase $93 million. The shortfall reserve will be used to close the gap.

   In the fiscal 2004 budget, the state assumes resuming strong revenue growth, with net revenues up $1 billion over estimated 2003 revenues to $14.8 billion, a 7% increase. The state also assumes 2% plus growth in employment and 2%-3% growth in wages and salaries, which the state interprets as leading to income tax revenue growth of 6%-7% for the year. Corporate income taxes are expected to be bolstered by increasing profits and show a pattern of increased strength.

   Sales tax revenues are also expected to increase at a strong pace compared with the past two years. Consumer spending is expected to increase after an almost two-year trough starting in fiscal 2001. The state also expects business spending on equipment to increase modestly, boosting overall sales tax growth. In fact, the state believes that sales tax revenues will rise more than income tax revenues.

   Additionally, the budget includes revenue enhancements totaling $351 million, and the use of $142 million from the revenue shortfall reserve. The new revenues include:

   $180 million in new and increased tobacco taxes,

   $26.1 million in new wholesale-level taxes on motor fuel,

   $12.8 million in minor fee adjustments, and

   $132 million in onetime revenues from a shift in the date for submission of employers' withholding taxes.

   On the appropriation side, agencies will absorb additional cuts of 1.75% in fiscal 2004. Growth pressures on the expenditure side include Medicare and Medicare affected by the uncertainty of full federal reimbursements. Standard & Poor's sees risk in the fiscal 2004 budgeted revenue estimates, which compared with other states are aggressive at 7% growth in net revenues. The state would tap the revenue shortfall reserve in the event that collections are less than estimated.

                                     DEBT

   Georgia's overall debt burden remains low at $779 per capita and 2.8% of personal income. Principal amortization is faster than normal, with 67% of debt retired in 10 years. Under the Georgia Constitution, maximum annual debt service for all GO and guaranteed debt may not exceed 10% of the prior year's revenues. Debt service carrying charges remain low at less than 4% of general government expenditures in fiscal 2001. The Georgia State Financing and Investment Commission, which includes the governor, senate president, and house speaker, is responsible for the issuance of all of the state's public debt.

                               LEGAL PROCEEDINGS

   Georgia is involved in certain legal proceedings that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. An adverse final decision could materially affect the State's governmental operations and, consequently, its ability to pay debt service on its obligations.

                                  INFORMATION

   The source for the information presented above is derived from an NSRO. While the funds have not independently verified this information, the funds have no reason to believe that the information is not correct in all material aspects.

                                  APPENDIX E

Special Considerations Relating to New York Municipal Obligations

  See Special Note prior to Appendix B


   Risk Factors--The following information represents special considerations regarding investment in New York municipal obligations. This information provides only a brief summary, it does not purport to be a complete description and is largely based on information drawn from Official Statements relating to securities offerings of New York municipal obligations available as of the date of this Prospectus. The Sponsor has not independently verified the accuracy and completeness of the information contained in such Official Statements.



   There can be no assurance that current or future statewide, regional or national economic difficulties, and the resulting impact on New York State (the "State") or local government finances generally, will not adversely affect the market value of New York municipal obligations held by the Trust or the ability of particular issues to make timely payments of debt service on these obligations.



  Economic Trends



   Over the long term, the State and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State is the third most populous state in the nation and historically has been one of the wealthiest. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City also has had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.



   The State for many years has had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.



New York State



  The New York Economy



   Like most states, New York continues to face significant fiscal challenges. The national recession, in conjunction with the economic dislocation caused by the September 11 attacks, produced consecutive year-to-year declines in total tax receipts. Costs for employee pensions have increased dramatically, while Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and the jobless recovery that has followed. New York's fiscal difficulties were also compounded by last year's enacted budget process that resulted in spending growth in excess of recurring revenues. Nevertheless, flexible reserves, significantly increased when times were good, have not been depleted.



   At the beginning of 2003, the State labor market appeared to be improving. For example, the size of the State's employment loss for the fourth quarter of 2002 was estimated at about 44,000 from the same quarter of the prior year, compared with a 136,000 decline reported for the first quarter of the year. However, the employment growth anticipated by the State's Division of the Budget (the "DOB") failed to materialize, in part due to the geopolitical uncertainties. The State's unemployment rate was 6.3 percent for 2003, 0.4 percentage points higher than projected. Personal income was also lower than forecast, despite higher than expected inflation. Overall, the performance of the New York economy was in line with expectations. Employment losses have stabilized, however, and growth is evident in several sectors. State nonagricultural employment is projected to rise 0.8 percent in 2004, the first increase in four years. Moreover, with the first sustained rise in equity prices in three years and interest rates remaining low, the outlook for the finance industry has brightened, improving prospects for bonuses and wages. Bonuses in the finance and insurance sector are projected to rise 11.7 percent in 2004-05, following growth of 23.2 percent for 2003-04. Total New York wages are expected to grow 5.1 percent in 2004, the best performance in four years. Personal income is also expected to increase by 5.1 percent in 2004, primarily reflecting the strength in wage growth. While the State's rate of economic growth was somewhat slower than that of the nation for calendar years 1990 through 1998, the situation has been improving in recent years. In 1999, for the first time in 13 years, the economic growth rate of the State surpassed the national growth rate, and in 2000, the rates were essentially the same. In 2001, while the September 11 attacks resulted in a slowdown in New York that was more severe than to the nation as a whole, the gap between the national and State growth rates continues to narrow.



   The risks to the State economic forecast are substantial. Chief among them is a more prolonged downturn in the financial sector than is currently projected, producing sharper declines in both employment and compensation. Since financial sector activity remains the largest risk to the State forecast, continued weakness in this sector would have a significant impact on the State's prospects for economic recovery, while a sharp improvement in profits for the financial industry would likely have a significant beneficial impact on the State's economy. Moreover, significant numbers of business relocations out of the State would likely result in slower job and income growth as well. The DOB believes that although the State is emerging from recession, the most recent data signals a more sluggish recovery than projected. The volatility of the financial markets is a significant source of risk to the State forecast. If the recent rise in equity prices and financial services activity fails to be sustained, industry profitability and associated compensation could be lower than anticipated. In addition, weaker than expected growth for both the national and international economies also could delay the onset of the State's recovery. This would result in even slower employment and income growth than projected. In contrast, a stronger national economy than expected could result in stronger equity market growth and, in turn, a stronger demand for financial market services, fueling stronger income growth in that sector.



   The State also has noted that there are additional risks to its forecast resulting from the uncertainties in the national economy as a whole. In particular, significant risks to the current economic forecast include: (i) global political instability, including the uncertain post-war environment in Iraq, and the Middle East in general; (ii) higher energy prices, which could delay the global recovery, reducing export growth below expectations; (iii) weakness of consumer spending or a failure of investment spending to commence growth during the year, which could result in a return to recessionary conditions; and (iv) the potential for future terrorist attacks on U.S. soil.



  The 2003-04 State Financial Plan (current fiscal year) and Forecast for 2004-2006



   On March 31, 2003, the State Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for the entire 2003-04 fiscal year. On May 2, 2003, the Legislature completed action on the remaining appropriations and accompanying legislation constituting the budget for the 2003-04 fiscal year. The Governor vetoed substantial portions of the budget revisions enacted by the Legislature, but the Legislature overrode the vetoes on May 15, 2003. Accordingly, the DOB issued the Enacted Budget Financial Plan ("State Financial Plan") on May 28, 2003, that reflected final action on the 2003-04 state budget by the Legislature. On July 30, 2003, the DOB issued the First Quarterly Update to the 2003-04 State Financial Plan ("July Update"), on October 30, 2003, the DOB issued the Mid-Year Update to the 2003-04 State Financial Plan ("Mid-Year Update") and on January 26, 2004, the DOB issued the Third Quarterly Update to the 2003-04 State Financial Plan ("January Update"). On May 5, 2004, the DOB issued a supplement to the January Update ("May Supplement"). The 2003-04 Governor's Executive Budget (the "Executive Budget") reflected recommendations to close a combined 2002-03 and 2003-04 budget gap of over $11.5 billion. These recommendations included savings from a spending restraint of $6.3 billion, tobacco securitization proceeds of $3.8 billion, and revenue/fund increases of $1.4 billion. Assuming these budget recommendations were enacted in their entirety, the Executive Budget projected potential outyear budget gaps of $2.8 billion in 2004-05 and $4.1 billion in 2005-06.



   According to the May Supplement, the DOB now estimates that the State ended the 2003-04 fiscal year on March 31, 2004, with a General Fund operating surplus of $308 million, or $47 million above the level projected in the January Update. The General Fund ended the 2003-04 fiscal year with a balance of $1.1 billion. The closing balance consists of dedicated balances held in the Tax Stabilization Reserve Fund ($794 million), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($262 million). The surplus, which is transferred separately from the 2003-04 fiscal year to the 2004-05 fiscal year through the tax refund reserve account, is not part of the closing balance.



   Total General Fund receipts, including miscellaneous receipts and transfers from other funds, reached $42.33 billion in 2003-04. Year-end receipts were $57 million, or 0.1 percent, above the January Update. The variance results from higher-than-expected tax collections partially offset by lower-than-expected miscellaneous receipts collections ($44 million). In comparison to the State Financial Plan estimates, total General Fund receipts exceeded the forecast by $587 million, or 1.4 percent. The variance reflects the receipt of the $645 million federal revenue sharing grant, the acceleration of $400 million in tobacco securitization proceeds, and a net increase in tax, transfer and miscellaneous receipts collections ($298 million) partially offset by additional deposits into the tax refund reserve account ($756 million).



   Spending in the General Fund was $42.06 billion in 2003-04, an increase of nearly $8.3 billion over 2002-03. The annual impact of payment deferrals, which had the effect of lowering 2002-03 spending by $1.9 billion and increasing 2003-04 spending by the same amount, accounted for $3.8 billion (46 percent) of the annual increase. Aside from the payment deferrals, Medicaid spending, driven mainly by caseload, utilization, and inflationary pressures, increased by nearly $2.3 billion, followed by growth in federal education aid, State pension costs, and pass-through aid related to World Trade Center recovery efforts.



   The recently enacted federal economic stimulus legislation provides $20 billion nationwide in fiscal relief to states, of which the DOB expects New York to receive $2.1 billion over the next two State fiscal years. In order to manage cash flow, assure budget balance in the current fiscal year, and begin to address significant 2004-05 and 2005-06 budget gaps, the Governor has developed a fiscal management plan to reduce State operations costs, curtail non-essential spending, and identify other cost containment actions to bring the General Fund into balance. Based on the latest 2004-05 budget projections prior to Executive Budget recommendations to balance the budget, and after reflecting agreement on additional revenues from the consensus revenue process of $150 million to $500 million and new collective bargaining costs from pending labor agreements, the 2004-05 budget gap is roughly $5 billion and the 2005-06 gap is roughly $6.7 billion. The Governor's 2004-05 Executive Budget recommendations would completely balance the 2004-05 budget, and reduce the 2005-06 budget gap to roughly $2.9 billion.



  Special Considerations



   The attacks of September 11 and the lingering effects of the national recession are expected to have continued adverse financial consequences for the State. The DOB believes that their impact is adequately reflected in the current financial forecast, but the combined effect of both factors introduces significant uncertainty into the current State Financial Plan estimates. In the long term, the most significant risk is the possible loss of important economic activity in the State.



   Another uncertainty is the assumed performance of the financial sector. The securities industry is more important to the State economy than to the national economy as a whole, amplifying the impact of continued volatility in the financial markets. The continuing erosion of investor confidence has had a major impact on Wall

Street and the City economy. A further reduction in financial sector jobs coupled with a large negative change in stock market performance during the forecast horizon would result in wage and unemployment levels that are significantly different from those embodied in the current forecast. Equity market instability (fueled by poor earnings, accounting concerns, and fears of further terrorist attacks), a further escalation of tensions in the Middle East, and the resultant upward pressure on energy prices, a weakening of growth in consumer spending, and a failure of investment spending to rebound are all factors that are combining to produce a potential return to recessionary conditions. If global tensions resolve quickly, equity markets could strengthen more quickly than expected. If not, financial sector weakness, combined with weak domestic and global demand for State goods and services, will continue to have an adverse impact on the State's economic recovery.



   Recent events have increased the risks to the forecast for both employment and wages. Although the war with Iraq has ended, the threat of future terrorist acts still remains. Another attack targeted at New York City would once again disproportionately affect the State economy. Any other such shock that would have a strong and prolonged impact on the financial markets would also disproportionately affect New York State, resulting in lower income and employment growth than reflected in the current forecast. In addition, if the national and world economies grow more slowly than expected, demand for New York State goods and services would also be lower than projected, dampening employment and income growth relative to the forecast. In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with increased activity in mergers and acquisitions and IPOs is possible, resulting in higher wage growth than projected.



   The State's economic expansion is just starting to gain momentum, and forecasting at or near a business cycle turning point is fraught with risk. Moreover, the financial markets, which are so pivotal to the direction of the downstate economy, are currently in a state of extreme flux. In the wake of several high-profile scandals, the pace of both technological and regulatory change is as rapid as it has ever been. These circumstances compound even further the difficulty in projecting industry revenues and profits.



   Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.



  Ratings



   Standard & Poor's, Moody's and Fitch Ratings currently rate the State's general obligation bonds AA, A2 and AA-, respectively.



   On December 19, 2000, Standard & Poor's revised its rating on the State's general obligation bonds from A+ to AA. On February 5, 2004, Standard & Poor's reaffirmed its AA rating and its negative outlook on the State's general obligation bonds. On December 6, 2002, Moody's revised its outlook on the State's general obligation bonds to stable from positive. On June 12, 2003, Moody's reaffirmed its A2 rating and its stable outlook on the State's general obligation bonds. On June 5, 2003, Fitch Ratings revised its rating on the State's general obligation bonds from AA to AA-. On June 13, 2003, Fitch Ratings reaffirmed its AA- rating on the State's general obligation bonds.



New York City



  Overview



   The City, with a population of approximately 8.0 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.



   The Mayor is responsible for preparing the City's financial plan, including the City's current financial plan for the 2003 through 2007 fiscal years. Implementation of the financial plan is dependent upon the City's ability to market its securities successfully. The financial plan is also dependent upon the ability to market the securities of other financing entities, including the New York City Municipal Water Finance Authority (the "Water Authority") which issues debt secured by water and sewer revenues. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, Water Authority and other bonds and notes will be subject to prevailing market conditions. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.



  The 2004-08 Financial Plan



   For the 2003 fiscal year, the City's General Fund had an excess of revenues over expenditures of $1.422 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2003 fiscal year is the twenty-third consecutive year that the City has achieved an excess of revenues over expenditures, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.



   As required by law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. On June 30, 2003, the City submitted to the State Financial Control Board (the "Control Board") the June Financial Plan for the 2003 through 2007 fiscal years (the "June Financial Plan"), which relates to the City and certain entities which receive funds from the City, and which reflects changes as a result of the City's expense and capital budgets for the 2004 fiscal year which were adopted on June 27, 2003. The June Financial Plan projects revenues and expenditures for the 2003 and 2004 fiscal years balanced in accordance with GAAP, and projected gaps of $2.0 billion, $3.2 billion and $3.3 billion for fiscal years 2005 through 2007, respectively. This pattern of current year surplus operating results and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved surplus operating results, before discretionary transfers, for each fiscal year. The June Financial Plan reflected reductions made during fiscal year 2003 in projected revenues for fiscal year 2004 and subsequent fiscal years of greater than $2 billion annually and annual increases in projected net expenditures of greater than $1 billion. The reduction in projected revenues was primarily due to a decline in projected tax revenues reflecting the September 11 attacks and a continued weak economy, which had resulted in lower wage earnings, lower corporate earnings, local job losses, a disruption in tourism and related spending and a decline in financial services sector profits and employee income.



   On April 29, 2004, the City submitted to the Control Board the Financial Plan for the 2004 through 2008 fiscal years (together with the June Financial Plan, as subsequently modified by financial plans submitted to the Control Board on November 18, 2003, and January 23, 2004, the "City Financial Plan"), which relates to the City and certain entities which receive funds from the City. The City Financial Plan projects revenues and expenditures for the 2004 and 2005 fiscal years balanced in accordance with GAAP, and projects gaps of $3.8 billion, $4.2 billion and $3.6 billion for fiscal years 2006 through 2008, respectively, after implementation of a gap-closing program, a proposed property tax rebate and a pay-as-you-go expenditure program for school construction capital costs. Increases in projected revenues since the June Financial Plan total $1.8 billion, $1.6 billion, $1.0 billion and $1.0 billion in fiscal years 2004 through 2007, respectively, including an increase in projected tax revenues of $1.4 billion, $1.0 billion, $876 million and $901 million in fiscal years 2004 through 2007, respectively, resulting primarily from increases in personal income and business tax revenues, primarily due to improved securities industry profits and the improving local and national economy, and increases in mortgage recording, real property transfer and sales tax revenues. In addition, projected net expenditures have increased since the June Financial Plan by $822 million, $1.9 billion, $1.8 billion and $2.2 billion in fiscal years 2005 through 2007, respectively.



   The City Financial Plan sets forth gap-closing actions to eliminate the previously projected gap for the 2005 fiscal year and to reduce previously projected gaps for fiscal years 2006 and 2007. The gap-closing actions include:
(i) reduced agency expenditures or increased revenues totaling approximately $324 million in each of fiscal years 2004 and 2005 and approximately $195 million in each of fiscal years 2006 and 2007; and (ii) assumed additional federal assistance totaling $150 million and State assistance totaling $400 million in each of fiscal years 2005 through 2007, which require the approval of the federal and State governments. The additional federal actions assumed in the City Financial Plan could include increased education, homeland security and other federal assistance. Additional State actions could include Medicaid cost containment, the State takeover of the City's funding of Medicaid long-term care and Family Health Plus or other State assistance. The gap-closing actions set forth in the City Financial Plan are partially offset by a proposed property tax rebate for homeowners totaling between $250 million and $263 million in each of fiscal years 2005 through 2007 and a pay-as-you-go expenditure program for school construction capital costs reflecting increases of $100 million in fiscal year 2004 and $200 million in each of fiscal years 2005 through 2007.



   The City Financial Plan also reflects legislation enacted by the State Legislature, over the Governor's veto, pursuant to which the Local Government Assistance Corporation ("LGAC") is to make available to the City or its assignee $170 million annually. The City intends to assign the $170 million annual payment to the Sales Tax Asset Receivable Corporation ("STAR Corp."), a local development corporation created to issue bonds to finance the cost of debt service on bonds of the Municipal Assistance Corporation for the City of New York ("MAC") otherwise payable from City sales tax revenues. The STAR Corp. financing would make available to the City approximately $1 billion in fiscal year 2005 and $500 million annually in fiscal years 2006 through 2008 by reducing the amount of City revenues retained by MAC for its debt service or reimbursing the City for revenues already retained in the 2004 fiscal year. On August 6, 2003, the LGAC directors adopted a resolution stating that LGAC would not make the $170 million annual payment to the City, expressing legal and policy concerns with the legislation. On August 13, 2003, LGAC, its Chairperson, the DOB and its Director sued the City and the STAR Corp. challenging the constitutionality of the obligations of LGAC to make the $170 million annual payment and seeking to prevent the issuance of bonds by STAR Corp. The State Supreme Court granted the City's and STAR Corp.'s motion for summary judgment. Plaintiffs appealed that decision to the State Appellate Division which, on March 4, 2004, upheld the obligations of LGAC to make the $170 million annual payment. Plaintiffs appealed that decision to the State Court of Appeals which, on May 13, 2004, also upheld the obligation of LGAC to make such payments. On May 13, 2004, LGAC stated that it hopes the City and State will agree on an alternative plan that will allow the City to receive the full support it needs.



   The City Financial Plan also reflects other proposed State assistance which requires the approval of the State government. The Governor has released the 2004-2005 Executive Budget, which will be considered for adoption by the State Legislature. The City estimates that the 2004-2005 Executive Budget, if adopted by the State Legislature, would provide the City with substantially less assistance than assumed in the City's gap-closing program set forth in the City Financial Plan. In addition, as a result of recent court rulings, the City could face increased school funding costs, which could be determined during the State budget process. The nature and extent of the impact on the City of the federal and State budgets, when adopted, are uncertain, and no assurance can be given that federal or State actions included in the federal and State adopted budgets may not have a significant adverse impact on the City's budget and the City Financial Plan.



   It can be expected that the City Financial Plan will engender public debate, which will continue through the time the budget is scheduled to be adopted in June 2004, and that the City Council will seek to restore certain agency expenditure reductions in connection with the adoption of the City's budget for fiscal year 2005. In addition, it is possible that projected savings and revenues will not be realized. The City Financial Plan will be revised at the time the budget for fiscal year 2005 is adopted to reflect any changes in projected revenues or spending, as well as any changes made in connection with any enacted State budget. In addition, the economic and financial condition of the City may be affected by various financial, social, economic, geo-political and other factors which could have a material effect on the City.



  Special Considerations



   The City Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the receipt of economically sensitive tax revenues in the amounts projected. In addition, other potential uncertainties include the following: (i) the effects of the September 11 attacks on the City economy; (ii) the rate of wage increases;
(iii) the ability of the City to implement cost reduction initiatives (including the July 18, 2002, announcement by the Mayor that was directed to the Office of Management and Budget to reserve 7.5% of City-funded spending to address projected gaps and provide reserves); and (iv) the impact of real estate market conditions. The projections contained in the City Financial Plan may also be affected by the uncertainty relating to the State's Financial Plan and to the U.S. economy, as a whole, as discussed above.



   With respect to the impact of the September 11 attacks on the City, the City Financial Plan assumes that the City's costs relating to September 11 will be paid in substantial part from federal aid and funds provided by the Transitional Finance Authority ("TFA"). The City is seeking to be reimbursed by the federal government for all of its direct costs (which are expected to be substantially lower than initially anticipated) for response and remediation of the World Trade Center site. The City also expects to receive federal funds for the costs of economic revitalization. The federal government has committed $21.4 billion for disaster assistance for New York, including disaster recovery and related activities, increased security and reconstruction of infrastructure and public facilities. Included in the $21.4 billion is $15.5 billion of appropriations for costs such as cleanup, economic development, job training, transit improvements, road reconstruction and grants to residents and businesses in lower Manhattan. It also includes approximately $5.5 billion allocated for redevelopment incentives for businesses located in the Liberty Zone (the area surrounding the World Trade Center site). In addition, the State legislature increased the financing capacity of the TFA by $2.5 billion to fund recovery costs and has authorized the TFA to issue debt without limit as to principal amount that is payable solely from State or federal disaster aid. It is currently not possible to quantify the long-term adverse impact of the September 11 attacks on the City and its economy, any offsetting economic benefits that may result from recovery and rebuilding activities, or the amount of additional resources from federal, State, City and other sources that will be required.



   Although the City has maintained balanced budgets in each of its last twenty-three fiscal years, there can be no assurance that the gap-closing actions proposed in the City Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.



   Finally, the sluggish pace of the current economic recovery at the national level does not bode well for a timely turnaround in the City's economy. Coming out of past recessions, the City has typically lagged the nation's recovery. This is largely due to the fact that the City's economy does not gain much from the recovery in manufacturing that takes hold in the early phase of the up cycle, as well as the fact that demand for the City's service sectors only picks up when a recovery is firmly in place. The current recovery cycle is not expected to be any different and could adversely affect the City's economy.



  Ratings



   Standard & Poor's, Moody's and Fitch Ratings currently rate the City's outstanding general obligation bonds A, A2 and A+, respectively.

   On May 27, 2003, Standard & Poor's revised its outlook to stable from negative on the City's general obligation bonds. On May 10, 2004, Standard & Poor's reaffirmed its A rating and its stable outlook on the City's general obligation bonds. On November 15, 2001, Moody's revised its outlook on the City's general obligation bonds to negative from uncertain due to the disruptive effects of September 11 on the City's economy and the effects of the national economic recession. On January 28, 2004, Moody's revised its outlook on the City's general obligation bonds to stable from negative. On February 27, 2004, Moody's reaffirmed its A2 rating and its stable outlook on the City's general obligation bonds. On June 26, 2003, Fitch Ratings reaffirmed its A+ rating and stable outlook on the City's general obligation bonds.



Litigation



   A number of court actions have been brought involving State finances. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. The most significant litigation includes ongoing claims by several Indian Nations alleging wrongful possession of lands by the State and several counties, claims involving the adequacy of shelter allowances for families on public assistance, and the recent State Court of Appeals ruling that the State's financing system for the City's public schools was unconstitutional requiring the State to submit its remedy to the Court by July 30, 2004. In addition, in Jiggetts vs. Dowling, the State has implemented a court-ordered increase in the shelter allowance schedule for public assistance families effective November 1, 2003. The court has also directed the parties to return on March 30, 2004, for further proceedings. The State's finances may also be affected by adverse rulings released to further collective bargaining agreements with State employee unions and federal disallowances or other federal actions. While the ultimate outcome and fiscal impact, if any, on the State of these or any other proceedings and claims are not currently predictable, adverse determinations in certain of them may have a material adverse effect upon the State's ability to carry out the State Financial Plan.



   The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 2003, amounted to approximately $4.5 billion. While the ultimate outcome and fiscal impact, if any, on the City of these outstanding claims are not currently predictable, adverse determinations on certain of them may have a material adverse effect upon the City's ability to carry out the City Financial Plan.




                                  INFORMATION

   The sources for the information presented above include official statements and financial statements from the State of New York. While the funds have not independently verified this information, the funds have no reason to believe that the information is not correct in all material respects.

                                  APPENDIX F

Special Considerations Relating to Pennsylvania Municipal Obligations

  See Special Note prior to Appendix B


   Risk Factors--Potential purchasers of Units of the Pennsylvania Trust should consider the fact that the Trust's portfolio consists primarily of securities issued by the Commonwealth of Pennsylvania (the "Commonwealth"), its municipalities and authorities and should realize the substantial risks associated with an investment in such securities. The following information is a brief summary of factors affecting the economy of the Commonwealth and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of the Commonwealth, the latest of which is dated June 8, 2004. The Sponsor has not independently verified the information. The creditworthiness of obligations issued by local Pennsylvania issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth, and there is no responsibility on the part of the Commonwealth to make payments on such local obligations.



General Economic Conditions



   Although slower than expected growth resulted in revenue shortfalls in fiscal year 2003, the General Fund of the Commonwealth (the principal operating fund of the Commonwealth) was able to have an unappropriated surplus of $209.3 million, as of June 30, 2003, because (1) the Governor limited the amount of expenditures during fiscal year 2003 and (2) a transfer of $300 million to the Budget Stabilization Reserve Fund (an emergency fund of the Commonwealth) was reversed. Through calendar years 2002 and 2003, economic growth in the United States and Pennsylvania was below the projections used to estimate the Commonwealth's fiscal year 2002 and 2003 revenues.



   The Commonwealth's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities and could adversely affect the market value of the Bonds in the Pennsylvania Trust or the ability of the respective obligors to make payments of interest and principal due on such Bonds.



Indebtedness



   General Obligation Bonds. As of June 30, 2003, the Commonwealth had approximately $6.8 billion aggregate amount of its general obligation bonds outstanding. Although there can be no assurance that such conditions will continue, the Commonwealth's general obligation bonds are currently rated AA with stable outlook by Standard & Poor's, Aa2 by Moody's and AAA by Fitch Ratings.



   City of Philadelphia/PICA. The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist the City of Philadelphia in remedying its fiscal emergencies. PICA has issued special tax revenue bonds on behalf of the City to cover budget shortfalls, to eliminate projected deficits and to fund capital spending. PICA also makes factual findings and recommendations to the City concerning its budgetary and fiscal affairs. The City is currently operating under the five year plan approved by PICA in 2003. PICA's power to issue further bonds to finance capital projects expired on December 31, 1994. PICA's power to issue bonds to finance cash flow deficits expired on December 31, 1995, but its authority to refund outstanding debt is unrestricted. PICA had approximately 806.4 million in special tax revenue bonds outstanding as of June 30, 2003. Although there can be no assurance that such conditions will continue, Philadelphia's general obligation bonds are currently rated BBB with stable outlook by Standard & Poor's, Baa1 by Moody's and AAA by Fitch Ratings.



   City of Pittsburgh. The City of Pittsburgh has encountered significant financial difficulties during fiscal year 2003 which has caused it to cut many jobs and services for its residents. The City projects a financial deficit of $40 million for the 2004 fiscal year. As a result of these deficits, Pittsburgh's credit rating has been lowered by the rating agencies. Pittsburgh's general obligation bonds are currently rated BB with positive outlook by Standard & Poor's, Ba1 by Moody's and BB by Fitch Ratings.



   Other Government Authorities and Organizations. Certain Local Government Authorities and Commonwealth agencies and authorities issue debt obligations for which the General Fund has no liability. The debt of these issuers is funded by assets of, or revenues derived from, the various projects financed or the particular issuer and is not a statutory or moral obligation of the Commonwealth.



   Guam, Puerto Rico and the United States Virgin Islands. The Pennsylvania Trust may purchase bonds issued by certain Guam, Puerto Rico and the United States Virgin Islands government authorities or organizations, in view of the tax-exempt status of those bonds under Pennsylvania law. (See the section entitled "Pennsylvania Taxes" for a more complete description of the tax-exempt status of such bonds.) Those bonds involve separate credit considerations that are not discussed in this Risk Factors section.



Pending Litigation



   Certain litigation is pending against the Commonwealth that could adversely affect the ability of the Commonwealth to pay debt service on its obligations, including, as of February 1, 2004, suits relating to the following matters:



      (i) In 1987, the Pennsylvania Supreme Court held the statutory scheme for county funding of the judicial system to be in conflict with the Pennsylvania Constitution, but it stayed its judgment to permit enactment by the legislature of funding legislation consistent with the opinion. The Court appointed a special master to submit a plan for implementation and the special master recommended a four-phase transition to state funding of a unified judicial system, during each of which specified court employees would transfer into the state payroll system. Phase 1, involving the transfer of approximately 165 county-level court administrators, was implemented in legislation enacted in 1999. The remainder of the recommendation for later phases remains pending before the Pennsylvania Supreme Court.



      (ii) In March 1998, certain Philadelphia residents, the School District of Philadelphia and others brought suit in the United States District Court for the Eastern District of Pennsylvania against the Governor, the Secretary of Education and others alleging that the Commonwealth's system for funding public schools has the effect of discriminating on the basis of race and violates Title VI of the Civil Rights Act of 1964. The district court dismissed the complaint, but in August 1999 the Third Circuit Court of Appeals reversed and remanded for further proceedings. On June 23, 2000, by agreement of the parties, the district court stayed all proceedings and placed the case in civil suspense. The U.S. Supreme Court and the U.S. Court of Appeals for the Third Circuit have decided other cases that imply that the claims now presented by the plaintiffs cannot proceed as pled. As a result, the plaintiff's claims do not appear to present a viable claim in their current form. However, no party has taken action to lift the stay. Based on statements made in 2001, the defendants anticipate that one or more of the plaintiffs may seek to amend the complaint in an effort to state a claim for intentional discrimination under Title VI of the Civil Rights Act.



      (iii) PPG Industries has challenged the constitutionality of the manufacturing exemption from the capital stock/franchise tax insofar as it limits the exemption for headquarters property and payroll only to headquarters property and payroll attributable to manufacturing in Pennsylvania. On November 30, 2001, the Pennsylvania Supreme Court held that this limitation discriminates against interstate commerce and ordered the limitation to be eliminated from the capital stock/franchise tax. The Court also directed that the Commonwealth provide a retrospective remedy to taxpayers to include (1) refunds for taxpayers who suffered the discrimination, (2) additional assessments against taxpayers who benefited from the unlawful limitation, or (3) some combination of the two, provided that the remedy does not discriminate against interstate commerce. The General Assembly has enacted legislation that presumptively cures the constitutional problem beginning after January 1, 1999. Such legislation has no effect on the years involved in the litigation. PPG filed a petition for reconsideration which was denied on February 1, 2002. The retrospective remedy announced by the Commonwealth on April 29, 2002, appears to be revenue neutral for in-state manufacturers. However, out-of-state manufacturers have appealed, and those appeals remain pending.



      (iv) Unisys Corporation and numerous other taxpayers challenged the three-factor apportionment formula used for the apportionment of capital stock value in the Pennsylvania franchise tax. In a decision issued in March 1999, the Commonwealth Court held for the taxpayer on statutory grounds, but denied its constitutional claims. Both the Commonwealth and the taxpayer have appealed to the Pennsylvania Supreme Court, which held oral argument in December 2000. On October 25, 2002, the court issued a decision reversing the holding of the Commonwealth Court and upholding the Commonwealth's statutory apportionment formula. Unisys filed a petition for certiorari to the U.S. Supreme Court, which was denied. This decision has very limited applicability to the numerous cases pending which raise the identical issue and which collectively involve undetermined but significant dollars.



      (v) Twenty or more insurance companies have challenged the Department of Revenue's application of portions of the Life and Health Guarantee Association Act of 1982. The Act establishes a funding mechanism to fulfill defaulted obligations under life and health insurance policies and annuity contracts to insured Pennsylvania residents. Insurance companies are assessed to provide the funds due to Pennsylvania residents insured from other insurance companies that have become insolvent or are otherwise in default. A provision in the Act allows assessed insurance companies to claim a credit for these assessments against their Pennsylvania gross premiums tax liability. Life and health insurance premiums have always been subject to the premium tax and there is no dispute that companies may claim credit for life and health assessments. Annuity considerations, however, were taxed for approximately a three-year period, 1992-1995. Some annuity considerations were subject to tax, others were not. The Department of Revenue ultimately decided to allow credits for assessments paid on taxable annuity considerations, but not for assessments paid on non-taxable annuities. The insurance companies want the credit for assessments paid on all annuities, both during the period that annuities were taxed and going forward. Settlement negotiations continue and the matter is also being prepared for litigation. Estimates of refund potential range from $50 million to $300 million.




                                  INFORMATION

   The sources for the information presented above include official statements and financial statements from the Commonwealth of Pennsylvania. While the funds have not independently verified this information, the funds have no reason to believe that the information is not correct in all material respects.

                                  APPENDIX G

Special Consideration Relating to Massachusetts Municipal Obligations

         RISK FACTORS INVESTING IN MASSACHUSETTS MUNICIPAL SECURITIES

   The Massachusetts Money Market Portfolio invests primarily in obligations of the Commonwealth of Massachusetts ("Massachusetts" or the "Commonwealth") and its local governments, including counties, cities, townships, special districts, agencies, and authorities. As a result of this investment focus, events in Massachusetts are likely to affect the fund's investment performance. These events may include: --Public policy changes. --Economic and tax base erosion. --Limits on tax increases. --Budget deficits and other financial difficulties. --Changes in ratings assigned to municipal issuers.






Economic Climate



   Massachusetts is a densely populated state with a well-educated population, comparatively high income levels, low rates of unemployment, and a relatively diversified economy. While the total population of Massachusetts has remained fairly stable in the last twenty years, significant changes have occurred in the age distribution of the population: dramatic growth in residents between the ages of 20 and 44 since 1980 is expected to lead to a population distributed more heavily in the 65 and over-age group in 2015 and 2025. Just as the working-age population has increased, income levels in Massachusetts since 1980 have grown significantly more than the national average, and a variety of measures of income show that Massachusetts residents have significantly higher rates of annual income than the national average. These high levels of income have been accompanied by a significantly lower poverty rate and, with the exception of the recession of the early 1990s, considerably lower unemployment rates in Massachusetts than in the United States since 1980. While economic growth in Massachusetts slowed considerably during the recession of 1990-1991, and was below the national average, from 1992 to 1997, Massachusetts tracked the U.S. growth rate quite closely. In 1999 and 2000, the pace of growth was faster than the nation as a whole.



   Per capita personal income for Massachusetts residents is estimated to have been $39,244 in 2002, as compared to the national average of $30,941. While per capita personal income is, on a relative scale, higher in Massachusetts than in the United States as a whole, this is offset to some extent by the higher cost of living in Massachusetts.



   The Massachusetts services sector, with 36.9% of the non-agricultural work force in December 2002, is the largest sector in the Massachusetts economy. Government employment and wholesale and retail trade represent 13.2% and 22.4% of total non-agricultural employment in Massachusetts, respectively. While total employment in construction, manufacturing, trade, government, services, and finance, insurance and real estate declined between 1988 and 1992, the economic recovery that began in 1993 has been accompanied by increased employment levels. Between 1994 and 1997, total employment levels in Massachusetts increased at yearly rates of approximately 2.0%. In 2001, employment levels in all but two industries increased or remained constant.



   While the Massachusetts unemployment rate was significantly lower than the national average between 1979 and 1989, the economic recession of the early 1990s caused unemployment rates in Massachusetts to rise significantly above the national average. However, the economic recovery that began in 1993 has caused unemployment rates in Massachusetts to decline faster than the national average. As a result, since 1994 the unemployment rate in Massachusetts has been below the national average. The unemployment rate in Massachusetts during 2002 was 5.3%, compared to 5.8% for the nation.



   The economy of Massachusetts remains diversified among several industrial and non-industrial sectors. In 2001, the three largest sectors of the total Massachusetts economy (services, finance, insurance and real estate, and manufacturing) contributed almost 65% of the total Massachusetts Gross State Product.

   The downside risks for Massachusetts include the shortage of skilled labor, low net population growth that will further constrain job creation, and the prominence of the financial services industry in the economy coupled with a relatively high proportion of non-wage income, both of which are sensitive to the performance of the financial markets.



Financial Condition



   Under its Constitution, the Commonwealth may borrow money (a) for defense or in anticipation of receipts from taxes or other sources, any such loan to be paid out of the revenue of the year in which the loan is made, or (b) by a two-thirds vote of the members of each house of the Legislature present and voting thereon.



   Certain independent authorities and agencies within the Commonwealth are statutorily authorized to issue bonds and notes for which the Commonwealth is either directly, in whole or in part, or indirectly liable. The Commonwealth's liabilities with respect to these bonds and notes are classified as either (a) Commonwealth-supported debt, (b) Commonwealth-guaranteed debt or (c) indirect obligations.



   Debt service expenditures of the Commonwealth in Fiscal Years 1999-2002 were $1,176.1 million, $1,114.6 million, $599.7 million and $1,219.0 million, respectively, and are projected to be $1,204.8 million for fiscal year 2003. In January 1990, legislation was enacted which imposes a 10% limit on the total appropriations in any fiscal year that may be expended for payment of interest on general obligation debt (excluding Fiscal Recovery Bonds) of Massachusetts.



2002 Fiscal Year



   On January 24, 2001, Governor Cellucci filed his fiscal 2001 budget recommendation. The Governor's proposal called for budgeted expenditures of approximately $22.549 billion. The proposed fiscal 2002 spending level represented the transfer off budget of $42.2 million of tax revenues (and approximately $42.2 million of spending) as a result of a proposed forward funding of the regional transit authorities. After accounting for this shift, the Governor's budget represented a $245 million, or 1.1%, increase over estimated total Fiscal Year 2001 expenditures of $22.3 billion. Total budgeted revenues for Fiscal Year 2002 were estimated to be $22.639 billion. The Governor's budget submission represented a $579.5 million, or 2.6%, revenue increase over the $22.060 billion forecast for Fiscal Year 2001. The Governor's proposal projected a Fiscal Year 2002 ending balance in the budgeted funds of $2.131 billion, including a Stabilization Fund balance of $1.698 billion.



   The Governor's budget recommendation was based on a tax revenue estimate of $16.343 billion, including $671 million of sales tax receipts dedicated to the Massachusetts Bay Transportation Authority ("MBTA") and $42.2 million of tax revenues to be dedicated to the regional transit authorities under the Governor's forward funding proposal. The net amount of $15.631 billion represented a 4.9% baseline increase over fiscal 2001 estimated net tax revenues of $15.589 billion. The fiscal year 2002 estimate reflected a $457 million reduction in income tax receipts attributable to the initiative petition approved by the voters in November, 2000.



2003 Fiscal Year



   On January 23, 2002, Acting Governor Swift filed her Fiscal Year 2003 budget recommendation. The Acting Governor's budget recommendation called for budgeted expenditures of approximately $23.548 billion. Which recommendation represented a $717 million, or 3.1%, increase over the current fiscal 2002 spending projection of $22.831 billion. Total budgeted revenues for Fiscal Year 2003 are estimated to be $22.6 billion. The Acting Governor's proposal projected a fiscal 2003 ending balance in the budgeted funds of $843.6 million, including a Stabilization Fund balance of $838.4 million. Fiscal year 2003 ending balances will change depending on how Fiscal Year 2002 ending balances finish.



   The Acting Governor's budget recommendation was based on a tax revenue estimate of $15.615 billion, inclusive of $686.9 million of sales tax receipts dedicated to the MBTA. This amount represented a 5.1% baseline increase from Fiscal Year 2002 tax revenues, estimated at the time to be $15.405 billion. Fiscal Year 2002 and Fiscal Year 2003 tax revenues are now anticipated to be considerably lower than the estimates available at the time of the Fiscal Year 2003 budget recommendation.



   On April 15, 2002, the Acting Governor and legislative leaders reached a consensus on the Fiscal Year 2003 tax revenue estimate of $14.716 billion. The Department of Revenue estimated that $684 million of sales tax revenue dedicated to the MBTA was included in the $14.716 billion figure. On June 11, 2002, the Executive Office for Administration and Finance revised its Fiscal Year 2003 tax revenue estimate downward to $14.175 billion, based on its forecast of lower growth in income and corporate tax revenue in Fiscal Year
2003 than previously projected. In July 2002, the Executive Office for Administration and Finance again revised the tax revenue estimate downward to $14.116 billion. The Department of Revenue's revised estimate assumed that tax cuts scheduled to take effect under then-current tax law would remain in effect.



   On June 25, 2002, the Acting Governor signed an interim budget to allow state services to continue for the first month of Fiscal Year 2003 (July 2002). On July 22, 2002 the Acting Governor signed an additional interim budget to allow state services to continue for the first two weeks of August 2002.



   On July 19, 2002, the Legislature passed legislation that the Department of Revenue estimates would increase Commonwealth tax revenues by approximately $1.236 billion through increases in the cigarette tax, the tax on capital gains, elimination of the personal income tax charitable deduction, and increases in personal income tax exemptions. In addition, the Fiscal Year 2003 General Appropriations Act increased certain fees, which would increase revenues by approximately $80 million. The tax increase legislation was vetoed by the Acting Governor, but the veto was overridden.



2004 Fiscal Year



   On June 20, 2003, the Legislature passed the Fiscal Year 2004 General Appropriations Act ("2004 Fiscal GAA"). This was the first time in several fiscal years that the Commonwealth's annual budget was enacted by the beginning of the fiscal year. The 2004 Fiscal GAA was based on a tax revenue estimate of $14.808 billion, comprised of the consensus tax revenue estimate of $14.678 billion, plus $174.0 million in additional revenues attributable to legislation closing various so-called tax loopholes. This figure also reflects an adjustment of $44.1 million in revenues dedicated to the Convention Center Trust Fund, which were transferred from a Budgeted Operating Fund to a non-budgeted operating fund. The tax revenue figure includes $684.3 million in sales tax revenues dedicated to the MBTA. The 2004 Fiscal GAA relied on non-recurring revenues and one-time savings initiatives projected to total approximately $347.0 million to achieve a balanced budget on a statutory basis, as required under state finance law. The one-time revenue sources and savings initiatives included $100.0 million from the federal Jobs and Growth Tax Relief Reconciliation Act of 2003, of which $55.0 million is increased Federal Medicare Assistance Percentages ("FMAP") to be transferred to the Uncompensated Care Pool and $45.0 million is to be deposited in the General Fund; $62.0 million from the repeal of the Teacher, Principal and Superintendent Endowment Fund; $145 million in savings from an asset transfer in lieu of cash payment for pension liabilities and $40.0 million from the sale of surplus state property.



   The 2004 Fiscal GAA budgeted $22.332 billion for programs and services. After review of the GAA, the Administration concluded that the spending plan over-estimated non-tax revenue by approximately $200.0 million, and announced that the proposed budget was deficient in that amount. On June 30, 2003, Governor Romney vetoed approximately $201.0 million in spending and signed into law the 2004 Fiscal GAA. The Legislature subsequently overrode approximately $158.4 million of the Governor's vetoes. The GAA, including veto overrides, budgeted $5.921 billion for Medicaid, $3.900 billion for education, $1.598 billion for debt service and $10.870 billion for all other programs and services. The total budgeted amount is approximately $22.289 billion, or .05% less than estimated total spending in fiscal 2003. This figure is adjusted to reflect a transfer of funds off-budget to the Commonwealth's pension obligation in the amount of $687.3 million, but does not reflect the transfer of the Hynes Convention Center and Boston Common parking garage to the Pensions Reserves

Investment Management ("PRIM") Board in lieu of partial payment valued at approximately $145.0 million. The $22.289 billion figure also does not include $54.0 million in fiscal 2003 appropriations that were not expended in and were continued in fiscal 2004. The 2004 Fiscal GAA total does not account for approximately $493.0 million in off-budget Medicaid related expenses that are funded through nursing home assessments and federal reimbursements.



   The Administration now plans to draw down a total of approximately $271.0 million in federal dollars available from the federal Jobs and Growth Tax Relief Reconciliation Act of 2003 in fiscal 2004, which amount includes $100.0 million budgeted in 2004 Fiscal GAA. This amount is comprised of $215.9 million in general fiscal relief plus $55.0 million in FMAP funds.



   In November 1980, voters in approved a state-wide tax limitation initiative petition, commonly known as Proposition 2 1/2, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain government entities, including county governments. The law is not a Constitutional provision and accordingly is subject to amendment or repeal by the Legislature. Proposition 21/2 limits the property taxes that a Massachusetts city or town may assess in any fiscal year to the lesser of (i) 2.5% of the full and fair cash value of real estate and personal property therein and (ii) 2.5% over the previous fiscal year's levy limit plus any growth in the base from certain new construction and parcel subdivisions. In addition, Proposition 2 1/2 limits any increase in the charges and fees assessed by certain governmental entities, including county governments, on cities and towns to the sum of (i) 2.5% of the total charges and fees imposed in the preceding fiscal year, and (ii) any increase in charges for services customarily provided locally or services obtained by the city or town. The law contains certain override provisions and, in addition, permits certain debt servicings and expenditures for identified capital projects to be excluded from the limits by a majority vote, in a general or special election. At the time Proposition 2 1/2 was enacted, many cities and towns had property tax levels in excess of the limit and were therefore required to roll back property taxes with a concurrent loss of revenue. Between Fiscal Years 1981 and 2000, the aggregate property tax levy grew from $3.3 billion to $7.1 billion, representing an increase of approximately 112.2% percent. By contrast, the consumer price index for all urban consumers in Boston grew during the same period by approximately 119.2%.



   During the 1980's, Massachusetts increased payments to its cities, towns and regional school districts ("Local Aid") to mitigate the impact of Proposition
2 1/2 on local programs and services. In Fiscal Year 2003, approximately 22.6% of Massachusetts' budget is estimated to have been allocated to Local Aid. Local Aid payments to cities, towns and regional school districts take the form of both direct and indirect assistance. Direct Local Aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts as reported on the so-called "cherry street" prepared by the Department of Revenue, excluding certain person funds and nonappropriated funds.



   During fiscal years 1999-2003, Medicaid expenditures of the Commonwealth were $3.856 billion, $4.305 billion, $4.642 billion, $5.259 billion and $5.778 billion, respectively. The average annual growth rate from Fiscal Year 1999 to Fiscal Year 2003 was 11%. The Executive Office for Administration and Finance estimates that Fiscal Year 2004 Medicaid expenditures will be approximately $6.414 billion, an increase of 11% from Fiscal Year 2003.



   The Division of Medical Assistance has implemented a number of savings and cost control initiatives including managed care, utilization review and the identification of third party liabilities. In spite of increasing caseloads, Massachusetts has managed to keep annual growth in per capita expenditures low.



Litigation



   There are pending in state and federal courts within the Commonwealth and in the Supreme Court of the United States various suits in which the Commonwealth is a party. In the opinion of the Massachusetts Attorney General, no litigation is pending or, to his knowledge, threatened which is likely to result, either individually or in the aggregate, in final judgments against the Commonwealth that would affect materially its financial condition.

                                  INFORMATION

   The sources for the information presented above include official statements and financial statements from the State of Massachusetts. While the funds have not independently verified this information, the funds have no reason to believe that the information is not correct in all material respects.

                                  APPENDIX H

Special Considerations Relating to Municipal Obligations of the U.S. Virgin Islands and of Guam

                          VIRGIN ISLAND RISK FACTORS


   The United States Virgin Islands include St. Thomas, St. John and St. Croix. The islands are located in the Lesser Antilles, 1,100 miles to the east-southeast of Miami. Historically a center of sugar production and commerce, by the 1980s tourism had become the leading economic factor in the Virgin Islands. The Caribbean's most popular tourist destination, the Virgin Islands received over 2.5 million visitors in 2001, representing a 5% increase over 2000. Circumstances which negatively impact the tourism industry, such as natural disasters, economic difficulties, political events and terrorist activities in the United States, and to a lesser extent other countries, could have a negative impact on the overall economy of the U.S. Virgin Islands.


                                  INFORMATION

   The sources for the information presented above include official statements and financial statements from the U.S. Virgin Islands. While the funds have not independently verified this information, the funds have no reason to believe that the information is not correct in all material respects.

                                     GUAM

                               GUAM RISK FACTORS


   Guam, the westernmost territory of the U.S., is located 3,800 miles to the west-southwest of Honolulu, Hawaii and approximately 1,550 miles southeast of Japan. Guam's economy is heavily dependent upon the U.S. military and tourism, particularly from Japan. A weakened Japanese economy has affected Guam's tourism sector. Public sector employment in Guam is significant with approximately 40% of the labor force working for the local government or in federal jobs. The rest of the labor force works in the private sector. Major private sector employment categories include construction, trade and services. Guam has experienced U.S. military reductions, and it is unclear whether plans to increase tourism may succeed in limiting the negative effects of such reductions. The government of Guam has taken steps to improve its financial position, which include the development of local labor; however, there can be no assurances that an improvement will be realized.


                                  INFORMATION

   The sources for the information presented above include official statements and financial statements from Guam. While the funds have not independently verified this information, the funds have no reason to believe that the information is not correct in all material respects.

                                  APPENDIX I

Special Considerations Relating to Puerto Rico Municipal Obligations

  See Special Note Prior to Appendix B

                           PUERTO RICO RISK FACTORS




   The fund may invest in obligations of the Commonwealth of Puerto Rico and its political subdivisions, agencies and instrumentalities that qualify as double tax-exempt Municipal Obligations.



   Certain of the Bonds in the fund may be general obligations and/or revenue bonds of issuers located in the Commonwealth of Puerto Rico ("Puerto Rico" or the "Commonwealth"). These Bonds will be affected by general economic conditions in Puerto Rico. The economy of Puerto Rico is fully integrated with that of the mainland United States. During the fiscal year 2001 (July 2000 through June 2001), approximately 89% of Puerto Rico's exports went to the United States mainland, which was also the source of approximately 50% of Puerto Rico's imports. In fiscal year 2002, Puerto Rico experienced a $18.2 billion positive merchandise trade balance.



   Puerto Rico has a diversified economy with manufacturing and services comprising its principal sectors. In fiscal year 2002, gross product was $45.2 billion ($35.2 billion in 1996 prices) compared to $44.2 billion ($35.3 billion in 1996 prices) for fiscal year 2001. This represents a nominal increase in gross product from fiscal year 2001 to 2002 of 2.3% (-0.2% in 1996 prices). The performance of the economy during fiscal year 2002 was affected primarily by factors affecting the United States economy. These include exports, direct investment, the amount of federal transfer payments, the level of oil prices and interest rates, the rate of inflation, and tourist expenditures.



   Preliminary Fiscal Year 2003 Compared to Fiscal Year 2002. Preliminary General Fund total revenues for fiscal year 2003 were $7.593 billion, representing an increase of $139 million, or 1.9% from actual fiscal year 2002 revenues. The major changes from fiscal year 2002 were: (i) increases in income taxes from individuals of $46 million and in corporate income taxes of $192 million; (ii) increases in excise taxes on alcoholic beverages and cigarettes of $83 million, and increases in motor vehicle excise taxes of $81 million;
(iii) an increase in electronic lottery revenues of $32 million; and (iv) a decrease in miscellaneous non-tax revenues of $230 million and in income taxes withheld from non-residents of $66 million. Preliminary total cash expenditures for fiscal year 2003 were $7.590 billion (as compared to $7.026 billion for fiscal year 2002) which amount excludes certain amounts related to fiscal year 2003 but disbursed or to be disbursed in fiscal year 2004. The ending cash balance of the General Fund was reduced from $350 million at the end of fiscal year 2002 to $179 million at the end of fiscal year 2003.



   Fiscal Year 2004 Budget Compared to Preliminary Fiscal Year 2003. The General Fund budget for fiscal year 2004, which commenced on July 1, 2003, was approved in June 2003. It provides for total resources and appropriations of $8.265 billion, which represents an increase of $422 million, or 5.4%, over the fiscal year 2003 budget. The major changes in revenues from fiscal year 2003 are expected to be: (i) projected increases in income taxes of $366 million;
(ii) projected increases in total excise taxes of $102 million; and (iii) projected decreases in other revenues of $150 million. Projected total cash expenditures for fiscal year 2004 are estimated to increase to $7.945 billion, which amount includes $88 million in disbursements related to fiscal year 2003. After considering certain payments, the ending cash balance of the General Fund would be reduced from $179 million at the end of fiscal year 2003 to $50 million at the end of fiscal year 2004.



   Ratings. On May 30, 2002, Standard & Poor's lowered the Commonwealth's debt rating from "A" to "A-." Standard & Poor's stated that the downgrade reflected five years of deficit operations and the use of deficit financing and back loading of debt to eliminate a large accumulated operating deficit. On October 27, 2003, Standard & Poor's reaffirmed its A- rating and negative outlook on the Commonwealth's outstanding debt.

   The preceding discussion provides only a brief summary of economic factors that may affect the market values of Puerto Rico municipal obligations.



   There can be no assurance that current or future economic difficulties in the United States or Puerto Rico and the resulting impact on Puerto Rico will not adversely affect the market value of Puerto Rico municipal obligations held by the fund or the ability of particular issuers to make timely payments of debt service on these obligations. The information provided in this section is largely based on information drawn from Official Statements relating to securities offerings of Puerto Rico municipal obligations as of the date of this SAI. The fund has not independently verified the accuracy and completeness of the information contained in such Official Statements.




                                  INFORMATION

   The sources for the information presented above include official statements and financial statements from Puerto Rico. While the funds have not independently verified this information, the funds have no reason to believe that the information is not correct in all material respects.

                     PROXY VOTING POLICIES AND PROCEDURES

   The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

   In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

   In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

   In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

   CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

   If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Part A - Prospectuses - the National Portfolio
                        the Limited Term Portfolio
                        the Florida Portfolio
                        the Georgia Portfolio
                        the New York Portfolio
                        the Pennsylvania Portfolio
                        the California Money Market Portfolio
                        the New York Money Market Portfolio
                        the Massachusetts Money Market Portfolio

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

Item 22. Exhibits

     a.1 Restated Declaration of Trust dated as of April 23, 1986 is incorporated herein by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement No. 2-99861.

     a.2 Instrument of the Trustees Establishing and Designating Classes of Shares of Certain Series of the Trust is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 24.

     a.3 Instrument of the Trustees, dated June 12, 1998, establishing and designating classes of certain series of the Trust is incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 40.

     a.4 Articles of Amendment to Articles of Incorporation dated
         April 29, 2004 is filed herein.

     b.1 Bylaws of the Trust are incorporated by reference to Exhibit 2 to Pre-Effective Amendment No. 2.

     b.2 Amended and Restated By-Laws of Smith Barney Open-End Funds that are Massuchusetts Business Trusts is incorporated by reference to Exhibit b.2 to Post-Effective Amendment No. 50.

     c.  Not applicable.

     d.1 Management Agreement between the National Portfolio & Mutual Management Corp. is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 18.

     d.2 Management Agreement between the Limited Term Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 18.

     d.3 Management Agreement between the New York Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 18.

     d.4 Management Agreement between the Florida Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit (5)(h) to Post-Effective Amendment No. 16.

     d.5 Management Agreement between the Georgia Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(m) to Post-Effective Amendment No. 27.

     d.6 Management Agreement between the Pennsylvania Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(q) to Post-Effective Amendment No. 27.

     d.7 Form of Management Agreement between California Money Market Portfolio (and New York Money Market Portfolio) and Mutual Management Corp. is incorporated by reference to Exhibit 5(s) to Post-Effective Amendment No. 34.

     d.8 Form of Management Agreement between Massachusetts Money Market Portfolio and SSBC Fund Management Inc. is incorporated by reference to Exhibit D.8 to Post-Effective Amendment No 43.

     e.1 Distribution Agreement between Registrant and Smith Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 7.

     e.2 Distribution Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Exhibit e.2 to Post-Effective Amendment No. 41.

     e.3 Broker Dealer Contract between the Mutual Management Corp. and CFBDS, Inc. is incorporated by reference to Exhibit e.3 to Post-Effective Amendment No. 41.

     e.4 Form of Distribution Agreement with Salomon Smith Barney Inc. (currently known as Citigroup Global Markets Inc.) is incorporated by reference to Exhibit e.4 to Post-Effective Amendment No. 45.

     e.5 Form of Distribution Agreement with PFS Distributors Inc. is incorporated by reference to Exhibit e.5 to Post-Effective Amendment No. 45.

     f.  Not applicable.

     g.1 Custodian Agreement between Registrant and Provident National Bank is incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1.

     g.2 Master Custodian Agreement between Registrant and State Street Bank and Trust Company incorporated by reference to Exhibit g.2 to Post-Effective Amendment No. 48.

     h.1 Transfer Agency Agreement between Registrant and Provident Financial Processing Corp. is incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 12.

     h.2 Transfer Agency Agreement between Registrant and Citi Fiduciary Trust Company is incorporated by reference to Exhibit h.2 to Post-Effective Amendment No. 45.

     h.3 Sub-Transfer Agency Agreement with PFPC Global Fund Services is incorporated by reference to Exhibit h.3 to Post-Effective Amendment No. 45.

     h.4 Sub-Transfer Agency Agreement with PFS Shareholder Services is incorporated by reference to Exhibit h.4 to Post-Effective Amendment No. 46.

     i. Opinion of Gaston & Snow is incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1.

     j.1 Auditors' Consent is filed herein.

     k. Schedule of Computation of Performance Quotations is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 5.

     l. Subscription Agreement between Registrant and Mutual Management Corp. is incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 1.

     m.1 Plan of Distribution pursuant to Rule 12b-1 on behalf of the California Money Market Portfolio is incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 21.

     m.2 Plan of Distribution pursuant to Rule 12b-1 on behalf of the Georgia Portfolio is incorporated by reference to Exhibit 15(f) to Post-Effective Amendment No. 27.

     m.3 Plan of Distribution pursuant to Rule 12b-1 on behalf of the Pennsylvania Portfolio is incorporated by reference to Exhibit 15(j) to Post-Effective Amendment No. 27.

     m.4 Form of Plan of Distribution pursuant to Rule 12b-1 on behalf of Class A shares of each Portfolio, except the California Money Market and the New York Money Market Portfolios is incorporated by reference to
         Exhibit 15(n) to Post-Effective Amendment No. 34.

     m.5 Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit m.5 to Post-Effective Amendment No. 41.

     m.6 Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 with Salomon Smith Barney Inc. and PFS Distributors, Inc. is incorporated by reference to Exhibit m.6 to Post-Effective Amendment No. 45.

     m.7 Amended and Restated Plan of Distribution pursuant to Rule 12b-1 on behalf of Limited Term Portfolio is filed herein.

     m.8 Amended and Restated Plan of Distribution pursuant to Rule 12b-1 on behalf of New York Portfolio is filed herein.

     m.9 Amended and Restated Plan of Distribution pursuant to Rule 12b-1 on behalf of National Portfolio, Georgia Portfolio, Pennsylvania Portfolio and Florida portfolio is filed herein.

     n.  Financial Data Schedule is not applicable.

     o. Amended and Restated Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 40.

     p.1 Code of Ethics for the fund is incorporated by reference to Exhibit p to Post-Effective Amendment No. 45.

     p.2 Code of Ethics for the Co-Distributor-Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) is incorporated by reference to Exhibit p.2 to Post Effective Amendment No. 50.

     p.3 Code of Ethics for the Co-Distributor-PFS Distributors Inc. incorporated by reference to Exhibit p.3 to Post Effective Amendment No. 50.

Item 23. Persons Controlled by or under Common Control with Registrant

         The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant's investment manager is set forth under the caption "Management" in the prospectus included in Part A of this Post-Effective Amendment on Form N-1A.

Item 24. Indemnification

         Reference is made to ARTICLE V of Registrant's Declaration of Trust for a complete statement of its terms. Section 5.2 of ARTICLE V provides:
         "No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties."

Item 25. Business and other Connections of Investment Adviser

Manager-Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC) ("SBFM"). SBFM was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SBFM is an indirect subsidiary of Citigroup Inc.

SBFM is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Smith Barney Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).

Item 26. Principal Underwriters

(a) Citigroup Global Markets Inc. ("CGM")(formerly Salomon Smith Barney Inc.), the Registrant's distributor, is the distributor for for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Distributors, Inc. ("PFS Distributors"), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.

         (b) The information required by this Item 26 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).


         The information required by this Item 26 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c)      Not applicable.


Item 27. Location of Accounts and Records

(1)      With respect to the Registrant's Investment Adviser:
         c/o Smith Barney Fund Management LLC
         Smith Barney Muni Funds
         399 Park Avenue
         New York, New York 10022

(2)      With respect to the Registrant's Transfer Agent
         Citicorp Trust Bank, fsb
         125 Broad Street
         New York, New York 10004

(3)      With respect to the Registrant's Custodian
         State Street Bank and Trust Company
         225 Franklin Street
         Boston, MA 02110

(4)      With respect to the Registrant's Sub-Transfer Agent
         PFPC Global Fund Services.
         440 Computer Drive
         Westborough, MA 01581

(5)      With respect to the Registrant's Sub-Transfer Agent:
         Primerica Shareholder Services
         P.O. Box 9699
         Providence, Rhode Island  02940

(6)      With respect to the Registrant's Co-Distributors:
         Citigroup Global Markets, Inc. (formerly Salomon Smith Barney Inc.) 388 Greenwich Street
         New York, New York  10013

         PFS Distributors, Inc.
         P.O. Box 9699
         Providence, Rhode Island 02940

Item 28. Management Services

         Not applicable.

Item 29. Undertakings

     (a) Not applicable.

     (b) Not applicable.

     (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 29th day of July, 2004.

                                         SMITH BARNEY MUNI FUNDS

                                         By:  /s/ R. Jay Gerken
                                              ----------------------------------
                                              R. Jay Gerken
                                              Chairman of the Board, President
                                              and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                               Title                                                    Date
---------                               -----                                                    ----

/s/ R. Jay Gerken                       Chairman of the Board, President and
------------------------------------    Chief Executive Officer                              July 29, 2004
(R. Jay Gerken)

/s/ Lee Abraham                         Trustee
------------------------------------                                                         July 29, 2004
(Lee Abraham)

/s/ Allan J. Bloostein                  Trustee
-------------------------------------                                                        July 29, 2004
(Allan J. Bloostein)

/s/ Jane F. Dasher                      Trustee
------------------------------------                                                         July 29, 2004
(Jane F. Dasher)

/s/ Donald R. Foley                     Trustee
------------------------------------                                                         July 29, 2004
(Donald R. Foley)

/s/ Paul Hardin III                     Trustee
------------------------------------                                                         July 29, 2004
(Paul Hardin III)

/s/ Richard E. Hanson                   Trustee
------------------------------------                                                         July 29, 2004
(Richard E. Hanson)

/s/ Roderick C. Rasmussen               Trustee
------------------------------------                                                         July 29, 2004
(Roderick C. Rasmussen)

/s/ John P. Toolan                      Trustee
------------------------------------                                                         July 29, 2004
(John P. Toolan)

/s/ Robert Brault                       Chief Financial Officer and Treasurer                July 29, 2004
------------------------------------
(Robert Brault)

*By: /s/ Robert I. Frenkel              Secretary                                            July 29, 2004
     -------------------------------
Robert I. Frenkel
Pursuant to Power of Attorney

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below, hereby makes, constitutes and appoints R. Jay Gerken, Robert I. Frenkel, Thomas
C. Mandia, Andrew Shoup and Gordon E. Swartz, and each and any one of them, his or her true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities for the purpose of executing in my name,
(a) in my personal capacity or (b) in my capacity as a Director or Trustee of the High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Equity Funds, Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc. and Smith Barney Small Cap Core Fund, Inc., all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement, and any other documents relating or ancillary thereto, including but not limited to, all documents relating to filings with the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (collectively, the "Acts"), and the rules and regulations promulgated thereunder, including any registration statements (including pre-effective and post-effective amendments thereto) on Form N-1A or Form N-2 required to be filed with the SEC pursuant to the Acts. All past acts of the attorney-in-fact in furtherance of the foregoing are hereby ratified and confirmed. This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

This power of attorney shall be valid for the date hereof until revoked by me. IN WITNESS WHEREOF, I have executed this instrument as of the 21st day of May, 2004.


/s/ Lee Abraham                                      /s/ Allan J. Bloostein
--------------------                                 ---------------------------
Lee Abraham                                          Allan J. Bloostein


/s/ Jane F. Dasher                                   /s/ Donald R. Foley
--------------------                                 ---------------------------
Jane F. Dasher                                       Donald R. Foley


/s/ R. Jay Gerken                                    /s/ Richard E. Hanson, Jr.
--------------------                                 ---------------------------
R. Jay Gerken                                        Richard E. Hanson, Jr.


/s/ Paul Hardin                                      /s/ Roderick C. Rasmussen
--------------------                                 ---------------------------
Paul Hardin                                          Roderick C. Rasmussen


/s/ John P. Toolan
--------------------
John P. Toolan

                                 EXHIBIT INDEX

Exhibit No.     Exhibit


     a.4   Articles of Amendment to Articles of Incorporation

     j.1   Consent of Independent Registered Accounting Firm

     m.7   Amended 12b-1, plan for Limited Term Portfolio

     m.8   Amended 12b-1 plan for New York Portfolio

     m.9 Amended 12b-1 plan for National Portfolio, Georgia Portfolio, Pennsylvania Portfolio and Florida Portfolio.